UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders for the Goldman Sachs Large Cap Growth Insights Fund, Goldman Sachs Large Cap Value Insights Fund, Goldman Sachs Small Cap Equity Insights Fund, Goldman Sachs Small Cap Growth Insights Fund, Goldman Sachs Small Cap Value Insights Fund, Goldman Sachs U.S. Equity Insights Fund, Goldman Sachs China Equity Fund, Goldman Sachs Emerging Markets Equity Fund, Goldman Sachs International Equity ESG Fund, Goldman Sachs International Equity Income Fund, Goldman Sachs Emerging Markets Equity Insights Fund, Goldman Sachs International Equity Insights Fund, and Goldman Sachs International Small Cap Insights Fund is filed herewith.

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs China Equity Fund

Class A: GSAGX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs China Equity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	17.9%
Financials	17.1%
Industrials	16.8%
Consumer Discretionary	13.9%
Communication Services	11.0%
Materials	8.4%
Health Care	5.0%
Consumer Staples	4.3%
Energy	3.1%
Other	2.3%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$73	1.45%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$40,987,618
  # of Portfolio Holdings as of Period End81
  Portfolio Turnover Rate for the Period46%
  Total Net Advisory Fees Paid for the Period$202,475

Goldman Sachs China Equity Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs China Equity Fund

38141W570-SAR-0426     Class A

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Emerging Markets Equity Fund

Class A: GEMAX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	39.3%
Financials	20.8%
Industrials	11.2%
Consumer Discretionary	8.4%
Communication Services	5.1%
Materials	4.4%
Consumer Staples	3.9%
Health Care	3.5%
Energy	1.5%
Other	1.7%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$73	1.33%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$3,303,777,102
  # of Portfolio Holdings as of Period End129
  Portfolio Turnover Rate for the Period32%
  Total Net Advisory Fees Paid for the Period$13,521,053

Goldman Sachs Emerging Markets Equity Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Fund

38142B450-SAR-0426     Class A

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs International Equity ESG Fund

Class A: GSIFX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	26.4%
Industrials	19.4%
Information Technology	13.3%
Health Care	11.4%
Consumer Discretionary	7.8%
Utilities	7.4%
Consumer Staples	5.3%
Communication Services	5.0%
Materials	2.0%
Other	0.7%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$60	1.17%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$886,539,886
  # of Portfolio Holdings as of Period End43
  Portfolio Turnover Rate for the Period11%
  Total Net Advisory Fees Paid for the Period$3,773,782

Goldman Sachs International Equity ESG Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity ESG Fund

38141W596-SAR-0426     Class A

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs International Equity Income Fund

Class A: GSAKX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	32.9%
Industrials	14.8%
Health Care	10.0%
Utilities	8.3%
Consumer Discretionary	7.7%
Information Technology	6.1%
Consumer Staples	5.9%
Energy	4.7%
Communication Services	4.5%
Other	4.2%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$59	1.11%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$3,497,716,964
  # of Portfolio Holdings as of Period End45
  Portfolio Turnover Rate for the Period27%
  Total Net Advisory Fees Paid for the Period$12,037,933

Goldman Sachs International Equity Income Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Income Fund

38144N502-SAR-0426     Class A

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Emerging Markets Equity Insights Fund

Class A: GERAX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	38.4%
Financials	16.7%
Industrials	10.6%
Consumer Discretionary	7.1%
Materials	7.0%
Communication Services	5.6%
Energy	5.6%
Health Care	3.6%
Utilities	2.7%
Other	0.5%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$72	1.33%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$3,493,211,419
  # of Portfolio Holdings as of Period End372
  Portfolio Turnover Rate for the Period72%
  Total Net Advisory Fees Paid for the Period$13,055,854

Goldman Sachs Emerging Markets Equity Insights Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Insights Fund

38144N585-SAR-0426     Class A

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs International Equity Insights Fund

Class A: GCIAX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	23.3%
Industrials	18.5%
Information Technology	11.4%
Health Care	10.6%
Consumer Discretionary	8.0%
Consumer Staples	7.3%
Materials	5.8%
Energy	4.4%
Communication Services	3.1%
Other	4.9%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$59	1.12%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$6,257,435,430
  # of Portfolio Holdings as of Period End374
  Portfolio Turnover Rate for the Period73%
  Total Net Advisory Fees Paid for the Period$19,322,240

Goldman Sachs International Equity Insights Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Insights Fund

38142V878-SAR-0426     Class A

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs International Small Cap Insights Fund

Class A: GICAX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Small Cap Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	24.4%
Materials	13.6%
Information Technology	11.3%
Financials	10.9%
Consumer Discretionary	9.5%
Real Estate	8.4%
Health Care	6.7%
Energy	4.9%
Consumer Staples	3.1%
Other	4.3%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$64	1.20%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$6,840,165,920
  # of Portfolio Holdings as of Period End480
  Portfolio Turnover Rate for the Period74%
  Total Net Advisory Fees Paid for the Period$24,581,387

Goldman Sachs International Small Cap Insights Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Small Cap Insights Fund

38144N627-SAR-0426     Class A

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Large Cap Growth Insights Fund

Class A: GLCGX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	50.7%
Consumer Discretionary	16.6%
Communication Services	12.4%
Industrials	7.7%
Financials	5.9%
Health Care	5.3%
Consumer Staples	0.8%
Real Estate	0.5%
Energy	0.1%
Other	0.1%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$44	0.90%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,642,994,919
  # of Portfolio Holdings as of Period End89
  Portfolio Turnover Rate for the Period96%
  Total Net Advisory Fees Paid for the Period$3,978,123

Goldman Sachs Large Cap Growth Insights Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Growth Insights Fund

38142B435-SAR-0426     Class A

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Large Cap Value Insights Fund

Class A: GCVAX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	20.5%
Industrials	14.4%
Information Technology	12.7%
Health Care	12.1%
Consumer Discretionary	9.8%
Communication Services	8.3%
Energy	7.3%
Consumer Staples	4.3%
Materials	4.3%
Other	5.1%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$48	0.92%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$676,036,859
  # of Portfolio Holdings as of Period End152
  Portfolio Turnover Rate for the Period94%
  Total Net Advisory Fees Paid for the Period$1,604,444

Goldman Sachs Large Cap Value Insights Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Insights Fund

38142V225-SAR-0426     Class A

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Small Cap Equity Insights Fund

Class A: GCSAX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	17.7%
Information Technology	17.1%
Financials	16.2%
Health Care	15.0%
Consumer Discretionary	11.1%
Energy	6.8%
Real Estate	4.8%
Materials	4.6%
Communication Services	2.7%
Other	2.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$65	1.20%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$730,579,037
  # of Portfolio Holdings as of Period End546
  Portfolio Turnover Rate for the Period70%
  Total Net Advisory Fees Paid for the Period$2,357,724

Goldman Sachs Small Cap Equity Insights Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Equity Insights Fund

38142V506-SAR-0426     Class A

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Small Cap Growth Insights Fund

Class A: GSAOX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	22.8%
Information Technology	21.9%
Health Care	20.4%
Consumer Discretionary	10.3%
Financials	9.0%
Materials	4.0%
Energy	3.7%
Communication Services	3.4%
Consumer Staples	1.2%
Other	1.5%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$64	1.20%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$288,198,626
  # of Portfolio Holdings as of Period End421
  Portfolio Turnover Rate for the Period72%
  Total Net Advisory Fees Paid for the Period$868,078

Goldman Sachs Small Cap Growth Insights Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Insights Fund

38143H225-SAR-0426     Class A

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Small Cap Value Insights Fund

Class A: GSATX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	22.7%
Consumer Discretionary	11.5%
Information Technology	11.2%
Industrials	10.9%
Energy	9.5%
Health Care	9.3%
Real Estate	8.1%
Materials	5.5%
Utilities	3.0%
Other	4.9%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$65	1.20%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,135,711,984
  # of Portfolio Holdings as of Period End485
  Portfolio Turnover Rate for the Period69%
  Total Net Advisory Fees Paid for the Period$3,668,825

Goldman Sachs Small Cap Value Insights Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Insights Fund

38143H282-SAR-0426     Class A

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs U.S. Equity Insights Fund

Class A: GSSQX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	34.2%
Financials	13.0%
Consumer Discretionary	12.9%
Communication Services	10.7%
Industrials	9.2%
Health Care	8.2%
Energy	3.7%
Consumer Staples	3.0%
Materials	2.6%
Other	1.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$47	0.92%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,123,943,246
  # of Portfolio Holdings as of Period End123
  Portfolio Turnover Rate for the Period92%
  Total Net Advisory Fees Paid for the Period$2,907,800

Goldman Sachs U.S. Equity Insights Fund

Class A

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Insights Fund

38141W620-SAR-0426     Class A

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs China Equity Fund

Class C: GSACX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs China Equity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	17.9%
Financials	17.1%
Industrials	16.8%
Consumer Discretionary	13.9%
Communication Services	11.0%
Materials	8.4%
Health Care	5.0%
Consumer Staples	4.3%
Energy	3.1%
Other	2.3%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$111	2.20%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$40,987,618
  # of Portfolio Holdings as of Period End81
  Portfolio Turnover Rate for the Period46%
  Total Net Advisory Fees Paid for the Period$202,475

Goldman Sachs China Equity Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs China Equity Fund

38142B294-SAR-0426     Class C

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Emerging Markets Equity Fund

Class C: GEMCX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	39.3%
Financials	20.8%
Industrials	11.2%
Consumer Discretionary	8.4%
Communication Services	5.1%
Materials	4.4%
Consumer Staples	3.9%
Health Care	3.5%
Energy	1.5%
Other	1.7%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$113	2.08%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$3,303,777,102
  # of Portfolio Holdings as of Period End129
  Portfolio Turnover Rate for the Period32%
  Total Net Advisory Fees Paid for the Period$13,521,053

Goldman Sachs Emerging Markets Equity Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Fund

38142B252-SAR-0426     Class C

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs International Equity ESG Fund

Class C: GSICX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	26.4%
Industrials	19.4%
Information Technology	13.3%
Health Care	11.4%
Consumer Discretionary	7.8%
Utilities	7.4%
Consumer Staples	5.3%
Communication Services	5.0%
Materials	2.0%
Other	0.7%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$99	1.92%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$886,539,886
  # of Portfolio Holdings as of Period End43
  Portfolio Turnover Rate for the Period11%
  Total Net Advisory Fees Paid for the Period$3,773,782

Goldman Sachs International Equity ESG Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity ESG Fund

38142B328-SAR-0426     Class C

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs International Equity Income Fund

Class C: GSCKX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	32.9%
Industrials	14.8%
Health Care	10.0%
Utilities	8.3%
Consumer Discretionary	7.7%
Information Technology	6.1%
Consumer Staples	5.9%
Energy	4.7%
Communication Services	4.5%
Other	4.2%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$99	1.86%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$3,497,716,964
  # of Portfolio Holdings as of Period End45
  Portfolio Turnover Rate for the Period27%
  Total Net Advisory Fees Paid for the Period$12,037,933

Goldman Sachs International Equity Income Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Income Fund

38144N700-SAR-0426     Class C

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Emerging Markets Equity Insights Fund

Class C: GERCX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	38.4%
Financials	16.7%
Industrials	10.6%
Consumer Discretionary	7.1%
Materials	7.0%
Communication Services	5.6%
Energy	5.6%
Health Care	3.6%
Utilities	2.7%
Other	0.5%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$113	2.08%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$3,493,211,419
  # of Portfolio Holdings as of Period End372
  Portfolio Turnover Rate for the Period72%
  Total Net Advisory Fees Paid for the Period$13,055,854

Goldman Sachs Emerging Markets Equity Insights Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Insights Fund

38144N577-SAR-0426     Class C

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs International Equity Insights Fund

Class C: GCICX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	23.3%
Industrials	18.5%
Information Technology	11.4%
Health Care	10.6%
Consumer Discretionary	8.0%
Consumer Staples	7.3%
Materials	5.8%
Energy	4.4%
Communication Services	3.1%
Other	4.9%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$99	1.87%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$6,257,435,430
  # of Portfolio Holdings as of Period End374
  Portfolio Turnover Rate for the Period73%
  Total Net Advisory Fees Paid for the Period$19,322,240

Goldman Sachs International Equity Insights Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Insights Fund

38142V852-SAR-0426     Class C

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs International Small Cap Insights Fund

Class C: GICCX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Small Cap Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	24.4%
Materials	13.6%
Information Technology	11.3%
Financials	10.9%
Consumer Discretionary	9.5%
Real Estate	8.4%
Health Care	6.7%
Energy	4.9%
Consumer Staples	3.1%
Other	4.3%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$104	1.95%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$6,840,165,920
  # of Portfolio Holdings as of Period End480
  Portfolio Turnover Rate for the Period74%
  Total Net Advisory Fees Paid for the Period$24,581,387

Goldman Sachs International Small Cap Insights Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Small Cap Insights Fund

38144N619-SAR-0426     Class C

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Large Cap Growth Insights Fund

Class C: GLCCX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	50.7%
Consumer Discretionary	16.6%
Communication Services	12.4%
Industrials	7.7%
Financials	5.9%
Health Care	5.3%
Consumer Staples	0.8%
Real Estate	0.5%
Energy	0.1%
Other	0.1%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$80	1.65%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,642,994,919
  # of Portfolio Holdings as of Period End89
  Portfolio Turnover Rate for the Period96%
  Total Net Advisory Fees Paid for the Period$3,978,123

Goldman Sachs Large Cap Growth Insights Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Growth Insights Fund

38142B260-SAR-0426     Class C

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Large Cap Value Insights Fund

Class C: GCVCX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	20.5%
Industrials	14.4%
Information Technology	12.7%
Health Care	12.1%
Consumer Discretionary	9.8%
Communication Services	8.3%
Energy	7.3%
Consumer Staples	4.3%
Materials	4.3%
Other	5.1%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$88	1.67%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$676,036,859
  # of Portfolio Holdings as of Period End152
  Portfolio Turnover Rate for the Period94%
  Total Net Advisory Fees Paid for the Period$1,604,444

Goldman Sachs Large Cap Value Insights Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Insights Fund

38142V191-SAR-0426     Class C

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Small Cap Equity Insights Fund

Class C: GCSCX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	17.7%
Information Technology	17.1%
Financials	16.2%
Health Care	15.0%
Consumer Discretionary	11.1%
Energy	6.8%
Real Estate	4.8%
Materials	4.6%
Communication Services	2.7%
Other	2.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$105	1.95%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$730,579,037
  # of Portfolio Holdings as of Period End546
  Portfolio Turnover Rate for the Period70%
  Total Net Advisory Fees Paid for the Period$2,357,724

Goldman Sachs Small Cap Equity Insights Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Equity Insights Fund

38142V704-SAR-0426     Class C

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Small Cap Growth Insights Fund

Class C: GSCOX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	22.8%
Information Technology	21.9%
Health Care	20.4%
Consumer Discretionary	10.3%
Financials	9.0%
Materials	4.0%
Energy	3.7%
Communication Services	3.4%
Consumer Staples	1.2%
Other	1.5%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$104	1.95%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$288,198,626
  # of Portfolio Holdings as of Period End421
  Portfolio Turnover Rate for the Period72%
  Total Net Advisory Fees Paid for the Period$868,078

Goldman Sachs Small Cap Growth Insights Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Insights Fund

38143H191-SAR-0426     Class C

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Small Cap Value Insights Fund

Class C: GSCTX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	22.7%
Consumer Discretionary	11.5%
Information Technology	11.2%
Industrials	10.9%
Energy	9.5%
Health Care	9.3%
Real Estate	8.1%
Materials	5.5%
Utilities	3.0%
Other	4.9%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$106	1.95%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,135,711,984
  # of Portfolio Holdings as of Period End485
  Portfolio Turnover Rate for the Period69%
  Total Net Advisory Fees Paid for the Period$3,668,825

Goldman Sachs Small Cap Value Insights Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Insights Fund

38143H266-SAR-0426     Class C

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs U.S. Equity Insights Fund

Class C: GSUSX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	34.2%
Financials	13.0%
Consumer Discretionary	12.9%
Communication Services	10.7%
Industrials	9.2%
Health Care	8.2%
Energy	3.7%
Consumer Staples	3.0%
Materials	2.6%
Other	1.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$84	1.67%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,123,943,246
  # of Portfolio Holdings as of Period End123
  Portfolio Turnover Rate for the Period92%
  Total Net Advisory Fees Paid for the Period$2,907,800

Goldman Sachs U.S. Equity Insights Fund

Class C

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Insights Fund

38142B278-SAR-0426     Class C

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs China Equity Fund

Institutional Class: GSAIX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs China Equity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	17.9%
Financials	17.1%
Industrials	16.8%
Consumer Discretionary	13.9%
Communication Services	11.0%
Materials	8.4%
Health Care	5.0%
Consumer Staples	4.3%
Energy	3.1%
Other	2.3%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$55	1.09%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$40,987,618
  # of Portfolio Holdings as of Period End81
  Portfolio Turnover Rate for the Period46%
  Total Net Advisory Fees Paid for the Period$202,475

Goldman Sachs China Equity Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs China Equity Fund

38141W455-SAR-0426     Institutional Class

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Emerging Markets Equity Fund

Institutional Class: GEMIX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	39.3%
Financials	20.8%
Industrials	11.2%
Consumer Discretionary	8.4%
Communication Services	5.1%
Materials	4.4%
Consumer Staples	3.9%
Health Care	3.5%
Energy	1.5%
Other	1.7%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$56	1.03%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$3,303,777,102
  # of Portfolio Holdings as of Period End129
  Portfolio Turnover Rate for the Period32%
  Total Net Advisory Fees Paid for the Period$13,521,053

Goldman Sachs Emerging Markets Equity Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Fund

38142B369-SAR-0426     Institutional Class

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs International Equity ESG Fund

Institutional Class: GSIEX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	26.4%
Industrials	19.4%
Information Technology	13.3%
Health Care	11.4%
Consumer Discretionary	7.8%
Utilities	7.4%
Consumer Staples	5.3%
Communication Services	5.0%
Materials	2.0%
Other	0.7%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$44	0.85%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$886,539,886
  # of Portfolio Holdings as of Period End43
  Portfolio Turnover Rate for the Period11%
  Total Net Advisory Fees Paid for the Period$3,773,782

Goldman Sachs International Equity ESG Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity ESG Fund

38141W448-SAR-0426     Institutional Class

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs International Equity Income Fund

Institutional Class: GSIKX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	32.9%
Industrials	14.8%
Health Care	10.0%
Utilities	8.3%
Consumer Discretionary	7.7%
Information Technology	6.1%
Consumer Staples	5.9%
Energy	4.7%
Communication Services	4.5%
Other	4.2%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$42	0.78%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$3,497,716,964
  # of Portfolio Holdings as of Period End45
  Portfolio Turnover Rate for the Period27%
  Total Net Advisory Fees Paid for the Period$12,037,933

Goldman Sachs International Equity Income Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Income Fund

38144N809-SAR-0426     Institutional Class

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Emerging Markets Equity Insights Fund

Institutional Class: GERIX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	38.4%
Financials	16.7%
Industrials	10.6%
Consumer Discretionary	7.1%
Materials	7.0%
Communication Services	5.6%
Energy	5.6%
Health Care	3.6%
Utilities	2.7%
Other	0.5%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$53	0.97%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$3,493,211,419
  # of Portfolio Holdings as of Period End372
  Portfolio Turnover Rate for the Period72%
  Total Net Advisory Fees Paid for the Period$13,055,854

Goldman Sachs Emerging Markets Equity Insights Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Insights Fund

38144N569-SAR-0426     Institutional Class

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs International Equity Insights Fund

Institutional Class: GCIIX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	23.3%
Industrials	18.5%
Information Technology	11.4%
Health Care	10.6%
Consumer Discretionary	8.0%
Consumer Staples	7.3%
Materials	5.8%
Energy	4.4%
Communication Services	3.1%
Other	4.9%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$40	0.76%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$6,257,435,430
  # of Portfolio Holdings as of Period End374
  Portfolio Turnover Rate for the Period73%
  Total Net Advisory Fees Paid for the Period$19,322,240

Goldman Sachs International Equity Insights Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Insights Fund

38142V845-SAR-0426     Institutional Class

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs International Small Cap Insights Fund

Institutional Class: GICIX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Small Cap Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	24.4%
Materials	13.6%
Information Technology	11.3%
Financials	10.9%
Consumer Discretionary	9.5%
Real Estate	8.4%
Health Care	6.7%
Energy	4.9%
Consumer Staples	3.1%
Other	4.3%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$45	0.84%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$6,840,165,920
  # of Portfolio Holdings as of Period End480
  Portfolio Turnover Rate for the Period74%
  Total Net Advisory Fees Paid for the Period$24,581,387

Goldman Sachs International Small Cap Insights Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Small Cap Insights Fund

38144N593-SAR-0426     Institutional Class

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Large Cap Growth Insights Fund

Institutional Class: GCGIX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	50.7%
Consumer Discretionary	16.6%
Communication Services	12.4%
Industrials	7.7%
Financials	5.9%
Health Care	5.3%
Consumer Staples	0.8%
Real Estate	0.5%
Energy	0.1%
Other	0.1%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$26	0.54%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,642,994,919
  # of Portfolio Holdings as of Period End89
  Portfolio Turnover Rate for the Period96%
  Total Net Advisory Fees Paid for the Period$3,978,123

Goldman Sachs Large Cap Growth Insights Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Growth Insights Fund

38142B385-SAR-0426     Institutional Class

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Large Cap Value Insights Fund

Institutional Class: GCVIX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	20.5%
Industrials	14.4%
Information Technology	12.7%
Health Care	12.1%
Consumer Discretionary	9.8%
Communication Services	8.3%
Energy	7.3%
Consumer Staples	4.3%
Materials	4.3%
Other	5.1%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$30	0.56%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$676,036,859
  # of Portfolio Holdings as of Period End152
  Portfolio Turnover Rate for the Period94%
  Total Net Advisory Fees Paid for the Period$1,604,444

Goldman Sachs Large Cap Value Insights Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Insights Fund

38142V183-SAR-0426     Institutional Class

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Small Cap Equity Insights Fund

Institutional Class: GCSIX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	17.7%
Information Technology	17.1%
Financials	16.2%
Health Care	15.0%
Consumer Discretionary	11.1%
Energy	6.8%
Real Estate	4.8%
Materials	4.6%
Communication Services	2.7%
Other	2.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$45	0.84%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$730,579,037
  # of Portfolio Holdings as of Period End546
  Portfolio Turnover Rate for the Period70%
  Total Net Advisory Fees Paid for the Period$2,357,724

Goldman Sachs Small Cap Equity Insights Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Equity Insights Fund

38142V803-SAR-0426     Institutional Class

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Small Cap Growth Insights Fund

Institutional Class: GSIOX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	22.8%
Information Technology	21.9%
Health Care	20.4%
Consumer Discretionary	10.3%
Financials	9.0%
Materials	4.0%
Energy	3.7%
Communication Services	3.4%
Consumer Staples	1.2%
Other	1.5%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$45	0.84%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$288,198,626
  # of Portfolio Holdings as of Period End421
  Portfolio Turnover Rate for the Period72%
  Total Net Advisory Fees Paid for the Period$868,078

Goldman Sachs Small Cap Growth Insights Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Insights Fund

38143H183-SAR-0426     Institutional Class

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Small Cap Value Insights Fund

Institutional Class: GSITX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	22.7%
Consumer Discretionary	11.5%
Information Technology	11.2%
Industrials	10.9%
Energy	9.5%
Health Care	9.3%
Real Estate	8.1%
Materials	5.5%
Utilities	3.0%
Other	4.9%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$46	0.84%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,135,711,984
  # of Portfolio Holdings as of Period End485
  Portfolio Turnover Rate for the Period69%
  Total Net Advisory Fees Paid for the Period$3,668,825

Goldman Sachs Small Cap Value Insights Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Insights Fund

38143H241-SAR-0426     Institutional Class

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs U.S. Equity Insights Fund

Institutional Class: GSELX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	34.2%
Financials	13.0%
Consumer Discretionary	12.9%
Communication Services	10.7%
Industrials	9.2%
Health Care	8.2%
Energy	3.7%
Consumer Staples	3.0%
Materials	2.6%
Other	1.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$28	0.56%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,123,943,246
  # of Portfolio Holdings as of Period End123
  Portfolio Turnover Rate for the Period92%
  Total Net Advisory Fees Paid for the Period$2,907,800

Goldman Sachs U.S. Equity Insights Fund

Institutional Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Insights Fund

38141W372-SAR-0426     Institutional Class

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Emerging Markets Equity Fund

Service Class: GEMSX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	39.3%
Financials	20.8%
Industrials	11.2%
Consumer Discretionary	8.4%
Communication Services	5.1%
Materials	4.4%
Consumer Staples	3.9%
Health Care	3.5%
Energy	1.5%
Other	1.7%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$83	1.53%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$3,303,777,102
  # of Portfolio Holdings as of Period End129
  Portfolio Turnover Rate for the Period32%
  Total Net Advisory Fees Paid for the Period$13,521,053

Goldman Sachs Emerging Markets Equity Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Fund

38142B351-SAR-0426     Service Class

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs International Equity ESG Fund

Service Class: GSISX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	26.4%
Industrials	19.4%
Information Technology	13.3%
Health Care	11.4%
Consumer Discretionary	7.8%
Utilities	7.4%
Consumer Staples	5.3%
Communication Services	5.0%
Materials	2.0%
Other	0.7%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$69	1.35%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$886,539,886
  # of Portfolio Holdings as of Period End43
  Portfolio Turnover Rate for the Period11%
  Total Net Advisory Fees Paid for the Period$3,773,782

Goldman Sachs International Equity ESG Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity ESG Fund

38141W430-SAR-0426     Service Class

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs International Equity Insights Fund

Service Class: GCISX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	23.3%
Industrials	18.5%
Information Technology	11.4%
Health Care	10.6%
Consumer Discretionary	8.0%
Consumer Staples	7.3%
Materials	5.8%
Energy	4.4%
Communication Services	3.1%
Other	4.9%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$67	1.26%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$6,257,435,430
  # of Portfolio Holdings as of Period End374
  Portfolio Turnover Rate for the Period73%
  Total Net Advisory Fees Paid for the Period$19,322,240

Goldman Sachs International Equity Insights Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Insights Fund

38142V837-SAR-0426     Service Class

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Large Cap Growth Insights Fund

Service Class: GSCLX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	50.7%
Consumer Discretionary	16.6%
Communication Services	12.4%
Industrials	7.7%
Financials	5.9%
Health Care	5.3%
Consumer Staples	0.8%
Real Estate	0.5%
Energy	0.1%
Other	0.1%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$51	1.04%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,642,994,919
  # of Portfolio Holdings as of Period End89
  Portfolio Turnover Rate for the Period96%
  Total Net Advisory Fees Paid for the Period$3,978,123

Goldman Sachs Large Cap Growth Insights Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Growth Insights Fund

38142B377-SAR-0426     Service Class

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Large Cap Value Insights Fund

Service Class: GCLSX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	20.5%
Industrials	14.4%
Information Technology	12.7%
Health Care	12.1%
Consumer Discretionary	9.8%
Communication Services	8.3%
Energy	7.3%
Consumer Staples	4.3%
Materials	4.3%
Other	5.1%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$56	1.06%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$676,036,859
  # of Portfolio Holdings as of Period End152
  Portfolio Turnover Rate for the Period94%
  Total Net Advisory Fees Paid for the Period$1,604,444

Goldman Sachs Large Cap Value Insights Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Insights Fund

38142V175-SAR-0426     Service Class

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Small Cap Equity Insights Fund

Service Class: GCSSX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	17.7%
Information Technology	17.1%
Financials	16.2%
Health Care	15.0%
Consumer Discretionary	11.1%
Energy	6.8%
Real Estate	4.8%
Materials	4.6%
Communication Services	2.7%
Other	2.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$72	1.34%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$730,579,037
  # of Portfolio Holdings as of Period End546
  Portfolio Turnover Rate for the Period70%
  Total Net Advisory Fees Paid for the Period$2,357,724

Goldman Sachs Small Cap Equity Insights Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Equity Insights Fund

38142V886-SAR-0426     Service Class

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs U.S. Equity Insights Fund

Service Class: GSESX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	34.2%
Financials	13.0%
Consumer Discretionary	12.9%
Communication Services	10.7%
Industrials	9.2%
Health Care	8.2%
Energy	3.7%
Consumer Staples	3.0%
Materials	2.6%
Other	1.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$54	1.06%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,123,943,246
  # of Portfolio Holdings as of Period End123
  Portfolio Turnover Rate for the Period92%
  Total Net Advisory Fees Paid for the Period$2,907,800

Goldman Sachs U.S. Equity Insights Fund

Service Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Insights Fund

38141W463-SAR-0426     Service Class

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs China Equity Fund

Investor Class: GSAEX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs China Equity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	17.9%
Financials	17.1%
Industrials	16.8%
Consumer Discretionary	13.9%
Communication Services	11.0%
Materials	8.4%
Health Care	5.0%
Consumer Staples	4.3%
Energy	3.1%
Other	2.3%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$61	1.20%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$40,987,618
  # of Portfolio Holdings as of Period End81
  Portfolio Turnover Rate for the Period46%
  Total Net Advisory Fees Paid for the Period$202,475

Goldman Sachs China Equity Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs China Equity Fund

38147X804-SAR-0426     Investor Class

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Emerging Markets Equity Fund

Investor Class: GIRMX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	39.3%
Financials	20.8%
Industrials	11.2%
Consumer Discretionary	8.4%
Communication Services	5.1%
Materials	4.4%
Consumer Staples	3.9%
Health Care	3.5%
Energy	1.5%
Other	1.7%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$59	1.08%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$3,303,777,102
  # of Portfolio Holdings as of Period End129
  Portfolio Turnover Rate for the Period32%
  Total Net Advisory Fees Paid for the Period$13,521,053

Goldman Sachs Emerging Markets Equity Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Fund

38145C596-SAR-0426     Investor Class

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs International Equity ESG Fund

Investor Class: GIRNX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	26.4%
Industrials	19.4%
Information Technology	13.3%
Health Care	11.4%
Consumer Discretionary	7.8%
Utilities	7.4%
Consumer Staples	5.3%
Communication Services	5.0%
Materials	2.0%
Other	0.7%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$47	0.92%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$886,539,886
  # of Portfolio Holdings as of Period End43
  Portfolio Turnover Rate for the Period11%
  Total Net Advisory Fees Paid for the Period$3,773,782

Goldman Sachs International Equity ESG Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity ESG Fund

38145C588-SAR-0426     Investor Class

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs International Equity Income Fund

Investor Class: GSTKX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	32.9%
Industrials	14.8%
Health Care	10.0%
Utilities	8.3%
Consumer Discretionary	7.7%
Information Technology	6.1%
Consumer Staples	5.9%
Energy	4.7%
Communication Services	4.5%
Other	4.2%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$46	0.86%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$3,497,716,964
  # of Portfolio Holdings as of Period End45
  Portfolio Turnover Rate for the Period27%
  Total Net Advisory Fees Paid for the Period$12,037,933

Goldman Sachs International Equity Income Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Income Fund

38145N444-SAR-0426     Investor Class

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Emerging Markets Equity Insights Fund

Investor Class: GIRPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	38.4%
Financials	16.7%
Industrials	10.6%
Consumer Discretionary	7.1%
Materials	7.0%
Communication Services	5.6%
Energy	5.6%
Health Care	3.6%
Utilities	2.7%
Other	0.5%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$59	1.08%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$3,493,211,419
  # of Portfolio Holdings as of Period End372
  Portfolio Turnover Rate for the Period72%
  Total Net Advisory Fees Paid for the Period$13,055,854

Goldman Sachs Emerging Markets Equity Insights Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Insights Fund

38145C562-SAR-0426     Investor Class

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs International Equity Insights Fund

Investor Class: GCITX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	23.3%
Industrials	18.5%
Information Technology	11.4%
Health Care	10.6%
Consumer Discretionary	8.0%
Consumer Staples	7.3%
Materials	5.8%
Energy	4.4%
Communication Services	3.1%
Other	4.9%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$46	0.87%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$6,257,435,430
  # of Portfolio Holdings as of Period End374
  Portfolio Turnover Rate for the Period73%
  Total Net Advisory Fees Paid for the Period$19,322,240

Goldman Sachs International Equity Insights Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Insights Fund

38145N519-SAR-0426     Investor Class

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs International Small Cap Insights Fund

Investor Class: GIRLX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Small Cap Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	24.4%
Materials	13.6%
Information Technology	11.3%
Financials	10.9%
Consumer Discretionary	9.5%
Real Estate	8.4%
Health Care	6.7%
Energy	4.9%
Consumer Staples	3.1%
Other	4.3%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$51	0.95%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$6,840,165,920
  # of Portfolio Holdings as of Period End480
  Portfolio Turnover Rate for the Period74%
  Total Net Advisory Fees Paid for the Period$24,581,387

Goldman Sachs International Small Cap Insights Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Small Cap Insights Fund

38145C554-SAR-0426     Investor Class

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Large Cap Growth Insights Fund

Investor Class: GLCTX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	50.7%
Consumer Discretionary	16.6%
Communication Services	12.4%
Industrials	7.7%
Financials	5.9%
Health Care	5.3%
Consumer Staples	0.8%
Real Estate	0.5%
Energy	0.1%
Other	0.1%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$32	0.65%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,642,994,919
  # of Portfolio Holdings as of Period End89
  Portfolio Turnover Rate for the Period96%
  Total Net Advisory Fees Paid for the Period$3,978,123

Goldman Sachs Large Cap Growth Insights Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Growth Insights Fund

38145N592-SAR-0426     Investor Class

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Large Cap Value Insights Fund

Investor Class: GCVTX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	20.5%
Industrials	14.4%
Information Technology	12.7%
Health Care	12.1%
Consumer Discretionary	9.8%
Communication Services	8.3%
Energy	7.3%
Consumer Staples	4.3%
Materials	4.3%
Other	5.1%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$35	0.67%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$676,036,859
  # of Portfolio Holdings as of Period End152
  Portfolio Turnover Rate for the Period94%
  Total Net Advisory Fees Paid for the Period$1,604,444

Goldman Sachs Large Cap Value Insights Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Insights Fund

38145N626-SAR-0426     Investor Class

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Small Cap Equity Insights Fund

Investor Class: GDSTX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	17.7%
Information Technology	17.1%
Financials	16.2%
Health Care	15.0%
Consumer Discretionary	11.1%
Energy	6.8%
Real Estate	4.8%
Materials	4.6%
Communication Services	2.7%
Other	2.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$51	0.95%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$730,579,037
  # of Portfolio Holdings as of Period End546
  Portfolio Turnover Rate for the Period70%
  Total Net Advisory Fees Paid for the Period$2,357,724

Goldman Sachs Small Cap Equity Insights Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Equity Insights Fund

38145N576-SAR-0426     Investor Class

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Small Cap Growth Insights Fund

Investor Class: GSTOX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	22.8%
Information Technology	21.9%
Health Care	20.4%
Consumer Discretionary	10.3%
Financials	9.0%
Materials	4.0%
Energy	3.7%
Communication Services	3.4%
Consumer Staples	1.2%
Other	1.5%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$51	0.95%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$288,198,626
  # of Portfolio Holdings as of Period End421
  Portfolio Turnover Rate for the Period72%
  Total Net Advisory Fees Paid for the Period$868,078

Goldman Sachs Small Cap Growth Insights Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Insights Fund

38145N535-SAR-0426     Investor Class

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Small Cap Value Insights Fund

Investor Class: GTTTX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	22.7%
Consumer Discretionary	11.5%
Information Technology	11.2%
Industrials	10.9%
Energy	9.5%
Health Care	9.3%
Real Estate	8.1%
Materials	5.5%
Utilities	3.0%
Other	4.9%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$52	0.95%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,135,711,984
  # of Portfolio Holdings as of Period End485
  Portfolio Turnover Rate for the Period69%
  Total Net Advisory Fees Paid for the Period$3,668,825

Goldman Sachs Small Cap Value Insights Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Insights Fund

38145N550-SAR-0426     Investor Class

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs U.S. Equity Insights Fund

Investor Class: GSUTX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	34.2%
Financials	13.0%
Consumer Discretionary	12.9%
Communication Services	10.7%
Industrials	9.2%
Health Care	8.2%
Energy	3.7%
Consumer Staples	3.0%
Materials	2.6%
Other	1.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$34	0.67%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,123,943,246
  # of Portfolio Holdings as of Period End123
  Portfolio Turnover Rate for the Period92%
  Total Net Advisory Fees Paid for the Period$2,907,800

Goldman Sachs U.S. Equity Insights Fund

Investor Class

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Insights Fund

38145N642-SAR-0426     Investor Class

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs China Equity Fund

Class R6: GSAFX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs China Equity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	17.9%
Financials	17.1%
Industrials	16.8%
Consumer Discretionary	13.9%
Communication Services	11.0%
Materials	8.4%
Health Care	5.0%
Consumer Staples	4.3%
Energy	3.1%
Other	2.3%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$55	1.08%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$40,987,618
  # of Portfolio Holdings as of Period End81
  Portfolio Turnover Rate for the Period46%
  Total Net Advisory Fees Paid for the Period$202,475

Goldman Sachs China Equity Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs China Equity Fund

38148U130-SAR-0426     Class R6

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Emerging Markets Equity Fund

Class R6: GEMUX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	39.3%
Financials	20.8%
Industrials	11.2%
Consumer Discretionary	8.4%
Communication Services	5.1%
Materials	4.4%
Consumer Staples	3.9%
Health Care	3.5%
Energy	1.5%
Other	1.7%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$56	1.02%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$3,303,777,102
  # of Portfolio Holdings as of Period End129
  Portfolio Turnover Rate for the Period32%
  Total Net Advisory Fees Paid for the Period$13,521,053

Goldman Sachs Emerging Markets Equity Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Fund

38147X226-SAR-0426     Class R6

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs International Equity ESG Fund

Class R6: GSIWX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	26.4%
Industrials	19.4%
Information Technology	13.3%
Health Care	11.4%
Consumer Discretionary	7.8%
Utilities	7.4%
Consumer Staples	5.3%
Communication Services	5.0%
Materials	2.0%
Other	0.7%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$43	0.84%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$886,539,886
  # of Portfolio Holdings as of Period End43
  Portfolio Turnover Rate for the Period11%
  Total Net Advisory Fees Paid for the Period$3,773,782

Goldman Sachs International Equity ESG Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity ESG Fund

38148U486-SAR-0426     Class R6

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs International Equity Income Fund

Class R6: GSUKX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	32.9%
Industrials	14.8%
Health Care	10.0%
Utilities	8.3%
Consumer Discretionary	7.7%
Information Technology	6.1%
Consumer Staples	5.9%
Energy	4.7%
Communication Services	4.5%
Other	4.2%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$41	0.77%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$3,497,716,964
  # of Portfolio Holdings as of Period End45
  Portfolio Turnover Rate for the Period27%
  Total Net Advisory Fees Paid for the Period$12,037,933

Goldman Sachs International Equity Income Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Income Fund

38148U478-SAR-0426     Class R6

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Emerging Markets Equity Insights Fund

Class R6: GERUX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	38.4%
Financials	16.7%
Industrials	10.6%
Consumer Discretionary	7.1%
Materials	7.0%
Communication Services	5.6%
Energy	5.6%
Health Care	3.6%
Utilities	2.7%
Other	0.5%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$52	0.96%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$3,493,211,419
  # of Portfolio Holdings as of Period End372
  Portfolio Turnover Rate for the Period72%
  Total Net Advisory Fees Paid for the Period$13,055,854

Goldman Sachs Emerging Markets Equity Insights Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Insights Fund

38147X259-SAR-0426     Class R6

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs International Equity Insights Fund

Class R6: GCIUX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	23.3%
Industrials	18.5%
Information Technology	11.4%
Health Care	10.6%
Consumer Discretionary	8.0%
Consumer Staples	7.3%
Materials	5.8%
Energy	4.4%
Communication Services	3.1%
Other	4.9%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$40	0.75%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$6,257,435,430
  # of Portfolio Holdings as of Period End374
  Portfolio Turnover Rate for the Period73%
  Total Net Advisory Fees Paid for the Period$19,322,240

Goldman Sachs International Equity Insights Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Insights Fund

38147X242-SAR-0426     Class R6

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs International Small Cap Insights Fund

Class R6: GICUX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Small Cap Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	24.4%
Materials	13.6%
Information Technology	11.3%
Financials	10.9%
Consumer Discretionary	9.5%
Real Estate	8.4%
Health Care	6.7%
Energy	4.9%
Consumer Staples	3.1%
Other	4.3%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$44	0.83%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$6,840,165,920
  # of Portfolio Holdings as of Period End480
  Portfolio Turnover Rate for the Period74%
  Total Net Advisory Fees Paid for the Period$24,581,387

Goldman Sachs International Small Cap Insights Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Small Cap Insights Fund

38147X234-SAR-0426     Class R6

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Large Cap Growth Insights Fund

Class R6: GLCUX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	50.7%
Consumer Discretionary	16.6%
Communication Services	12.4%
Industrials	7.7%
Financials	5.9%
Health Care	5.3%
Consumer Staples	0.8%
Real Estate	0.5%
Energy	0.1%
Other	0.1%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$26	0.53%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,642,994,919
  # of Portfolio Holdings as of Period End89
  Portfolio Turnover Rate for the Period96%
  Total Net Advisory Fees Paid for the Period$3,978,123

Goldman Sachs Large Cap Growth Insights Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Growth Insights Fund

38147X523-SAR-0426     Class R6

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Large Cap Value Insights Fund

Class R6: GCVUX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	20.5%
Industrials	14.4%
Information Technology	12.7%
Health Care	12.1%
Consumer Discretionary	9.8%
Communication Services	8.3%
Energy	7.3%
Consumer Staples	4.3%
Materials	4.3%
Other	5.1%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$29	0.55%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$676,036,859
  # of Portfolio Holdings as of Period End152
  Portfolio Turnover Rate for the Period94%
  Total Net Advisory Fees Paid for the Period$1,604,444

Goldman Sachs Large Cap Value Insights Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Insights Fund

38147X515-SAR-0426     Class R6

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Small Cap Equity Insights Fund

Class R6: GCSUX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	17.7%
Information Technology	17.1%
Financials	16.2%
Health Care	15.0%
Consumer Discretionary	11.1%
Energy	6.8%
Real Estate	4.8%
Materials	4.6%
Communication Services	2.7%
Other	2.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$45	0.83%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$730,579,037
  # of Portfolio Holdings as of Period End546
  Portfolio Turnover Rate for the Period70%
  Total Net Advisory Fees Paid for the Period$2,357,724

Goldman Sachs Small Cap Equity Insights Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Equity Insights Fund

38147X499-SAR-0426     Class R6

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Small Cap Growth Insights Fund

Class R6: GINUX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	22.8%
Information Technology	21.9%
Health Care	20.4%
Consumer Discretionary	10.3%
Financials	9.0%
Materials	4.0%
Energy	3.7%
Communication Services	3.4%
Consumer Staples	1.2%
Other	1.5%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$44	0.83%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$288,198,626
  # of Portfolio Holdings as of Period End421
  Portfolio Turnover Rate for the Period72%
  Total Net Advisory Fees Paid for the Period$868,078

Goldman Sachs Small Cap Growth Insights Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Insights Fund

38147X481-SAR-0426     Class R6

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Small Cap Value Insights Fund

Class R6: GTTUX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	22.7%
Consumer Discretionary	11.5%
Information Technology	11.2%
Industrials	10.9%
Energy	9.5%
Health Care	9.3%
Real Estate	8.1%
Materials	5.5%
Utilities	3.0%
Other	4.9%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$45	0.83%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,135,711,984
  # of Portfolio Holdings as of Period End485
  Portfolio Turnover Rate for the Period69%
  Total Net Advisory Fees Paid for the Period$3,668,825

Goldman Sachs Small Cap Value Insights Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Insights Fund

38147X473-SAR-0426     Class R6

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs U.S. Equity Insights Fund

Class R6: GSEUX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	34.2%
Financials	13.0%
Consumer Discretionary	12.9%
Communication Services	10.7%
Industrials	9.2%
Health Care	8.2%
Energy	3.7%
Consumer Staples	3.0%
Materials	2.6%
Other	1.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$28	0.55%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,123,943,246
  # of Portfolio Holdings as of Period End123
  Portfolio Turnover Rate for the Period92%
  Total Net Advisory Fees Paid for the Period$2,907,800

Goldman Sachs U.S. Equity Insights Fund

Class R6

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Insights Fund

38147X465-SAR-0426     Class R6

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs International Equity Income Fund

Class R: GSRKX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	32.9%
Industrials	14.8%
Health Care	10.0%
Utilities	8.3%
Consumer Discretionary	7.7%
Information Technology	6.1%
Consumer Staples	5.9%
Energy	4.7%
Communication Services	4.5%
Other	4.2%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$72	1.36%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$3,497,716,964
  # of Portfolio Holdings as of Period End45
  Portfolio Turnover Rate for the Period27%
  Total Net Advisory Fees Paid for the Period$12,037,933

Goldman Sachs International Equity Income Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Income Fund

38145N451-SAR-0426     Class R

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Emerging Markets Equity Insights Fund

Class R: GRRPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	38.4%
Financials	16.7%
Industrials	10.6%
Consumer Discretionary	7.1%
Materials	7.0%
Communication Services	5.6%
Energy	5.6%
Health Care	3.6%
Utilities	2.7%
Other	0.5%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$86	1.58%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$3,493,211,419
  # of Portfolio Holdings as of Period End372
  Portfolio Turnover Rate for the Period72%
  Total Net Advisory Fees Paid for the Period$13,055,854

Goldman Sachs Emerging Markets Equity Insights Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Insights Fund

38145L224-SAR-0426     Class R

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs International Equity Insights Fund

Class R: GCIRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	23.3%
Industrials	18.5%
Information Technology	11.4%
Health Care	10.6%
Consumer Discretionary	8.0%
Consumer Staples	7.3%
Materials	5.8%
Energy	4.4%
Communication Services	3.1%
Other	4.9%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$72	1.37%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$6,257,435,430
  # of Portfolio Holdings as of Period End374
  Portfolio Turnover Rate for the Period73%
  Total Net Advisory Fees Paid for the Period$19,322,240

Goldman Sachs International Equity Insights Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Insights Fund

38145N527-SAR-0426     Class R

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Large Cap Growth Insights Fund

Class R: GLCRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	50.7%
Consumer Discretionary	16.6%
Communication Services	12.4%
Industrials	7.7%
Financials	5.9%
Health Care	5.3%
Consumer Staples	0.8%
Real Estate	0.5%
Energy	0.1%
Other	0.1%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$56	1.15%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,642,994,919
  # of Portfolio Holdings as of Period End89
  Portfolio Turnover Rate for the Period96%
  Total Net Advisory Fees Paid for the Period$3,978,123

Goldman Sachs Large Cap Growth Insights Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Growth Insights Fund

38145N618-SAR-0426     Class R

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Large Cap Value Insights Fund

Class R: GCVRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	20.5%
Industrials	14.4%
Information Technology	12.7%
Health Care	12.1%
Consumer Discretionary	9.8%
Communication Services	8.3%
Energy	7.3%
Consumer Staples	4.3%
Materials	4.3%
Other	5.1%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$62	1.17%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$676,036,859
  # of Portfolio Holdings as of Period End152
  Portfolio Turnover Rate for the Period94%
  Total Net Advisory Fees Paid for the Period$1,604,444

Goldman Sachs Large Cap Value Insights Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Insights Fund

38145N634-SAR-0426     Class R

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Small Cap Equity Insights Fund

Class R: GDSRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	17.7%
Information Technology	17.1%
Financials	16.2%
Health Care	15.0%
Consumer Discretionary	11.1%
Energy	6.8%
Real Estate	4.8%
Materials	4.6%
Communication Services	2.7%
Other	2.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$78	1.45%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$730,579,037
  # of Portfolio Holdings as of Period End546
  Portfolio Turnover Rate for the Period70%
  Total Net Advisory Fees Paid for the Period$2,357,724

Goldman Sachs Small Cap Equity Insights Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Equity Insights Fund

38145N584-SAR-0426     Class R

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Small Cap Growth Insights Fund

Class R: GSROX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	22.8%
Information Technology	21.9%
Health Care	20.4%
Consumer Discretionary	10.3%
Financials	9.0%
Materials	4.0%
Energy	3.7%
Communication Services	3.4%
Consumer Staples	1.2%
Other	1.5%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$77	1.45%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$288,198,626
  # of Portfolio Holdings as of Period End421
  Portfolio Turnover Rate for the Period72%
  Total Net Advisory Fees Paid for the Period$868,078

Goldman Sachs Small Cap Growth Insights Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Insights Fund

38145N543-SAR-0426     Class R

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Small Cap Value Insights Fund

Class R: GTTRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	22.7%
Consumer Discretionary	11.5%
Information Technology	11.2%
Industrials	10.9%
Energy	9.5%
Health Care	9.3%
Real Estate	8.1%
Materials	5.5%
Utilities	3.0%
Other	4.9%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$79	1.45%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,135,711,984
  # of Portfolio Holdings as of Period End485
  Portfolio Turnover Rate for the Period69%
  Total Net Advisory Fees Paid for the Period$3,668,825

Goldman Sachs Small Cap Value Insights Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Insights Fund

38145N568-SAR-0426     Class R

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs U.S. Equity Insights Fund

Class R: GSURX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	34.2%
Financials	13.0%
Consumer Discretionary	12.9%
Communication Services	10.7%
Industrials	9.2%
Health Care	8.2%
Energy	3.7%
Consumer Staples	3.0%
Materials	2.6%
Other	1.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$59	1.17%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,123,943,246
  # of Portfolio Holdings as of Period End123
  Portfolio Turnover Rate for the Period92%
  Total Net Advisory Fees Paid for the Period$2,907,800

Goldman Sachs U.S. Equity Insights Fund

Class R

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Insights Fund

38145N659-SAR-0426     Class R

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs China Equity Fund

Class P: GMEPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs China Equity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	17.9%
Financials	17.1%
Industrials	16.8%
Consumer Discretionary	13.9%
Communication Services	11.0%
Materials	8.4%
Health Care	5.0%
Consumer Staples	4.3%
Energy	3.1%
Other	2.3%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$55	1.08%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$40,987,618
  # of Portfolio Holdings as of Period End81
  Portfolio Turnover Rate for the Period46%
  Total Net Advisory Fees Paid for the Period$202,475

Goldman Sachs China Equity Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs China Equity Fund

38150B400-SAR-0426     Class P

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Emerging Markets Equity Fund

Class P: GAHPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	39.3%
Financials	20.8%
Industrials	11.2%
Consumer Discretionary	8.4%
Communication Services	5.1%
Materials	4.4%
Consumer Staples	3.9%
Health Care	3.5%
Energy	1.5%
Other	1.7%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$56	1.02%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$3,303,777,102
  # of Portfolio Holdings as of Period End129
  Portfolio Turnover Rate for the Period32%
  Total Net Advisory Fees Paid for the Period$13,521,053

Goldman Sachs Emerging Markets Equity Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Fund

38150B855-SAR-0426     Class P

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs International Equity ESG Fund

Class P: GTFPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity ESG Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	26.4%
Industrials	19.4%
Information Technology	13.3%
Health Care	11.4%
Consumer Discretionary	7.8%
Utilities	7.4%
Consumer Staples	5.3%
Communication Services	5.0%
Materials	2.0%
Other	0.7%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$43	0.84%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$886,539,886
  # of Portfolio Holdings as of Period End43
  Portfolio Turnover Rate for the Period11%
  Total Net Advisory Fees Paid for the Period$3,773,782

Goldman Sachs International Equity ESG Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity ESG Fund

38150B152-SAR-0426     Class P

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs International Equity Income Fund

Class P: GSNPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Income Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	32.9%
Industrials	14.8%
Health Care	10.0%
Utilities	8.3%
Consumer Discretionary	7.7%
Information Technology	6.1%
Consumer Staples	5.9%
Energy	4.7%
Communication Services	4.5%
Other	4.2%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$41	0.77%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$3,497,716,964
  # of Portfolio Holdings as of Period End45
  Portfolio Turnover Rate for the Period27%
  Total Net Advisory Fees Paid for the Period$12,037,933

Goldman Sachs International Equity Income Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Income Fund

38150B269-SAR-0426     Class P

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Emerging Markets Equity Insights Fund

Class P: GAGPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Emerging Markets Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	38.4%
Financials	16.7%
Industrials	10.6%
Consumer Discretionary	7.1%
Materials	7.0%
Communication Services	5.6%
Energy	5.6%
Health Care	3.6%
Utilities	2.7%
Other	0.5%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$52	0.96%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$3,493,211,419
  # of Portfolio Holdings as of Period End372
  Portfolio Turnover Rate for the Period72%
  Total Net Advisory Fees Paid for the Period$13,055,854

Goldman Sachs Emerging Markets Equity Insights Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Emerging Markets Equity Insights Fund

38150B848-SAR-0426     Class P

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs International Equity Insights Fund

Class P: GGFPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	23.3%
Industrials	18.5%
Information Technology	11.4%
Health Care	10.6%
Consumer Discretionary	8.0%
Consumer Staples	7.3%
Materials	5.8%
Energy	4.4%
Communication Services	3.1%
Other	4.9%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$40	0.75%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$6,257,435,430
  # of Portfolio Holdings as of Period End374
  Portfolio Turnover Rate for the Period73%
  Total Net Advisory Fees Paid for the Period$19,322,240

Goldman Sachs International Equity Insights Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Equity Insights Fund

38150B590-SAR-0426     Class P

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs International Small Cap Insights Fund

Class P: GGDPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Small Cap Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	24.4%
Materials	13.6%
Information Technology	11.3%
Financials	10.9%
Consumer Discretionary	9.5%
Real Estate	8.4%
Health Care	6.7%
Energy	4.9%
Consumer Staples	3.1%
Other	4.3%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$44	0.83%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$6,840,165,920
  # of Portfolio Holdings as of Period End480
  Portfolio Turnover Rate for the Period74%
  Total Net Advisory Fees Paid for the Period$24,581,387

Goldman Sachs International Small Cap Insights Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Small Cap Insights Fund

38150B574-SAR-0426     Class P

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Large Cap Growth Insights Fund

Class P: GMZPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	50.7%
Consumer Discretionary	16.6%
Communication Services	12.4%
Industrials	7.7%
Financials	5.9%
Health Care	5.3%
Consumer Staples	0.8%
Real Estate	0.5%
Energy	0.1%
Other	0.1%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$26	0.53%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,642,994,919
  # of Portfolio Holdings as of Period End89
  Portfolio Turnover Rate for the Period96%
  Total Net Advisory Fees Paid for the Period$3,978,123

Goldman Sachs Large Cap Growth Insights Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Growth Insights Fund

38150B541-SAR-0426     Class P

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Large Cap Value Insights Fund

Class P: GMXPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	20.5%
Industrials	14.4%
Information Technology	12.7%
Health Care	12.1%
Consumer Discretionary	9.8%
Communication Services	8.3%
Energy	7.3%
Consumer Staples	4.3%
Materials	4.3%
Other	5.1%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$29	0.55%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$676,036,859
  # of Portfolio Holdings as of Period End152
  Portfolio Turnover Rate for the Period94%
  Total Net Advisory Fees Paid for the Period$1,604,444

Goldman Sachs Large Cap Value Insights Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Large Cap Value Insights Fund

38150B525-SAR-0426     Class P

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Small Cap Equity Insights Fund

Class P: GMAPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	17.7%
Information Technology	17.1%
Financials	16.2%
Health Care	15.0%
Consumer Discretionary	11.1%
Energy	6.8%
Real Estate	4.8%
Materials	4.6%
Communication Services	2.7%
Other	2.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$45	0.83%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$730,579,037
  # of Portfolio Holdings as of Period End546
  Portfolio Turnover Rate for the Period70%
  Total Net Advisory Fees Paid for the Period$2,357,724

Goldman Sachs Small Cap Equity Insights Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Equity Insights Fund

38150B368-SAR-0426     Class P

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Small Cap Growth Insights Fund

Class P: GSZPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Industrials	22.8%
Information Technology	21.9%
Health Care	20.4%
Consumer Discretionary	10.3%
Financials	9.0%
Materials	4.0%
Energy	3.7%
Communication Services	3.4%
Consumer Staples	1.2%
Other	1.5%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$44	0.83%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$288,198,626
  # of Portfolio Holdings as of Period End421
  Portfolio Turnover Rate for the Period72%
  Total Net Advisory Fees Paid for the Period$868,078

Goldman Sachs Small Cap Growth Insights Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Growth Insights Fund

38150B350-SAR-0426     Class P

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs Small Cap Value Insights Fund

Class P: GSXPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Financials	22.7%
Consumer Discretionary	11.5%
Information Technology	11.2%
Industrials	10.9%
Energy	9.5%
Health Care	9.3%
Real Estate	8.1%
Materials	5.5%
Utilities	3.0%
Other	4.9%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$45	0.83%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,135,711,984
  # of Portfolio Holdings as of Period End485
  Portfolio Turnover Rate for the Period69%
  Total Net Advisory Fees Paid for the Period$3,668,825

Goldman Sachs Small Cap Value Insights Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Small Cap Value Insights Fund

38150B335-SAR-0426     Class P

Semi-Annual Shareholder Report

April 30, 2026

Goldman Sachs U.S. Equity Insights Fund

Class P: GSEPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Insights Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Information Technology	34.2%
Financials	13.0%
Consumer Discretionary	12.9%
Communication Services	10.7%
Industrials	9.2%
Health Care	8.2%
Energy	3.7%
Consumer Staples	3.0%
Materials	2.6%
Other	1.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$28	0.55%Footnote Reference†
Footnote	Description
Footnote†	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$1,123,943,246
  # of Portfolio Holdings as of Period End123
  Portfolio Turnover Rate for the Period92%
  Total Net Advisory Fees Paid for the Period$2,907,800

Goldman Sachs U.S. Equity Insights Fund

Class P

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and S&P Dow Jones Indices, a division of S&P Global (“S&P DJI”) and is licensed for use by Goldman Sachs. Neither MSCI, S&P DJI, nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P DJI, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Equity Insights Fund

38150B186-SAR-0426     Class P

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds Semi-Annual Financial Statements April 30, 2026 Goldman Sachs Domestic Equity Insights Funds Goldman Sachs Large Cap Growth Insights Fund Goldman Sachs Large Cap Value Insights Fund Goldman Sachs Small Cap Equity Insights Fund Goldman Sachs Small Cap Growth Insights Fund Goldman Sachs Small Cap Value Insights Fund Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs Domestic Equity Insights Funds

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 100.2%

Aerospace & Defense – 1.4%
92,317	Howmet Aerospace, Inc.	$22,436,724

Automobile Components – 0.4%
109,700	BorgWarner, Inc.	6,249,609

Automobiles – 3.4%
146,612	Tesla, Inc.*	55,951,538

Biotechnology – 2.0%
23,744	AbbVie, Inc.	5,017,582
10,360	Alnylam Pharmaceuticals, Inc.*	3,206,317
58,611	Halozyme Therapeutics, Inc.*	3,731,176
48,895	Vertex Pharmaceuticals, Inc.*	20,896,745

		32,851,820

Broadline Retail – 4.7%
273,028	Amazon.com, Inc.*	72,368,802
59,016	Ollie’s Bargain Outlet Holdings, Inc.*	5,105,474

		77,474,276

Capital Markets – 1.1%
40,126	Ameriprise Financial, Inc.	19,051,424

Commercial Services & Supplies – 1.8%
69,757	Cintas Corp.	12,187,246
53,531	Clean Harbors, Inc.*	16,738,073

		28,925,319

Construction & Engineering – 0.9%
4,347	Comfort Systems USA, Inc.	7,999,567
6,333	EMCOR Group, Inc.	5,646,946
7,673	Everus Construction Group, Inc.*	1,131,230

		14,777,743

Construction Materials – 0.1%
19,848	Amrize Ltd.*	1,067,425

Consumer Finance – 1.2%
262,649	OneMain Holdings, Inc.	15,435,882
220,235	SoFi Technologies, Inc.*	3,545,783
12,988	Synchrony Financial	989,686

		19,971,351

Consumer Staples Distribution & Retail – 0.9%
7,469	Costco Wholesale Corp.	7,577,525
80,825	Sysco Corp.	6,038,436

		13,615,961

Electrical Equipment – 0.8%
2,607	AMETEK, Inc.	613,948
3,297	GE Vernova, Inc.	3,572,168
25,558	Vertiv Holdings Co., Class A	8,395,547

		12,581,663

Entertainment – 1.0%
49,326	Netflix, Inc.*	4,617,407
99,102	ROBLOX Corp., Class A*	5,476,377
15,168	Spotify Technology SA*	6,773,270

		16,867,054

Financial Services – 3.1%
77,159	Mastercard, Inc., Class A	38,804,804

Shares	Description	Value

Common Stocks – (continued)

Financial Services – (continued)
39,390	Visa, Inc., Class A	$12,992,398

		51,797,202

Ground Transportation – 0.9%
65,145	XPO, Inc.*	14,340,369

Health Care Equipment & Supplies – 0.2%
18,571	Insulet Corp.*	3,196,812

Health Care Providers & Services – 0.5%
72,936	CVS Health Corp.	6,074,840
8,894	Encompass Health Corp.	889,400
5,651	Tenet Healthcare Corp.*	1,000,905

		7,965,145

Health Care Technology – 0.4%
154,548	Doximity, Inc., Class A*	3,777,153
20,099	Veeva Systems, Inc., Class A*	3,134,841

		6,911,994

Hotels, Restaurants & Leisure – 4.7%
49,616	Airbnb, Inc., Class A*	6,964,102
4,869	Choice Hotels International, Inc.	482,420
27,039	Expedia Group, Inc.	6,715,676
44,825	Hilton Worldwide Holdings, Inc.	14,526,438
227,264	Planet Fitness, Inc., Class A*	15,151,691
75,841	Royal Caribbean Cruises Ltd.	20,003,822
165,846	Viking Holdings Ltd.*	13,584,446

		77,428,595

Insurance – 0.4%
54,123	Loews Corp.	6,094,791

Interactive Media & Services – 11.4%
18,847	Alphabet, Inc., Class A	7,252,325
264,205	Alphabet, Inc., Class C	100,910,458
5,226	Match Group, Inc.	195,557
112,502	Meta Platforms, Inc., Class A	68,841,099
70,695	Reddit, Inc., Class A*	10,408,425

		187,607,864

IT Services – 0.7%
46,773	Cloudflare, Inc., Class A*	9,587,062
10,594	Snowflake, Inc.*	1,445,763

		11,032,825

Life Sciences Tools & Services – 0.2%
54,871	Tempus AI, Inc., Class A*	3,044,243

Machinery – 0.9%
55,514	Illinois Tool Works, Inc.	14,323,167

Marine Transportation – 1.0%
111,218	Kirby Corp.*	16,742,758

Oil, Gas & Consumable Fuels – 0.1%
8,690	Targa Resources Corp.	2,260,095

Pharmaceuticals – 2.0%
35,232	Eli Lilly & Co.	32,927,827

Semiconductors & Semiconductor Equipment – 22.4%
3,830	Advanced Micro Devices, Inc.*	1,357,697
271,232	Broadcom, Inc.	113,220,374
57,253	Enphase Energy, Inc.*	1,887,059

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Semiconductors & Semiconductor Equipment – (continued)
5,747	KLA Corp.	$10,059,261
2,615	Lam Research Corp.	674,304
8,576	Lattice Semiconductor Corp.*	1,048,673
1,072,103	NVIDIA Corp.	213,959,596
17,579	NXP Semiconductors NV (Netherlands)	5,161,018
75,348	Texas Instruments, Inc.	21,178,816

		368,546,798

Software – 15.0%
18,009	Appfolio, Inc., Class A*	3,009,124
16,151	AppLovin Corp., Class A*	7,208,999
403,280	Bentley Systems, Inc., Class B	13,154,993
179,945	Fortinet, Inc.*	15,171,163
11,546	Intuit, Inc.	4,485,621
317,001	Microsoft Corp.	129,266,668
117,483	Oracle Corp.	18,960,581
189,865	Palantir Technologies, Inc., Class A*	26,412,120
139,885	Samsara, Inc., Class A*	4,020,295
44,015	Synopsys, Inc.*	21,241,639
32,319	Zscaler, Inc.*	4,223,447

		247,154,650

Specialized REITs – 0.5%
60,907	Lamar Advertising Co., Class A REIT	8,395,421

Specialty Retail – 3.0%
8,849	AutoNation, Inc.*	1,879,351
55,495	Burlington Stores, Inc.*	17,758,955
9,460	Carvana Co.*	3,744,268
9,129	Murphy USA, Inc.	5,367,852
132,142	TJX Cos., Inc. (The)	20,713,258

		49,463,684

Technology Hardware, Storage & Peripherals – 12.5%
755,586	Apple, Inc.	205,028,261
12,574	Everpure, Inc., Class A*	898,412

		205,926,673

Textiles, Apparel & Luxury Goods – 0.4%
38,165	Birkenstock Holding PLC (Germany)*(a)	1,478,512

Shares	Description	Value

Common Stocks – (continued)

Textiles, Apparel & Luxury Goods – (continued)
144,112	On Holding AG, Class A (Switzerland)*	$5,131,828

		6,610,340

Trading Companies & Distributors – 0.2%
6,978	Watsco, Inc.	3,055,247

TOTAL COMMON STOCKS (Cost $860,623,128)		1,646,648,407

Shares	Dividend Rate	Value

Investment Company – 0.0%*(b)

Goldman Sachs Central Government Fund - Institutional Shares
399	3.691%	399
(Cost $399)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $860,623,527)		1,646,648,806

Securities Lending Reinvestment Vehicle – 0.1%(b)

Goldman Sachs Financial Square Government Fund - Institutional Shares
1,384,650	3.537%	1,384,650
(Cost $1,384,650)

TOTAL INVESTMENTS – 100.3% (Cost $862,008,177)		$1,648,033,456

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(5,038,537)

NET ASSETS – 100.0%		$1,642,994,919

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At April 30, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
S&P 500 E-Mini Index	(7)	06/18/26	$(2,535,312)	$(1,651)

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 98.8%

Aerospace & Defense – 2.8%
19,811	General Dynamics Corp.	$6,820,927
21,067	RTX Corp.	3,709,267
56,876	Textron, Inc.	5,457,821
7,275	Woodward, Inc.	2,640,752

		18,628,767

Automobile Components – 1.8%
123,761	BorgWarner, Inc.	7,050,664
206,666	Gentex Corp.	4,776,051

		11,826,715

Automobiles – 0.0%
6,443	Rivian Automotive, Inc., Class A*	105,665

Banks – 6.5%
246,444	Bank of America Corp.	13,174,896
26,998	Central BanCo, Inc.	729,486
8,249	FNB Corp.	147,245
78,201	JPMorgan Chase & Co.	24,494,899
18,623	PNC Financial Services Group, Inc. (The)	4,152,929
22,412	Prosperity Bancshares, Inc.	1,560,996

		44,260,451

Beverages – 1.5%
2,633	Boston Beer Co., Inc. (The), Class A*	624,126
104,601	Coca-Cola Co. (The)	8,238,375
5,830	Coca-Cola Consolidated, Inc.	1,195,558

		10,058,059

Biotechnology – 0.4%
14,234	Gilead Sciences, Inc.	1,862,377
11,324	Moderna, Inc.*	520,224

		2,382,601

Broadline Retail – 3.0%
50,230	Amazon.com, Inc.*	13,313,964
612	Dillard’s, Inc., Class A	348,363
10,005	eBay, Inc.	1,035,317
58,144	Ollie’s Bargain Outlet Holdings, Inc.*	5,030,038

		19,727,682

Building Products – 1.0%
102,714	Carrier Global Corp.	6,899,299

Capital Markets – 5.0%
61,190	Bank of New York Mellon Corp. (The)	8,222,100
6,939	Blackrock, Inc.	7,394,198
25,722	CME Group, Inc.	7,403,306
2,401	Coinbase Global, Inc., Class A*	450,836
5,358	Evercore, Inc., Class A	1,721,472
231,530	Invesco Ltd.	6,068,401
18,115	MarketAxess Holdings, Inc.	2,847,497

		34,107,810

Chemicals – 2.5%
163,237	Axalta Coating Systems Ltd.*	4,642,460
23,581	Linde PLC	11,817,383

Shares	Description	Value

Common Stocks – (continued)

Chemicals – (continued)
32,193	Mosaic Co. (The)	$749,131

		17,208,974

Commercial Services & Supplies – 1.9%
22,919	Clean Harbors, Inc.*	7,166,313
7,882	MSA Safety, Inc.	1,311,486
20,322	Republic Services, Inc.	4,251,769

		12,729,568

Communications Equipment – 0.7%
45,401	Cisco Systems, Inc.	4,154,192
1,013	Motorola Solutions, Inc.	444,737

		4,598,929

Construction & Engineering – 0.5%
10,755	Everus Construction Group, Inc.*	1,585,610
4,188	MasTec, Inc.*	1,650,281

		3,235,891

Construction Materials – 1.4%
21,411	Amrize Ltd.*	1,151,483
27,104	Vulcan Materials Co.	8,178,361

		9,329,844

Consumer Finance – 2.5%
1,639	Capital One Financial Corp.	313,541
118,650	OneMain Holdings, Inc.	6,973,061
117,882	SoFi Technologies, Inc.*	1,897,900
98,021	Synchrony Financial	7,469,200

		16,653,702

Consumer Staples Distribution & Retail – 1.5%
29,236	BJ’s Wholesale Club Holdings, Inc.*	2,744,968
1,847	Casey’s General Stores, Inc.	1,518,511
18,452	Sysco Corp.	1,378,549
35,355	Walmart, Inc.	4,664,385

		10,306,413

Diversified Consumer Services – 0.1%
10,028	Bright Horizons Family Solutions, Inc.*	813,371

Electric Utilities – 0.5%
3,549	Constellation Energy Corp.	1,110,837
40,337	OGE Energy Corp.	1,968,446

		3,079,283

Electrical Equipment – 2.4%
33,968	AMETEK, Inc.	7,999,464
1,744	Eaton Corp. PLC	755,169
51,552	Emerson Electric Co.	7,239,963

		15,994,596

Electronic Equipment, Instruments & Components – 1.4%
57,692	Corning, Inc.	9,475,334

Energy Equipment & Services – 1.1%
15,839	Baker Hughes Co.	1,103,503
170,449	NOV, Inc.	3,487,387

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Energy Equipment & Services – (continued)
39,885	TechnipFMC PLC (United Kingdom)	$3,014,109

		7,604,999

Entertainment – 0.3%
18,501	Roku, Inc.*	2,156,477

Financial Services – 4.5%
49,285	Berkshire Hathaway, Inc., Class B*	23,341,376
12,967	Mastercard, Inc., Class A	6,521,364

		29,862,740

Food Products – 1.0%
106,251	Tyson Foods, Inc., Class A	6,807,502

Gas Utilities – 0.0%
1,423	Atmos Energy Corp.	270,341

Ground Transportation – 1.0%
30,207	XPO, Inc.*	6,649,467

Health Care Equipment & Supplies – 2.6%
6,198	Align Technology, Inc.*	1,090,910
106,791	Boston Scientific Corp.*	6,152,230
27,463	Globus Medical, Inc., Class A*	2,476,613
50,774	Medline, Inc., Class A*	2,257,920
66,888	Medtronic PLC	5,415,921

		17,393,594

Health Care Providers & Services – 4.2%
113,003	CVS Health Corp.	9,412,020
65,234	Encompass Health Corp.	6,523,400
3,701	HCA Healthcare, Inc.	1,607,899
16,621	Tenet Healthcare Corp.*	2,943,912
14,386	UnitedHealth Group, Inc.	5,329,725
16,584	Universal Health Services, Inc., Class B	2,790,590

		28,607,546

Health Care REITs – 1.5%
50,273	Healthcare Realty Trust, Inc. REIT	940,105
44,189	Welltower, Inc. REIT	9,604,037

		10,544,142

Hotel & Resort REITs – 0.1%
16,782	Host Hotels & Resorts, Inc. REIT	354,604
26,297	Park Hotels & Resorts, Inc. REIT	301,626

		656,230

Hotels, Restaurants & Leisure – 1.1%
156,941	Aramark	7,170,634

Household Durables – 1.1%
48,974	D.R. Horton, Inc.	7,535,140

Household Products – 0.0%
2,163	Procter & Gamble Co. (The)	318,156

Independent Power and Renewable Electricity Producers – 0.9%
282,719	AES Corp. (The)	4,085,290
38,693	Clearway Energy, Inc., Class C	1,561,649

Shares	Description	Value

Common Stocks – (continued)

Independent Power and Renewable Electricity Producers – (continued)
597	Talen Energy Corp.*	$222,335

		5,869,274

Insurance – 1.9%
34,342	Fidelity National Financial, Inc.	1,796,087
66,407	Loews Corp.	7,478,092
45,993	MetLife, Inc.	3,684,039

		12,958,218

Interactive Media & Services – 5.8%
57,184	Alphabet, Inc., Class A	22,004,403
106,824	Match Group, Inc.	3,997,354
17,307	Meta Platforms, Inc., Class A	10,590,326
19,337	Reddit, Inc., Class A*	2,846,987

		39,439,070

IT Services – 0.3%
3,229	Accenture PLC, Class A	577,054
6,217	International Business Machines Corp.	1,436,003

		2,013,057

Leisure Products – 0.4%
9,246	Brunswick Corp.	734,595
150,217	Mattel, Inc.*	2,265,272

		2,999,867

Life Sciences Tools & Services – 2.2%
42,921	Danaher Corp.	7,680,713
5,687	Mettler-Toledo International, Inc.*	7,260,081

		14,940,794

Machinery – 2.3%
28,351	Illinois Tool Works, Inc.	7,314,842
48,003	Mueller Industries, Inc.	6,501,046
18,988	Otis Worldwide Corp.	1,478,785
4,432	PACCAR, Inc.	526,522

		15,821,195

Marine Transportation – 1.1%
49,840	Kirby Corp.*	7,502,914

Media – 0.9%
80,311	Fox Corp., Class A	5,098,945
13,554	Fox Corp., Class B	772,849

		5,871,794

Metals & Mining – 0.4%
3,282	Newmont Corp.	364,597
13,043	Southern Copper Corp. (Mexico)	2,239,353

		2,603,950

Mortgage Real Estate Investment Trusts (REITs) – 0.1%
47,707	Starwood Property Trust, Inc. REIT	875,900

Oil, Gas & Consumable Fuels – 6.2%
56,493	Antero Resources Corp.*	2,217,915
2,610	Chevron Corp.	504,539
57,775	ConocoPhillips	7,266,939
106,708	Exxon Mobil Corp.	16,468,246
249,425	Kinder Morgan, Inc.	8,198,600

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Oil, Gas & Consumable Fuels – (continued)
20,538	Marathon Petroleum Corp.	$5,099,380
9,069	Phillips 66	1,624,711
2,267	Valero Energy Corp.	572,599

		41,952,929

Passenger Airlines – 0.0%
1,351	United Airlines Holdings, Inc.*	121,590

Personal Care Products – 0.3%
27,807	elf Beauty, Inc.*	1,778,814

Pharmaceuticals – 2.7%
78,980	Johnson & Johnson	18,153,553

Professional Services – 0.3%
41,741	Parsons Corp.*	2,104,164

Residential REITs – 2.0%
39,549	AvalonBay Communities, Inc. REIT	7,237,467
57,806	Camden Property Trust REIT	6,070,786

		13,308,253

Semiconductors & Semiconductor Equipment – 5.4%
58,418	Allegro MicroSystems, Inc. (Japan)*	2,833,273
6,034	Broadcom, Inc.	2,518,773
19,360	Intel Corp.*	1,829,133
71,062	Microchip Technology, Inc.	6,602,370
20,888	Micron Technology, Inc.	10,802,438
14,376	ON Semiconductor Corp.*	1,449,245
33,597	Texas Instruments, Inc.	9,443,445
7,760	Universal Display Corp.	675,818

		36,154,495

Software – 2.6%
28,089	BILL Holdings, Inc.*	1,067,382
96,022	Dolby Laboratories, Inc., Class A	6,158,851
14,249	Palantir Technologies, Inc., Class A*	1,982,178
3,797	Strategy, Inc.*	628,214
14,435	Synopsys, Inc.*	6,966,331
8,355	Zoom Communications, Inc.*	811,688

		17,614,644

Specialized REITs – 0.1%
25,339	VICI Properties, Inc. REIT	739,899

Specialty Retail – 2.1%
29,875	AutoNation, Inc.*	6,344,852
3,031	GameStop Corp., Class A*	75,623
307	Ross Stores, Inc.	69,932
49,861	TJX Cos., Inc. (The)	7,815,712

		14,306,119

Technology Hardware, Storage & Peripherals – 2.3%
25,709	Apple, Inc.	6,976,137

Shares	Description	Value

Common Stocks – (continued)

Technology Hardware, Storage & Peripherals – (continued)
4,276	Sandisk Corp.*	$4,688,677
9,279	Western Digital Corp.	4,031,911

		15,696,725

Textiles, Apparel & Luxury Goods – 0.2%
15,691	Amer Sports, Inc. (Finland)*	550,283
25,033	Birkenstock Holding PLC (Germany)*(a)	969,779

		1,520,062

Trading Companies & Distributors – 1.1%
17,196	Watsco, Inc.	7,529,097

Wireless Telecommunication Services – 1.3%
44,860	T-Mobile US, Inc.	8,770,130

TOTAL COMMON STOCKS (Cost $575,056,795)		667,646,429

Shares	Dividend Rate	Value

Investment Company – 0.0%*(b)

Goldman Sachs Central Government Fund - Institutional Shares
386	3.691%	386
(Cost $386)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $575,057,181)		667,646,815

Securities Lending Reinvestment Vehicle – 0.1%(b)

Goldman Sachs Financial Square Government Fund - Institutional Shares
906,525	3.537%	906,525
(Cost $906,525)

TOTAL INVESTMENTS – 98.9% (Cost $575,963,706)		$668,553,340

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		7,483,519

NET ASSETS – 100.0%		$676,036,859

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At April 30, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	14	06/18/26	$5,070,625	$286,449

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 98.0%

Aerospace & Defense – 1.8%
40,887	Astronics Corp.*	$2,919,332
11,456	Intuitive Machines, Inc.*	290,409
10,698	Kratos Defense & Security Solutions, Inc.*	674,509
25,470	Mercury Systems, Inc.*	2,009,838
17,558	Moog, Inc., Class A	5,290,401
123,278	Redwire Corp.*	1,132,925
17,082	Satellogic, Inc., Class A*	110,350
22,024	Voyager Technologies, Inc., Class A*	581,654
6,941	York Space Systems, Inc.*(a)	230,163

		13,239,581

Air Freight & Logistics – 0.1%
24,176	Forward Air Corp.*	509,147

Automobile Components – 0.9%
65,022	Adient PLC*	1,368,713
38,716	Cooper-Standard Holdings, Inc.*	1,164,190
150,740	Dauch Corp.*	860,726
2,824	Gentherm, Inc.*	85,002
109,724	Goodyear Tire & Rubber Co. (The)*	776,846
95,319	Holley, Inc.*	314,553
7,676	LCI Industries	915,133
7,664	Motorcar Parts of America, Inc.*	85,990
366,717	Solid Power, Inc.*	1,265,174

		6,836,327

Banks – 8.7%
33,109	Ameris Bancorp	2,822,542
23,880	Atlantic Union Bankshares Corp.	899,082
10,235	BancFirst Corp.	1,142,328
53,040	Capitol Federal Financial, Inc.	407,347
4,799	Central Pacific Financial Corp.	159,711
7,005	ChoiceOne Financial Services, Inc.	210,360
692	City Holding Co.	85,088
32,757	Community Trust Bancorp, Inc.	2,126,912
20,237	Dime Community Bancshares, Inc.	726,306
3,035	FB Financial Corp.	164,102
6,945	First Bancorp, Inc. (The)	197,655
96,996	First Financial Bankshares, Inc.	3,130,061
3,947	First Internet Bancorp	90,465
6,983	First Merchants Corp.	282,393
58,027	German American Bancorp, Inc.	2,499,223
70,838	Glacier Bancorp, Inc.	3,474,604
51,088	Hancock Whitney Corp.	3,448,951
37,818	Hanmi Financial Corp.	1,131,136
2,287	Hingham Institution For Savings (The)(a)	649,966
8,432	Home Bancorp, Inc.	524,386
39,062	Hope Bancorp, Inc.	486,322
53,359	Independent Bank Corp.	1,772,052
41,582	International Bancshares Corp.	2,983,093
5,998	Kearny Financial Corp.	48,224
4,236	Lakeland Financial Corp.	256,363
5,958	Metrocity Bankshares, Inc.	190,596
2,906	Nicolet Bankshares, Inc.	425,671

Shares	Description	Value

Common Stocks – (continued)

Banks – (continued)
27,165	Northrim BanCorp, Inc.	$666,357
52,857	Origin Bancorp, Inc.	2,474,765
4,730	PCB Bancorp	114,135
6,577	Peapack-Gladstone Financial Corp.	274,590
73,204	Renasant Corp.	2,920,108
51,885	S&T Bancorp, Inc.	2,289,685
38,415	ServisFirst Bancshares, Inc.	3,058,602
1,605	Southern First Bancshares, Inc.*	90,362
36,157	Stock Yards Bancorp, Inc.	2,615,236
30,013	Texas Capital Bancshares, Inc.*	3,022,309
2,493	Timberland Bancorp, Inc.	99,421
45,425	Trustmark Corp.	2,015,507
29,590	UMB Financial Corp.	3,733,370
76,026	United Bankshares, Inc.	3,330,699
86,717	United Community Banks, Inc.	2,890,278
13,241	Washington Trust Bancorp, Inc.	416,165
77,538	WesBanco, Inc.	2,665,756
9,270	Westamerica BanCorp	508,181

		63,520,465

Biotechnology – 7.1%
56,179	ACADIA Pharmaceuticals, Inc.*	1,261,219
11,474	ADMA Biologics, Inc.*	117,608
18,962	AnaptysBio, Inc.*	1,246,372
226,336	Annexon, Inc.*	1,328,592
1,778	Apogee Therapeutics, Inc.*	147,378
9,013	Arcutis Biotherapeutics, Inc.*	209,282
28,140	Ardelyx, Inc.*	178,126
62,840	ArriVent Biopharma, Inc.*	1,953,696
18,199	Arrowhead Pharmaceuticals, Inc.*	1,337,263
6,003	Atrium Therapeutics, Inc.*	76,658
98,062	Aurinia Pharmaceuticals, Inc. (Canada)*	1,508,684
9,654	Beam Therapeutics, Inc.*	292,806
63,697	BioCryst Pharmaceuticals, Inc.*	583,465
116,973	Biohaven Ltd.*	1,121,771
24,364	Bridgebio Pharma, Inc.*	1,732,524
4,398	Bright Minds Biosciences, Inc. (Canada)*	386,804
17,140	Candel Therapeutics, Inc.*	105,925
11,919	Celcuity, Inc.*	1,446,371
66,990	Celldex Therapeutics, Inc.*	2,202,631
19,982	Cogent Biosciences, Inc.*	715,156
37,384	Coherus Oncology, Inc.*	66,357
33,332	Corvus Pharmaceuticals, Inc.*	506,313
196,358	Denali Therapeutics, Inc.*	3,675,822
60,323	Design Therapeutics, Inc.*	820,393
178,855	Eledon Pharmaceuticals, Inc.*	651,032
36,014	Enanta Pharmaceuticals, Inc.*	500,234
80,221	Erasca, Inc.*	854,354
3,849	Evommune, Inc.*	91,606
24,661	First Tracks Biotherapeutics, Inc.*	573,861
58,893	Ideaya Biosciences, Inc.*	1,713,786
53,836	ImmunityBio, Inc.*(a)	382,236
41,524	Immunovant, Inc.*	1,127,169
14,159	Intellia Therapeutics, Inc.*	190,863

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Biotechnology – (continued)
25,545	Iovance Biotherapeutics, Inc.*	$85,831
7,035	Janux Therapeutics, Inc.*	101,093
21,645	Kodiak Sciences, Inc.*	941,125
712	Krystal Biotech, Inc.*	186,729
92,934	Larimar Therapeutics, Inc.*	377,312
119,239	Lexeo Therapeutics, Inc.*	679,066
1,642	Madrigal Pharmaceuticals, Inc.*	849,554
14,966	MeiraGTx Holdings PLC*	137,986
8,345	Mirum Pharmaceuticals, Inc.*	812,052
133,849	Myriad Genetics, Inc.*	635,783
32,372	Novavax, Inc.*	256,548
56,370	Nurix Therapeutics, Inc.*	941,379
7,259	Nuvalent, Inc., Class A*	727,933
45,633	ORIC Pharmaceuticals, Inc.*	450,854
5,259	Praxis Precision Medicines, Inc.*	1,676,727
169,837	Prime Medicine, Inc.*	602,072
3,062	Protagonist Therapeutics, Inc.*	303,046
12,764	Prothena Corp. PLC (Ireland)*	141,170
11,138	PTC Therapeutics, Inc.*	724,638
63,845	Puma Biotechnology, Inc.*	479,476
127,069	Relay Therapeutics, Inc.*	1,646,814
42,514	Rezolute, Inc.*	136,045
20,762	Rigel Pharmaceuticals, Inc.*	600,022
182,044	Rocket Pharmaceuticals, Inc.*	633,513
197,065	Sana Biotechnology, Inc.*	648,344
7,906	Spyre Therapeutics, Inc.*	588,602
36,157	Syndax Pharmaceuticals, Inc.*	774,844
54,223	TG Therapeutics, Inc.*	1,831,653
14,485	Travere Therapeutics, Inc.*	610,108
2,500	Twist Bioscience Corp.*	146,125
11,426	Vanda Pharmaceuticals, Inc.*	81,125
20,244	Vaxcyte, Inc.*	1,158,767
41,551	Vera Therapeutics, Inc.*	1,479,631
24,701	Veracyte, Inc.*	813,157
50,477	Viridian Therapeutics, Inc.*	680,430

		52,045,911

Building Products – 0.3%
5,244	Griffon Corp.	478,095
4,248	Modine Manufacturing Co.*	1,081,668

		1,559,763

Capital Markets – 1.4%
127,823	BGC Group, Inc., Class A	1,435,452
32,666	Donnelley Financial Solutions, Inc.*	1,643,100
216,649	GCM Grosvenor, Inc., Class A	2,365,807
20,072	Patria Investments Ltd., Class A (Cayman Islands)	259,130
24,428	Piper Sandler Cos.	2,130,122
1,387	PJT Partners, Inc., Class A	211,850
14,931	StepStone Group, Inc., Class A	789,850
175,587	Webull Corp. (Cayman Islands)*	1,199,259

		10,034,570

Chemicals – 1.0%
1,767	Avient Corp.	65,520
19,508	Flotek Industries, Inc.*	329,685
1,397	Hawkins, Inc.	233,928
52,514	Innospec, Inc.	4,004,717

Shares	Description	Value

Common Stocks – (continued)

Chemicals – (continued)
2,570	Intrepid Potash, Inc.*	$101,695
35,851	Minerals Technologies, Inc.	2,579,121
1,157	Stepan Co.	57,885

		7,372,551

Commercial Services & Supplies – 1.5%
15,813	ABM Industries, Inc.	645,170
304,961	BrightView Holdings, Inc.*	3,629,036
31,196	Deluxe Corp.	971,755
36,742	Ennis, Inc.	767,173
61,622	Healthcare Services Group, Inc.*	1,319,327
5,868	Liquidity Services, Inc.*	209,194
118,739	Montrose Environmental Group, Inc.*	2,499,456
29,239	Perma-Fix Environmental Services, Inc.*	370,166
11,017	Pitney Bowes, Inc.	170,323
40,867	Vestis Corp.*	397,227

		10,978,827

Communications Equipment – 0.8%
23,025	Applied Optoelectronics, Inc.*	3,784,389
27,578	Viavi Solutions, Inc.*	1,445,087
36,599	Vistance Networks, Inc.*	468,284

		5,697,760

Construction & Engineering – 3.1%
4,839	Argan, Inc.	3,242,033
56,943	Centuri Holdings, Inc.*	2,141,057
41,497	Construction Partners, Inc., Class A*	5,131,519
16,728	Granite Construction, Inc.	2,292,907
22,795	Matrix Service Co.*	308,188
8,612	MYR Group, Inc.*	3,486,224
21,030	Primoris Services Corp.	3,809,584
2,938	Sterling Infrastructure, Inc.*	1,514,892
7,865	Tutor Perini Corp.	730,816

		22,657,220

Construction Materials – 0.5%
15,674	Knife River Corp.*	1,450,629
23,041	United States Lime & Minerals, Inc.	2,480,824

		3,931,453

Consumer Finance – 1.7%
54,360	Encore Capital Group, Inc.*	4,499,377
15,894	FirstCash Holdings, Inc.	3,468,389
148,155	Oportun Financial Corp.*	902,264
52,580	OppFi, Inc.*	500,036
9,627	PRA Group, Inc.*	209,772
40,253	PROG Holdings, Inc.	1,442,265
18,743	Regional Management Corp.	700,051
29,965	Upstart Holdings, Inc.*	946,295

		12,668,449

Consumer Staples Distribution & Retail – 0.2%
2,995	Ingles Markets, Inc., Class A	273,953
18,073	United Natural Foods, Inc.*	904,011

		1,177,964

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Containers & Packaging – 0.4%
283,107	O-I Glass, Inc.*	$2,579,105

Diversified Consumer Services – 2.7%
8,931	American Public Education, Inc.*	519,338
24,141	Covista, Inc.*	2,781,526
51,675	Driven Brands Holdings, Inc.*	701,230
71,179	Frontdoor, Inc.*	4,885,015
268	Graham Holdings Co., Class B	300,833
132,928	Laureate Education, Inc.*	4,000,468
57,590	Lincoln Educational Services Corp.*	2,369,252
93,567	Perdoceo Education Corp.	3,175,664
5,424	Strategic Education, Inc.	425,241
19,009	Universal Technical Institute, Inc.*	713,408

		19,871,975

Diversified REITs – 0.3%
10,445	Essential Properties Realty Trust, Inc. REIT	328,286
99,208	Gladstone Commercial Corp. REIT	1,251,013

		1,579,299

Diversified Telecommunication Services – 0.4%
8,485	Bandwidth, Inc., Class A*	312,333
23,112	Cogent Communications Holdings, Inc.	523,487
98,819	Liberty Latin America Ltd., Class A (Puerto Rico)*	802,410
48,137	Liberty Latin America Ltd., Class C (Puerto Rico)*	400,019
102,824	Lumen Technologies, Inc.*	908,964

		2,947,213

Electric Utilities – 0.3%
25,206	Otter Tail Corp.	2,249,383

Electrical Equipment – 4.2%
49,150	American Superconductor Corp.*	2,631,491
50,948	Bloom Energy Corp., Class A*	14,436,625
2,172	EnerSys	463,201
71,387	Enovix Corp.*(a)	476,151
59,840	Fluence Energy, Inc.*	728,851
4,647	Nextpower, Inc., Class A*	553,597
22,576	NuScale Power Corp.*	281,297
91,627	Plug Power, Inc.*	286,793
7,663	Powell Industries, Inc.	2,124,720
3,525	Preformed Line Products Co.	1,171,181
20,625	Shoals Technologies Group, Inc., Class A*	163,763
184,353	Sunrun, Inc.*	2,346,814
18,441	Vicor Corp.*	4,965,608

		30,630,092

Electronic Equipment, Instruments & Components – 5.4%
7,905	Advanced Energy Industries, Inc.	3,034,808
32,259	Benchmark Electronics, Inc.	2,646,851
10,215	Fabrinet (Thailand)*	6,981,646

Shares	Description	Value

Common Stocks – (continued)

Electronic Equipment, Instruments & Components – (continued)
140,794	Knowles Corp.*	$4,391,365
47,415	nLight, Inc.*	3,311,938
1,773	Novanta, Inc.*	229,657
14,470	PC Connection, Inc.	922,318
4,637	Richardson Electronics Ltd.	66,773
19,257	Sanmina Corp.*	4,194,560
51,839	TTM Technologies, Inc.*	8,201,966
176,036	Vishay Intertechnology, Inc.	5,099,763

		39,081,645

Energy Equipment & Services – 3.0%
44,817	Archrock, Inc.	1,736,659
156,118	Borr Drilling Ltd. (Mexico)*	941,392
71,340	Core Laboratories, Inc.	1,045,131
45,168	Expro Group Holdings NV*	822,509
43,597	Forum Energy Technologies, Inc.*	2,740,943
221,841	Helix Energy Solutions Group, Inc.*	2,296,054
21,405	Nabors Industries Ltd.*	2,196,367
73,842	National Energy Services Reunited Corp.*	1,841,620
19,695	Oil States International, Inc.*	226,099
432,290	Patterson-UTI Energy, Inc.	5,282,584
37,294	Ranger Energy Services, Inc., Class A	651,153
43,206	TETRA Technologies, Inc.*	411,321
196,076	Transocean Ltd.*	1,337,238

		21,529,070

Entertainment – 1.2%
78,362	Cinemark Holdings, Inc.	2,313,246
37,533	CuriosityStream, Inc.	118,229
78,370	IMAX Corp.*	2,979,627
18,958	Madison Square Garden Entertainment Corp.*	1,268,669
81,609	Marcus Corp. (The)	1,437,951
4,588	Starz Entertainment Corp.*	84,144

		8,201,866

Financial Services – 1.3%
50,879	Acacia Research Corp.*	258,465
9,605	Alerus Financial Corp.	258,759
72,670	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	3,882,758
15,549	Essent Group Ltd.	941,026
52,041	NCR Atleos Corp.*	2,309,580
21,182	NMI Holdings, Inc.*	819,955
82,397	Paysign, Inc.*	540,524
8,031	Sezzle, Inc.*	639,268

		9,650,335

Food Products – 0.0%
122,427	BRC, Inc., Class A*	132,221

Gas Utilities – 0.4%
34,342	ONE Gas, Inc.	3,063,993

Ground Transportation – 0.9%
57,488	Heartland Express, Inc.	769,189

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Ground Transportation – (continued)
188,281	Hertz Global Holdings, Inc.*(a)	$1,197,467
93,245	Marten Transport Ltd.	1,406,135
71,324	RXO, Inc.*	1,424,340
52,741	Werner Enterprises, Inc.	1,944,561

		6,741,692

Health Care Equipment & Supplies – 2.8%
71,497	Alphatec Holdings, Inc.*	697,811
8,857	Artivion, Inc.*	317,346
121,870	AtriCure, Inc.*	3,425,766
211,071	Cerus Corp.*	428,474
15,639	CONMED Corp.	573,326
7,292	CVRx, Inc.*	54,763
48,800	Embecta Corp.	446,520
88,171	Enovis Corp.*	2,066,728
36,644	Haemonetics Corp.*	2,201,938
74,600	Inogen, Inc.*	530,406
13,052	Integra LifeSciences Holdings Corp.*	137,568
20,772	iRadimed Corp.	1,733,216
9,090	iRhythm Holdings, Inc.*	1,174,064
12,916	LeMaitre Vascular, Inc.	1,417,531
6,541	Orthofix Medical, Inc.*	76,922
21,406	OrthoPediatrics Corp.*	322,374
104,124	QuidelOrtho Corp.*	1,280,725
43,919	SI-BONE, Inc.*	544,157
6,667	Strive, Inc., Class A*	102,405
21,222	TransMedics Group, Inc.*	2,138,965
3,028	UFP Technologies, Inc.*	580,256

		20,251,261

Health Care Providers & Services – 3.3%
30,108	Accendra Health, Inc.*	111,701
81,582	AdaptHealth Corp.*	1,069,540
3,184	Addus HomeCare Corp.*	308,498
23,304	Alignment Healthcare, Inc.*	525,272
9,898	Ardent Health, Inc.*	96,604
68,197	Aveanna Healthcare Holdings, Inc.*	446,008
175,068	Brookdale Senior Living, Inc.*	2,513,976
29,265	Castle Biosciences, Inc.*	716,700
241,987	Community Health Systems, Inc.*	687,243
43,508	Concentra Group Holdings Parent, Inc.	977,625
51,087	Guardant Health, Inc.*	4,448,656
40,087	HealthEquity, Inc.*	3,288,337
135,265	LifeStance Health Group, Inc.*	1,023,956
11,761	Lumexa Imaging Holdings, Inc.*	112,553
17,536	NeoGenomics, Inc.*	162,383
729,579	OPKO Health, Inc.*	820,776
20,730	Option Care Health, Inc.*	421,441
58,208	Pennant Group, Inc. (The)*	1,823,074
63,876	Privia Health Group, Inc.*	1,587,319
14,160	US Physical Therapy, Inc.	1,008,475
205,333	Viemed Healthcare, Inc.*	2,045,117

		24,195,254

Health Care REITs – 0.7%
18,753	Chiron Real Estate, Inc. REIT	657,668

Shares	Description	Value

Common Stocks – (continued)

Health Care REITs – (continued)
209,171	Sabra Health Care REIT, Inc. REIT	$4,321,473

		4,979,141

Health Care Technology – 0.0%
49,136	Evolent Health, Inc., Class A*	184,260
13,697	OptimizeRx Corp.*	85,332

		269,592

Hotel & Resort REITs – 1.1%
328,825	Apple Hospitality REIT, Inc. REIT	4,429,273
182,012	Chatham Lodging Trust REIT	1,579,864
37,801	RLJ Lodging Trust REIT	311,480
135,983	Xenia Hotels & Resorts, Inc. REIT	2,212,444

		8,533,061

Hotels, Restaurants & Leisure – 1.3%
186,743	Bloomin’ Brands, Inc.	1,139,132
144,426	Brightstar Lottery PLC	1,896,313
22,959	Cheesecake Factory, Inc. (The)	1,443,432
82,812	Krispy Kreme, Inc.*	326,279
2,047	Monarch Casino & Resort, Inc.	242,959
166,858	Portillo’s, Inc., Class A*	1,042,863
76,119	Rush Street Interactive, Inc.*	2,138,944
106,598	Sabre Corp.*	195,074
11,801	Shake Shack, Inc., Class A*	1,209,131
8,170	Super Group SGHC Ltd. (Guernsey)	105,883

		9,740,010

Household Durables – 1.8%
31,360	Century Communities, Inc.	1,756,787
9,489	Champion Homes, Inc.*	723,347
1,394	Flexsteel Industries, Inc.	77,088
24,796	Green Brick Partners, Inc.*	1,672,242
6,393	Installed Building Products, Inc.	1,844,700
60,490	LGI Homes, Inc.*	2,962,195
299	M/I Homes, Inc.*	39,316
56,682	Meritage Homes Corp.	3,816,966

		12,892,641

Household Products – 0.5%
166,332	Energizer Holdings, Inc.	3,256,780
833	WD-40 Co.	174,897

		3,431,677

Independent Power and Renewable Electricity Producers – 0.1%
35,666	Hallador Energy Co.*	553,893

Industrial REITs – 0.1%
43,248	One Liberty Properties, Inc. REIT	982,162

Insurance – 2.3%
100,818	AMERISAFE, Inc.	3,054,785
16,524	HCI Group, Inc.	2,537,591
30,519	Heritage Insurance Holdings, Inc.*	894,817
5,803	Investors Title Co.	1,374,034
40,211	Lemonade, Inc.*	2,277,551

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Insurance – (continued)
31,899	Safety Insurance Group, Inc.	$2,397,529
39,156	Stewart Information Services Corp.	2,740,528
45,917	Universal Insurance Holdings, Inc.	1,819,691

		17,096,526

Interactive Media & Services – 0.4%
44,408	EverQuote, Inc., Class A*	640,363
150,666	QuinStreet, Inc.*	1,922,498

		2,562,861

IT Services – 0.7%
58,664	Applied Digital Corp.*	2,009,242
28,591	Backblaze, Inc., Class A*	122,370
12,982	DigitalOcean Holdings, Inc.*	1,251,854
6,843	Everforth, Inc.*	144,387
26,844	Fastly, Inc., Class A*	677,945
15,081	Information Services Group, Inc.	61,530
21,152	TSS, Inc.*	324,049

		4,591,377

Leisure Products – 0.8%
7,605	Acushnet Holdings Corp.	736,316
3,497	JAKKS Pacific, Inc.	76,095
15,733	Johnson Outdoors, Inc., Class A	828,028
47,152	Latham Group, Inc.*	286,213
80,907	MasterCraft Boat Holdings, Inc.*	1,889,178
262,633	Peloton Interactive, Inc., Class A*	1,431,350
45,119	Smith & Wesson Brands, Inc.	701,149

		5,948,329

Life Sciences Tools & Services – 0.5%
150,859	Adaptive Biotechnologies Corp.*	2,127,112
8,452	BioLife Solutions, Inc.*	178,168
9,797	CryoPort, Inc.*	100,517
166,402	Cytek Biosciences, Inc.*	758,793
93,252	Maravai LifeSciences Holdings, Inc., Class A*	343,168
3,230	Mesa Laboratories, Inc.	323,000

		3,830,758

Machinery – 3.3%
66,622	Aebi Schmidt Holding AG (Switzerland)	774,148
64,068	Atmus Filtration Technologies, Inc.	4,061,911
10,853	Blue Bird Corp.*	695,786
8,676	CECO Environmental Corp.*	643,239
6,937	Chart Industries, Inc.*	1,442,202
4,462	Columbus McKinnon Corp.	68,938
1,805	Douglas Dynamics, Inc.	83,265
7,694	ESCO Technologies, Inc.	2,492,471
8,881	Federal Signal Corp.	1,093,518
7,172	Hillman Solutions Corp.*	58,523
14,030	Kadant, Inc.	4,112,614
3,419	Kennametal, Inc.	132,349
11,853	Luxfer Holdings PLC (United Kingdom)	178,388
52,027	Manitowoc Co., Inc. (The)*	707,047

Shares	Description	Value

Common Stocks – (continued)

Machinery – (continued)
188,797	Microvast Holdings, Inc.*	$364,378
39,311	Miller Industries, Inc.	1,886,535
8,250	Omega Flex, Inc.	260,040
5,749	Proto Labs, Inc.*	372,593
11,272	Standex International Corp.	3,077,256
61,571	Trinity Industries, Inc.	2,007,830

		24,513,031

Marine Transportation – 0.8%
134,921	Costamare, Inc. (Monaco)	2,242,387
2,748	Himalaya Shipping Ltd. (Bermuda)*	37,483
1,326	Matson, Inc.	231,294
81,815	Pangaea Logistics Solutions Ltd.	626,703
359,767	Safe Bulkers, Inc. (Monaco)	2,424,830

		5,562,697

Media – 0.7%
7,971	AMC Global Media, Inc.*	67,674
19,208	Cable One, Inc.*	1,757,340
10,912	EchoStar Corp., Class A*(a)	1,343,704
66,672	Entravision Communications Corp., Class A	251,353
46,180	EW Scripps Co. (The), Class A*	221,202
98,154	Gray Media, Inc.	553,589
16,698	John Wiley & Sons, Inc., Class A	683,449

		4,878,311

Metals & Mining – 2.7%
9,470	Caledonia Mining Corp. PLC (South Africa)	216,863
10,348	Century Aluminum Co.*	615,085
295,263	Coeur Mining, Inc.*	5,305,876
77,871	Constellium SE*	2,435,805
55,194	Ferroglobe PLC	256,100
251,691	Hecla Mining Co.	4,535,472
145,739	Ivanhoe Electric, Inc.*	1,869,832
3,873	Materion Corp.	711,896
88,783	SSR Mining, Inc. (Canada)*	2,557,838
23,994	United States Antimony Corp.*(a)	288,168
11,374	Warrior Met Coal, Inc.	1,021,954

		19,814,889

Mortgage Real Estate Investment Trusts (REITs) – 0.8%
72,291	Ladder Capital Corp. REIT	743,152
555,314	Orchid Island Capital, Inc. REIT	3,903,857
24,428	TPG Mortgage Investment Trust, Inc. REIT	192,737
82,876	TPG RE Finance Trust, Inc. REIT	701,131

		5,540,877

Office REITs – 0.3%
434,723	Brandywine Realty Trust REIT	1,317,211
84,625	Douglas Emmett, Inc. REIT	914,796

		2,232,007

Oil, Gas & Consumable Fuels – 3.8%
101,170	Clean Energy Fuels Corp.*	232,691
125,980	Comstock Resources, Inc.*	2,194,572
9,583	Core Natural Resources, Inc.	859,978

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Oil, Gas & Consumable Fuels – (continued)
43,539	Delek US Holdings, Inc.	$2,028,482
89,179	Encore Energy Corp. (Canada)*	174,791
33,959	Energy Fuels, Inc.*	734,873
27,165	Golar LNG Ltd. (Cameroon)	1,493,803
148,425	Green Plains, Inc.*	2,579,626
78,062	Kosmos Energy Ltd. (Ghana)*	240,431
158,223	Magnolia Oil & Gas Corp., Class A	4,784,664
127,335	Nordic American Tankers Ltd.	710,529
136,702	Northern Oil & Gas, Inc.	3,712,826
10,738	PBF Energy, Inc., Class A	465,600
13,582	Peabody Energy Corp.	362,096
8,281	REX American Resources Corp.*	401,628
94,152	SandRidge Energy, Inc.	1,464,064
13,707	Scorpio Tankers, Inc. (Monaco)	1,114,790
114,239	SM Energy Co.	3,544,836
14,001	Teekay Tankers Ltd., Class A (Canada)	1,099,779

		28,200,059

Passenger Airlines – 0.3%
13,755	Allegiant Travel Co.*	1,040,428
14,462	SkyWest, Inc.*	1,187,620

		2,228,048

Personal Care Products – 0.3%
144,340	Herbalife Ltd.*	2,396,044
29,928	Niagen Bioscience, Inc.*	141,560

		2,537,604

Pharmaceuticals – 1.2%
18,355	Alumis, Inc.*	453,185
206,263	Amneal Pharmaceuticals, Inc.*	2,654,605
28,955	Arvinas, Inc.*	286,654
34,547	Edgewise Therapeutics, Inc.*	1,069,575
18,922	Harmony Biosciences Holdings, Inc.*	591,502
4,309	Innoviva, Inc.*	99,064
2,607	Ligand Pharmaceuticals, Inc.*	598,176
3,904	Liquidia Corp.*	153,076
23,152	Phathom Pharmaceuticals, Inc.*	259,302
15,747	Rapport Therapeutics, Inc.*	521,698
24,814	Septerna, Inc.*	589,581
11,443	Supernus Pharmaceuticals, Inc.*	549,264
17,024	Tarsus Pharmaceuticals, Inc.*	1,082,897

		8,908,579

Professional Services – 0.9%
256,844	Alight, Inc., Class A	212,513
5,349	BlackSky Technology, Inc.*	189,783
117,518	Conduent, Inc.*	200,956
5,402	ICF International, Inc.	387,107
64,298	Planet Labs PBC*	2,377,097
188,769	Verra Mobility Corp.*	2,799,444
7,980	Willdan Group, Inc.*	606,480

		6,773,380

Real Estate Management & Development – 0.1%
27,602	Compass, Inc., Class A*	208,947
18,605	Cushman & Wakefield Ltd.*	261,214

Shares	Description	Value

Common Stocks – (continued)

Real Estate Management & Development – (continued)
5,559	Forestar Group, Inc.*	$157,098

		627,259

Residential REITs – 0.9%
109,319	NexPoint Residential Trust, Inc. REIT	3,158,226
240,084	UMH Properties, Inc. REIT	3,733,306

		6,891,532

Retail REITs – 0.8%
5,856	Acadia Realty Trust REIT	126,607
3,370	Kite Realty Group Trust REIT	88,159
17,484	Macerich Co. (The) REIT	379,927
110,639	Phillips Edison & Co., Inc. REIT	4,443,816
14,629	Tanger, Inc. REIT	542,443

		5,580,952

Semiconductors & Semiconductor Equipment – 4.0%
25,944	ACM Research, Inc., Class A*	1,341,045
3,297	Alpha & Omega Semiconductor Ltd.*	143,189
8,197	Ambarella, Inc.*	563,954
83,232	Cohu, Inc.*	3,941,035
23,290	Credo Technology Group Holding Ltd.*	4,052,693
54,864	Diodes, Inc.*	5,878,678
28,691	MaxLinear, Inc.*	2,029,888
16,462	Navitas Semiconductor Corp.*	271,623
50,869	Rigetti Computing, Inc.*	887,664
17,626	Semtech Corp.*	1,851,611
10,768	Silicon Laboratories, Inc.*	2,344,194
8,423	SiTime Corp.*	4,734,989
13,887	Ultra Clean Holdings, Inc.*	1,085,269

		29,125,832

Software – 5.8%
49,187	8x8, Inc.*	94,439
10,459	A10 Networks, Inc.	279,046
70,915	Adeia, Inc.	2,258,643
24,517	Agilysys, Inc.*	1,570,559
110,822	Alkami Technology, Inc.*	1,748,771
83,828	Arteris, Inc.*	2,427,659
204,192	AvePoint, Inc.*	1,990,872
84,609	Cerence, Inc.*	769,942
53,450	Cleanspark, Inc.*	669,729
16,511	Clear Secure, Inc., Class A	881,522
26,173	Consensus Cloud Solutions, Inc.*	677,357
5,671	Core Scientific, Inc.*	113,420
217,394	Digital Turbine, Inc.*	767,401
193,374	Domo, Inc., Class B*	688,411
70,562	D-Wave Quantum, Inc. (Canada)*	1,430,997
13,720	eGain Corp.*	103,723
16,854	Hut 8 Corp.*	1,277,196
13,905	InterDigital, Inc.	4,123,667
49,824	MARA Holdings, Inc.*(a)	597,390
5,904	Mitek Systems, Inc.*	82,420
17,740	NextNav, Inc.*	328,722
116,820	Ooma, Inc.*	1,906,502

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Software – (continued)
49,492	Pagaya Technologies Ltd., Class A*	$687,444
98,995	Porch Group, Inc.*	953,322
41,617	Progress Software Corp.*	1,159,033
25,486	Q2 Holdings, Inc.*	1,293,415
16,434	Red Violet, Inc.*	615,125
221,772	Rezolve AI PLC*(a)	569,954
56,470	Riot Platforms, Inc.*	973,543
35,981	Silvaco Group, Inc.*	367,366
51,775	SoundHound AI, Inc., Class A*(a)	412,129
54,484	Telos Corp.*	232,647
93,713	Terawulf, Inc.*	2,036,384
70,118	Varonis Systems, Inc.*	1,844,103
193,589	Vertex, Inc., Class A*	2,394,696
26,895	Weave Communications, Inc.*	132,054
41,019	Xperi, Inc.*	274,417
182,822	Zeta Global Holdings Corp., Class A*	3,367,581

		42,101,601

Specialized REITs – 0.5%
35,856	Four Corners Property Trust, Inc. REIT	916,838
92,682	Smartstop Self Storage REIT, Inc. REIT	2,917,629

		3,834,467

Specialty Retail – 2.4%
46,579	Advance Auto Parts, Inc.	2,771,916
22,281	Bed Bath & Beyond, Inc.*	109,177
17,990	Boot Barn Holdings, Inc.*	3,084,386
2,961	Build-A-Bear Workshop, Inc.	109,379
214,858	Camping World Holdings, Inc., Class A	1,759,687
9,523	Citi Trends, Inc.*	463,865
64,116	EVgo, Inc.*	134,644
8,068	Group 1 Automotive, Inc.	2,879,227
124,820	Petco Health & Wellness Co., Inc.*	354,489
18,886	RealReal, Inc. (The)*	224,555
79,106	Shoe Carnival, Inc.	1,465,043
129,425	Upbound Group, Inc.	2,557,438
56,378	Zumiez, Inc.*	1,385,207

		17,299,013

Technology Hardware, Storage & Peripherals – 0.6%
58,084	Corsair Gaming, Inc.*	394,391
43,237	Eastman Kodak Co.*	576,349
78,276	IonQ, Inc.*	3,531,813

		4,502,553

Textiles, Apparel & Luxury Goods – 1.1%
106,224	Figs, Inc., Class A*	1,589,111
24,951	G-III Apparel Group Ltd.	778,222

Shares	Description	Value

Common Stocks – (continued)

Textiles, Apparel & Luxury Goods – (continued)
71,155	Movado Group, Inc.	$1,938,262
106,972	Steven Madden Ltd.	4,017,868

		8,323,463

Trading Companies & Distributors – 0.5%
14,286	Boise Cascade Co.	1,132,451
55,887	Custom Truck One Source, Inc.*	550,487
91,814	DNOW, Inc.*	1,238,571
1,287	DXP Enterprises, Inc.*	219,755
57,069	NPK International, Inc.*	933,078

		4,074,342

Water Utilities – 0.1%
10,404	American States Water Co.	783,317

Wireless Telecommunication Services – 0.1%
21,231	Telephone and Data Systems, Inc.	956,669

TOTAL COMMON STOCKS (Cost $589,324,871)		715,636,902

Shares	Dividend Rate	Value

Investment Company – 0.5%*(b)

Goldman Sachs Central Government Fund - Institutional Shares
3,790,584	3.691%	3,790,584
(Cost $3,790,584)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $593,115,455)		719,427,486

Securities Lending Reinvestment Vehicle – 0.8%(b)

Goldman Sachs Financial Square Government Fund - Institutional Shares
5,848,130	3.537%	5,848,130
(Cost $5,848,130)

TOTAL INVESTMENTS – 99.3% (Cost $598,963,585)		$725,275,616

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		5,303,421

NET ASSETS – 100.0%		$730,579,037

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At April 30, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Russell 2000 E-Mini Index	100	06/18/26	$14,039,000	$1,218,943

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 97.7%

Aerospace & Defense – 2.4%
2,510	AeroVironment, Inc.*	$489,500
62,202	Archer Aviation, Inc., Class A*	357,039
20,584	Astronics Corp.*	1,469,698
9,219	Byrna Technologies, Inc.*	53,931
18,605	Kratos Defense & Security Solutions, Inc.*	1,173,045
8,567	Moog, Inc., Class A	2,581,323
5,225	Red Cat Holdings, Inc.*(a)	61,237
59,929	Redwire Corp.*	550,748
7,596	Satellogic, Inc., Class A*	49,070
7,888	Voyager Technologies, Inc., Class A*	208,322
2,685	York Space Systems, Inc.*(a)	89,035

		7,082,948

Air Freight & Logistics – 0.1%
10,204	Forward Air Corp.*	214,896

Automobile Components – 0.2%
12,464	Cooper-Standard Holdings, Inc.*	374,793
11,979	Holley, Inc.*	39,530
108,675	Solid Power, Inc.*(a)	374,929

		789,252

Banks – 2.6%
2,353	BancFirst Corp.	262,618
1,469	City Holding Co.	180,628
49,453	First Financial Bankshares, Inc.	1,595,848
1,274	First Internet Bancorp	29,200
728	German American Bancorp, Inc.	31,355
19,514	Glacier Bancorp, Inc.	957,162
13,046	International Bancshares Corp.	935,920
7,183	Northrim BanCorp, Inc.	176,199
19,612	ServisFirst Bancshares, Inc.	1,561,508
16,343	Stock Yards Bancorp, Inc.	1,182,089
3,858	Union Bankshares, Inc.	95,254
10,174	WesBanco, Inc.	349,782

		7,357,563

Beverages – 0.0%
482	National Beverage Corp.*	16,494

Biotechnology – 9.6%
36,537	ACADIA Pharmaceuticals, Inc.*	820,256
41,594	ADMA Biologics, Inc.*	426,338
20,005	Aldeyra Therapeutics, Inc.*	30,408
14,576	Altimmune, Inc.*	37,898
9,167	AnaptysBio, Inc.*	602,547
36,645	Annexon, Inc.*	215,106
3,869	Apogee Therapeutics, Inc.*	320,701
16,839	Arcutis Biotherapeutics, Inc.*	391,002
49,395	Ardelyx, Inc.*	312,670
44,508	ArriVent Biopharma, Inc.*	1,383,754
19,363	Arrowhead Pharmaceuticals, Inc.*	1,422,793
21,214	Atrium Therapeutics, Inc.*	270,903
55,355	Aurinia Pharmaceuticals, Inc. (Canada)*	851,637
14,692	Beam Therapeutics, Inc.*	445,608
3,954	Benitec Biopharma, Inc. (Australia)*	47,646

Shares	Description	Value

Common Stocks – (continued)

Biotechnology – (continued)
48,931	BioCryst Pharmaceuticals, Inc.*	$448,208
83,634	Biohaven Ltd.*	802,050
23,206	Bridgebio Pharma, Inc.*	1,650,179
3,665	Bright Minds Biosciences, Inc. (Canada)*	322,337
45,587	Candel Therapeutics, Inc.*	281,728
9,003	CareDx, Inc.*	187,352
10,116	Celcuity, Inc.*	1,227,577
9,709	Celldex Therapeutics, Inc.*	319,232
3,652	CG oncology, Inc.*	243,734
19,854	Cogent Biosciences, Inc.*	710,575
24,076	Corvus Pharmaceuticals, Inc.*	365,714
44,578	Denali Therapeutics, Inc.*	834,500
14,185	Design Therapeutics, Inc.*	192,916
51,530	Eledon Pharmaceuticals, Inc.*	187,569
2,261	Erasca, Inc.*	24,080
2,056	Evommune, Inc.*(a)	48,933
13,052	First Tracks Biotherapeutics, Inc.*	303,720
13,314	Foghorn Therapeutics, Inc.*	63,241
3,411	Greenwich Lifesciences, Inc.*(a)	80,568
23,132	Gyre Therapeutics, Inc.*(a)	177,654
2,071	Ideaya Biosciences, Inc.*	60,266
34,573	ImmunityBio, Inc.*(a)	245,468
4,604	Immunome, Inc.*	105,616
18,749	Immunovant, Inc.*	508,942
1,604	Kodiak Sciences, Inc.*	69,742
2,174	Krystal Biotech, Inc.*	570,153
2,147	Kymera Therapeutics, Inc.*	174,057
11,389	Larimar Therapeutics, Inc.*	46,239
18,030	Lexeo Therapeutics, Inc.*	102,681
2,043	Madrigal Pharmaceuticals, Inc.*	1,057,028
6,138	MeiraGTx Holdings PLC*	56,592
5,661	Mirum Pharmaceuticals, Inc.*	550,872
10,456	Myriad Genetics, Inc.*	49,666
20,966	Novavax, Inc.*	166,156
8,614	Nuvalent, Inc., Class A*	863,812
2,626	ORIC Pharmaceuticals, Inc.*	25,945
198	Praxis Precision Medicines, Inc.*	63,128
6,666	Precigen, Inc.*	27,731
28,143	Prime Medicine, Inc.*	99,767
6,355	Protagonist Therapeutics, Inc.*	628,954
8,031	PTC Therapeutics, Inc.*	522,497
36,066	Recursion Pharmaceuticals, Inc., Class A*(a)	124,788
3,203	Relay Therapeutics, Inc.*	41,511
54,979	Rezolute, Inc.*	175,933
2,246	Rhythm Pharmaceuticals, Inc.*	182,735
11,953	Rigel Pharmaceuticals, Inc.*	345,442
75,594	Rocket Pharmaceuticals, Inc.*	263,067
45,872	Sana Biotechnology, Inc.*	150,919
1,804	Scholar Rock Holding Corp.*	84,084
517	Spyre Therapeutics, Inc.*	38,491
20,140	Syndax Pharmaceuticals, Inc.*	431,600
36,512	TG Therapeutics, Inc.*	1,233,375
15,654	Travere Therapeutics, Inc.*	659,346
3,899	Twist Bioscience Corp.*	227,896
21,889	Vera Therapeutics, Inc.*	779,467
14,013	Veracyte, Inc.*	461,308

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Biotechnology – (continued)
20,064	Viridian Therapeutics, Inc.*	$270,463
4,537	Zymeworks, Inc.*	124,949

		27,641,820

Building Products – 1.0%
12,959	Griffon Corp.	1,181,472
6,579	Modine Manufacturing Co.*	1,675,211

		2,856,683

Capital Markets – 2.5%
88,462	BGC Group, Inc., Class A	993,428
16,362	Donnelley Financial Solutions, Inc.*	823,009
106,685	GCM Grosvenor, Inc., Class A	1,165,000
11,211	Moelis & Co., Class A	730,060
44,261	Patria Investments Ltd., Class A (Cayman Islands)	571,409
13,268	Piper Sandler Cos.	1,156,970
4,621	PJT Partners, Inc., Class A	705,812
16,284	Ridgepost Capital, Inc., Class A	129,132
18,892	StepStone Group, Inc., Class A	999,387

		7,274,207

Chemicals – 0.9%
4,399	Balchem Corp.	710,966
3,597	Hawkins, Inc.	602,318
15,107	Innospec, Inc.	1,152,060

		2,465,344

Commercial Services & Supplies – 0.8%
61,391	ACV Auctions, Inc., Class A*	318,619
55,932	BrightView Holdings, Inc.*	665,591
2,100	Brink’s Co. (The)	224,175
2,432	Casella Waste Systems, Inc., Class A*	192,736
1,518	Healthcare Services Group, Inc.*	32,500
10,794	Liquidity Services, Inc.*	384,806
29,357	Montrose Environmental Group, Inc.*	617,965
2,444	Perma-Fix Environmental Services, Inc.*	30,941

		2,467,333

Communications Equipment – 1.3%
11,756	Applied Optoelectronics, Inc.*	1,932,216
1,062	Calix, Inc.*	46,261
32,758	Viavi Solutions, Inc.*	1,716,519
10,067	Vistance Networks, Inc.*	128,807

		3,823,803

Construction & Engineering – 5.0%
3,480	Argan, Inc.	2,331,530
27,032	Centuri Holdings, Inc.*	1,016,403
19,809	Construction Partners, Inc., Class A*	2,449,581
1,398	Dycom Industries, Inc.*	578,912
9,042	Granite Construction, Inc.	1,239,387
1,380	Limbach Holdings, Inc.*	137,683
6,906	MYR Group, Inc.*	2,795,618
12,187	Primoris Services Corp.	2,207,675

Shares	Description	Value

Common Stocks – (continued)

Construction & Engineering – (continued)
3,365	Sterling Infrastructure, Inc.*	$1,735,061

		14,491,850

Construction Materials – 0.9%
15,807	Knife River Corp.*	1,462,938
11,047	United States Lime & Minerals, Inc.	1,189,430

		2,652,368

Consumer Finance – 1.3%
461	Dave, Inc.*	125,387
828	Encore Capital Group, Inc.*	68,534
12,366	FirstCash Holdings, Inc.	2,698,509
1,848	LendingTree, Inc.*	91,642
30,459	Oportun Financial Corp.*	185,495
24,298	OppFi, Inc.*	231,074
1,080	Regional Management Corp.	40,338
18,125	Upstart Holdings, Inc.*	572,387

		4,013,366

Containers & Packaging – 0.3%
105,699	O-I Glass, Inc.*	962,918

Diversified Consumer Services – 3.1%
1,768	American Public Education, Inc.*	102,809
2,637	Carriage Services, Inc.	129,477
15,791	Covista, Inc.*	1,819,439
32,138	Driven Brands Holdings, Inc.*	436,113
35,840	Frontdoor, Inc.*	2,459,699
48,161	Laureate Education, Inc.*	1,449,405
31,041	Lincoln Educational Services Corp.*	1,277,027
24,834	OneSpaWorld Holdings Ltd. (Bahamas)	612,407
16,053	Universal Technical Institute, Inc.*	602,469

		8,888,845

Diversified Telecommunication Services – 0.6%
35,150	Cogent Communications Holdings, Inc.	796,148
3,112	Liberty Latin America Ltd., Class A (Puerto Rico)*	25,269
103,677	Lumen Technologies, Inc.*	916,505

		1,737,922

Electrical Equipment – 6.7%
29,287	American Superconductor Corp.*	1,568,026
802	Amprius Technologies, Inc.*	16,890
38,234	Bloom Energy Corp., Class A*	10,833,986
69,763	Enovix Corp.*(a)	465,319
4,374	Eos Energy Enterprises, Inc.*	29,306
24,145	Fluence Energy, Inc.*	294,086
1,098	NANO Nuclear Energy, Inc.*(a)	25,671
8,352	Nextpower, Inc., Class A*	994,974
22,680	NuScale Power Corp.*	282,593
5,802	Powell Industries, Inc.	1,608,721
25,181	Sunrun, Inc.*	320,554

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Electrical Equipment – (continued)
10,275	Vicor Corp.*	$2,766,749

		19,206,875

Electronic Equipment, Instruments & Components – 5.0%
6,734	Advanced Energy Industries, Inc.	2,585,250
3,804	Belden, Inc.	427,874
6,958	Fabrinet (Thailand)*	4,755,584
49,595	Knowles Corp.*	1,546,868
5,682	Mirion Technologies, Inc.*	112,219
8,854	nLight, Inc.*	618,452
11,108	Novanta, Inc.*	1,438,819
1,596	Plexus Corp.*	399,926
2,335	Sanmina Corp.*	508,610
10,554	TTM Technologies, Inc.*	1,669,854
11,888	Vishay Intertechnology, Inc.	344,395

		14,407,851

Energy Equipment & Services – 2.4%
55,336	Archrock, Inc.	2,144,270
17,623	Borr Drilling Ltd. (Mexico)*	106,267
7,255	Core Laboratories, Inc.	106,286
5,130	Forum Energy Technologies, Inc.*	322,523
15,765	Helix Energy Solutions Group, Inc.*	163,168
15,426	Kodiak Gas Services, Inc.	1,045,883
5,936	Nabors Industries Ltd.*	609,093
7,947	Oceaneering International, Inc.*	298,330
127,309	Patterson-UTI Energy, Inc.	1,555,716
5,049	Tidewater, Inc.*	451,027

		6,802,563

Entertainment – 1.4%
55,453	Cinemark Holdings, Inc.	1,636,973
90,636	CuriosityStream, Inc.	285,503
44,335	IMAX Corp.*	1,685,617
10,147	Madison Square Garden Entertainment Corp.*	679,037

		4,287,130

Financial Services – 1.2%
12,812	Acacia Research Corp.*	65,085
21,304	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	1,138,273
25,079	NCR Atleos Corp.*	1,113,006
68,269	Paysign, Inc.*	447,845
11,732	Remitly Global, Inc.*	256,814
3,987	Sezzle, Inc.*	317,365

		3,338,388

Food Products – 0.0%
101,840	BRC, Inc., Class A*	109,987

Ground Transportation – 0.2%
25,753	FTAI Infrastructure, Inc.	158,252
54,758	Hertz Global Holdings, Inc.*(a)	348,261

		506,513

Health Care Equipment & Supplies – 3.9%
92,774	Accuray, Inc.*	43,316

Shares	Description	Value

Common Stocks – (continued)

Health Care Equipment & Supplies – (continued)
64,372	Alphatec Holdings, Inc.*	$628,271
4,025	Artivion, Inc.*	144,216
59,926	AtriCure, Inc.*	1,684,520
232,123	Cerus Corp.*	471,210
17,997	CVRx, Inc.*	135,157
5,557	Electromed, Inc.*	142,870
2,586	Enovis Corp.*	60,616
7,370	Glaukos Corp.*	1,058,848
23,944	Haemonetics Corp.*	1,438,795
8,475	iRadimed Corp.	707,154
5,489	iRhythm Holdings, Inc.*	708,959
12,028	LeMaitre Vascular, Inc.	1,320,073
964	OrthoPediatrics Corp.*	14,518
5,874	PROCEPT BioRobotics Corp.*	141,211
2,883	Pro-Dex, Inc.*	144,553
46,186	QuidelOrtho Corp.*	568,088
28,835	SI-BONE, Inc.*	357,266
11,285	TransMedics Group, Inc.*	1,137,415
2,103	UFP Technologies, Inc.*	402,998

		11,310,054

Health Care Providers & Services – 4.4%
18,077	Alignment Healthcare, Inc.*	407,456
20,233	Aveanna Healthcare Holdings, Inc.*	132,324
88,386	Brookdale Senior Living, Inc.*	1,269,223
12,152	Clover Health Investments Corp.*	33,418
88,811	Community Health Systems, Inc.*	252,223
51,781	Concentra Group Holdings Parent, Inc.	1,163,519
1,666	Ensign Group, Inc. (The)	311,026
2,045	GeneDx Holdings Corp.*	128,610
30,436	Guardant Health, Inc.*	2,650,367
23,904	HealthEquity, Inc.*	1,960,845
25,278	LifeStance Health Group, Inc.*	191,354
37,810	Oncology Institute, Inc. (The)*	145,947
41,571	Option Care Health, Inc.*	845,138
37,279	Pennant Group, Inc. (The)*	1,167,578
50,965	Privia Health Group, Inc.*	1,266,480
1,831	US Physical Therapy, Inc.	130,404
75,049	Viemed Healthcare, Inc.*	747,488

		12,803,400

Health Care Technology – 0.2%
14,250	Evolent Health, Inc., Class A*	53,438
21,248	OptimizeRx Corp.*	132,375
28,021	Schrodinger, Inc.*	335,131

		520,944

Hotel & Resort REITs – 0.0%
9,027	Apple Hospitality REIT, Inc. REIT	121,594

Hotels, Restaurants & Leisure – 1.6%
64,711	Bloomin’ Brands, Inc.	394,737
22,483	Cheesecake Factory, Inc. (The)	1,413,506
3,390	Monarch Casino & Resort, Inc.	402,359
4,048	Portillo’s, Inc., Class A*	25,300

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Hotels, Restaurants & Leisure – (continued)
1,914	RCI Hospitality Holdings, Inc.	$47,888
36,556	Rush Street Interactive, Inc.*	1,027,224
50,419	Sabre Corp.*	92,267
7,652	Shake Shack, Inc., Class A*	784,024
49,119	Super Group SGHC Ltd. (Guernsey)	636,582

		4,823,887

Household Durables – 1.2%
112	Cavco Industries, Inc.*	56,784
10,080	Champion Homes, Inc.*	768,398
5,068	Green Brick Partners, Inc.*	341,786
5,101	Installed Building Products, Inc.	1,471,894
13,161	LGI Homes, Inc.*	644,494
2,654	Meritage Homes Corp.	178,720

		3,462,076

Household Products – 0.8%
77,894	Energizer Holdings, Inc.	1,525,165
3,064	WD-40 Co.	643,317

		2,168,482

Independent Power and Renewable Electricity Producers – 0.0%
2,183	Hallador Energy Co.*	33,902

Insurance – 1.4%
32,212	AMERISAFE, Inc.	976,024
9,460	HCI Group, Inc.	1,452,772
7,443	Heritage Insurance Holdings, Inc.*	218,229
23,642	Lemonade, Inc.*	1,339,083
2,144	Trupanion, Inc.*	51,434

		4,037,542

Interactive Media & Services – 0.7%
35,497	EverQuote, Inc., Class A*	511,867
100,510	QuinStreet, Inc.*	1,282,507
93,491	ZipRecruiter, Inc., Class A*	272,994

		2,067,368

IT Services – 1.1%
32,231	Applied Digital Corp.*	1,103,912
71,222	Backblaze, Inc., Class A*	304,830
16,169	Crexendo, Inc.*	105,745
14,189	DigitalOcean Holdings, Inc.*	1,368,245
7,854	Hackett Group, Inc. (The)	101,395
8,105	TSS, Inc.*(a)	124,169

		3,108,296

Leisure Products – 0.8%
11,428	Acushnet Holdings Corp.	1,106,459
33,970	Latham Group, Inc.*	206,198
23,557	MasterCraft Boat Holdings, Inc.*	550,056
79,611	Peloton Interactive, Inc., Class A*	433,880

		2,296,593

Life Sciences Tools & Services – 0.8%
86,238	Adaptive Biotechnologies Corp.*	1,215,955
25,358	Alpha Teknova, Inc.*	90,021
23,123	BioLife Solutions, Inc.*	487,433

Shares	Description	Value

Common Stocks – (continued)

Life Sciences Tools & Services – (continued)
4,650	Mesa Laboratories, Inc.	$465,000

		2,258,409

Machinery – 4.2%
8,308	Aebi Schmidt Holding AG (Switzerland)	96,539
28,716	Atmus Filtration Technologies, Inc.	1,820,594
6,977	Blue Bird Corp.*	447,295
4,124	CECO Environmental Corp.*	305,753
4,786	Chart Industries, Inc.*	995,009
5,095	Douglas Dynamics, Inc.	235,032
6,335	Enerpac Tool Group Corp.	222,359
6,927	ESCO Technologies, Inc.	2,244,002
9,414	Federal Signal Corp.	1,159,146
1,867	Gorman-Rupp Co. (The)	141,407
6,407	Kadant, Inc.	1,878,084
4,768	Manitowoc Co., Inc. (The)*	64,797
95,551	Microvast Holdings, Inc.*	184,413
2,587	Miller Industries, Inc.	124,150
5,647	Omega Flex, Inc.	177,993
1,603	SPX Technologies, Inc.*	350,913
5,533	Standex International Corp.	1,510,509
1,568	Trinity Industries, Inc.	51,133

		12,009,128

Marine Transportation – 0.4%
22,384	Pangaea Logistics Solutions Ltd.	171,461
110,327	Safe Bulkers, Inc. (Monaco)	743,604

		915,065

Media – 0.6%
6,417	Cable One, Inc.*	587,091
8,232	Entravision Communications Corp., Class A	31,035
26,251	John Wiley & Sons, Inc., Class A	1,074,453

		1,692,579

Metals & Mining – 1.9%
11,289	Century Aluminum Co.*	671,018
114,816	Coeur Mining, Inc.*	2,063,244
15,108	Constellium SE*	472,578
65,915	Hecla Mining Co.	1,187,788
58,130	Ivanhoe Electric, Inc.*	745,808
9,597	U.S. Goldmining, Inc. (Canada)*(a)	127,736
7,259	United States Antimony Corp.*(a)	87,181

		5,355,353

Oil, Gas & Consumable Fuels – 1.3%
37,661	Comstock Resources, Inc.*	656,055
8,216	Delek US Holdings, Inc.	382,783
4,219	Energy Fuels, Inc.*	91,299
23,246	Green Plains, Inc.*	404,015
1,753	Gulfport Energy Corp.*	337,523
21,114	Magnolia Oil & Gas Corp., Class A	638,487
13,342	Sable Offshore Corp.*	191,458
76,146	Uranium Energy Corp.*	1,133,814

		3,835,434

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Passenger Airlines – 0.0%
873	Allegiant Travel Co.*	$66,034

Personal Care Products – 0.4%
56,333	Herbalife Ltd.*	935,128
28,367	Niagen Bioscience, Inc.*	134,176

		1,069,304

Pharmaceuticals – 1.4%
106,564	Amneal Pharmaceuticals, Inc.*	1,371,479
1,813	Axsome Therapeutics, Inc.*	376,651
26,436	Edgewise Therapeutics, Inc.*	818,459
11,447	Innoviva, Inc.*	263,166
11,396	Liquidia Corp.*	446,837
4,942	Omeros Corp.*	72,153
6,463	Phathom Pharmaceuticals, Inc.*	72,386
2,256	Rapport Therapeutics, Inc.*	74,741
9,232	Tarsus Pharmaceuticals, Inc.*	587,247
868	Theravance Biopharma, Inc.*	14,530
4,127	WaVe Life Sciences Ltd.*	29,137
4,119	Zevra Therapeutics, Inc.*	41,890

		4,168,676

Professional Services – 1.7%
4,048	BlackSky Technology, Inc.*	143,623
12,669	Exponent, Inc.	847,430
22,070	First Advantage Corp.*	281,613
6,592	Legalzoom.com, Inc.*	42,518
56,827	Planet Labs PBC*	2,100,894
83,653	Verra Mobility Corp.*	1,240,574
4,083	Willdan Group, Inc.*	310,308

		4,966,960

Real Estate Management & Development – 0.1%
11,362	Compass, Inc., Class A*	86,010
1,965	Maui Land & Pineapple Co., Inc.*	30,497
16,794	Real Brokerage, Inc. (The) (Canada)*	35,268

		151,775

Residential REITs – 0.6%
6,880	NexPoint Residential Trust, Inc. REIT	198,763
98,914	UMH Properties, Inc. REIT	1,538,113

		1,736,876

Retail REITs – 0.4%
12,446	Phillips Edison & Co., Inc. REIT	499,894
12,981	Tanger, Inc. REIT	481,335

		981,229

Semiconductors & Semiconductor Equipment – 5.5%
10,800	Ambarella, Inc.*	743,040
6,976	CEVA, Inc.*	213,047
7,053	Cohu, Inc.*	333,960
24,244	Credo Technology Group Holding Ltd.*	4,218,698
4,188	Diodes, Inc.*	448,744
2,090	FormFactor, Inc.*	284,094
7,249	MaxLinear, Inc.*	512,867
14,138	Rambus, Inc.*	1,627,425

Shares	Description	Value

Common Stocks – (continued)

Semiconductors & Semiconductor Equipment – (continued)
48,726	Rigetti Computing, Inc.*	$850,269
14,986	Semtech Corp.*	1,574,279
8,903	Silicon Laboratories, Inc.*	1,938,183
5,664	SiTime Corp.*	3,184,018

		15,928,624

Software – 7.9%
10,724	A10 Networks, Inc.	286,116
33,050	Adeia, Inc.	1,052,643
16,599	Agilysys, Inc.*	1,063,332
79,885	Alkami Technology, Inc.*	1,260,585
10,237	Amplitude, Inc., Class A*	72,785
15,366	Arteris, Inc.*	444,999
142,048	AvePoint, Inc.*	1,384,968
2,570	Blackbaud, Inc.*	95,527
26,502	Cerence, Inc.*	241,168
12,594	Clear Secure, Inc., Class A	672,394
21,475	Core Scientific, Inc.*	429,500
97,437	Digital Turbine, Inc.*	343,953
108,781	Domo, Inc., Class B*	387,260
55,085	D-Wave Quantum, Inc. (Canada)*	1,117,124
11,745	eGain Corp.*	88,792
2,526	Intapp, Inc.*	56,709
8,197	InterDigital, Inc.	2,430,902
14,972	NextNav, Inc.*	277,431
48,860	Ooma, Inc.*	797,395
35,271	Pagaya Technologies Ltd., Class A*	489,914
49,205	Porch Group, Inc.*	473,844
33,601	Progress Software Corp.*	935,788
23,398	Q2 Holdings, Inc.*	1,187,449
15,804	Red Violet, Inc.*	591,544
130,385	Rezolve AI PLC*(a)	335,089
3,577	Silvaco Group, Inc.*	36,521
50,004	SoundHound AI, Inc., Class A*(a)	398,032
23,722	Sprout Social, Inc., Class A*	142,332
61,694	Terawulf, Inc.*	1,340,611
38,493	Varonis Systems, Inc.*	1,012,366
92,596	Vertex, Inc., Class A*	1,145,413
32,706	Weave Communications, Inc.*	160,586
91,183	Zeta Global Holdings Corp., Class A*	1,679,591

		22,432,663

Specialty Retail – 2.2%
2,259	Abercrombie & Fitch Co., Class A*	192,806
11,982	Boot Barn Holdings, Inc.*	2,054,314
2,827	Build-A-Bear Workshop, Inc.	104,429
176,654	Camping World Holdings, Inc., Class A	1,446,796
18,534	Envela Corp.*	326,384
1,894	Group 1 Automotive, Inc.	675,912
10,623	Shoe Carnival, Inc.	196,738
12,897	ThredUp, Inc., Class A*	55,328
49,390	Upbound Group, Inc.	975,946
7,340	Zumiez, Inc.*	180,344

		6,208,997

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Technology Hardware, Storage & Peripherals – 1.2%
19,822	Corsair Gaming, Inc.*	$134,591
10,911	Eastman Kodak Co.*	145,444
67,124	IonQ, Inc.*(a)	3,028,635
18,994	Quantum Computing, Inc.*(a)	171,326

		3,479,996

Textiles, Apparel & Luxury Goods – 1.1%
54,027	Figs, Inc., Class A*	808,244
2,352	G-III Apparel Group Ltd.	73,359
9,066	Kontoor Brands, Inc.	665,082
16,746	Movado Group, Inc.	456,161
31,797	Steven Madden Ltd.	1,194,295

		3,197,141

Trading Companies & Distributors – 0.4%
5,578	DXP Enterprises, Inc.*	952,444
2,832	Karat Packaging, Inc.	81,250

		1,033,694

TOTAL COMMON STOCKS (Cost $224,315,286)		281,638,994

Shares	Dividend Rate	Value

Investment Company – 0.4%*(b)
Goldman Sachs Central Government Fund - Institutional Shares
1,167,395	3.691%	1,167,395
(Cost $1,167,395)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $225,482,681)		282,806,389

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.1%(b)
Goldman Sachs Financial Square Government Fund - Institutional Shares
3,133,761	3.537%	$3,133,761
(Cost $3,133,761)

TOTAL INVESTMENTS – 99.2% (Cost $228,616,442)		$285,940,150

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		2,258,476

NET ASSETS – 100.0%		$288,198,626

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At April 30, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Russell 2000 E-Mini Index	35	06/18/26	$4,913,650	$206,604

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 95.1%

Aerospace & Defense – 1.0%
30,434	Astronics Corp.*	$2,172,988
50,866	Intuitive Machines, Inc.*	1,289,453
33,894	Mercury Systems, Inc.*	2,674,576
10,339	Moog, Inc., Class A	3,115,244
26,014	V2X, Inc.*	1,764,009

		11,016,270

Air Freight & Logistics – 0.0%
12,631	Forward Air Corp.*	266,009

Automobile Components – 1.6%
88,770	Adient PLC*	1,868,608
74,182	Cooper-Standard Holdings, Inc.*	2,230,653
59,310	Dana, Inc.	2,161,849
518,218	Dauch Corp.*	2,959,025
64,938	Gentherm, Inc.*	1,954,634
155,313	Goodyear Tire & Rubber Co. (The)*	1,099,616
290,533	Holley, Inc.*	958,759
13,085	LCI Industries	1,559,994
17,645	Motorcar Parts of America, Inc.*	197,977
14,778	Phinia, Inc.	1,066,232
548,892	Solid Power, Inc.*	1,893,677
6,822	Strattec Security Corp.*	513,424

		18,464,448

Banks – 14.9%
2,272	1st Source Corp.	167,060
83,157	Ameris Bancorp	7,089,134
11,804	Arrow Financial Corp.	434,977
130,487	Associated Banc-Corp.	3,674,514
140,858	Atlantic Union Bankshares Corp.	5,303,304
12,716	Banner Corp.	850,828
65,001	BayCom Corp.	1,948,730
5,068	Burke & Herbert Financial Services Corp.	325,923
2,744	Camden National Corp.	132,178
266,765	Capitol Federal Financial, Inc.	2,048,755
64,470	Cathay General Bancorp	3,612,254
61,199	Central Pacific Financial Corp.	2,036,703
37,241	ChoiceOne Financial Services, Inc.	1,118,347
17,051	CNB Financial Corp.	518,009
55,887	Community Trust Bancorp, Inc.	3,628,743
21,355	Dime Community Bancshares, Inc.	766,431
209,971	Eastern Bankshares, Inc.	4,247,713
29,913	FB Financial Corp.	1,617,396
8,474	First Community Bankshares, Inc.	361,162
110,179	First Financial Bancorp	3,336,220
99,457	First Financial Bankshares, Inc.	3,209,477
2,081	First Financial Corp.	136,659
68,467	First Merchants Corp.	2,768,805
16,971	First National Corp.	453,465
100,128	German American Bancorp, Inc.	4,312,513
137,684	Glacier Bancorp, Inc.	6,753,400
105,833	Hancock Whitney Corp.	7,144,786
111,604	Hanmi Financial Corp.	3,338,076

Shares	Description	Value

Common Stocks – (continued)

Banks – (continued)
7,432	Hingham Institution For Savings (The)(a)	$2,112,174
16,365	Home Bancorp, Inc.	1,017,739
46,882	Home BancShares, Inc.	1,259,719
285,061	Hope Bancorp, Inc.	3,549,009
96,409	Independent Bank Corp.	3,201,743
79,356	International Bancshares Corp.	5,692,999
223,014	Kearny Financial Corp.	1,793,033
26,363	NB Bancorp, Inc.	517,506
7,724	Nicolet Bankshares, Inc.	1,131,411
32,209	Northrim BanCorp, Inc.	790,087
9,483	OFG Bancorp (Puerto Rico)	435,839
86,735	Old National Bancorp	2,079,038
88,033	Origin Bancorp, Inc.	4,121,705
21,120	PCB Bancorp	509,626
15,409	Peapack-Gladstone Financial Corp.	643,326
3,578	Preferred Bank	338,944
12,662	QCR Holdings, Inc.	1,144,898
6,516	RBB Bancorp	157,166
146,266	Renasant Corp.	5,834,551
15,730	Republic Bancorp, Inc., Class A	1,191,233
90,949	S&T Bancorp, Inc.	4,013,579
41,492	ServisFirst Bancshares, Inc.	3,303,593
3,925	Sierra Bancorp	141,614
9,849	Southern First Bancshares, Inc.*	554,499
78,951	Southside Bancshares, Inc.	2,607,752
24,748	Stock Yards Bancorp, Inc.	1,790,023
58,043	Texas Capital Bancshares, Inc.*	5,844,930
8,608	Timberland Bancorp, Inc.	343,287
1,640	Tompkins Financial Corp.	138,203
37,170	TriCo Bancshares	1,868,536
29,053	TrustCo Bank Corp.	1,382,923
102,065	Trustmark Corp.	4,528,624
71,994	UMB Financial Corp.	9,083,483
163,044	United Bankshares, Inc.	7,142,958
172,452	United Community Banks, Inc.	5,747,825
88,301	Valley National Bancorp	1,198,245
72,441	Washington Trust Bancorp, Inc.	2,276,821
144,340	WesBanco, Inc.	4,962,409
11,342	Westamerica BanCorp	621,768
21,227	Western New England Bancorp, Inc.	296,117
29,269	WSFS Financial Corp.	2,106,490

		168,810,987

Biotechnology – 4.8%
455,582	Annexon, Inc.*	2,674,266
14,492	ArriVent Biopharma, Inc.*	450,556
10,950	Atrium Therapeutics, Inc.*	139,831
29,230	Aurinia Pharmaceuticals, Inc. (Canada)*	449,704
85,069	Cargo Therapeutics, Inc.*(b)	—
5,324	Celcuity, Inc.*	646,067
158,231	Celldex Therapeutics, Inc.*	5,202,635
16,309	Cullinan Therapeutics, Inc.*	212,832
336,590	Denali Therapeutics, Inc.*	6,300,965
77,808	Design Therapeutics, Inc.*	1,058,189
9,404	Dianthus Therapeutics, Inc.*	825,671

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Biotechnology – (continued)
328,085	Eledon Pharmaceuticals, Inc.*	$1,194,229
18,269	Emergent BioSolutions, Inc.*	150,354
51,374	Enanta Pharmaceuticals, Inc.*	713,585
32,800	Entrada Therapeutics, Inc.*	442,800
169,357	Erasca, Inc.*	1,803,652
7,036	Evommune, Inc.*(a)	167,457
116,235	Fate Therapeutics, Inc.*	145,294
3,056	First Tracks Biotherapeutics, Inc.*	71,113
144,017	Ideaya Biosciences, Inc.*	4,190,895
65,462	Intellia Therapeutics, Inc.*	882,428
268,377	Iovance Biotherapeutics, Inc.*	901,747
43,455	Kodiak Sciences, Inc.*	1,889,423
182,234	Larimar Therapeutics, Inc.*	739,870
150,279	Lexeo Therapeutics, Inc.*	855,839
301,398	Myriad Genetics, Inc.*	1,431,640
120,528	Nurix Therapeutics, Inc.*	2,012,818
13,587	Olema Pharmaceuticals, Inc.*	195,789
80,049	ORIC Pharmaceuticals, Inc.*	790,884
3,850	Oruka Therapeutics, Inc.*	263,378
15,253	Praxis Precision Medicines, Inc.*	4,863,114
123,702	Prime Medicine, Inc.*	438,524
26,455	Prothena Corp. PLC (Ireland)*	292,592
125,300	Puma Biotechnology, Inc.*	941,003
203,652	Relay Therapeutics, Inc.*	2,639,330
45,629	Replimune Group, Inc.*	117,267
218,419	Rocket Pharmaceuticals, Inc.*	760,098
291,036	Sana Biotechnology, Inc.*	957,508
33,294	Tango Therapeutics, Inc.*	719,816
24,034	Tyra Biosciences, Inc.*	835,181
36,117	Vanda Pharmaceuticals, Inc.*	256,431
72,916	Vaxcyte, Inc.*	4,173,712
16,060	Vera Therapeutics, Inc.*	571,897
11,714	Vir Biotechnology, Inc.*	119,659

		54,490,043

Broadline Retail – 0.0%
36,971	Kohl’s Corp.	523,879

Capital Markets – 0.3%
3,202	Donnelley Financial Solutions, Inc.*	161,061
61,718	GCM Grosvenor, Inc., Class A	673,960
381,420	Webull Corp. (Cayman Islands)*	2,605,099

		3,440,120

Chemicals – 1.9%
95,054	Avient Corp.	3,524,602
24,066	Core Molding Technologies, Inc.*	648,578
21,743	Ecovyst, Inc.*	308,316
34,023	Flotek Industries, Inc.*	574,989
6,772	HB Fuller Co.	409,841
87,803	Innospec, Inc.	6,695,857
8,802	Intrepid Potash, Inc.*	348,295
5,753	LSB Industries, Inc.*	85,720
96,888	Minerals Technologies, Inc.	6,970,123
36,460	Stepan Co.	1,824,094

		21,390,415

Shares	Description	Value

Common Stocks – (continued)

Commercial Services & Supplies – 2.2%
95,982	ABM Industries, Inc.	$3,916,066
488,969	BrightView Holdings, Inc.*	5,818,731
184,237	Deluxe Corp.	5,738,982
103,836	Ennis, Inc.	2,168,096
17,391	Enviri Corp.*	342,429
7,096	Healthcare Services Group, Inc.*	151,925
223,846	Montrose Environmental Group, Inc.*	4,711,958
18,078	OPENLANE, Inc.*	568,372
19,445	Perma-Fix Environmental Services, Inc.*	246,174
34,836	Pitney Bowes, Inc.	538,565
126,099	Vestis Corp.*	1,225,682

		25,426,980

Communications Equipment – 0.3%
16,595	Applied Optoelectronics, Inc.*	2,727,554
23,586	Vistance Networks, Inc.*	301,783

		3,029,337

Construction & Engineering – 0.9%
45,715	Construction Partners, Inc., Class A*	5,653,117
3,367	Fluor Corp.*	179,629
70,436	Matrix Service Co.*	952,295
39,053	Tutor Perini Corp.	3,628,805

		10,413,846

Construction Materials – 0.1%
8,999	United States Lime & Minerals, Inc.	968,922

Consumer Finance – 1.6%
98,100	Encore Capital Group, Inc.*	8,119,737
1,857	FirstCash Holdings, Inc.	405,235
65,053	Navient Corp.	601,090
281,766	Oportun Financial Corp.*	1,715,955
67,046	PRA Group, Inc.*	1,460,932
108,783	PROG Holdings, Inc.	3,897,695
41,390	Regional Management Corp.	1,545,916

		17,746,560

Consumer Staples Distribution & Retail – 0.5%
25,229	Ingles Markets, Inc., Class A	2,307,696
51,736	United Natural Foods, Inc.*	2,587,835
8,328	Weis Markets, Inc.	584,459

		5,479,990

Containers & Packaging – 0.4%
525,944	O-I Glass, Inc.*	4,791,350

Distributors – 0.1%
16,677	GigaCloud Technology, Inc., Class A*	741,960

Diversified Consumer Services – 2.3%
2,864	Covista, Inc.*	329,990
69,819	Frontdoor, Inc.*	4,791,678
4,213	Graham Holdings Co., Class B	4,729,135
232,821	Laureate Education, Inc.*	7,006,748
36,839	Lincoln Educational Services Corp.*	1,515,556

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Diversified Consumer Services – (continued)
177,903	Perdoceo Education Corp.	$6,038,028
20,834	Strategic Education, Inc.	1,633,386

		26,044,521

Diversified REITs – 0.4%
112,584	Essential Properties Realty Trust, Inc. REIT	3,538,515
75,389	Gladstone Commercial Corp. REIT	950,655

		4,489,170

Diversified Telecommunication Services – 0.5%
5,950	Bandwidth, Inc., Class A*	219,019
358,852	Liberty Latin America Ltd., Class A (Puerto Rico)*	2,913,878
279,008	Liberty Latin America Ltd., Class C (Puerto Rico)*	2,318,557

		5,451,454

Electric Utilities – 0.8%
18,701	Oklo, Inc.*(a)	1,355,822
82,869	Otter Tail Corp.	7,395,230

		8,751,052

Electrical Equipment – 1.5%
3,252	Allient, Inc.	247,737
24,273	American Superconductor Corp.*	1,299,577
9,099	EnerSys	1,940,453
509,556	Plug Power, Inc.*(a)	1,594,910
5,001	Preformed Line Products Co.	1,661,582
83,240	Shoals Technologies Group, Inc., Class A*	660,926
392,020	Sunrun, Inc.*	4,990,415
16,446	Vicor Corp.*	4,428,414

		16,824,014

Electronic Equipment, Instruments & Components – 5.1%
3,951	Bel Fuse, Inc., Class B	1,089,844
103,851	Benchmark Electronics, Inc.	8,520,975
366	Fabrinet (Thailand)*	250,150
264,584	Knowles Corp.*	8,252,375
102,419	nLight, Inc.*	7,153,967
33,821	PC Connection, Inc.	2,155,750
15,228	Sanmina Corp.*	3,316,963
115,904	TTM Technologies, Inc.*	18,338,331
300,174	Vishay Intertechnology, Inc.	8,696,041

		57,774,396

Energy Equipment & Services – 3.8%
330,012	Borr Drilling Ltd. (Mexico)*	1,989,972
20,341	Bristow Group, Inc.	999,353
163,315	Core Laboratories, Inc.	2,392,565
69,846	Expro Group Holdings NV*	1,271,896
98,797	Forum Energy Technologies, Inc.*	6,211,367
258,519	Helix Energy Solutions Group, Inc.*	2,675,672
80,960	Liberty Energy, Inc.	2,735,638
41,890	Nabors Industries Ltd.*	4,298,333

Shares	Description	Value

Common Stocks – (continued)

Energy Equipment & Services – (continued)
116,364	National Energy Services Reunited Corp.*	$2,902,118
149,807	Oil States International, Inc.*	1,719,784
765,872	Patterson-UTI Energy, Inc.	9,358,956
47,854	Ranger Energy Services, Inc., Class A	835,531
18,151	SEACOR Marine Holdings, Inc.*	137,948
116,431	TETRA Technologies, Inc.*	1,108,423
660,452	Transocean Ltd.*	4,504,283

		43,141,839

Entertainment – 0.4%
230,240	AMC Entertainment Holdings, Inc., Class A*(a)	349,965
16,428	IMAX Corp.*	624,592
153,198	Marcus Corp. (The)	2,699,349
4,418	Sphere Entertainment Co.*	629,344
6,409	Starz Entertainment Corp.*	117,541

		4,420,791

Financial Services – 2.0%
206,027	Acacia Research Corp.*	1,046,617
84,072	Alerus Financial Corp.	2,264,900
130,851	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	6,991,369
95,691	Essent Group Ltd.	5,791,219
15,000	NewtekOne, Inc.	194,550
128,126	NMI Holdings, Inc.*	4,959,757
66,197	Radian Group, Inc.	2,371,839
7,855	Velocity Financial, Inc.*	151,523

		23,771,774

Gas Utilities – 1.4%
148,170	Brookfield Infrastructure Corp., Class A (Canada)	5,482,290
97,493	ONE Gas, Inc.	8,698,326
12,384	Southwest Gas Holdings, Inc.	1,164,715

		15,345,331

Ground Transportation – 0.9%
4,507	Covenant Logistics Group, Inc.	157,114
74,076	Heartland Express, Inc.	991,137
229,284	Marten Transport Ltd.	3,457,603
120,366	RXO, Inc.*	2,403,709
84,128	Werner Enterprises, Inc.	3,101,799

		10,111,362

Health Care Equipment & Supplies – 1.7%
15,593	Alphatec Holdings, Inc.*	152,188
91,882	AtriCure, Inc.*	2,582,803
61,112	CONMED Corp.	2,240,366
116,857	Embecta Corp.	1,069,241
233,447	Enovis Corp.*	5,471,998
6,334	Haemonetics Corp.*	380,610
159,231	Inogen, Inc.*	1,132,132
33,100	Integra LifeSciences Holdings Corp.*	348,874
104,550	Orthofix Medical, Inc.*	1,229,508
61,333	OrthoPediatrics Corp.*	923,675
167,876	QuidelOrtho Corp.*	2,064,875

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Health Care Equipment & Supplies – (continued)
9,874	Strive, Inc., Class A*	$151,664
9,487	TransMedics Group, Inc.*	956,195
10,432	Varex Imaging Corp.*	121,533

		18,825,662

Health Care Providers & Services – 1.4%
30,888	Accendra Health, Inc.*	114,594
193,875	AdaptHealth Corp.*	2,541,701
35,788	Aveanna Healthcare Holdings, Inc.*	234,054
190,272	Brookdale Senior Living, Inc.*	2,732,306
89,979	Castle Biosciences, Inc.*	2,203,586
210,998	Community Health Systems, Inc.*	599,234
14,974	Guardant Health, Inc.*	1,303,936
6,622	HealthEquity, Inc.*	543,203
98,886	LifeStance Health Group, Inc.*	748,567
74,294	NeoGenomics, Inc.*	687,963
2,015,781	OPKO Health, Inc.*	2,267,754
25,564	Pennant Group, Inc. (The)*	800,664
72,429	Viemed Healthcare, Inc.*	721,393

		15,498,955

Health Care REITs – 0.9%
50,347	Chiron Real Estate, Inc. REIT	1,765,669
405,077	Sabra Health Care REIT, Inc. REIT	8,368,891

		10,134,560

Hotel & Resort REITs – 2.4%
570,813	Apple Hospitality REIT, Inc. REIT	7,688,851
457,419	Chatham Lodging Trust REIT	3,970,397
708,795	RLJ Lodging Trust REIT	5,840,471
396,643	Summit Hotel Properties, Inc. REIT	1,971,316
393,797	Xenia Hotels & Resorts, Inc. REIT	6,407,077

		25,878,112

Hotels, Restaurants & Leisure – 0.6%
323,575	Brightstar Lottery PLC	4,248,540
36,657	El Pollo Loco Holdings, Inc.*	495,603
242,143	Portillo’s, Inc., Class A*	1,513,394
14,836	Rush Street Interactive, Inc.*	416,891

		6,674,428

Household Durables – 2.2%
74,553	Century Communities, Inc.	4,176,459
123,596	Cricut, Inc., Class A	532,699
50,121	Green Brick Partners, Inc.*	3,380,160
2,880	Hovnanian Enterprises, Inc., Class A*	323,827
84,999	LGI Homes, Inc.*	4,162,401
28,895	M/I Homes, Inc.*	3,799,403
123,434	Meritage Homes Corp.	8,312,046

		24,686,995

Household Products – 0.1%
54,573	Energizer Holdings, Inc.	1,068,539

Shares	Description	Value

Common Stocks – (continued)

Independent Power and Renewable Electricity Producers – 0.8%
82,978	Ormat Technologies, Inc.	$9,534,172

Industrial REITs – 0.1%
47,943	One Liberty Properties, Inc. REIT	1,088,786

Insurance – 2.5%
114,287	AMERISAFE, Inc.	3,462,896
93,285	CNO Financial Group, Inc.	4,146,518
8,441	Exzeo Group, Inc.*	136,744
13,305	F&G Annuities & Life, Inc.	381,055
9,778	HCI Group, Inc.	1,501,608
44,053	Horace Mann Educators Corp.	2,001,768
7,885	Investors Title Co.	1,867,010
36,100	Lemonade, Inc.*	2,044,704
46,535	Octave Specialty Group, Inc.*	206,150
64,572	Safety Insurance Group, Inc.	4,853,232
62,192	Stewart Information Services Corp.	4,352,818
27,185	Tiptree, Inc.	468,669
8,978	United Fire Group, Inc.	361,993
76,709	Universal Insurance Holdings, Inc.	3,039,978

		28,825,143

Interactive Media & Services – 0.0%
9,378	QuinStreet, Inc.*	119,663

IT Services – 0.4%
28,788	Applied Digital Corp.*	985,989
88,146	BigBear.ai Holdings, Inc.*(a)	350,821
17,585	Crexendo, Inc.*	115,006
25,623	Everforth, Inc.*	540,646
102,590	Fastly, Inc., Class A*	2,590,911

		4,583,373

Leisure Products – 0.9%
16,978	JAKKS Pacific, Inc.	369,441
48,826	Johnson Outdoors, Inc., Class A	2,569,712
8,113	Malibu Boats, Inc., Class A*	207,693
129,840	MasterCraft Boat Holdings, Inc.*	3,031,764
265,359	Peloton Interactive, Inc., Class A*	1,446,207
175,680	Smith & Wesson Brands, Inc.	2,730,067

		10,354,884

Life Sciences Tools & Services – 0.3%
109,086	Adaptive Biotechnologies Corp.*	1,538,113
476,961	Cytek Biosciences, Inc.*	2,174,942
112,274	Maravai LifeSciences Holdings, Inc., Class A*	413,168
2,023	OmniAb, Inc. 12.5 Earnout*(b)	—
2,023	OmniAb, Inc. 15.00 Earnout*(b)	—

		4,126,223

Machinery – 1.4%
109,872	Aebi Schmidt Holding AG (Switzerland)	1,276,713
7,786	Columbus McKinnon Corp.	120,294
5,426	Gencor Industries, Inc.*	80,739
5,426	Helios Technologies, Inc.	371,138
31,171	Hillman Solutions Corp.*	254,355

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Machinery – (continued)
7,496	Kadant, Inc.	$2,197,303
91,962	Kennametal, Inc.	3,559,849
23,932	Luxfer Holdings PLC (United Kingdom)	360,177
113,961	Manitowoc Co., Inc. (The)*	1,548,730
156,016	Microvast Holdings, Inc.*	301,111
55,861	Miller Industries, Inc.	2,680,769
33,289	Proto Labs, Inc.*	2,157,460
3,092	Standex International Corp.	844,116
11,917	Trinity Industries, Inc.	388,613

		16,141,367

Marine Transportation – 1.4%
22,939	Costamare Bulkers Holdings Ltd. (Monaco)*	396,386
351,081	Costamare, Inc. (Monaco)	5,834,966
52,938	Himalaya Shipping Ltd. (Bermuda)*(a)	722,074
13,053	Matson, Inc.	2,276,835
172,450	Pangaea Logistics Solutions Ltd.	1,320,967
746,094	Safe Bulkers, Inc. (Monaco)	5,028,674

		15,579,902

Media – 1.3%
23,402	AMC Global Media, Inc.*	198,683
36,569	Cable One, Inc.*	3,345,698
67,478	EchoStar Corp., Class A*(a)	8,309,241
32,427	Entravision Communications Corp., Class A	122,250
249,584	EW Scripps Co. (The), Class A*	1,195,507
249,802	Gray Media, Inc.	1,408,883

		14,580,262

Metals & Mining – 3.2%
393,770	Coeur Mining, Inc.*	7,076,047
171,762	Constellium SE*	5,372,715
96,421	Ferroglobe PLC	447,393
520,730	Hecla Mining Co.	9,383,555
40,672	Ivanhoe Electric, Inc.*	521,822
17,367	Materion Corp.	3,192,228
172,928	SSR Mining, Inc. (Canada)*	4,982,056
54,387	Warrior Met Coal, Inc.	4,886,672

		35,862,488

Mortgage Real Estate Investment Trusts (REITs) – 1.3%
41,182	BrightSpire Capital, Inc. REIT	238,855
318,181	Ladder Capital Corp. REIT	3,270,901
913,262	Orchid Island Capital, Inc. REIT	6,420,232
73,138	Ready Capital Corp. REIT	138,231
227,166	TPG Mortgage Investment Trust, Inc. REIT	1,792,340
373,333	TPG RE Finance Trust, Inc. REIT	3,158,397

		15,018,956

Office REITs – 0.7%
1,055,350	Brandywine Realty Trust REIT	3,197,710
248,933	Douglas Emmett, Inc. REIT	2,690,966
133,318	Peakstone Realty Trust REIT	2,797,012

		8,685,688

Shares	Description	Value

Common Stocks – (continued)

Oil, Gas & Consumable Fuels – 5.7%
13,908	California Resources Corp.	$949,360
258,632	Clean Energy Fuels Corp.*	594,854
62,626	Comstock Resources, Inc.*	1,090,945
6,137	Core Natural Resources, Inc.	550,734
139,267	DHT Holdings, Inc.	2,573,654
319,110	Encore Energy Corp. (Canada)*	625,456
94,750	Energy Fuels, Inc.*(a)	2,050,390
77,618	Golar LNG Ltd. (Cameroon)	4,268,214
190,878	Granite Ridge Resources, Inc.	1,150,994
337,642	Green Plains, Inc.*	5,868,218
244,976	Kosmos Energy Ltd. (Ghana)*	754,526
276,088	Magnolia Oil & Gas Corp., Class A	8,348,901
554,979	Nordic American Tankers Ltd.	3,096,783
275,000	Northern Oil & Gas, Inc.	7,469,000
44,650	PBF Energy, Inc., Class A	1,936,024
78,455	Peabody Energy Corp.	2,091,610
6,737	REX American Resources Corp.*	326,745
180,703	SandRidge Energy, Inc.	2,809,932
59,007	Scorpio Tankers, Inc. (Monaco)	4,799,039
265,035	SM Energy Co.	8,224,036
46,443	Teekay Tankers Ltd., Class A (Canada)	3,648,098
110,953	VAALCO Energy, Inc.	728,961
37,025	Vitesse Energy, Inc.(a)	694,589

		64,651,063

Passenger Airlines – 0.3%
26,873	Allegiant Travel Co.*	2,032,674
12,424	SkyWest, Inc.*	1,020,259

		3,052,933

Personal Care Products – 0.2%
123,099	Herbalife Ltd.*	2,043,443

Pharmaceuticals – 1.1%
62,403	Aclaris Therapeutics, Inc.*	270,829
53,936	Alumis, Inc.*	1,331,680
144,639	Amneal Pharmaceuticals, Inc.*	1,861,504
37,672	Arvinas, Inc.*	372,953
63,574	Atea Pharmaceuticals, Inc.*	350,293
12,119	Fulcrum Therapeutics, Inc.*	86,408
16,334	Harmony Biosciences Holdings, Inc.*	510,601
9,195	Ligand Pharmaceuticals, Inc.*	2,109,793
7,977	MBX Biosciences, Inc.*	241,065
51,303	Phathom Pharmaceuticals, Inc.*	574,594
20,008	Prestige Consumer Healthcare, Inc.*	1,126,850
25,504	Rapport Therapeutics, Inc.*	844,947
42,139	Septerna, Inc.*	1,001,223
41,463	Supernus Pharmaceuticals, Inc.*	1,990,224
43,835	Third Harmonic Bio, Inc.*(b)	—

		12,672,964

Professional Services – 0.5%
529,145	Conduent, Inc.*	904,838
41,567	ICF International, Inc.	2,978,691
6,558	Public Policy Holding Co., Inc.(a)	91,943
6,163	Verra Mobility Corp.*	91,397

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Professional Services – (continued)
13,650	Willdan Group, Inc.*	$1,037,400

		5,104,269

Real Estate Management & Development – 0.4%
179,472	Cushman & Wakefield Ltd.*	2,519,787
37,275	Forestar Group, Inc.*	1,053,391
20,562	FRP Holdings, Inc.*	432,008
26,188	Newmark Group, Inc., Class A	422,150
6,186	RMR Group, Inc. (The), Class A	110,173

		4,537,509

Residential REITs – 0.5%
161,886	NexPoint Residential Trust, Inc. REIT	4,676,887
59,393	UMH Properties, Inc. REIT	923,561

		5,600,448

Retail REITs – 1.9%
206,255	Acadia Realty Trust REIT	4,459,233
220,082	Kite Realty Group Trust REIT	5,757,345
122,142	Macerich Co. (The) REIT	2,654,146
208,945	Phillips Edison & Co., Inc. REIT	8,392,276
63,620	Urban Edge Properties REIT	1,394,550

		22,657,550

Semiconductors & Semiconductor Equipment – 2.4%
58,747	ACM Research, Inc., Class A*	3,036,632
35,641	Alpha & Omega Semiconductor Ltd.*	1,547,889
141,386	Cohu, Inc.*	6,694,627
86,269	Diodes, Inc.*	9,243,723
58,166	MaxLinear, Inc.*	4,115,244
64,753	Navitas Semiconductor Corp.*	1,068,425
657	SiTime Corp.*	369,333
21,390	Ultra Clean Holdings, Inc.*	1,671,629

		27,747,502

Software – 2.8%
200,939	8x8, Inc.*	385,803
14,153	Adeia, Inc.	450,773
3,786	Agilysys, Inc.*	242,531
160,840	Arteris, Inc.*	4,657,927
135,539	Cerence, Inc.*	1,233,405
108,367	Cipher Digital Inc*	1,922,431
132,094	Cleanspark, Inc.*	1,655,138
91,342	Consensus Cloud Solutions, Inc.*	2,363,931
137,070	Digital Turbine, Inc.*	483,857
11,013	eGain Corp.*	83,258
60,826	Hut 8 Corp.*	4,609,394
4,420	InterDigital, Inc.	1,310,795
215,720	MARA Holdings, Inc.*(a)	2,586,483
42,490	N-able, Inc.*	220,098
18,355	NCR Voyix Corp.*	126,466
79,849	Ooma, Inc.*	1,303,136
83,157	Porch Group, Inc.*	800,802
57,069	Rezolve AI PLC*(a)	146,667
210,801	Riot Platforms, Inc.*	3,634,209
46,944	Silvaco Group, Inc.*	479,298
146,848	Telos Corp.*	627,041
39,021	Terawulf, Inc.*	847,927
24,099	Xperi, Inc.*	161,222

Shares	Description	Value

Common Stocks – (continued)

Software – (continued)
101,348	Zeta Global Holdings Corp., Class A*	$1,866,830

		32,199,422

Specialized REITs – 0.8%
175,422	Four Corners Property Trust, Inc. REIT	4,485,541
146,934	Smartstop Self Storage REIT, Inc. REIT	4,625,482

		9,111,023

Specialty Retail – 2.4%
46,721	Academy Sports & Outdoors, Inc.	2,562,180
96,022	Advance Auto Parts, Inc.	5,714,269
38,753	Camping World Holdings, Inc., Class A	317,387
29,941	Citi Trends, Inc.*	1,458,426
76,661	EVgo, Inc.*	160,988
12,266	Group 1 Automotive, Inc.	4,377,367
51,849	Haverty Furniture Cos., Inc.	1,147,937
38,021	OneWater Marine, Inc., Class A*	357,017
183,709	Petco Health & Wellness Co., Inc.*	521,734
42,771	RealReal, Inc. (The)*	508,547
32,836	Sally Beauty Holdings, Inc.*	465,614
127,380	Shoe Carnival, Inc.	2,359,078
177,818	Upbound Group, Inc.	3,513,684
3,935	Winmark Corp.	1,497,228
107,040	Zumiez, Inc.*	2,629,973

		27,591,429

Technology Hardware, Storage & Peripherals – 0.2%
107,451	Corsair Gaming, Inc.*	729,592
84,017	Eastman Kodak Co.*	1,119,947

		1,849,539

Textiles, Apparel & Luxury Goods – 1.3%
101,457	G-III Apparel Group Ltd.	3,164,444
174,241	Movado Group, Inc.	4,746,325
8,131	Oxford Industries, Inc.	348,332
188,351	Steven Madden Ltd.	7,074,463

		15,333,564

Trading Companies & Distributors – 0.9%
41,786	Boise Cascade Co.	3,312,376
220,155	Custom Truck One Source, Inc.*	2,168,527
37,962	DNOW, Inc.*	512,107
185,089	NPK International, Inc.*	3,026,205
13,037	Titan Machinery, Inc.*	272,604

		9,291,819

Wireless Telecommunication Services – 0.4%
113,624	Telephone and Data Systems, Inc.	5,119,897

TOTAL COMMON STOCKS (Cost $903,053,712)		1,078,959,352

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Shares	Dividend Rate	Value

Investment Company – 1.5%*(c)
Goldman Sachs Central Government Fund - Institutional Shares
17,210,631	3.691%	$17,210,631
(Cost $17,210,631)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $920,264,343)		1,096,169,983

Securities Lending Reinvestment Vehicle – 1.4%(c)
Goldman Sachs Financial Square Government Fund - Institutional Shares
16,294,300	3.537%	16,294,300
(Cost $16,294,300)

TOTAL INVESTMENTS – 98.0%
(Cost $936,558,643)		$1,112,464,283

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.0%		23,247,701

NET ASSETS – 100.0%		$1,135,711,984

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
RB	—Revenue Bond
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At April 30, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Russell 2000 E-Mini Index	252	06/18/26	$35,378,280	$254,763

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 98.9%

Aerospace & Defense – 1.5%
38,160	Howmet Aerospace, Inc.	$9,274,406
17,608	RTX Corp.	3,100,241
49,679	Textron, Inc.	4,767,197

		17,141,844

Automobile Components – 1.1%
171,055	BorgWarner, Inc.	9,745,003
118,140	Gentex Corp.	2,730,216

		12,475,219

Automobiles – 1.9%
55,957	Tesla, Inc.*	21,354,870

Banks – 3.5%
242,826	Bank of America Corp.	12,981,478
85,140	JPMorgan Chase & Co.	26,668,402

		39,649,880

Beverages – 0.7%
103,293	Coca-Cola Co. (The)	8,135,357

Biotechnology – 1.2%
15,743	Gilead Sciences, Inc.	2,059,814
25,555	Vertex Pharmaceuticals, Inc.*	10,921,696

		12,981,510

Broadline Retail – 5.2%
193,311	Amazon.com, Inc.*	51,239,014
79,587	Ollie’s Bargain Outlet Holdings, Inc.*	6,885,071

		58,124,085

Building Products – 0.3%
47,650	Carrier Global Corp.	3,200,651

Capital Markets – 2.7%
15,878	Ameriprise Financial, Inc.	7,538,716
48,272	Bank of New York Mellon Corp. (The)	6,486,309
2,066	Blackrock, Inc.	2,201,529
2,998	Brookfield Asset Management Ltd., Class A (Canada)	143,934
24,802	CME Group, Inc.	7,138,512
995	Coinbase Global, Inc., Class A*	186,831
247,998	Invesco Ltd.	6,500,027
2,480	MarketAxess Holdings, Inc.	389,831

		30,585,689

Chemicals – 1.2%
26,284	Linde PLC	13,171,964

Commercial Services & Supplies – 1.4%
21,049	Cintas Corp.	3,677,471
36,172	Clean Harbors, Inc.*	11,310,261
7,626	Waste Connections, Inc.	1,256,154

		16,243,886

Communications Equipment – 0.9%
40,203	Cisco Systems, Inc.	3,678,575
13,769	Motorola Solutions, Inc.	6,045,004

		9,723,579

Construction & Engineering – 0.3%
342	Comfort Systems USA, Inc.	629,366

Shares	Description	Value

Common Stocks – (continued)

Construction & Engineering – (continued)
844	EMCOR Group, Inc.	$752,569
13,105	Everus Construction Group, Inc.*	1,932,070
1,327	MasTec, Inc.*	522,904

		3,836,909

Construction Materials – 1.4%
71,021	Amrize Ltd.*	3,819,509
41,231	Vulcan Materials Co.	12,441,042

		16,260,551

Consumer Finance – 1.8%
141,860	OneMain Holdings, Inc.	8,337,112
202,414	SoFi Technologies, Inc.*	3,258,865
116,648	Synchrony Financial	8,888,578

		20,484,555

Consumer Staples Distribution & Retail – 0.9%
7,926	BJ’s Wholesale Club Holdings, Inc.*	744,172
223	Casey’s General Stores, Inc.	183,339
119,944	Sysco Corp.	8,961,016

		9,888,527

Electrical Equipment – 1.2%
36,692	AMETEK, Inc.	8,640,966
36,380	Emerson Electric Co.	5,109,207

		13,750,173

Electronic Equipment, Instruments & Components – 1.0%
66,909	Corning, Inc.	10,989,134

Energy Equipment & Services – 0.5%
2,841	Baker Hughes Co.	197,932
42,944	NOV, Inc.	878,634
55,601	TechnipFMC PLC (United Kingdom)	4,201,768

		5,278,334

Entertainment – 0.1%
8,763	Roku, Inc.*	1,021,415
873	Spotify Technology SA*	389,838

		1,411,253

Financial Services – 3.9%
51,922	Berkshire Hathaway, Inc., Class B*	24,590,259
37,398	Mastercard, Inc., Class A	18,808,202

		43,398,461

Food Products – 0.9%
151,407	Tyson Foods, Inc., Class A	9,700,646

Ground Transportation – 0.8%
41,153	XPO, Inc.*	9,059,010

Health Care Equipment & Supplies – 1.2%
116,397	Boston Scientific Corp.*	6,705,631
12,461	Globus Medical, Inc., Class A*	1,123,733
14,891	Medline, Inc., Class A*	662,203
62,026	Medtronic PLC	5,022,245

		13,513,812

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Health Care Providers & Services – 2.5%
168,753	CVS Health Corp.	$14,055,437
50,185	Encompass Health Corp.	5,018,500
16,376	HCA Healthcare, Inc.	7,114,553
10,075	Tenet Healthcare Corp.*	1,784,484
2,639	Universal Health Services, Inc., Class B	444,065

		28,417,039

Health Care REITs – 0.8%
43,303	Welltower, Inc. REIT	9,411,474

Hotels, Restaurants & Leisure – 1.6%
155,180	Aramark	7,090,174
37,923	Planet Fitness, Inc., Class A*	2,528,326
26,017	Royal Caribbean Cruises Ltd.	6,862,244
5,757	Starbucks Corp.	606,385
5,904	Viking Holdings Ltd.*	483,597

		17,570,726

Household Durables – 0.8%
57,813	D.R. Horton, Inc.	8,895,108

Household Products – 0.5%
55,514	Kimberly-Clark Corp.	5,464,243

Independent Power and Renewable Electricity Producers – 0.1%
8,321	Vistra Corp.	1,313,387

Insurance – 1.1%
104,785	Loews Corp.	11,799,839

Interactive Media & Services – 9.2%
157,271	Alphabet, Inc., Class C	60,068,086
49,255	Match Group, Inc.	1,843,122
58,486	Meta Platforms, Inc., Class A	35,788,168
42,332	Reddit, Inc., Class A*	6,232,540

		103,931,916

IT Services – 0.0%
2,854	Cloudflare, Inc., Class A*	584,985

Life Sciences Tools & Services – 1.2%
28,389	Danaher Corp.	5,080,212
6,195	Mettler-Toledo International, Inc.*	7,908,599

		12,988,811

Machinery – 1.8%
46,589	Illinois Tool Works, Inc.	12,020,428
60,260	Mueller Industries, Inc.	8,161,012

		20,181,440

Marine Transportation – 1.1%
83,764	Kirby Corp.*	12,609,833

Media – 0.4%
78,186	Fox Corp., Class A	4,964,029

Oil, Gas & Consumable Fuels – 3.2%
35,446	Antero Resources Corp.*	1,391,610
27,478	ConocoPhillips	3,456,183
116,292	Exxon Mobil Corp.	17,947,344
350,289	Kinder Morgan, Inc.	11,514,000
3,197	Marathon Petroleum Corp.	793,783

Shares	Description	Value

Common Stocks – (continued)

Oil, Gas & Consumable Fuels – (continued)
4,468	Phillips 66	$800,442

		35,903,362

Passenger Airlines – 0.0%
1,432	United Airlines Holdings, Inc.*	128,880

Personal Care Products – 0.1%
12,118	elf Beauty, Inc.*	775,188

Pharmaceuticals – 2.1%
14,715	Eli Lilly & Co.	13,752,639
43,376	Johnson & Johnson	9,969,974

		23,722,613

Residential REITs – 0.5%
17,476	AvalonBay Communities, Inc. REIT	3,198,108
17,876	Camden Property Trust REIT	1,877,338

		5,075,446

Semiconductors & Semiconductor Equipment – 15.0%
4,787	Advanced Micro Devices, Inc.*	1,696,944
116,722	Broadcom, Inc.	48,723,264
61,661	Microchip Technology, Inc.	5,728,923
13,843	Micron Technology, Inc.	7,159,046
426,012	NVIDIA Corp.	85,019,215
8,061	NXP Semiconductors NV (Netherlands)	2,366,629
63,095	Texas Instruments, Inc.	17,734,743

		168,428,764

Software – 9.1%
5,320	AppLovin Corp., Class A*	2,374,582
36,199	Bentley Systems, Inc., Class B	1,180,812
10,161	BILL Holdings, Inc.*	386,118
7,993	Dolby Laboratories, Inc., Class A	512,671
89,318	Fortinet, Inc.*	7,530,401
134,700	Microsoft Corp.	54,927,966
48,098	Oracle Corp.	7,762,536
97,912	Palantir Technologies, Inc., Class A*	13,620,538
28,460	Synopsys, Inc.*	13,734,796

		102,030,420

Specialty Retail – 2.3%
12,244	AutoNation, Inc.*	2,600,381
19,559	Burlington Stores, Inc.*	6,259,075
3,991	Carvana Co.*	1,579,638
3,020	Ross Stores, Inc.	687,926
92,205	TJX Cos., Inc. (The)	14,453,134

		25,580,154

Technology Hardware, Storage & Peripherals – 8.2%
314,526	Apple, Inc.	85,346,630
4,231	Sandisk Corp.*	4,639,334
6,087	Western Digital Corp.	2,644,923

		92,630,887

Textiles, Apparel & Luxury Goods – 0.1%
33,377	Birkenstock Holding PLC (Germany)*(a)	1,293,025

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Trading Companies & Distributors – 0.7%
17,016	Watsco, Inc.	$7,450,285

Wireless Telecommunication Services – 0.9%
53,603	T-Mobile US, Inc.	10,479,387

TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $727,369,111)		1,111,991,140

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.1%(b)
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,212,525	3.537%	$1,212,525
(Cost $1,212,525)

TOTAL INVESTMENTS – 99.0%
(Cost $728,581,636)		$1,113,203,665

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		10,739,581

NET ASSETS – 100.0%		$1,123,943,246

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At April 30, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	30	06/18/26	$10,865,625	$724,462

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Assets and Liabilities April 30, 2026 (Unaudited)

	Large Cap Growth Insights Fund	Large Cap Value Insights Fund	Small Cap Equity Insights Fund

Assets:

Investments in unaffiliated issuers, at value (cost $860,623,128, $575,056,795 and $589,324,871, respectively)(a)	$1,646,648,407	$667,646,429	$715,636,902
Investments in affiliated issuers, at value (cost $399, $386 and $3,790,584, respectively)	399	386	3,790,584
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	1,384,650	906,525	5,848,130
Cash	12,640,537	7,457,178	10,771,829
Receivables:
Fund shares sold	906,570	642,968	753,802
Collateral on certain derivative contracts	444,646	348,058	1,073,234
Dividends	161,997	204,845	171,831
Reimbursement from investment adviser	20,567	14,834	16,034
Securities lending income	397	—	7,149
Investments sold	—	—	14,260,591
Variation margin on futures contracts	62,214	53,025	300,000
Other assets	99,993	82,671	81,112

Total assets	1,662,370,377	677,356,919	752,711,198

Liabilities:
Payables:
Fund shares redeemed	17,322,146	123,258	470,221
Payable upon return of securities loaned	1,384,650	906,525	5,848,130
Management fees	343,271	142,904	234,058
Distribution and Service fees and Transfer Agency fees	98,211	27,833	25,278
Investments purchased	—	—	15,437,343
Accrued expenses	227,180	119,540	117,131

Total liabilities	19,375,458	1,320,060	22,132,161

Net Assets:

Paid-in capital	891,444,468	558,427,370	571,732,257
Total distributable earnings	751,550,451	117,609,489	158,846,780

NET ASSETS	$1,642,994,919	$676,036,859	$730,579,037
Net Assets:
Class A	$250,665,799	$54,458,429	$43,435,570
Class C	16,170,286	7,327,989	4,674,501
Institutional	316,751,033	54,130,402	192,532,399
Service	25,404,168	3,002,120	954,462
Investor	239,009,747	112,927,989	110,232,180
Class R6	669,495,308	385,998,186	159,612,853
Class R	30,474,002	4,950,615	5,840,979
Class P	95,024,576	53,241,129	213,296,093
Total Net Assets	$1,642,994,919	$676,036,859	$730,579,037
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	7,727,598	2,029,447	1,394,986
Class C	784,120	277,091	209,139
Institutional	8,748,749	2,021,462	5,729,026
Service	827,173	111,018	31,726
Investor	7,546,037	4,234,591	3,564,125
Class R6	18,522,985	14,419,194	4,748,917
Class R	1,030,510	186,596	196,717
Class P	2,631,805	1,990,184	6,350,393
Net asset value, offering and redemption price per share:(b)
Class A	$32.44	$26.83	$31.14
Class C	20.62	26.45	22.35
Institutional	36.21	26.78	33.61
Service	30.71	27.04	30.08
Investor	31.67	26.67	30.92
Class R6	36.14	26.77	33.61
Class R	29.57	26.53	29.69
Class P	36.11	26.75	33.59

(a)

Includes loaned securities having a market value of $1,402,388, $918,138 and $5,898,149 for Large Cap Growth Insights Fund, Large Cap Value Insights Fund and Small Cap Equity Insights Fund, respectively.

(b)

Maximum public offering price per share for Class A Shares of the Large Cap Growth Insights Fund, Large Cap Value Insights Fund and Small Cap Equity Insights Fund is $34.33, $28.39 and $32.95, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Assets and Liabilities (continued) April 30, 2026 (Unaudited)

	Small Cap Growth Insights Fund	Small Cap Value Insights Fund	U.S. Equity Insights Fund

Assets:

Investments in unaffiliated issuers, at value (cost $224,315,286, $903,053,712 and $727,369,111, respectively)(a)	$281,638,994	$1,078,959,352	$1,111,991,140
Investments in affiliated issuers, at value (cost $1,167,395, $17,210,631 and $–, respectively)	1,167,395	17,210,631	—
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	3,133,761	16,294,300	1,212,525
Cash	4,203,439	16,504,851	11,399,145
Receivables:
Fund shares sold	1,189,892	21,445,004	29,050
Collateral on certain derivative contracts	382,133	1,796,260	734,331
Reimbursement from investment adviser	12,222	18,752	17,549
Dividends	10,029	326,831	214,936
Securities lending income	9,107	3,156	—
Foreign tax reclaims	—	4,271	761
Variation margin on futures contracts	105,000	610,016	113,625
Other assets	67,996	74,918	77,061

Total assets	291,919,968	1,153,248,342	1,125,790,123

Liabilities:
Payables:
Payable upon return of securities loaned	3,133,761	16,294,300	1,212,525
Accrued printing and mailing costs	262,628	35,654	19,764
Fund shares redeemed	107,788	696,290	140,544
Management fees	92,527	350,972	236,702
Custody, accounting and administrative services	58,893	37,546	98,565
Distribution and Service fees and Transfer Agency fees	15,611	47,238	81,942
Accrued expenses	50,134	74,358	56,835

Total liabilities	3,721,342	17,536,358	1,846,877

Net Assets:

Paid-in capital	227,384,790	898,201,203	699,471,352
Total distributable earnings	60,813,836	237,510,781	424,471,894

NET ASSETS	$288,198,626	$1,135,711,984	$1,123,943,246
Net Assets:
Class A	$44,821,342	$130,023,014	$371,887,305
Class C	2,606,525	2,210,827	12,629,551
Institutional	106,807,664	375,579,933	229,745,341
Service	—	—	1,108,808
Investor	30,883,161	160,182,774	48,248,984
Class R6	58,476,303	402,873,376	46,399,910
Class R	9,081,620	22,458,883	9,437,639
Class P	35,522,011	42,383,177	404,485,708
Total Net Assets	$288,198,626	$1,135,711,984	$1,123,943,246
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	2,185,854	3,274,332	5,604,523
Class C	77,038	159,482	242,439
Institutional	3,049,918	5,446,621	3,256,868
Service	—	—	16,877
Investor	1,332,867	4,063,055	744,808
Class R6	1,665,585	5,844,381	658,811
Class R	531,926	595,615	146,606
Class P	1,012,363	614,952	5,741,930
Net asset value, offering and redemption price per share:(b)
Class A	$20.51	$39.71	$66.35
Class C	33.83	13.86	52.09
Institutional	35.02	68.96	70.54
Service	—	—	65.70
Investor	23.17	39.42	64.78
Class R6	35.11	68.93	70.43
Class R	17.07	37.71	64.37
Class P	35.09	68.92	70.44

(a)

Includes loaned securities having a market value of $3,185,639, $16,510,920 and $1,228,058 for Small Cap Growth Insights Fund, Small Cap Value Insights Fund and U.S. Equity Insights Fund, respectively.

(b)

Maximum public offering price per share for Class A Shares of the Small Cap Growth Insights Fund, Small Cap Value Insights Fund and U.S. Equity Insights Fund is $21.70, $42.02 and $70.21, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Operations For the Six Months Ended April 30, 2026 (Unaudited)

	Large Cap Growth Insights Fund	Large Cap Value Insights Fund	Small Cap Equity Insights Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $432, $351 and $3,021, respectively)	$3,542,650	$5,080,230	$3,362,494

Dividends — affiliated issuers	108,153	65,020	85,778

Securities lending income, net of rebates received or paid to borrowers – affiliated issuer	2,150	148	27,629

Total Investment Income	3,652,953	5,145,398	3,475,901

Expenses:

Management fees	3,982,588	1,607,380	2,361,582

Transfer Agency fees(a)	562,764	183,319	172,776

Distribution and/or Service (12b-1) fees(a)	490,650	106,324	75,069

Custody, accounting and administrative services	87,535	43,513	68,731

Registration fees	70,296	59,458	71,650

Professional fees	68,613	73,272	73,217

Shareholder Administration fees — Service Shares	33,116	3,465	2,671

Printing and mailing costs	30,950	19,963	22,441

Service fees — Class C	22,367	8,694	5,425

Trustee fees	15,725	14,267	14,398

Other	18,194	6,690	9,848

Total expenses	5,382,798	2,126,345	2,877,808

Less — expense reductions	(263,994)	(207,735)	(252,335)

Net expenses	5,118,804	1,918,610	2,625,473

NET INVESTMENT INCOME (LOSS)	(1,465,851)	3,226,788	850,428

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(24,851,449)	26,015,096	33,678,350

Futures contracts	756,388	297,765	898,686

Foreign currency transactions	(2)	(1)	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(24,473,246)	44,049,287	64,373,317

Futures contracts	(65,094)	(1,320)	1,231,075

Net realized and unrealized gain (loss)	(48,633,403)	70,360,827	100,181,428

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(50,099,254)	$73,587,615	$101,031,856

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Large Cap Growth Insights Fund	$315,036	$67,101	$33,116	$75,397	$189,023	$13,420	$61,815	$5,299	$159,446	$97,425	$22,619	$13,717
Large Cap Value Insights Fund	65,211	26,083	3,465	11,565	39,127	5,217	10,092	554	62,093	55,295	3,470	7,471
Small Cap Equity Insights Fund	46,194	16,276	–	12,599	27,717	3,255	31,055	214	60,749	17,659	3,780	28,347

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Operations (continued) For the Six Months Ended April 30, 2026 (Unaudited)

	Small Cap Growth Insights Fund	Small Cap Value Insights Fund	U.S. Equity Insights Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $–, $12,483 and $1,136, respectively)	$499,109	$7,617,176	$5,914,141

Dividends — affiliated issuers	49,567	87,207	18,976

Securities lending income, net of rebates received or paid to borrowers – affiliated issuer	46,653	28,515	293

Total Investment Income	595,329	7,732,898	5,933,410

Expenses:

Management fees	871,214	3,672,448	2,908,638

Transfer Agency fees(a)	82,284	296,629	443,695

Distribution and/or Service (12b-1) fees(a)	80,670	206,808	523,326

Professional fees	72,433	73,677	75,092

Registration fees	50,333	55,928	66,057

Custody, accounting and administrative services	31,209	62,889	70,825

Trustee fees	13,909	14,670	14,754

Service fees — Class C	3,068	2,510	15,390

Printing and mailing costs	—	35,480	24,363

Shareholder Administration fees — Service Shares	—	—	2,316

Other	4,319	14,635	13,132

Total expenses	1,209,439	4,435,674	4,157,588

Less — expense reductions	(170,985)	(242,538)	(242,417)

Net expenses	1,038,454	4,193,136	3,915,171

NET INVESTMENT INCOME (LOSS)	(443,125)	3,539,762	2,018,239

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	5,833,932	63,501,189	41,994,802

Foreign currency transactions	—	—	1

Futures contracts	(110,253)	2,634,612	(443,236)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	28,067,256	100,499,893	997,561

Futures contracts	213,365	108,096	462,059

Foreign currency translations	—	—	3

Net realized and unrealized gain	34,004,300	166,743,790	43,011,190

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$33,561,175	$170,283,552	$45,029,429

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Small Cap Growth Insights Fund	$49,734	$9,203	$–	$21,733	$29,841	$1,841	$16,354	$–	$18,703	$4,289	$6,520	$4,736
Small Cap Value Insights Fund	147,008	7,530	–	52,270	88,205	1,506	61,890	–	73,909	49,592	15,681	5,846
U.S. Equity Insights Fund	452,543	46,169	2,316	22,298	271,527	9,234	56,920	371	36,977	6,302	6,689	55,675

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Changes in Net Assets

	Large Cap Growth Insights Fund		Large Cap Value Insights Fund
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Fiscal Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (Unaudited)	For the Fiscal Year Ended October 31, 2025

From operations:

Net investment income (loss)	$(1,465,851)	$(1,324,612)	$3,226,788	$6,931,045

Net realized gain (loss)	(24,095,063)	119,461,599	26,312,860	34,231,978

Net change in unrealized gain (loss)	(24,538,340)	232,983,481	44,047,967	11,486,144

Net increase (decrease) in net assets resulting from operations	(50,099,254)	351,120,468	73,587,615	52,649,167

Distributions to shareholders:

From distributable earnings:

Class A Shares	(19,946,205)	(27,772,194)	(3,282,494)	(7,059,610)

Class C Shares	(2,382,211)	(4,197,853)	(430,558)	(1,028,947)

Institutional Shares	(22,793,111)	(30,387,092)	(3,232,464)	(5,960,791)

Service Shares	(2,386,143)	(3,608,408)	(164,440)	(341,582)

Investor Shares	(16,728,063)	(23,328,723)	(4,607,261)	(8,104,589)

Class R6 Shares	(46,310,417)	(56,199,055)	(23,579,318)	(31,210,508)

Class R Shares	(2,689,911)	(4,309,845)	(285,717)	(632,407)

Class P Shares	(6,619,413)	(8,568,200)	(3,229,560)	(6,173,357)

Total distributions to shareholders	(119,855,474)	(158,371,370)	(38,811,812)	(60,511,791)

From share transactions:

Proceeds from sales of shares	249,179,525	406,553,134	81,479,260	226,027,376

Reinvestment of distributions	109,802,696	144,211,547	38,423,251	58,840,315

Cost of shares redeemed	(202,250,921)	(409,277,628)	(47,997,916)	(91,806,671)

Net increase in net assets resulting from share transactions	156,731,300	141,487,053	71,904,595	193,061,020

TOTAL INCREASE (DECREASE)	(13,223,428)	334,236,151	106,680,398	185,198,396

Net Assets:

Beginning of period	$1,656,218,347	$1,321,982,195	$569,356,461	$384,158,065

End of period	$1,642,994,919	$1,656,218,347	$676,036,859	$569,356,461

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Changes in Net Assets (continued)

	Small Cap Equity Insights Fund		Small Cap Growth Insights Fund
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Fiscal Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (Unaudited)	For the Fiscal Year Ended October 31, 2025

From operations:

Net investment income (loss)	$850,428	$2,884,212	$(443,125)	$(288,239)

Net realized gain	34,577,036	48,845,795	5,723,679	14,052,772

Net change in unrealized gain	65,604,392	22,552,372	28,280,621	14,164,820

Net increase in net assets resulting from operations	101,031,856	74,282,379	33,561,175	27,929,353

Distributions to shareholders:

From distributable earnings:

Class A Shares	(3,165,534)	(3,838,546)	(2,941,082)	(342,765)

Class C Shares	(516,761)	(723,886)	(120,403)	–

Institutional Shares	(13,910,558)	(14,615,795)	(2,831,373)	(297,652)

Service Shares	(117,879)	(118,634)	–	–

Investor Shares	(7,097,931)	(5,709,456)	(1,599,685)	(195,811)

Class R6 Shares	(9,151,355)	(9,260,127)	(816,201)	(72,234)

Class R Shares	(476,330)	(510,282)	(786,635)	(39,647)

Class P Shares	(17,657,228)	(16,118,833)	(1,442,739)	(216,902)

Total distributions to shareholders	(52,093,576)	(50,895,559)	(10,538,118)	(1,165,011)

From share transactions:

Proceeds from sales of shares	184,789,748	139,102,377	212,001,130	51,504,974

Reinvestment of distributions	51,568,994	50,382,836	9,979,013	1,082,797

Cost of shares redeemed	(76,286,262)	(124,281,047)	(130,073,998)	(33,481,813)

Net increase in net assets resulting from share transactions	160,072,480	65,204,166	91,906,145	19,105,958

TOTAL INCREASE	209,010,760	88,590,986	114,929,202	45,870,300

Net Assets:

Beginning of period	$521,568,277	$432,977,291	$173,269,424	$127,399,124

End of period	$730,579,037	$521,568,277	$288,198,626	$173,269,424

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Changes in Net Assets (continued)

	Small Cap Value Insights Fund		U.S. Equity Insights Fund
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Fiscal Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (Unaudited)	For the Fiscal Year Ended October 31, 2025

From operations:

Net investment income	$3,539,762	$12,146,834	$2,018,239	$6,271,665

Net realized gain	66,135,801	34,314,225	41,551,567	126,624,528

Net change in unrealized gain	100,607,989	14,197,516	1,459,623	72,366,924

Net increase in net assets resulting from operations	170,283,552	60,658,575	45,029,429	205,263,117

Distributions to shareholders:

From distributable earnings:

Class A Shares	(8,690,990)	(24,172,418)	(42,063,225)	(49,566,565)

Class C Shares	(379,506)	(1,183,300)	(1,729,166)	(2,352,799)

Institutional Shares	(13,533,104)	(47,220,586)	(36,218,491)	(42,023,240)

Service Shares	–	–	(308,445)	(413,236)

Investor Shares	(7,356,126)	(20,457,778)	(6,166,622)	(7,537,857)

Class R6 Shares	(14,468,973)	(45,628,858)	(4,467,096)	(4,336,845)

Class R Shares	(1,592,896)	(4,592,653)	(1,026,514)	(1,141,000)

Class P Shares	(1,768,342)	(7,733,635)	(40,363,024)	(46,268,704)

Total distributions to shareholders	(47,789,937)	(150,989,228)	(132,342,583)	(153,640,246)

From share transactions:

Proceeds from sales of shares	244,361,883	187,618,135	94,467,650	122,395,833

Reinvestment of distributions	47,048,757	148,580,117	129,883,409	150,523,383

Cost of shares redeemed	(123,545,147)	(368,841,528)	(208,598,036)	(212,111,313)

Net increase (decrease) in net assets resulting from share transactions	167,865,493	(32,643,276)	15,753,023	60,807,903

TOTAL INCREASE (DECREASE)	290,359,108	(122,973,929)	(71,560,131)	112,430,774

Net Assets:

Beginning of period	$845,352,876	$968,326,805	$1,195,503,377	$1,083,072,603

End of period	$1,135,711,984	$845,352,876	$1,123,943,246	$1,195,503,377

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Growth Insights Fund

	Class A Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of period	$36.32		$32.25	$23.95	$25.20	$48.76		$37.63

Net investment income (loss)(a)	(0.07)		(0.11)	(0.09)	(0.04)	0.03	(b)	(0.09)

Net realized and unrealized gain (loss)	(1.07)		8.11	10.33	2.88	(8.25)		15.02

Total from investment operations	(1.14)		8.00	10.24	2.84	(8.22)		14.93

Distributions to shareholders from net investment income	–		–	–	(0.02)	–		–

Distributions to shareholders from net realized gains	(2.74)		(3.93)	(1.94)	(4.07)	(15.34)		(3.80)

Total distributions	(2.74)		(3.93)	(1.94)	(4.09)	(15.34)		(3.80)

Net asset value, end of period	$32.44		$36.32	$32.25	$23.95	$25.20		$48.76

Total Return(c)	(3.30)%		26.60%	45.00%	13.11%	(24.27)%		42.69%

Net assets, end of period (in 000’s)	$250,666		$265,555	$224,690	$177,858	$211,454		$336,453

Ratio of net expenses to average net assets	0.90	%(d)	0.91%	0.89%	0.96%	0.92%		0.91%

Ratio of total expenses to average net assets	0.94	%(d)	0.94%	0.92%	1.00%	0.96%		0.94%

Ratio of net investment income (loss) to average net assets	(0.44	)%(d)	(0.34)%	(0.30)%	(0.17)%	0.10	%(b)	(0.21)%

Portfolio turnover rate(e)	96%		209%	215%	206%	200%		214%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.10 per share and 0.32% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Growth Insights Fund

	Class C Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of period	$24.18		$22.81	$17.56	$19.65	$41.64		$32.87

Net investment loss(a)	(0.12)		(0.23)	(0.21)	(0.16)	(0.15	)(b)	(0.35)

Net realized and unrealized gain (loss)	(0.70)		5.53	7.40	2.14	(6.50)		12.92

Total from investment operations	(0.82)		5.30	7.19	1.98	(6.65)		12.57

Distributions to shareholders from net realized gains	(2.74)		(3.93)	(1.94)	(4.07)	(15.34)		(3.80)

Net asset value, end of period	$20.62		$24.18	$22.81	$17.56	$19.65		$41.64

Total Return(c)	(3.67)%		25.63%	43.92%	12.28%	(24.84)%		41.59%

Net assets, end of period (in 000’s)	$16,170		$21,121	$24,488	$21,113	$26,260		$47,078

Ratio of net expenses to average net assets	1.65	%(d)	1.66%	1.64%	1.71%	1.67%		1.66%

Ratio of total expenses to average net assets	1.69	%(d)	1.69%	1.67%	1.75%	1.71%		1.69%

Ratio of net investment loss to average net assets	(1.19	)%(d)	(1.09)%	(1.04)%	(0.91)%	(0.64	)%(b)	(0.96)%

Portfolio turnover rate(e)	96%		209%	215%	206%	200%		214%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.10 per share and 0.32% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Growth Insights Fund

	Institutional Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of period	$40.15		$35.17	$25.90	$26.92	$50.98		$39.16

Net investment income (loss)(a)	(0.02)		0.01	0.02	0.05	0.21	(b)	0.07

Net realized and unrealized gain (loss)	(1.18)		8.92	11.21	3.10	(8.85)		15.66

Total from investment operations	(1.20)		8.93	11.23	3.15	(8.64)		15.73

Distributions to shareholders from net investment income	–		(0.02)	(0.02)	(0.10)	(0.08)		(0.11)

Distributions to shareholders from net realized gains	(2.74)		(3.93)	(1.94)	(4.07)	(15.34)		(3.80)

Total distributions	(2.74)		(3.95)	(1.96)	(4.17)	(15.42)		(3.91)

Net asset value, end of period	$36.21		$40.15	$35.17	$25.90	$26.92		$50.98

Total Return(c)	(3.13)%		27.07%	45.56%	13.51%	(24.00)%		43.18%

Net assets, end of period (in 000’s)	$316,751		$322,391	$276,974	$221,330	$295,292		$893,602

Ratio of net expenses to average net assets	0.54	%(d)	0.55%	0.53%	0.59%	0.55%		0.54%

Ratio of total expenses to average net assets	0.58	%(d)	0.58%	0.56%	0.63%	0.59%		0.57%

Ratio of net investment income (loss) to average net assets	(0.08	)%(d)	0.02%	0.06%	0.20%	0.64	%(b)	0.16%

Portfolio turnover rate(e)	96%		209%	215%	206%	200%		214%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.10 per share and 0.32% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Growth Insights Fund

	Service Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of period	$34.56		$30.90	$23.04	$24.42	$47.77		$36.98

Net investment loss(a)	(0.09)		(0.15)	(0.12)	(0.07)	–	(b)(c)	(0.14)

Net realized and unrealized gain (loss)	(1.02)		7.74	9.92	2.77	(8.01)		14.73

Total from investment operations	(1.11)		7.59	9.80	2.70	(8.01)		14.59

Distributions to shareholders from net investment income	–		–	–	(0.01)	–		–

Distributions to shareholders from net realized gains	(2.74)		(3.93)	(1.94)	(4.07)	(15.34)		(3.80)

Total distributions	(2.74)		(3.93)	(1.94)	(4.08)	(15.34)		(3.80)

Net asset value, end of period	$30.71		$34.56	$30.90	$23.04	$24.42		$47.77

Total Return(d)	(3.39)%		26.42%	44.86%	12.91%	(24.36)%		42.50%

Net assets, end of period (in 000’s)	$25,404		$30,177	$28,807	$21,347	$19,093		$34,280

Ratio of net expenses to average net assets	1.04	%(e)	1.05%	1.03%	1.09%	1.05%		1.04%

Ratio of total expenses to average net assets	1.08	%(e)	1.08%	1.06%	1.13%	1.09%		1.07%

Ratio of net investment income (loss) to average net assets	(0.58	)%(e)	(0.48)%	(0.45)%	(0.33)%	0.01	%(b)	(0.34)%

Portfolio turnover rate(f)	96%		209%	215%	206%	200%		214%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.10 per share and 0.32% of average net assets.
(c)	Amount is less than $0.005 per share.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Growth Insights Fund

	Investor Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of period	$35.49		$31.52	$23.39	$24.70	$48.07		$37.12

Net investment income (loss)(a)	(0.03)		(0.03)	(0.02)	0.01	0.11	(b)	0.02

Net realized and unrealized gain (loss)	(1.05)		7.93	10.09	2.82	(8.09)		14.80

Total from investment operations	(1.08)		7.90	10.07	2.83	(7.98)		14.82

Distributions to shareholders from net investment income	–		–	–	(0.07)	(0.05)		(0.07)

Distributions to shareholders from net realized gains	(2.74)		(3.93)	(1.94)	(4.07)	(15.34)		(3.80)

Total distributions	(2.74)		(3.93)	(1.94)	(4.14)	(15.39)		(3.87)

Net asset value, end of period	$31.67		$35.49	$31.52	$23.39	$24.70		$48.07

Total Return(c)	(3.20)%		26.93%	45.38%	13.41%	(24.10)%		43.03%

Net assets, end of period (in 000’s)	$239,010		$209,504	$192,124	$131,787	$137,645		$271,096

Ratio of net expenses to average net assets	0.65	%(d)	0.66%	0.64%	0.71%	0.67%		0.66%

Ratio of total expenses to average net assets	0.69	%(d)	0.69%	0.67%	0.75%	0.71%		0.69%

Ratio of net investment income (loss) to average net assets	(0.20	)%(d)	(0.09)%	(0.06)%	0.06%	0.36	%(b)	0.04%

Portfolio turnover rate(e)	96%		209%	215%	206%	200%		214%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.10 per share and 0.32% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Growth Insights Fund

	Class R6 Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of period	$40.08		$35.12	$25.86	$26.90	$50.95		$39.14

Net investment income (loss)(a)	(0.01)		0.01	0.02	0.04	0.15	(b)	0.08

Net realized and unrealized gain (loss)	(1.19)		8.90	11.21	3.10	(8.76)		15.65

Total from investment operations	(1.20)		8.91	11.23	3.14	(8.61)		15.73

Distributions to shareholders from net investment income	–		(0.02)	(0.03)	(0.11)	(0.10)		(0.12)

Distributions to shareholders from net realized gains	(2.74)		(3.93)	(1.94)	(4.07)	(15.34)		(3.80)

Total distributions	(2.74)		(3.95)	(1.97)	(4.18)	(15.44)		(3.92)

Net asset value, end of period	$36.14		$40.08	$35.12	$25.86	$26.90		$50.95

Total Return(c)	(3.13)%		27.07%	45.56%	13.50%	(23.97)%		43.19%

Net assets, end of period (in 000’s)	$669,495		$678,451	$465,405	$347,130	$225,067		$295,157

Ratio of net expenses to average net assets	0.53	%(d)	0.54%	0.52%	0.58%	0.54%		0.53%

Ratio of total expenses to average net assets	0.57	%(d)	0.57%	0.55%	0.62%	0.58%		0.56%

Ratio of net investment income (loss) to average net assets	(0.08	)%(d)	0.03%	0.07%	0.18%	0.48	%(b)	0.17%

Portfolio turnover rate(e)	96%		209%	215%	206%	200%		214%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.10 per share and 0.32% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Growth Insights Fund

	Class R Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of period	$33.40		$30.01	$22.45	$23.91	$47.14		$36.58

Net investment loss(a)	(0.10)		(0.17)	(0.15)	(0.10)	(0.05	)(b)	(0.19)

Net realized and unrealized gain (loss)	(0.99)		7.49	9.65	2.71	(7.84)		14.55

Total from investment operations	(1.09)		7.32	9.50	2.61	(7.89)		14.36

Distributions to shareholders from net realized gains	(2.74)		(3.93)	(1.94)	(4.07)	(15.34)		(3.80)

Total distributions	(2.74)		(3.93)	(1.94)	(4.07)	(15.34)		(3.80)

Net asset value, end of period	$29.57		$33.40	$30.01	$22.45	$23.91		$47.14

Total Return(c)	(3.45)%		26.28%	44.69%	12.80%	(24.46)%		42.33%

Net assets, end of period (in 000’s)	$30,474		$33,319	$33,157	$25,326	$22,666		$30,111

Ratio of net expenses to average net assets	1.15	%(d)	1.16%	1.14%	1.21%	1.17%		1.16%

Ratio of total expenses to average net assets	1.19	%(d)	1.19%	1.17%	1.25%	1.21%		1.19%

Ratio of net investment loss to average net assets	(0.69	)%(d)	(0.59)%	(0.56)%	(0.44)%	(0.17	)%(b)	(0.46)%

Portfolio turnover rate(e)	96%		209%	215%	206%	200%		214%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.10 per share and 0.32% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Growth Insights Fund

	Class P Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of period	$40.05		$35.09	$25.84	$26.87	$50.93		$39.12

Net investment income (loss)(a)	(0.01)		0.01	0.02	0.05	0.15	(b)	0.07

Net realized and unrealized gain (loss)	(1.19)		8.90	11.20	3.10	(8.78)		15.66

Total from investment operations	(1.20)		8.91	11.22	3.15	(8.63)		15.73

Distributions to shareholders from net investment income	–		(0.02)	(0.03)	(0.11)	(0.09)		(0.12)

Distributions to shareholders from net realized gains	(2.74)		(3.93)	(1.94)	(4.07)	(15.34)		(3.80)

Total distributions	(2.74)		(3.95)	(1.97)	(4.18)	(15.43)		(3.92)

Net asset value, end of period	$36.11		$40.05	$35.09	$25.84	$26.87		$50.93

Total Return(c)	(3.13)%		27.09%	45.55%	13.55%	(24.00)%		43.21%

Net assets, end of period (in 000’s)	$95,025		$95,702	$76,336	$49,264	$53,467		$78,307

Ratio of net expenses to average net assets	0.53	%(d)	0.54%	0.52%	0.58%	0.54%		0.53%

Ratio of total expenses to average net assets	0.57	%(d)	0.57%	0.55%	0.62%	0.58%		0.56%

Ratio of net investment income (loss) to average net assets	(0.07	)%(d)	0.03%	0.06%	0.19%	0.47	%(b)	0.17%

Portfolio turnover rate(e)	96%		209%	215%	206%	200%		214%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.10 per share and 0.32% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Value Insights Fund

	Class A Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of period	$25.49		$26.15	$20.74	$21.53	$27.15		$19.23

Net investment income(a)	0.10		0.25	0.25	0.26	0.24	(b)	0.22	(c)

Net realized and unrealized gain (loss)	2.90		2.50	5.97	(0.33)	(1.47)		7.98

Total from investment operations	3.00		2.75	6.22	(0.07)	(1.23)		8.20

Distributions to shareholders from net investment income	(0.10)		(0.22)	(0.28)	(0.26)	(0.24)		(0.28)

Distributions to shareholders from net realized gains	(1.56)		(3.19)	(0.53)	(0.46)	(4.15)		–

Total distributions	(1.66)		(3.41)	(0.81)	(0.72)	(4.39)		(0.28)

Net asset value, end of period	$26.83		$25.49	$26.15	$20.74	$21.53		$27.15

Total Return(d)	12.30%		11.43%	30.56%	(0.47)%	(5.42)%		42.87%

Net assets, end of period (in 000’s)	$54,458		$51,278	$54,521	$47,338	$55,887		$62,575

Ratio of net expenses to average net assets	0.92	%(e)	0.92%	0.92%	0.93%	0.93%		0.93%

Ratio of total expenses to average net assets	0.99	%(e)	0.99%	1.02%	1.02%	1.01%		1.03%

Ratio of net investment income to average net assets	0.75	%(e)	1.03%	1.04%	1.21%	1.04	%(b)	0.87	%(c)

Portfolio turnover rate(f)	94%		213%	206%	208%	209%		215%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.05 per share and 0.24% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.09% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Value Insights Fund

	Class C Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of period	$25.14		$25.84	$20.51	$21.29	$26.90		$19.05

Net investment income(a)	–	(b)	0.07	0.07	0.10	0.07	(c)	0.04	(d)

Net realized and unrealized gain (loss)	2.88		2.47	5.89	(0.33)	(1.46)		7.91

Total from investment operations	2.88		2.54	5.96	(0.23)	(1.39)		7.95

Distributions to shareholders from net investment income	(0.01)		(0.05)	(0.10)	(0.09)	(0.07)		(0.10)

Distributions to shareholders from net realized gains	(1.56)		(3.19)	(0.53)	(0.46)	(4.15)		–

Total distributions	(1.57)		(3.24)	(0.63)	(0.55)	(4.22)		(0.10)

Net asset value, end of period	$26.45		$25.14	$25.84	$20.51	$21.29		$26.90

Total Return(e)	11.93%		10.60%	29.57%	(1.20)%	(6.14)%		41.85%

Net assets, end of period (in 000’s)	$7,328		$6,973	$8,317	$7,544	$8,955		$10,713

Ratio of net expenses to average net assets	1.67	%(f)	1.67%	1.67%	1.68%	1.68%		1.68%

Ratio of total expenses to average net assets	1.74	%(f)	1.74%	1.77%	1.77%	1.76%		1.78%

Ratio of net investment income to average net assets	–	%(f)(g)	0.28%	0.29%	0.46%	0.32	%(c)	0.16	%(d)

Portfolio turnover rate(h)	94%		213%	206%	208%	209%		215%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Reflects income recognized from special dividends which amounts to $0.05 per share and 0.24% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.09% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)	Amount is less than 0.005%.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Value Insights Fund

	Institutional Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of period	$25.44		$26.11	$20.70	$21.49	$27.11		$19.20

Net investment income(a)	0.14		0.33	0.34	0.34	0.32	(b)	0.31	(c)

Net realized and unrealized gain (loss)	2.91		2.50	5.96	(0.33)	(1.47)		7.97

Total from investment operations	3.05		2.83	6.30	0.01	(1.15)		8.28

Distributions to shareholders from net investment income	(0.15)		(0.31)	(0.36)	(0.34)	(0.32)		(0.37)

Distributions to shareholders from net realized gains	(1.56)		(3.19)	(0.53)	(0.46)	(4.15)		–

Total distributions	(1.71)		(3.50)	(0.89)	(0.80)	(4.47)		(0.37)

Net asset value, end of period	$26.78		$25.44	$26.11	$20.70	$21.49		$27.11

Total Return(d)	12.54%		11.81%	31.07%	(0.10)%	(5.08)%		43.40%

Net assets, end of period (in 000’s)	$54,130		$43,489	$44,596	$74,799	$93,154		$114,706

Ratio of net expenses to average net assets	0.56	%(e)	0.56%	0.56%	0.57%	0.56%		0.56%

Ratio of total expenses to average net assets	0.63	%(e)	0.63%	0.66%	0.66%	0.64%		0.66%

Ratio of net investment income to average net assets	1.11	%(e)	1.39%	1.41%	1.58%	1.43	%(b)	1.26	%(c)

Portfolio turnover rate(f)	94%		213%	206%	208%	209%		215%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.05 per share and 0.24% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.09% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Value Insights Fund

	Service Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of period	$25.67		$26.32	$20.87	$21.66	$27.28		$19.32

Net investment income(a)	0.08		0.22	0.22	0.24	0.21	(b)	0.19	(c)

Net realized and unrealized gain (loss)	2.94		2.51	6.00	(0.35)	(1.48)		8.02

Total from investment operations	3.02		2.73	6.22	(0.11)	(1.27)		8.21

Distributions to shareholders from net investment income	(0.09)		(0.19)	(0.24)	(0.22)	(0.20)		(0.25)

Distributions to shareholders from net realized gains	(1.56)		(3.19)	(0.53)	(0.46)	(4.15)		–

Total distributions	(1.65)		(3.38)	(0.77)	(0.68)	(4.35)		(0.25)

Net asset value, end of period	$27.04		$25.67	$26.32	$20.87	$21.66		$27.28

Total Return(d)	12.25%		11.24%	30.39%	(0.62)%	(5.55)%		42.68%

Net assets, end of period (in 000’s)	$3,002		$2,744	$2,547	$2,092	$3,756		$6,769

Ratio of net expenses to average net assets	1.06	%(e)	1.06%	1.06%	1.07%	1.06%		1.06%

Ratio of total expenses to average net assets	1.13	%(e)	1.13%	1.16%	1.16%	1.14%		1.16%

Ratio of net investment income to average net assets	0.61	%(e)	0.89%	0.89%	1.11%	0.93	%(b)	0.76	%(c)

Portfolio turnover rate(f)	94%		213%	206%	208%	209%		215%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.05 per share and 0.24% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.09% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Value Insights Fund

	Investor Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of period	$25.34		$26.02	$20.64	$21.43	$27.04		$19.15

Net investment income(a)	0.12		0.31	0.31	0.32	0.30	(b)	0.28	(c)

Net realized and unrealized gain (loss)	2.91		2.48	5.94	(0.34)	(1.47)		7.95

Total from investment operations	3.03		2.79	6.25	(0.02)	(1.17)		8.23

Distributions to shareholders from net investment income	(0.14)		(0.28)	(0.34)	(0.31)	(0.29)		(0.34)

Distributions to shareholders from net realized gains	(1.56)		(3.19)	(0.53)	(0.46)	(4.15)		–

Total distributions	(1.70)		(3.47)	(0.87)	(0.77)	(4.44)		(0.34)

Net asset value, end of period	$26.67		$25.34	$26.02	$20.64	$21.43		$27.04

Total Return(d)	12.00%		11.68%	30.88%	(0.22)%	(5.17)%		43.24%

Net assets, end of period (in 000’s)	$112,928		$60,933	$61,032	$55,448	$74,490		$91,133

Ratio of net expenses to average net assets	0.67	%(e)	0.67%	0.67%	0.68%	0.68%		0.68%

Ratio of total expenses to average net assets	0.74	%(e)	0.74%	0.77%	0.78%	0.76%		0.78%

Ratio of net investment income to average net assets	0.96	%(e)	1.29%	1.29%	1.47%	1.31	%(b)	1.13	%(c)

Portfolio turnover rate(f)	94%		213%	206%	208%	209%		215%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.05 per share and 0.24% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.09% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Value Insights Fund

	Class R6 Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of period	$25.43		$26.10	$20.70	$21.49	$27.11		$19.20

Net investment income(a)	0.14		0.34	0.34	0.34	0.32	(b)	0.31	(c)

Net realized and unrealized gain (loss)	2.91		2.49	5.95	(0.33)	(1.47)		7.98

Total from investment operations	3.05		2.83	6.29	0.01	(1.15)		8.29

Distributions to shareholders from net investment income	(0.15)		(0.31)	(0.36)	(0.34)	(0.32)		(0.38)

Distributions to shareholders from net realized gains	(1.56)		(3.19)	(0.53)	(0.46)	(4.15)		–

Total distributions	(1.71)		(3.50)	(0.89)	(0.80)	(4.47)		(0.38)

Net asset value, end of period	$26.77		$25.43	$26.10	$20.70	$21.49		$27.11

Total Return(d)	12.55%		11.83%	31.05%	(0.09)%	(5.07)%		43.42%

Net assets, end of period (in 000’s)	$385,998		$351,590	$162,504	$138,745	$82,457		$79,348

Ratio of net expenses to average net assets	0.55	%(e)	0.55%	0.55%	0.56%	0.55%		0.55%

Ratio of total expenses to average net assets	0.62	%(e)	0.62%	0.65%	0.65%	0.63%		0.65%

Ratio of net investment income to average net assets	1.12	%(e)	1.40%	1.40%	1.58%	1.43	%(b)	1.26	%(c)

Portfolio turnover rate(f)	94%		213%	206%	208%	209%		215%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.05 per share and 0.24% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.09% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Value Insights Fund

	Class R Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of period	$25.22		$25.91	$20.56	$21.35	$26.96		$19.09

Net investment income(a)	0.06		0.19	0.19	0.21	0.18	(b)	0.16	(c)

Net realized and unrealized gain (loss)	2.91		2.47	5.91	(0.34)	(1.46)		7.93

Total from investment operations	2.97		2.66	6.10	(0.13)	(1.28)		8.09

Distributions to shareholders from net investment income	(0.10)		(0.16)	(0.22)	(0.20)	(0.18)		(0.22)

Distributions to shareholders from net realized gains	(1.56)		(3.19)	(0.53)	(0.46)	(4.15)		–

Total distributions	(1.66)		(3.35)	(0.75)	(0.66)	(4.33)		(0.22)

Net asset value, end of period	$26.53		$25.22	$25.91	$20.56	$21.35		$26.96

Total Return(d)	12.19%		11.13%	30.26%	(0.73)%	(5.66)%		42.57%

Net assets, end of period (in 000’s)	$4,951		$4,501	$4,875	$3,313	$4,764		$5,450

Ratio of net expenses to average net assets	1.17	%(e)	1.17%	1.17%	1.18%	1.18%		1.18%

Ratio of total expenses to average net assets	1.24	%(e)	1.24%	1.27%	1.28%	1.26%		1.28%

Ratio of net investment income to average net assets	0.49	%(e)	0.80%	0.77%	0.98%	0.81	%(b)	0.64	%(c)

Portfolio turnover rate(f)	94%		213%	206%	208%	209%		215%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.05 per share and 0.24% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.09% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Large Cap Value Insights Fund

	Class P Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of period	$25.42		$26.09	$20.69	$21.48	$27.10		$19.19

Net investment income(a)	0.14		0.34	0.34	0.34	0.32	(b)	0.30	(c)

Net realized and unrealized gain (loss)	2.90		2.49	5.95	(0.33)	(1.47)		7.99

Total from investment operations	3.04		2.83	6.29	0.01	(1.15)		8.29

Distributions to shareholders from net investment income	(0.15)		(0.31)	(0.36)	(0.34)	(0.32)		(0.38)

Distributions to shareholders from net realized gains	(1.56)		(3.19)	(0.53)	(0.46)	(4.15)		–

Total distributions	(1.71)		(3.50)	(0.89)	(0.80)	(4.47)		(0.38)

Net asset value, end of period	$26.75		$25.42	$26.09	$20.69	$21.48		$27.10

Total Return(d)	13.00%		11.83%	31.06%	(0.09)%	(5.07)%		43.44%

Net assets, end of period (in 000’s)	$53,241		$47,848	$45,765	$41,804	$47,406		$46,078

Ratio of net expenses to average net assets	0.55	%(e)	0.55%	0.55%	0.56%	0.55%		0.55%

Ratio of total expenses to average net assets	0.62	%(e)	0.62%	0.65%	0.65%	0.63%		0.65%

Ratio of net investment income to average net assets	1.12	%(e)	1.40%	1.40%	1.58%	1.42	%(b)	1.23	%(c)

Portfolio turnover rate(f)	94%		213%	206%	208%	209%		215%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.05 per share and 0.24% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.09% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Equity Insights Fund

	Class A Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025		2024	2023		2022		2021

Per Share Data

Net asset value, beginning of period	$29.29		$28.71		$20.59	$21.70		$35.35		$22.96

Net investment income (loss)(a)	–	(b)	0.09	(c)	0.04	0.10	(d)	0.05	(e)	(0.04)

Net realized and unrealized gain (loss)	4.83		4.04		8.18	(1.11)		(5.10)		12.48

Total from investment operations	4.83		4.13		8.22	(1.01)		(5.05)		12.44

Distributions to shareholders from net investment income	(0.12)		(0.24)		(0.10)	(0.10)		–		(0.05)

Distributions to shareholders from net realized gains	(2.86)		(3.31)		–	–		(8.60)		–

Total distributions	(2.98)		(3.55)		(0.10)	(0.10)		(8.60)		(0.05)

Net asset value, end of period	$31.14		$29.29		$28.71	$20.59		$21.70		$35.35

Total Return(f)	17.57%		15.25%		40.03%	(4.64)%		(17.64)%		54.23%

Net assets, end of period (in 000’s)	$43,436		$31,251		$31,573	$23,791		$33,325		$44,195

Ratio of net expenses to average net assets	1.20	%(g)	1.20%		1.20%	1.21%		1.21%		1.21%

Ratio of total expenses to average net assets	1.29	%(g)	1.29%		1.29%	1.30%		1.29%		1.29%

Ratio of net investment income (loss) to average net assets	(0.03	)%(g)	0.33	%(c)	0.17%	0.43	%(d)	0.22	%(e)	(0.13)%

Portfolio turnover rate(h)	70%		162%		164%	145%		155%		165%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Reflects income recognized from special dividends which amounts to $0.05 per share and 0.18% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.06 per share and 0.25% of average net assets.
(e)	Reflects income recognized from special dividends which amounts to $0.08 per share and 0.31% of average net assets.
(f)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Equity Insights Fund

	Class C Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025		2024	2023		2022		2021

Per Share Data

Net asset value, beginning of period	$21.78		$22.22		$15.99	$16.89		$29.67		$19.39

Net investment loss(a)	(0.08)		(0.08	)(b)	(0.12)	(0.05	)(c)	(0.10	)(d)	(0.24)

Net realized and unrealized gain (loss)	3.52		3.06		6.35	(0.85)		(4.08)		10.52

Total from investment operations	3.44		2.98		6.23	(0.90)		(4.18)		10.28

Distributions to shareholders from net investment income	(0.01)		(0.11)		–	–		–		–

Distributions to shareholders from net realized gains	(2.86)		(3.31)		–	–		(8.60)		–

Total distributions	(2.87)		(3.42)		–	–		(8.60)		–

Net asset value, end of period	$22.35		$21.78		$22.22	$15.99		$16.89		$29.67

Total Return(e)	17.12%		14.37%		38.96%	(5.33)%		(18.24)%		53.02%

Net assets, end of period (in 000’s)	$4,675		$4,228		$4,744	$3,749		$5,093		$7,503

Ratio of net expenses to average net assets	1.95	%(f)	1.95%		1.95%	1.96%		1.96%		1.96%

Ratio of total expenses to average net assets	2.04	%(f)	2.04%		2.04%	2.05%		2.04%		2.04%

Ratio of net investment loss to average net assets	(0.75	)%(f)	(0.42	)%(b)	(0.58)%	(0.32	)%(c)	(0.53	)%(d)	(0.88)%

Portfolio turnover rate(g)	70%		162%		164%	145%		155%		165%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.05 per share and 0.18% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.06 per share and 0.25% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.08 per share and 0.31% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Equity Insights Fund

	Institutional Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025		2024	2023		2022		2021

Per Share Data

Net asset value, beginning of period	$31.42		$30.55		$21.91	$23.09		$36.92		$23.98

Net investment income(a)	0.05		0.20	(b)	0.15	0.19	(c)	0.15	(d)	0.09

Net realized and unrealized gain (loss)	5.21		4.31		8.69	(1.18)		(5.38)		13.00

Total from investment operations	5.26		4.51		8.84	(0.99)		(5.23)		13.09

Distributions to shareholders from net investment income	(0.21)		(0.33)		(0.20)	(0.19)		–		(0.15)

Distributions to shareholders from net realized gains	(2.86)		(3.31)		–	–		(8.60)		–

Total distributions	(3.07)		(3.64)		(0.20)	(0.19)		(8.60)		(0.15)

Net asset value, end of period	$33.61		$31.42		$30.55	$21.91		$23.09		$36.92

Total Return(e)	17.81%		15.63%		40.51%	(4.28)%		(17.31)%		54.73%

Net assets, end of period (in 000’s)	$192,532		$143,644		$120,959	$90,070		$144,712		$226,678

Ratio of net expenses to average net assets	0.84	%(f)	0.84%		0.84%	0.85%		0.84%		0.84%

Ratio of total expenses to average net assets	0.93	%(f)	0.93%		0.93%	0.94%		0.92%		0.93%

Ratio of net investment income to average net assets	0.34	%(f)	0.69	%(b)	0.53%	0.81	%(c)	0.60	%(d)	0.28%

Portfolio turnover rate(g)	70%		162%		164%	145%		155%		165%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.05 per share and 0.18% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.06 per share and 0.25% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.08 per share and 0.31% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Equity Insights Fund

	Service Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025		2024	2023		2022		2021

Per Share Data

Net asset value, beginning of period	$28.39		$27.92		$20.05	$21.13		$34.68		$22.55

Net investment income (loss)(a)	(0.01)		0.05	(b)	0.02	0.06	(c)	0.02	(d)	(0.08)

Net realized and unrealized gain (loss)	4.66		3.93		7.94	(1.06)		(4.97)		12.25

Total from investment operations	4.65		3.98		7.96	(1.00)		(4.95)		12.17

Distributions to shareholders from net investment income	(0.10)		(0.20)		(0.09)	(0.08)		–		(0.04)

Distributions to shareholders from net realized gains	(2.86)		(3.31)		–	–		(8.60)		–

Total distributions	(2.96)		(3.51)		(0.09)	(0.08)		(8.60)		(0.04)

Net asset value, end of period	$30.08		$28.39		$27.92	$20.05		$21.13		$34.68

Total Return(e)	17.48%		15.08%		39.77%	(4.76)%		(17.73)%		54.06%

Net assets, end of period (in 000’s)	$954		$1,108		$964	$1,914		$2,357		$3,701

Ratio of net expenses to average net assets	1.34	%(f)	1.34%		1.34%	1.35%		1.34%		1.34%

Ratio of total expenses to average net assets	1.43	%(f)	1.43%		1.43%	1.44%		1.42%		1.43%

Ratio of net investment income (loss) to average net assets	(0.09	)%(f)	0.18	%(b)	0.10%	0.28	%(c)	0.10	%(d)	(0.26)%

Portfolio turnover rate(g)	70%		162%		164%	145%		155%		165%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.05 per share and 0.18% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.06 per share and 0.25% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.08 per share and 0.31% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Equity Insights Fund

	Investor Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025		2024	2023		2022		2021

Per Share Data

Net asset value, beginning of period	$29.14		$28.58		$20.51	$21.62		$35.18		$22.85

Net investment income(a)	0.03		0.15	(b)	0.11	0.15	(c)	0.12	(d)	0.05

Net realized and unrealized gain (loss)	4.80		4.03		8.13	(1.10)		(5.08)		12.40

Total from investment operations	4.83		4.18		8.24	(0.95)		(4.96)		12.45

Distributions to shareholders from net investment income	(0.19)		(0.31)		(0.17)	(0.16)		–		(0.12)

Distributions to shareholders from net realized gains	(2.86)		(3.31)		–	–		(8.60)		–

Total distributions	(3.05)		(3.62)		(0.17)	(0.16)		(8.60)		(0.12)

Net asset value, end of period	$30.92		$29.14		$28.58	$20.51		$21.62		$35.18

Total Return(e)	17.71%		15.53%		40.34%	(4.38)%		(17.42)%		54.61%

Net assets, end of period (in 000’s)	$110,232		$60,556		$42,287	$27,490		$30,746		$66,963

Ratio of net expenses to average net assets	0.95	%(f)	0.95%		0.95%	0.96%		0.96%		0.96%

Ratio of total expenses to average net assets	1.04	%(f)	1.04%		1.04%	1.05%		1.04%		1.05%

Ratio of net investment income to average net assets	0.19	%(f)	0.58	%(b)	0.41%	0.67	%(c)	0.50	%(d)	0.15%

Portfolio turnover rate(g)	70%		162%		164%	145%		155%		165%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.05 per share and 0.18% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.06 per share and 0.25% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.08 per share and 0.31% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Equity Insights Fund

	Class R6 Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025		2024	2023		2022		2021

Per Share Data

Net asset value, beginning of period	$31.43		$30.55		$21.91	$23.10		$36.93		$23.98

Net investment income(a)	0.05		0.20	(b)	0.15	0.19	(c)	0.15	(d)	0.11

Net realized and unrealized gain (loss)	5.21		4.32		8.69	(1.18)		(5.38)		13.00

Total from investment operations	5.26		4.52		8.84	(0.99)		(5.23)		13.11

Distributions to shareholders from net investment income	(0.22)		(0.33)		(0.20)	(0.20)		–		(0.16)

Distributions to shareholders from net realized gains	(2.86)		(3.31)		–	–		(8.60)		–

Total distributions	(3.08)		(3.64)		(0.20)	(0.20)		(8.60)		(0.16)

Net asset value, end of period	$33.61		$31.43		$30.55	$21.91		$23.10		$36.93

Total Return(e)	17.78%		15.67%		40.54%	(4.30)%		(17.30)%		54.82%

Net assets, end of period (in 000’s)	$159,613		$91,464		$79,961	$67,575		$83,140		$100,558

Ratio of net expenses to average net assets	0.83	%(f)	0.83%		0.83%	0.84%		0.83%		0.83%

Ratio of total expenses to average net assets	0.92	%(f)	0.92%		0.92%	0.93%		0.91%		0.91%

Ratio of net investment income to average net assets	0.33	%(f)	0.71	%(b)	0.55%	0.79	%(c)	0.59	%(d)	0.34%

Portfolio turnover rate(g)	70%		162%		164%	145%		155%		165%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.05 per share and 0.18% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.06 per share and 0.25% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.08 per share and 0.31% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Equity Insights Fund

	Class R Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025		2024	2023		2022		2021

Per Share Data

Net asset value, beginning of period	$28.04		$27.64		$19.80	$20.86		$34.39		$22.36

Net investment income (loss)(a)	(0.04)		0.02	(b)	(0.02)	0.05	(c)	(0.01	)(d)	(0.11)

Net realized and unrealized gain (loss)	4.62		3.88		7.86	(1.06)		(4.92)		12.15

Total from investment operations	4.58		3.90		7.84	(1.01)		(4.93)		12.04

Distributions to shareholders from net investment income	(0.07)		(0.19)		–	(0.05)		–		(0.01)

Distributions to shareholders from net realized gains	(2.86)		(3.31)		–	–		(8.60)		–

Total distributions	(2.93)		(3.50)		–	(0.05)		(8.60)		(0.01)

Net asset value, end of period	$29.69		$28.04		$27.64	$19.80		$20.86		$34.39

Total Return(e)	17.42%		14.96%		39.60%	(4.84)%		(17.83)%		53.83%

Net assets, end of period (in 000’s)	$5,841		$4,575		$3,905	$3,035		$12,023		$15,767

Ratio of net expenses to average net assets	1.45	%(f)	1.45%		1.45%	1.46%		1.46%		1.46%

Ratio of total expenses to average net assets	1.54	%(f)	1.54%		1.54%	1.56%		1.54%		1.54%

Ratio of net investment income (loss) to average net assets	(0.27	)%(f)	0.09	%(b)	(0.08)%	0.26	%(c)	(0.04	)%(d)	(0.36)%

Portfolio turnover rate(g)	70%		162%		164%	145%		155%		165%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.05 per share and 0.18% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.06 per share and 0.25% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.08 per share and 0.31% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Equity Insights Fund

	Class P Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025		2024	2023		2022		2021

Per Share Data

Net asset value, beginning of period	$31.41		$30.54		$21.91	$23.09		$36.92		$23.98

Net investment income(a)	0.06		0.20	(b)	0.15	0.19	(c)	0.15	(d)	0.08

Net realized and unrealized gain (loss)	5.20		4.31		8.68	(1.17)		(5.38)		13.02

Total from investment operations	5.26		4.51		8.83	(0.98)		(5.23)		13.10

Distributions to shareholders from net investment income	(0.22)		(0.33)		(0.20)	(0.20)		–		(0.16)

Distributions to shareholders from net realized gains	(2.86)		(3.31)		–	–		(8.60)		–

Total distributions	(3.08)		(3.64)		(0.20)	(0.20)		(8.60)		(0.16)

Net asset value, end of period	$33.59		$31.41		$30.54	$21.91		$23.09		$36.92

Total Return(e)	17.79%		15.64%		40.49%	(4.26)%		(17.31)%		54.78%

Net assets, end of period (in 000’s)	$213,296		$184,742		$148,584	$106,501		$140,356		$144,239

Ratio of net expenses to average net assets	0.83	%(f)	0.83%		0.83%	0.84%		0.83%		0.83%

Ratio of total expenses to average net assets	0.92	%(f)	0.92%		0.92%	0.93%		0.91%		0.92%

Ratio of net investment income to average net assets	0.36	%(f)	0.71	%(b)	0.54%	0.80	%(c)	0.58	%(d)	0.23%

Portfolio turnover rate(g)	70%		162%		164%	145%		155%		165%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.05 per share and 0.18% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.06 per share and 0.25% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.08 per share and 0.31% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Growth Insights Fund

	Class A Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025		2024	2023		2022		2021

Per Share Data

Net asset value, beginning of period	$19.28		$16.16		$11.42	$11.94		$47.18		$34.29

Net investment loss(a)	(0.06	)(b)	(0.07	)(c)	(0.07)	(0.04	)(d)	(0.05	)(e)	(0.28)

Net realized and unrealized gain (loss)	2.80		3.36		4.81	(0.46)		(6.01)		14.62

Total from investment operations	2.74		3.29		4.74	(0.50)		(6.06)		14.34

Distributions to shareholders from net investment income	–		(0.17)		–	(0.02)		–		(0.04)

Distributions to shareholders from net realized gains	(1.51)		–		–	–		(29.18)		(1.41)

Total distributions	(1.51)		(0.17)		–	(0.02)		(29.18)		(1.45)

Net asset value, end of period	$20.51		$19.28		$16.16	$11.42		$11.94		$47.18

Total Return(f)	14.99%		20.44%		41.51%	(4.15)%		(25.73)%		42.51%

Net assets, end of period (in 000’s)	$44,821		$37,173		$34,059	$27,037		$32,695		$59,166

Ratio of net expenses to average net assets	1.20	%(g)	1.20%		1.20%	1.21%		1.21%		1.21%

Ratio of total expenses to average net assets	1.36	%(g)	1.39%		1.43%	1.45%		1.40%		1.33%

Ratio of net investment loss to average net assets	(0.65	)%(g)	(0.42	)%(c)	(0.49)%	(0.36	)%(d)	(0.37	)%(e)	(0.64)%

Portfolio turnover rate(h)	72%		167%		166%	153%		155%		170%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.08 per share and 0.08% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.04 per share and 0.17% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.13% of average net assets.
(e)	Reflects income recognized from special dividends which amounts to $0.07 per share and 0.34% of average net assets.
(f)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Growth Insights Fund

	Class C Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025		2024	2023		2022		2021

Per Share Data*

Net asset value, beginning of period	$30.99		$25.91		$18.46	$19.39		$306.54		$227.34

Net investment loss(a)	(0.21	)(b)	(0.32	)(c)	(0.29)	(0.22	)(d)	(0.24	)(e)	(4.05)

Net realized and unrealized gain (loss)	4.56		5.40		7.74	(0.71)		(24.29)		96.30

Total from investment operations	4.35		5.08		7.45	(0.93)		(24.53)		92.25

Distributions to shareholders from net investment income	–		–		–	–		–		(0.36)

Distributions to shareholders from net realized gains	(1.51)		–		–	–		(262.62)		(12.69)

Total distributions	(1.51)		–		–	–		(262.62)		(13.05)

Net asset value, end of period	$33.83		$30.99		$25.91	$18.46		$19.39		$306.54

Total Return(f)	14.50%		19.61%		40.36%	(4.80)%		(26.49)%		41.47%

Net assets, end of period (in 000’s)	$2,607		$2,522		$3,046	$2,829		$4,687		$7,866

Ratio of net expenses to average net assets	1.95	%(g)	1.95%		1.95%	1.96%		1.96%		1.96%

Ratio of total expenses to average net assets	2.12	%(g)	2.14%		2.18%	2.21%		2.14%		2.08%

Ratio of net investment loss to average net assets	(1.40	)%(b)(g)	(1.17	)%(c)	(1.23)%	(1.08	)%(d)	(1.10	)%(e)	(1.39)%

Portfolio turnover rate(h)	72%		167%		166%	153%		155%		170%

*	On June 10, 2022, the Fund’s Class C Shares affected a 9-for-1 reverse share split. All per share data prior to June 10, 2022 has been adjusted to reflect the reverse share split.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.08 per share and 0.08% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.04 per share and 0.17% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.13% of average net assets.
(e)	Reflects income recognized from special dividends which amounts to $0.07 per share and 0.34% of average net assets.
(f)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Growth Insights Fund

	Institutional Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025		2024	2023		2022		2021

Per Share Data

Net asset value, beginning of period	$31.86		$26.55		$18.70	$19.51		$57.27		$41.22

Net investment income (loss)(a)	(0.04	)(b)	(0.01	)(c)	(0.03)	–	(d)(e)	0.01	(f)	(0.13)

Net realized and unrealized gain (loss)	4.71		5.54		7.88	(0.74)		(8.59)		17.63

Total from investment operations	4.67		5.53		7.85	(0.74)		(8.58)		17.50

Distributions to shareholders from net investment income	–		(0.22)		–	(0.06)		–		(0.04)

Distributions to shareholders from net realized gains	(1.51)		–		–	–		(29.18)		(1.41)

Distributions to shareholders from return of capital	–		–		–	(0.01)		–		–

Total distributions	(1.51)		(0.22)		–	(0.07)		(29.18)		(1.45)

Net asset value, end of period	$35.02		$31.86		$26.55	$18.70		$19.51		$57.27

Total Return(g)	15.13%		20.91%		41.98%	(3.78)%		(25.48)%		43.04%

Net assets, end of period (in 000’s)	$106,808		$56,606		$34,739	$27,490		$43,621		$163,028

Ratio of net expenses to average net assets	0.84	%(h)	0.84%		0.84%	0.85%		0.84%		0.84%

Ratio of total expenses to average net assets	0.99	%(h)	1.03%		1.07%	1.09%		1.01%		0.96%

Ratio of net investment income (loss) to average net assets	(0.28	)%(b)(h)	(0.05	)%(c)	(0.13)%	0.02	%(d)	0.04	%(f)	(0.25)%

Portfolio turnover rate(i)	72%		167%		166%	153%		155%		170%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.08 per share and 0.08% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.04 per share and 0.17% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.13% of average net assets.
(e)	Amount is less than $0.005 per share.
(f)	Reflects income recognized from special dividends which amounts to $0.07 per share and 0.34% of average net assets.
(g)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(h)	Annualized.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Growth Insights Fund

	Investor Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025		2024	2023		2022		2021

Per Share Data

Net asset value, beginning of period	$21.58		$18.05		$12.73	$13.29		$48.95		$35.44

Net investment loss(a)	(0.04	)(b)	(0.03	)(c)	(0.04)	(0.01	)(d)	(0.02	)(e)	(0.15)

Net realized and unrealized gain (loss)	3.14		3.76		5.36	(0.50)		(6.46)		15.11

Total from investment operations	3.10		3.73		5.32	(0.51)		(6.48)		14.96

Distributions to shareholders from net investment income	–		(0.20)		–	(0.05)		–		(0.04)

Distributions to shareholders from net realized gains	(1.51)		–		–	–		(29.18)		(1.41)

Total distributions	(1.51)		(0.20)		–	(0.05)		(29.18)		(1.45)

Net asset value, end of period	$23.17		$21.58		$18.05	$12.73		$13.29		$48.95

Total Return(f)	15.06%		20.81%		41.79%	(3.85)%		(25.59)%		42.89%

Net assets, end of period (in 000’s)	$30,883		$22,341		$17,179	$15,956		$20,880		$66,827

Ratio of net expenses to average net assets	0.95	%(g)	0.95%		0.95%	0.96%		0.96%		0.96%

Ratio of total expenses to average net assets	1.11	%(g)	1.14%		1.18%	1.21%		1.14%		1.06%

Ratio of net investment loss to average net assets	(0.41	)%(b)(g)	(0.17	)%(c)	(0.23)%	(0.11	)%(d)	(0.10	)%(e)	(0.32)%

Portfolio turnover rate(h)	72%		167%		166%	153%		155%		170%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.08 per share and 0.08% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.04 per share and 0.17% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.13% of average net assets.
(e)	Reflects income recognized from special dividends which amounts to $0.07 per share and 0.34% of average net assets.
(f)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Growth Insights Fund

	Class R6 Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025		2024	2023		2022		2021

Per Share Data

Net asset value, beginning of period	$31.93		$26.61		$18.74	$19.54		$57.31		$41.24

Net investment income (loss)(a)	(0.05	)(b)	(0.02	)(c)	(0.03)	0.01	(d)	0.02	(e)	(0.10)

Net realized and unrealized gain (loss)	4.74		5.56		7.90	(0.74)		(8.61)		17.62

Total from investment operations	4.69		5.54		7.87	(0.73)		(8.59)		17.52

Distributions to shareholders from net investment income	–		(0.22)		–	(0.06)		–		(0.04)

Distributions to shareholders from net realized gains	(1.51)		–		–	–		(29.18)		(1.41)

Distributions to shareholders from return of capital	–		–		–	(0.01)		–		–

Total distributions	(1.51)		(0.22)		–	(0.07)		(29.18)		(1.45)

Net asset value, end of period	$35.11		$31.93		$26.61	$18.74		$19.54		$57.31

Total Return(f)	15.16%		20.91%		42.00%	(3.78)%		(25.45)%		43.07%

Net assets, end of period (in 000’s)	$58,476		$15,464		$8,905	$7,222		$17,370		$96,907

Ratio of net expenses to average net assets	0.83	%(g)	0.83%		0.83%	0.84%		0.83%		0.83%

Ratio of total expenses to average net assets	0.98	%(g)	1.02%		1.06%	1.10%		0.99%		0.93%

Ratio of net investment income (loss) to average net assets	(0.32	)%(b)(g)	(0.06	)%(c)	(0.12)%	0.07	%(d)	0.07	%(e)	(0.19)%

Portfolio turnover rate(h)	72%		167%		166%	153%		155%		170%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.08 per share and 0.08% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.04 per share and 0.17% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.13% of average net assets.
(e)	Reflects income recognized from special dividends which amounts to $0.07 per share and 0.34% of average net assets.
(f)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Growth Insights Fund

	Class R Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025		2024	2023		2022		2021

Per Share Data

Net asset value, beginning of period	$16.32		$13.71		$9.71	$10.16		$44.83		$32.71

Net investment loss(a)	(0.07	)(b)	(0.09	)(c)	(0.09)	(0.06	)(d)	(0.08	)(e)	(0.36)

Net realized and unrealized gain (loss)	2.33		2.84		4.09	(0.39)		(5.41)		13.93

Total from investment operations	2.26		2.75		4.00	(0.45)		(5.49)		13.57

Distributions to shareholders from net investment income	–		(0.14)		–	–		–		(0.04)

Distributions to shareholders from net realized gains	(1.51)		–		–	–		(29.18)		(1.41)

Total distributions	(1.51)		(0.14)		–	–		(29.18)		(1.45)

Net asset value, end of period	$17.07		$16.32		$13.71	$9.71		$10.16		$44.83

Total Return(f)	14.75%		20.19%		41.19%	(4.43)%		(25.92)%		42.20%

Net assets, end of period (in 000’s)	$9,082		$8,629		$3,846	$3,130		$3,863		$6,605

Ratio of net expenses to average net assets	1.45	%(g)	1.45%		1.45%	1.46%		1.46%		1.46%

Ratio of total expenses to average net assets	1.62	%(g)	1.64%		1.68%	1.70%		1.65%		1.57%

Ratio of net investment loss to average net assets	(0.89	)%(b)(g)	(0.64	)%(c)	(0.74)%	(0.61	)%(d)	(0.64	)%(e)	(0.86)%

Portfolio turnover rate(h)	72%		167%		166%	153%		155%		170%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.08 per share and 0.08% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.04 per share and 0.17% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.13% of average net assets.
(e)	Reflects income recognized from special dividends which amounts to $0.07 per share and 0.34% of average net assets.
(f)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Growth Insights Fund

	Class P Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025		2024	2023		2022		2021

Per Share Data

Net asset value, beginning of period	$31.92		$26.59		$18.73	$19.54		$57.31		$41.24

Net investment loss(a)	(0.04	)(b)	(0.01	)(c)	(0.04)	–	(d)(e)	–	(e)(f)	(0.13)

Net realized and unrealized gain (loss)	4.72		5.56		7.90	(0.73)		(8.59)		17.65

Total from investment operations	4.68		5.55		7.86	(0.73)		(8.59)		17.52

Distributions to shareholders from net investment income	–		(0.22)		–	(0.07)		–		(0.04)

Distributions to shareholders from net realized gains	(1.51)		–		–	–		(29.18)		(1.41)

Distributions to shareholders from return of capital	–		–		–	(0.01)		–		–

Total distributions	(1.51)		(0.22)		–	(0.08)		(29.18)		(1.45)

Net asset value, end of period	$35.09		$31.92		$26.59	$18.73		$19.54		$57.31

Total Return(g)	15.14%		20.97%		41.96%	(3.74)%		(25.49)%		43.07%

Net assets, end of period (in 000’s)	$35,522		$30,535		$25,626	$4,739		$5,274		$10,801

Ratio of net expenses to average net assets	0.83	%(h)	0.83%		0.83%	0.84%		0.83%		0.83%

Ratio of total expenses to average net assets	1.00	%(h)	1.02%		1.06%	1.08%		1.01%		0.95%

Ratio of net investment income (loss) to average net assets	(0.28	)%(b)(h)	(0.05	)%(c)	(0.17)%	0.02	%(d)	–	%(f)	(0.25)%

Portfolio turnover rate(i)	72%		167%		166%	153%		155%		170%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.08 per share and 0.08% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.04 per share and 0.17% of average net assets.
(d)	Reflects income recognized from special dividends which amounts to $0.02 per share and 0.13% of average net assets.
(e)	Amount is less than $0.005 per share.
(f)	Reflects income recognized from special dividends which amounts to $0.07 per share and 0.34% of average net assets.
(g)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(h)	Annualized.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Value Insights Fund

	Class A Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of period	$35.75		$41.08	$30.81	$34.42	$53.90		$32.93

Net investment income(a)	0.10		0.38	0.30	0.41	0.27	(b)	0.24

Net realized and unrealized gain (loss)	6.64		2.92	10.63	(2.86)	(4.48)		21.00

Total from investment operations	6.74		3.30	10.93	(2.45)	(4.21)		21.24

Distributions to shareholders from net investment income	(0.77)		(0.34)	(0.66)	(0.50)	(0.31)		(0.27)

Distributions to shareholders from net realized gains	(2.01)		(8.29)	–	(0.66)	(14.96)		–

Total distributions	(2.78)		(8.63)	(0.66)	(1.16)	(15.27)		(0.27)

Net asset value, end of period	$39.71		$35.75	$41.08	$30.81	$34.42		$53.90

Total Return(c)	19.76%		8.53%	35.77%	(7.32)%	(9.67)%		64.75%

Net assets, end of period (in 000’s)	$130,023		$111,486	$116,692	$101,472	$119,953		$154,971

Ratio of net expenses to average net assets	1.20	%(d)	1.20%	1.20%	1.21%	1.21%		1.21%

Ratio of total expenses to average net assets	1.26	%(d)	1.26%	1.25%	1.27%	1.26%		1.26%

Ratio of net investment income to average net assets	0.56	%(d)	1.13%	0.78%	1.25%	0.73	%(b)	0.49%

Portfolio turnover rate(e)	69%		139%	152%	136%	173%		187%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.15 per share and 0.33% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Value Insights Fund

	Class C Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of period	$14.18		$21.29	$16.26	$18.74	$36.61		$22.48

Net investment income (loss)(a)	(0.01)		0.05	0.01	0.09	–	(b)(c)	(0.08)

Net realized and unrealized gain (loss)	2.43		1.44	5.57	(1.53)	(2.69)		14.32

Total from investment operations	2.42		1.49	5.58	(1.44)	(2.69)		14.24

Distributions to shareholders from net investment income	(0.73)		(0.31)	(0.55)	(0.38)	(0.22)		(0.11)

Distributions to shareholders from net realized gains	(2.01)		(8.29)	–	(0.66)	(14.96)		–

Total distributions	(2.74)		(8.60)	(0.55)	(1.04)	(15.18)		(0.11)

Net asset value, end of period	$13.86		$14.18	$21.29	$16.26	$18.74		$36.61

Total Return(d)	19.30%		7.68%	34.78%	(8.01)%	(10.33)%		63.49%

Net assets, end of period (in 000’s)	$2,211		$1,901	$2,943	$2,648	$4,536		$7,118

Ratio of net expenses to average net assets	1.95	%(e)	1.95%	1.95%	1.96%	1.96%		1.96%

Ratio of total expenses to average net assets	2.01	%(e)	2.01%	2.00%	2.02%	2.01%		2.01%

Ratio of net investment income (loss) to average net assets	(0.19	)%(e)	0.38%	0.04%	0.52%	(0.02	)%(b)	(0.25)%

Portfolio turnover rate(f)	69%		139%	152%	136%	173%		187%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.15 per share and 0.33% of average net assets.
(c)	Amount is less than $0.005 per share.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Value Insights Fund

	Institutional Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of period	$60.17		$63.50	$47.25	$52.11	$73.39		$44.70

Net investment income(a)	0.27		0.82	0.67	0.82	0.60	(b)	0.56

Net realized and unrealized gain (loss)	11.40		4.59	16.36	(4.39)	(6.48)		28.53

Total from investment operations	11.67		5.41	17.03	(3.57)	(5.88)		29.09

Distributions to shareholders from net investment income	(0.87)		(0.45)	(0.78)	(0.63)	(0.44)		(0.40)

Distributions to shareholders from net realized gains	(2.01)		(8.29)	–	(0.66)	(14.96)		–

Total distributions	(2.88)		(8.74)	(0.78)	(1.29)	(15.40)		(0.40)

Net asset value, end of period	$68.96		$60.17	$63.50	$47.25	$52.11		$73.39

Total Return(c)	19.96%		8.92%	36.25%	(6.98)%	(9.32)%		65.37%

Net assets, end of period (in 000’s)	$375,580		$281,601	$344,137	$269,189	$347,239		$379,380

Ratio of net expenses to average net assets	0.84	%(d)	0.84%	0.84%	0.85%	0.84%		0.84%

Ratio of total expenses to average net assets	0.90	%(d)	0.90%	0.89%	0.90%	0.89%		0.89%

Ratio of net investment income to average net assets	0.87	%(d)	1.47%	1.14%	1.62%	1.09	%(b)	0.86%

Portfolio turnover rate(e)	69%		139%	152%	136%	173%		187%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.15 per share and 0.33% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Value Insights Fund

	Investor Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of period	$35.55		$40.90	$30.62	$34.20	$53.64		$32.77

Net investment income(a)	0.09		0.46	0.40	0.51	0.37	(b)	0.36

Net realized and unrealized gain (loss)	6.64		2.91	10.57	(2.87)	(4.46)		20.88

Total from investment operations	6.73		3.37	10.97	(2.36)	(4.09)		21.24

Distributions to shareholders from net investment income	(0.85)		(0.43)	(0.69)	(0.56)	(0.39)		(0.37)

Distributions to shareholders from net realized gains	(2.01)		(8.29)	–	(0.66)	(14.96)		–

Total distributions	(2.86)		(8.72)	(0.69)	(1.22)	(15.35)		(0.37)

Net asset value, end of period	$39.42		$35.55	$40.90	$30.62	$34.20		$53.64

Total Return(c)	19.88%		8.80%	36.13%	(7.07)%	(9.44)%		65.17%

Net assets, end of period (in 000’s)	$160,183		$92,180	$98,436	$157,291	$336,969		$363,808

Ratio of net expenses to average net assets	0.95	%(d)	0.95%	0.95%	0.96%	0.96%		0.96%

Ratio of total expenses to average net assets	1.01	%(d)	1.01%	1.00%	1.02%	1.01%		1.01%

Ratio of net investment income to average net assets	0.49	%(d)	1.39%	1.09%	1.54%	0.99	%(b)	0.75%

Portfolio turnover rate(e)	69%		139%	152%	136%	173%		187%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.15 per share and 0.33% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Value Insights Fund

	Class R6 Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of period	$60.16		$63.48	$47.24	$52.10	$73.38		$44.70

Net investment income(a)	0.27		0.84	0.67	0.82	0.62	(b)	0.57

Net realized and unrealized gain (loss)	11.39		4.59	16.35	(4.39)	(6.49)		28.51

Total from investment operations	11.66		5.43	17.02	(3.57)	(5.87)		29.08

Distributions to shareholders from net investment income	(0.88)		(0.46)	(0.78)	(0.63)	(0.45)		(0.40)

Distributions to shareholders from net realized gains	(2.01)		(8.29)	–	(0.66)	(14.96)		–

Total distributions	(2.89)		(8.75)	(0.78)	(1.29)	(15.41)		(0.40)

Net asset value, end of period	$68.93		$60.16	$63.48	$47.24	$52.10		$73.38

Total Return(c)	19.96%		8.93%	36.27%	(6.97)%	(9.31)%		65.36%

Net assets, end of period (in 000’s)	$402,873		$301,457	$329,750	$243,638	$273,667		$306,101

Ratio of net expenses to average net assets	0.83	%(d)	0.83%	0.83%	0.84%	0.83%		0.83%

Ratio of total expenses to average net assets	0.89	%(d)	0.89%	0.88%	0.89%	0.88%		0.88%

Ratio of net investment income to average net assets	0.85	%(d)	1.51%	1.15%	1.62%	1.11	%(b)	0.86%

Portfolio turnover rate(e)	69%		139%	152%	136%	173%		187%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.15 per share and 0.33% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Value Insights Fund

	Class R Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of period	$34.05		$39.54	$29.68	$33.20	$52.56		$32.21

Net investment income(a)	0.06		0.28	0.19	0.32	0.17	(b)	0.11

Net realized and unrealized gain (loss)	6.30		2.79	10.26	(2.77)	(4.33)		20.52

Total from investment operations	6.36		3.07	10.45	(2.45)	(4.16)		20.63

Distributions to shareholders from net investment income	(0.69)		(0.27)	(0.59)	(0.41)	(0.24)		(0.28)

Distributions to shareholders from net realized gains	(2.01)		(8.29)	–	(0.66)	(14.96)		–

Total distributions	(2.70)		(8.56)	(0.59)	(1.07)	(15.20)		(0.28)

Net asset value, end of period	$37.71		$34.05	$39.54	$29.68	$33.20		$52.56

Total Return(c)	19.58%		8.24%	35.46%	(7.56)%	(9.88)%		64.31%

Net assets, end of period (in 000’s)	$22,459		$19,951	$20,754	$16,443	$18,476		$22,584

Ratio of net expenses to average net assets	1.45	%(d)	1.45%	1.45%	1.46%	1.46%		1.46%

Ratio of total expenses to average net assets	1.51	%(d)	1.51%	1.50%	1.52%	1.51%		1.51%

Ratio of net investment income to average net assets	0.32	%(d)	0.88%	0.53%	0.99%	0.47	%(b)	0.24%

Portfolio turnover rate(e)	69%		139%	152%	136%	173%		187%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.15 per share and 0.33% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Small Cap Value Insights Fund

	Class P Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of period	$60.15		$63.47	$47.23	$52.09	$73.38		$44.69

Net investment income(a)	0.29		0.83	0.66	0.82	0.61	(b)	0.57

Net realized and unrealized gain (loss)	11.37		4.60	16.37	(4.38)	(6.49)		28.52

Total from investment operations	11.66		5.43	17.03	(3.56)	(5.88)		29.09

Distributions to shareholders from net investment income	(0.88)		(0.46)	(0.79)	(0.64)	(0.45)		(0.40)

Distributions to shareholders from net realized gains	(2.01)		(8.29)	–	(0.66)	(14.96)		–

Total distributions	(2.89)		(8.75)	(0.79)	(1.30)	(15.41)		(0.40)

Net asset value, end of period	$68.92		$60.15	$63.47	$47.23	$52.09		$73.38

Total Return(c)	19.94%		8.93%	36.29%	(6.97)%	(9.32)%		65.36%

Net assets, end of period (in 000’s)	$42,383		$36,778	$55,616	$34,930	$42,933		$45,484

Ratio of net expenses to average net assets	0.83	%(d)	0.83%	0.83%	0.84%	0.83%		0.83%

Ratio of total expenses to average net assets	0.89	%(d)	0.89%	0.88%	0.89%	0.88%		0.88%

Ratio of net investment income to average net assets	0.94	%(d)	1.47%	1.14%	1.62%	1.10	%(b)	0.88%

Portfolio turnover rate(e)	69%		139%	152%	136%	173%		187%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.15 per share and 0.33% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Equity Insights Fund

	Class A Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of period	$71.72		$69.20	$51.10	$48.39	$72.68		$53.72

Net investment income(a)	0.04		0.22	0.14	0.20	0.33	(b)	0.20

Net realized and unrealized gain (loss)	2.64		12.23	19.39	2.85	(8.80)		21.27

Total from investment operations	2.68		12.45	19.53	3.05	(8.47)		21.47

Distributions to shareholders from net investment income	(0.17)		(0.12)	(0.22)	(0.34)	(0.25)		(0.28)

Distributions to shareholders from net realized gains	(7.88)		(9.81)	(1.21)	–	(15.57)		(2.23)

Total distributions	(8.05)		(9.93)	(1.43)	(0.34)	(15.82)		(2.51)

Net asset value, end of period	$66.35		$71.72	$69.20	$51.10	$48.39		$72.68

Total Return(c)	4.10%		19.64%	38.87%	6.37%	(14.87)%		41.26%

Net assets, end of period (in 000’s)	$371,887		$378,225	$347,175	$276,758	$288,769		$380,721

Ratio of net expenses to average net assets	0.92	%(d)	0.92%	0.92%	0.93%	0.93%		0.93%

Ratio of total expenses to average net assets	0.96	%(d)	0.95%	0.96%	0.97%	0.97%		0.97%

Ratio of net investment income to average net assets	0.13	%(d)	0.34%	0.22%	0.40%	0.62	%(b)	0.31%

Portfolio turnover rate(e)	92%		204%	206%	203%	205%		214%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.13 per share and 0.23% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Equity Insights Fund

	Class C Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of period	$58.04		$58.03	$43.18	$40.94	$64.06		$47.71

Net investment loss(a)	(0.16)		(0.21)	(0.27)	(0.14)	(0.06	)(b)	(0.25)

Net realized and unrealized gain (loss)	2.09		10.03	16.33	2.41	(7.49)		18.83

Total from investment operations	1.93		9.82	16.06	2.27	(7.55)		18.58

Distributions to shareholders from net investment income	–		–	–	(0.03)	–		–

Distributions to shareholders from net realized gains	(7.88)		(9.81)	(1.21)	–	(15.57)		(2.23)

Total distributions	(7.88)		(9.81)	(1.21)	(0.03)	(15.57)		(2.23)

Net asset value, end of period	$52.09		$58.04	$58.03	$43.18	$40.94		$64.06

Total Return(c)	3.72%		18.74%	37.84%	5.56%	(15.50)%		40.22%

Net assets, end of period (in 000’s)	$12,630		$12,878	$14,261	$12,429	$14,311		$19,252

Ratio of net expenses to average net assets	1.67	%(d)	1.67%	1.67%	1.68%	1.68%		1.68%

Ratio of total expenses to average net assets	1.71	%(d)	1.70%	1.71%	1.72%	1.72%		1.72%

Ratio of net investment loss to average net assets	(0.61	)%(d)	(0.40)%	(0.52)%	(0.34)%	(0.13	)%(b)	(0.44)%

Portfolio turnover rate(e)	92%		204%	206%	203%	205%		214%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.13 per share and 0.23% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Equity Insights Fund

	Institutional Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of period	$75.84		$72.61	$53.54	$50.70	$75.37		$55.60

Net investment income(a)	0.17		0.48	0.38	0.41	0.55	(b)	0.45

Net realized and unrealized gain (loss)	2.80		12.89	20.31	2.97	(9.20)		22.02

Total from investment operations	2.97		13.37	20.69	3.38	(8.65)		22.47

Distributions to shareholders from net investment income	(0.39)		(0.33)	(0.41)	(0.54)	(0.45)		(0.47)

Distributions to shareholders from net realized gains	(7.88)		(9.81)	(1.21)	–	(15.57)		(2.23)

Total distributions	(8.27)		(10.14)	(1.62)	(0.54)	(16.02)		(2.70)

Net asset value, end of period	$70.54		$75.84	$72.61	$53.54	$50.70		$75.37

Total Return(c)	4.29%		20.07%	39.37%	6.75%	(14.55)%		41.79%

Net assets, end of period (in 000’s)	$229,745		$329,498	$301,418	$243,864	$253,657		$325,457

Ratio of net expenses to average net assets	0.56	%(d)	0.56%	0.56%	0.57%	0.56%		0.56%

Ratio of total expenses to average net assets	0.60	%(d)	0.59%	0.60%	0.61%	0.60%		0.60%

Ratio of net investment income to average net assets	0.48	%(d)	0.71%	0.58%	0.77%	0.99	%(b)	0.68%

Portfolio turnover rate(e)	92%		204%	206%	203%	205%		214%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.13 per share and 0.23% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Equity Insights Fund

	Service Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of period	$71.04		$68.60	$50.69	$48.01	$72.21		$53.38

Net investment income(a)	–	(b)	0.13	0.09	0.13	0.26	(c)	0.11

Net realized and unrealized gain (loss)	2.62		12.12	19.19	2.82	(8.74)		21.14

Total from investment operations	2.62		12.25	19.28	2.95	(8.48)		21.25

Distributions to shareholders from net investment income	(0.08)		–	(0.16)	(0.27)	(0.15)		(0.19)

Distributions to shareholders from net realized gains	(7.88)		(9.81)	(1.21)	–	(15.57)		(2.23)

Total distributions	(7.96)		(9.81)	(1.37)	(0.27)	(15.72)		(2.42)

Net asset value, end of period	$65.70		$71.04	$68.60	$50.69	$48.01		$72.21

Total Return(d)	4.04%		19.48%	38.68%	6.20%	(14.98)%		41.08%

Net assets, end of period (in 000’s)	$1,109		$2,752	$2,888	$5,082	$4,781		$6,302

Ratio of net expenses to average net assets	1.06	%(e)	1.06%	1.06%	1.07%	1.06%		1.06%

Ratio of total expenses to average net assets	1.10	%(e)	1.09%	1.10%	1.11%	1.10%		1.10%

Ratio of net investment income to average net assets	–	%(e)(f)	0.21%	0.15%	0.26%	0.49	%(c)	0.17%

Portfolio turnover rate(g)	92%		204%	206%	203%	205%		214%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Reflects income recognized from special dividends which amounts to $0.13 per share and 0.23% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)	Amount is less than 0.005%.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Equity Insights Fund

	Investor Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of period	$70.28		$67.97	$50.18	$47.56	$71.70		$53.02

Net investment income(a)	0.12		0.37	0.29	0.35	0.46	(b)	0.36

Net realized and unrealized gain (loss)	2.58		12.01	19.02	2.76	(8.63)		20.96

Total from investment operations	2.70		12.38	19.31	3.11	(8.17)		21.32

Distributions to shareholders from net investment income	(0.32)		(0.26)	(0.31)	(0.49)	(0.40)		(0.41)

Distributions to shareholders from net realized gains	(7.88)		(9.81)	(1.21)	–	(15.57)		(2.23)

Total distributions	(8.20)		(10.07)	(1.52)	(0.49)	(15.97)		(2.64)

Net asset value, end of period	$64.78		$70.28	$67.97	$50.18	$47.56		$71.70

Total Return(c)	4.23%		19.96%	39.20%	6.62%	(14.65)%		41.61%

Net assets, end of period (in 000’s)	$48,249		$54,349	$51,656	$45,491	$87,159		$127,076

Ratio of net expenses to average net assets	0.67	%(d)	0.67%	0.67%	0.68%	0.68%		0.68%

Ratio of total expenses to average net assets	0.71	%(d)	0.70%	0.71%	0.72%	0.72%		0.72%

Ratio of net investment income to average net assets	0.39	%(d)	0.59%	0.48%	0.71%	0.87	%(b)	0.56%

Portfolio turnover rate(e)	92%		204%	206%	203%	205%		214%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.13 per share and 0.23% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Equity Insights Fund

	Class R6 Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of period	$75.74		$72.52	$53.47	$50.64	$75.30		$55.56

Net investment income(a)	0.17		0.48	0.38	0.40	0.52	(b)	0.46

Net realized and unrealized gain (loss)	2.80		12.89	20.30	2.97	(9.15)		21.99

Total from investment operations	2.97		13.37	20.68	3.37	(8.63)		22.45

Distributions to shareholders from net investment income	(0.40)		(0.34)	(0.42)	(0.54)	(0.46)		(0.48)

Distributions to shareholders from net realized gains	(7.88)		(9.81)	(1.21)	–	(15.57)		(2.23)

Total distributions	(8.28)		(10.15)	(1.63)	(0.54)	(16.03)		(2.71)

Net asset value, end of period	$70.43		$75.74	$72.52	$53.47	$50.64		$75.30

Total Return(c)	4.29%		20.10%	39.40%	6.75%	(14.54)%		41.78%

Net assets, end of period (in 000’s)	$46,400		$40,871	$30,122	$20,915	$17,987		$14,142

Ratio of net expenses to average net assets	0.55	%(d)	0.55%	0.55%	0.56%	0.55%		0.55%

Ratio of total expenses to average net assets	0.59	%(d)	0.58%	0.59%	0.60%	0.59%		0.60%

Ratio of net investment income to average net assets	0.51	%(d)	0.71%	0.59%	0.75%	0.95	%(b)	0.69%

Portfolio turnover rate(e)	92%		204%	206%	203%	205%		214%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.13 per share and 0.23% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Equity Insights Fund

	Class R Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of period	$69.77		$67.60	$49.94	$47.07	$71.12		$52.63

Net investment income (loss)(a)	(0.04)		0.06	(0.02)	0.09	0.19	(b)	0.07

Net realized and unrealized gain (loss)	2.56		11.92	18.96	2.78	(8.58)		20.80

Total from investment operations	2.52		11.98	18.94	2.87	(8.39)		20.87

Distributions to shareholders from net investment income	(0.04)		–	(0.07)	–	(0.09)		(0.15)

Distributions to shareholders from net realized gains	(7.88)		(9.81)	(1.21)	–	(15.57)		(2.23)

Total distributions	(7.92)		(9.81)	(1.28)	–	(15.66)		(2.38)

Net asset value, end of period	$64.37		$69.77	$67.60	$49.94	$47.07		$71.12

Total Return(c)	3.97%		19.35%	38.52%	6.10%	(15.08)%		40.91%

Net assets, end of period (in 000’s)	$9,438		$9,043	$8,733	$6,890	$17,488		$22,030

Ratio of net expenses to average net assets	1.17	%(d)	1.17%	1.17%	1.18%	1.18%		1.18%

Ratio of total expenses to average net assets	1.21	%(d)	1.20%	1.21%	1.22%	1.22%		1.22%

Ratio of net investment income (loss) to average net assets	(0.12	)%(d)	0.09%	(0.03)%	0.18%	0.37	%(b)	0.11%

Portfolio turnover rate(e)	92%		204%	206%	203%	205%		214%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.13 per share and 0.23% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Equity Insights Fund

	Class P Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022		2021

Per Share Data

Net asset value, beginning of period	$75.75		$72.53	$53.48	$50.65	$75.31		$55.56

Net investment income(a)	0.17		0.48	0.38	0.41	0.55	(b)	0.46

Net realized and unrealized gain (loss)	2.80		12.89	20.30	2.96	(9.18)		22.00

Total from investment operations	2.97		13.37	20.68	3.37	(8.63)		22.46

Distributions to shareholders from net investment income	(0.40)		(0.34)	(0.42)	(0.54)	(0.46)		(0.48)

Distributions to shareholders from net realized gains	(7.88)		(9.81)	(1.21)	–	(15.57)		(2.23)

Total distributions	(8.28)		(10.15)	(1.63)	(0.54)	(16.03)		(2.71)

Net asset value, end of period	$70.44		$75.75	$72.53	$53.48	$50.65		$75.31

Total Return(c)	4.29%		20.09%	39.40%	6.75%	(14.54)%		41.80%

Net assets, end of period (in 000’s)	$404,486		$367,888	$326,820	$246,177	$289,752		$327,501

Ratio of net expenses to average net assets	0.55	%(d)	0.55%	0.55%	0.56%	0.55%		0.55%

Ratio of total expenses to average net assets	0.59	%(d)	0.58%	0.59%	0.60%	0.59%		0.59%

Ratio of net investment income to average net assets	0.50	%(d)	0.71%	0.59%	0.78%	1.00	%(b)	0.68%

Portfolio turnover rate(e)	92%		204%	206%	203%	205%		214%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.13 per share and 0.23% of average net assets.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements April 30, 2026 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Goldman Sachs Large Cap Growth Insights Fund	A, C, Institutional, Service, Investor, R6, R and P	Non-Diversified

Goldman Sachs Large Cap Value Insights Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Goldman Sachs Small Cap Equity Insights Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Goldman Sachs Small Cap Growth Insights Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Goldman Sachs Small Cap Value Insights Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Goldman Sachs U.S. Equity Insights Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

86

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

Large Cap Growth Insights Fund	Annually	Annually

Large Cap Value Insights Fund	Quarterly	Annually

Small Cap Equity Insights Fund	Annually	Annually

Small Cap Growth Insights Fund	Annually	Annually

Small Cap Value Insights Fund	Annually	Annually

U.S. Equity Insights Fund	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectuses. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within each Fund’s financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant

87

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”) GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Central Government Fund and Goldman Sachs Financial Square Government Fund (“Underlying Money Market Funds”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s financial statements at SEC.gov.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received,

88

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of April 30, 2026:

Large Cap Growth Insights Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$11,771,358	$—	$—

North America	1,634,877,049	—	—

Investment Company	399	—	—

Securities Lending Reinvestment Vehicle	1,384,650	—	—

Total	$ 1,648,033,456	$ —	$ —

Derivative Type

Liabilities

Futures Contracts(b)	$(1,651)	$—	$—

89

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Large Cap Value Insights Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$2,833,273	$—	$—

Europe	4,534,171	—	—

North America	660,278,985	—	—

Investment Company	386	—	—

Securities Lending Reinvestment Vehicle	906,525	—	—

Total	$668,553,340	$—	$—

Derivative Type

Assets

Futures Contracts(b)	$286,449	$—	$—

Small Cap Equity Insights Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$1,951,097	$—	$—

Asia	6,981,646	—	—

Europe	6,981,596	—	—

North America	699,722,563	—	—

Investment Company	3,790,584	—	—

Securities Lending Reinvestment Vehicle	5,848,130	—	—

Total	$725,275,616	$—	$—

Derivative Type

Assets

Futures Contracts(b)	$1,218,943	$—	$—

Small Cap Growth Insights Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$4,755,584	$—	$—

Europe	1,476,725	—	—

North America	275,359,039	—	—

Oceania	47,646	—	—

Investment Company	1,167,395	—	—

Securities Lending Reinvestment Vehicle	3,133,761	—	—

Total	$285,940,150	$—	$—

Derivative Type

Assets

Futures Contracts(b)	$206,604	$—	$—

90

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Small Cap Value Insights Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$5,022,740	$—	$—

Asia	250,150	—	—

Europe	17,988,547	—	—

North America	1,055,697,915	—	—

Investment Company	17,210,631	—	—

Securities Lending Reinvestment Vehicle	16,294,300	—	—

Total	$1,112,464,283	$—	$—

Derivative Type

Assets

Futures Contracts(b)	$254,763	$—	$—

U.S. Equity Insights Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$7,861,422	$—	$—

North America	1,104,129,718	—	—

Securities Lending Reinvestment Vehicle	1,212,525	—	—

Total	$1,113,203,665	$—	$—

Derivative Type

Assets

Futures Contracts(b)	$724,462	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of April 30, 2026. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Large Cap Growth Insights Fund

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Equity	Variation margin on futures contracts	$—	Variation margin on futures contracts	$(1,651)

91

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

Large Cap Value Insights Fund

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Equity	Variation margin on futures contracts	$286,449	Variation margin on futures contracts	$—

Small Cap Equity Insights Fund

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Equity	Variation margin on futures contracts	$1,218,943	Variation margin on futures contracts	$—

Small Cap Growth Insights Fund

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Equity	Variation margin on futures contracts	$206,604	Variation margin on futures contracts	$—

Small Cap Value Insights Fund

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Equity	Variation margin on futures contracts	$254,763	Variation margin on futures contracts	$—

U.S. Equity Insights Fund

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Equity	Variation margin on futures contracts	$724,462	Variation margin on futures contracts	$—

[1]

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only the variation margin as of April 30, 2026 is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended April 30, 2026. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

92

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

Large Cap Growth Insights Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$756,388	$(65,094)

Large Cap Value Insights Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	297,765	(1,320)

Small Cap Equity Insights Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	898,686	1,231,075

Small Cap Growth Insights Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(110,253)	213,365

Small Cap Value Insights Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$2,634,612	$108,096

U.S. Equity Insights Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(443,236)	462,059

93

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

For the six months ended April 30, 2026, the relevant values for each derivative type were as follows:

Fund	Average Number of Contracts(a)

Large Cap Growth Insights Fund	59

Large Cap Value Insights Fund	27

Small Cap Equity Insights Fund	87

Small Cap Growth Insights Fund	31

Small Cap Value Insights Fund	151

U.S. Equity Insights Fund	35

(a)

Amounts disclosed represent average number of contracts, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the six months ended April 30, 2026.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended April 30, 2026, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate						Effective Net Management Rate^
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate

Large Cap Growth Insights Fund	0.52%	0.47%	0.44%	0.44%	0.43%	0.50%	0.50%

Large Cap Value Insights Fund	0.52	0.47	0.44	0.44	0.43	0.52	0.52

Small Cap Equity Insights Fund	0.80	0.80	0.72	0.68	0.67	0.80	0.80

Small Cap Growth Insights Fund	0.80	0.80	0.72	0.68	0.67	0.80	0.80

Small Cap Value Insights Fund	0.80	0.80	0.72	0.68	0.67	0.80	0.80

U.S. Equity Insights Fund	0.52	0.47	0.44	0.44	0.43	0.51	0.51

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any.

The Large Cap Growth Insights, Large Cap Value Insights, Small Cap Equity Insights, Small Cap Growth Insights, Small Cap Value Insights and U.S. Equity Insights Funds invest in Institutional Shares of the Underlying Money Market Fund, which is an affiliated underlying fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated underlying funds in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions

94

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

in the Underlying Money Market Fund. For the six months ended April 30, 2026, the management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived

Large Cap Growth Insights Fund	$4,465

Large Cap Value Insights Fund	2,936

Small Cap Equity Insights Fund	3,858

Small Cap Growth Insights Fund	3,136

Small Cap Value Insights Fund	3,623

U.S. Equity Insights Fund	838

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C	Service	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended April 30, 2026, Goldman Sachs retained the following amounts:

95

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Front End Sales Charge	Contingent Deferred Sales Charge

Fund	Class A	Class C

Large Cap Growth Insights Fund	$7,872	$—

Large Cap Value Insights Fund	650	145

Small Cap Equity Insights Fund	2,300	141

Small Cap Growth Insights Fund	2,856	—

Small Cap Value Insights Fund	449	—

U.S. Equity Insights Fund	3,274	179

D.  Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets are 0.004%. These Other Expense limitations will remain in place through at least February 28, 2027, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended April 30, 2026, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Other Expense Reimbursements	Total Expense Reductions

Large Cap Growth Insights Fund	$4,465	$259,529	$263,994

Large Cap Value Insights Fund	2,936	204,799	207,735

Small Cap Equity Insights Fund	3,858	248,477	252,335

Small Cap Growth Insights Fund	3,136	167,849	170,985

Small Cap Value Insights Fund	3,623	238,915	242,538

U.S. Equity Insights Fund	838	241,579	242,417

96

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

G. Line of Credit Facility — As of April 30, 2026, the Funds participated in a $1,550,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended April 30, 2026, the Funds did not have any borrowings under the facility. Prior to April 10, 2026, the facility was $1,300,000,000.

H. Other Transactions with Affiliates — For the six months ended April 30, 2026, Goldman Sachs earned $358 and $204 in brokerage commissions from portfolio transactions, including futures transactions, on behalf of the Small Cap Equity Insights Fund and Small Cap Growth Insights Fund, respectively.

As of April 30, 2026, the following Goldman Sachs funds were beneficial owners of 5% or more of total outstanding shares of the following Funds:

Fund	Goldman Sachs Dynamic Global Equity	Goldman Sachs Growth and Income Strategy Portfolio	Goldman Sachs Growth Strategy Portfolio	Goldman Sachs Balanced Strategy Portfolio

Large Cap Growth Insights Fund	–%	6%	8%	–%

Large Cap Value Insights Fund	11	16	22	6

The following table provides information about the Funds’ investments in the Underlying Money Market Fund as of and for the six months ended April 30, 2026:

Large Cap Growth Insights Fund

Underlying Fund	Beginning value as of October 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of April 30, 2026	Shares as of April 30, 2026	Dividend Income

Goldman Sachs Central Government Fund - Institutional Shares
	$–	$3,956,593	$(3,956,194)	$399	399	$399

Goldman Sachs Financial Square Government Fund - Institutional Shares
	–	88,971,829	(88,971,829)	–	–	107,754

Total	$–	$92,928,422	$(92,928,023)	$399		$108,153

Large Cap Value Insights Fund

Underlying Fund	Beginning value as of October 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of April 30, 2026	Shares as of April 30, 2026	Dividend Income

Goldman Sachs Central Government Fund - Institutional Shares
	–	3,824,125	(3,823,739)	386	386	386

Goldman Sachs Financial Square Government Fund - Institutional Shares
	2,291,221	48,840,300	(51,131,521)	–	–	64,634

Total	$2,291,221	$52,664,425	$(54,955,260)	$386		$65,020

97

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Small Cap Equity Insights Fund

Underlying Fund	Beginning value as of October 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of April 30, 2026	Shares as of April 30, 2026	Dividend Income

Goldman Sachs Central Government Fund - Institutional Shares
	$–	$4,276,157	$(485,573)	$3,790,584	3,790,584	$1,245

Goldman Sachs Financial Square Government Fund - Institutional Shares
	2,766,768	96,642,197	(99,408,965)	–	–	84,534

Total	$2,766,768	$100,918,354	$(99,894,538)	$3,790,584		$85,779

Small Cap Growth Insights Fund

Underlying Fund	Beginning value as of October 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of April 30, 2026	Shares as of April 30, 2026	Dividend Income

Goldman Sachs Central Government Fund - Institutional Shares
	–	1,836,093	(668,698)	1,167,395	1,167,395	430

Goldman Sachs Financial Square Government Fund - Institutional Shares
	873,895	136,956,048	(137,829,943)	–	–	49,137

Total	$873,895	$138,792,141	$(138,498,641)	$1,167,395		$49,567

Small Cap Value Insights Fund

Underlying Fund	Beginning value as of October 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of April 30, 2026	Shares as of April 30, 2026	Dividend Income

Goldman Sachs Central Government Fund - Institutional Shares
	–	23,704,908	(6,494,277)	17,210,631	17,210,631	5,709

Goldman Sachs Financial Square Government Fund - Institutional Shares
	592	98,746,613	(98,747,205)	–	–	81,498

Total	$592	$122,451,521	$(105,241,482)	$17,210,631		$87,207

U.S. Equity Insights Fund

Underlying Fund	Beginning value as of October 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of April 30, 2026	Shares as of April 30, 2026	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	–	28,797,805	(28,797,805)	–	–	18,976

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the period ended April 30, 2026, were as follows:

98

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

6. PORTFOLIO SECURITIES TRANSACTIONS (continued)

Fund	Purchases	Sales

Large Cap Growth Insights Fund	$1,562,445,640	$1,514,648,821

Large Cap Value Insights Fund	616,140,057	576,067,925

Small Cap Equity Insights Fund	520,460,606	411,537,254

Small Cap Growth Insights Fund	232,430,186	153,766,399

Small Cap Value Insights Fund	721,391,933	633,189,845

U.S. Equity Insights Fund	1,039,746,672	1,154,487,870

7. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of April 30, 2026, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

99

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

7. SECURITIES LENDING (continued)

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities. The amounts earned by the Funds for the six months ended April 30, 2026 are reported under Investment Income on the Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the six months ended April 30, 2026

Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Funds from Lending to Goldman Sachs	Amounts Payable to Goldman Sachs Upon Return of Securities Loaned as of April 30, 2026

Large Cap Growth Insights Fund	$241	$—	$—

Large Cap Value Insights Fund	14	—	—

Small Cap Equity Insights Fund	2,915	561	666,701

Small Cap Growth Insights Fund	4,991	857	—

Small Cap Value Insights Fund	2,899	1,048	2,029,090

U.S. Equity Insights Fund	31	—	—

The following table provides information about the Funds’ investments in the Government Money Market Fund for the six months ended April 30, 2026.

Fund	Beginning value as of October 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of April 30, 2026

Large Cap Growth Insights Fund	$—	$20,070,125	$(18,685,475)	$1,384,650

Large Cap Value Insights Fund	—	1,841,085	(934,560)	906,525

Small Cap Equity Insights Fund	2,990,120	44,073,688	(41,215,678)	5,848,130

Small Cap Growth Insights Fund	1,758,974	25,036,257	(23,661,470)	3,133,761

Small Cap Value Insights Fund	4,832,198	77,560,910	(66,098,808)	16,294,300

U.S. Equity Insights Fund	—	7,867,585	(6,655,060)	1,212,525

8. TAX INFORMATION

As of the Funds’ most recent fiscal year end, October 31, 2025, the Funds’ certain timing differences on a tax basis were as follows:

	Large Cap Growth Insights Fund	Large Cap Value Insights Fund	Small Cap Equity Insights Fund

Timing differences — Qualified Late Year Loss Deferral	$(1,429,725)	$—	$—

	Small Cap Growth Insights Fund	Small Cap Value Insights Fund	U.S. Equity Insights Fund

Timing differences — Qualified Late Year Loss Deferral	$(198,918)	$—	$—

100

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

8. TAX INFORMATION (continued)

As of April 30, 2026, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Large Cap Growth Insights Fund	Large Cap Value Insights Fund	Small Cap Equity Insights Fund

Tax Cost	$869,486,503	$577,764,286	$602,430,920

Gross unrealized gain	801,759,314	107,499,680	152,207,543

Gross unrealized loss	(23,212,361)	(16,710,626)	(29,362,847)

Net unrealized gain (loss)	$778,546,953	$90,789,054	$122,844,696

	Small Cap Growth Insights Fund	Small Cap Value Insights Fund	U.S. Equity Insights Fund

Tax Cost	$230,588,360	$941,563,751	$732,069,866

Gross unrealized gain	67,240,393	207,856,162	402,133,229

Gross unrealized loss	(11,888,603)	(36,955,630)	(20,999,430)

Net unrealized gain (loss)	$55,351,790	$170,900,532	$381,133,799

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures contracts, and differences in the tax treatment of passive foreign investment company investments and underlying fund investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles. Value investing is an example of an investment style. Value stocks are those believed to be undervalued in comparison to their peers, due to market, company-specific or other factors.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Management Risk — A strategy used by the Investment Adviser may fail to produce the intended results.

101

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

9. OTHER RISKS (continued)

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/ or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Large Cap Growth Insights Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Turnover Rate Risk — A high rate of portfolio turnover may involve correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. OTHER MATTERS

The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-09, Income Taxes (Topic 740)—

Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations.

12. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

102

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

13. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Large Cap Growth Insights Fund

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Fiscal Year Ended October 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	1,151,971	$36,574,048	1,098,870	$34,881,233

Reinvestment of distributions	506,249	16,802,398	754,303	23,888,771

Shares redeemed	(1,241,907)	(39,439,639)	(1,508,960)	(47,499,365)

	416,313	13,936,807	344,213	11,270,639

Class C Shares

Shares sold	47,589	993,144	177,830	3,655,499

Reinvestment of distributions	109,346	2,313,750	192,714	4,091,315

Shares redeemed	(246,188)	(4,977,596)	(570,797)	(12,019,559)

	(89,253)	(1,670,702)	(200,253)	(4,272,745)

Institutional Shares

Shares sold	1,353,039	49,532,571	2,002,229	67,316,709

Reinvestment of distributions	543,394	20,105,580	749,220	26,164,098

Shares redeemed	(1,177,576)	(42,351,464)	(2,596,078)	(89,158,514)

	718,857	27,286,687	155,371	4,322,293

Service Shares

Shares sold	59,175	1,741,155	170,056	5,214,511

Reinvestment of distributions	25,187	791,874	40,839	1,232,111

Shares redeemed	(130,418)	(3,790,979)	(270,038)	(7,993,622)

	(46,056)	(1,257,950)	(59,143)	(1,547,000)

Investor Shares

Shares sold	2,296,461	71,736,568	2,261,258	70,527,314

Reinvestment of distributions	516,604	16,727,642	755,444	23,328,120

Shares redeemed	(1,170,385)	(36,507,623)	(3,208,411)	(97,357,884)

	1,642,680	51,956,587	(191,709)	(3,502,450)

Class R6 Shares

Shares sold	2,180,670	76,124,846	5,956,221	207,408,484

Reinvestment of distributions	1,185,396	43,776,682	1,510,444	52,658,286

Shares redeemed	(1,768,796)	(63,172,848)	(3,791,014)	(129,736,569)

	1,597,270	56,728,680	3,675,651	130,330,201

Class R Shares

Shares sold	115,267	3,408,367	240,287	6,940,932

Reinvestment of distributions	87,994	2,665,357	146,648	4,280,646

Shares redeemed	(170,470)	(5,066,627)	(494,263)	(14,320,543)

	32,791	1,007,097	(107,328)	(3,098,965)

Class P Shares

Shares sold	256,229	9,068,826	297,772	10,608,452

Reinvestment of distributions	179,437	6,619,413	245,984	8,568,200

Shares redeemed	(193,688)	(6,944,145)	(329,191)	(11,191,572)

	241,978	8,744,094	214,565	7,985,080

NET INCREASE IN SHARES	4,514,580	$156,731,300	3,831,367	$141,487,053

103

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

13. SUMMARY OF SHARE TRANSACTIONS (continued)

	Large Cap Value Insights Fund

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Fiscal Year Ended October 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	91,886	$2,339,846	133,628	$3,190,660

Reinvestment of distributions	120,350	3,001,435	269,499	6,474,002

Shares redeemed	(194,579)	(4,988,444)	(476,141)	(11,417,384)

	17,657	352,837	(73,014)	(1,752,722)

Class C Shares

Shares sold	16,565	420,787	24,645	577,669

Reinvestment of distributions	17,169	422,118	42,555	1,007,993

Shares redeemed	(34,008)	(850,853)	(111,640)	(2,681,045)

	(274)	(7,948)	(44,440)	(1,095,383)

Institutional Shares

Shares sold	427,720	10,869,748	671,886	15,663,496

Reinvestment of distributions	129,194	3,214,905	211,111	5,062,196

Shares redeemed	(244,926)	(6,256,181)	(881,702)	(20,942,465)

	311,988	7,828,472	1,295	(216,773)

Service Shares

Shares sold	12,188	314,713	21,684	543,148

Reinvestment of distributions	6,493	163,194	14,026	339,331

Shares redeemed	(14,544)	(372,103)	(25,599)	(620,346)

	4,137	105,804	10,111	262,133

Investor Shares

Shares sold	1,953,545	49,859,427	1,411,049	34,103,172

Reinvestment of distributions	185,935	4,607,195	339,319	8,104,589

Shares redeemed	(309,166)	(7,899,791)	(1,691,666)	(38,665,811)

	1,830,314	46,566,831	58,702	3,541,950

Class R6 Shares

Shares sold	640,623	16,357,163	6,770,035	169,482,741

Reinvestment of distributions	944,719	23,499,127	1,294,771	31,046,440

Shares redeemed	(990,408)	(25,672,801)	(466,174)	(11,303,593)

	594,934	14,183,489	7,598,632	189,225,588

Class R Shares

Shares sold	7,635	193,226	27,282	669,331

Reinvestment of distributions	11,583	285,717	26,614	632,407

Shares redeemed	(11,092)	(280,130)	(63,569)	(1,452,906)

	8,126	198,813	(9,673)	(151,168)

Class P Shares

Shares sold	43,846	1,124,350	76,970	1,797,159

Reinvestment of distributions	129,886	3,229,560	257,650	6,173,357

Shares redeemed	(66,093)	(1,677,613)	(206,379)	(4,723,121)

	107,639	2,676,297	128,241	3,247,395

NET INCREASE IN SHARES	2,874,521	$71,904,595	7,669,854	$193,061,020

104

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

13. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small Cap Equity Insights Fund

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Fiscal Year Ended October 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	355,086	$10,005,523	194,668	$5,488,267

Reinvestment of distributions	105,379	2,977,044	131,314	3,627,477

Shares redeemed	(132,520)	(3,808,359)	(358,607)	(9,819,282)

	327,945	9,174,208	(32,625)	(703,538)

Class C Shares

Shares sold	40,756	826,794	39,894	790,730

Reinvestment of distributions	25,484	516,759	35,079	723,886

Shares redeemed	(51,236)	(1,048,485)	(94,383)	(1,885,890)

	15,004	295,068	(19,410)	(371,274)

Institutional Shares

Shares sold	1,616,094	49,905,307	1,171,611	33,701,025

Reinvestment of distributions	445,348	13,581,749	483,795	14,321,475

Shares redeemed	(903,563)	(27,798,294)	(1,043,699)	(29,668,812)

	1,157,879	35,688,762	611,707	18,353,688

Service Shares

Shares sold	4,112	113,084	12,785	320,504

Reinvestment of distributions	4,318	117,879	4,429	118,634

Shares redeemed	(15,737)	(446,840)	(12,693)	(310,541)

	(7,307)	(215,877)	4,521	128,597

Investor Shares

Shares sold	1,596,062	45,803,237	1,560,416	42,514,198

Reinvestment of distributions	252,834	7,097,931	207,785	5,709,456

Shares redeemed	(363,040)	(10,438,611)	(1,169,556)	(30,857,588)

	1,485,856	42,462,557	598,645	17,366,066

Class R6 Shares

Shares sold	1,728,890	54,143,070	411,538	11,846,153

Reinvestment of distributions	299,860	9,145,879	312,677	9,254,708

Shares redeemed	(190,012)	(5,902,477)	(431,292)	(12,936,700)

	1,838,738	57,386,472	292,923	8,164,161

Class R Shares

Shares sold	49,906	1,365,515	44,018	1,104,702

Reinvestment of distributions	17,623	474,525	19,194	508,366

Shares redeemed	(33,971)	(936,581)	(41,317)	(1,048,727)

	33,558	903,459	21,895	564,341

Class P Shares

Shares sold	728,083	22,627,218	1,730,671	43,336,798

Reinvestment of distributions	579,265	17,657,228	544,760	16,118,834

Shares redeemed	(837,873)	(25,906,615)	(1,259,700)	(37,753,507)

	469,475	14,377,831	1,015,731	21,702,125

NET INCREASE IN SHARES	5,321,148	$160,072,480	2,493,387	$65,204,166

105

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

13. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small Cap Growth Insights Fund

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Fiscal Year Ended October 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	292,001	$5,580,368	231,568	$3,992,445

Reinvestment of distributions	152,943	2,849,332	19,147	332,971

Shares redeemed	(186,737)	(3,510,065)	(431,161)	(7,418,328)

	258,207	4,919,635	(180,446)	(3,092,912)

Class C Shares

Shares sold	3,222	100,798	10,725	307,160

Reinvestment of distributions	3,905	120,403	—	—

Shares redeemed	(11,452)	(352,291)	(46,900)	(1,256,560)

	(4,325)	(131,090)	(36,175)	(949,400)

Institutional Shares

Shares sold	4,921,466	156,572,150	906,850	25,146,534

Reinvestment of distributions	74,804	2,376,531	7,939	227,460

Shares redeemed	(3,723,037)	(117,243,323)	(446,598)	(12,313,353)

	1,273,233	41,705,358	468,191	13,060,641

Investor Shares

Shares sold	391,982	8,346,539	336,971	6,429,111

Reinvestment of distributions	76,063	1,599,596	10,081	195,776

Shares redeemed	(170,561)	(3,628,736)	(263,406)	(4,846,551)

	297,484	6,317,399	83,646	1,778,336

Class R6 Shares

Shares sold	1,266,772	40,123,749	236,776	6,927,334

Reinvestment of distributions	25,237	803,778	2,440	70,041

Shares redeemed	(110,683)	(3,582,078)	(89,645)	(2,481,363)

	1,181,326	37,345,449	149,571	4,516,012

Class R Shares

Shares sold	48,523	756,697	381,012	5,196,409

Reinvestment of distributions	50,653	786,634	2,688	39,647

Shares redeemed	(96,106)	(1,560,898)	(135,473)	(1,920,934)

	3,070	(17,567)	248,227	3,315,122

Class P Shares

Shares sold	16,460	520,829	128,117	3,505,981

Reinvestment of distributions	45,326	1,442,739	7,560	216,902

Shares redeemed	(6,184)	(196,607)	(142,545)	(3,244,724)

	55,602	1,766,961	(6,868)	478,159

NET INCREASE IN SHARES	3,064,597	$91,906,145	726,146	$19,105,958

106

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

13. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small Cap Value Insights Fund

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Fiscal Year Ended October 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	166,734	$6,102,695	279,269	$9,410,875

Reinvestment of distributions	234,199	8,454,596	667,658	23,528,461

Shares redeemed	(245,068)	(8,980,593)	(668,869)	(22,578,133)

	155,865	5,576,698	278,058	10,361,203

Class C Shares

Shares sold	25,173	330,375	23,676	309,945

Reinvestment of distributions	29,190	378,391	82,974	1,181,331

Shares redeemed	(28,876)	(370,845)	(110,898)	(1,469,623)

	25,487	337,921	(4,248)	21,653

Institutional Shares

Shares sold	1,109,755	73,096,498	1,334,213	74,350,238

Reinvestment of distributions	212,715	13,239,809	781,623	46,115,007

Shares redeemed	(555,765)	(35,279,984)	(2,855,808)	(149,923,675)

	766,705	51,056,323	(739,972)	(29,458,430)

Investor Shares

Shares sold	2,187,016	83,358,754	1,335,419	43,983,573

Reinvestment of distributions	205,261	7,355,277	583,845	20,454,687

Shares redeemed	(922,337)	(34,243,728)	(1,732,802)	(58,268,285)

	1,469,940	56,470,303	186,462	6,169,975

Class R6 Shares

Shares sold	1,213,059	78,155,158	911,116	50,542,145

Reinvestment of distributions	229,315	14,265,034	762,821	44,987,854

Shares redeemed	(609,247)	(38,491,133)	(1,857,158)	(103,314,341)

	833,127	53,929,059	(183,221)	(7,784,342)

Class R Shares

Shares sold	65,546	2,300,358	132,752	4,319,705

Reinvestment of distributions	46,255	1,587,308	136,311	4,579,142

Shares redeemed	(102,124)	(3,586,703)	(208,045)	(6,524,114)

	9,677	300,963	61,018	2,374,733

Class P Shares

Shares sold	15,883	1,018,045	87,505	4,701,654

Reinvestment of distributions	28,432	1,768,342	131,155	7,733,635

Shares redeemed	(40,848)	(2,592,161)	(483,427)	(26,763,357)

	3,467	194,226	(264,767)	(14,328,068)

NET INCREASE (DECREASE) IN SHARES	3,264,268	$167,865,493	(666,670)	$(32,643,276)

107

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

13. SUMMARY OF SHARE TRANSACTIONS (continued)

	U.S. Equity Insights Fund

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Fiscal Year Ended October 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	85,475	$5,493,245	158,650	$10,118,261

Reinvestment of distributions	619,176	39,898,733	726,334	46,805,971

Shares redeemed	(373,524)	(24,310,826)	(628,723)	(40,500,129)

	331,127	21,081,152	256,261	16,424,103

Class C Shares

Shares sold	8,170	422,899	10,526	569,139

Reinvestment of distributions	34,166	1,729,166	44,886	2,352,008

Shares redeemed	(21,757)	(1,108,615)	(79,321)	(4,236,220)

	20,579	1,043,450	(23,909)	(1,315,073)

Institutional Shares

Shares sold	428,529	30,191,235	718,772	47,942,144

Reinvestment of distributions	525,362	36,028,951	613,883	41,821,537

Shares redeemed	(2,041,586)	(138,221,046)	(1,139,516)	(77,241,683)

	(1,087,695)	(72,000,860)	193,139	12,521,998

Service Shares

Shares sold	337	21,816	3,263	203,542

Reinvestment of distributions	4,110	261,991	5,643	359,949

Shares redeemed	(26,309)	(1,684,078)	(12,269)	(707,543)

	(21,862)	(1,400,271)	(3,363)	(144,052)

Investor Shares

Shares sold	22,296	1,435,578	163,977	10,217,604

Reinvestment of distributions	97,921	6,166,622	119,292	7,533,105

Shares redeemed	(148,752)	(9,510,372)	(269,868)	(17,446,954)

	(28,535)	(1,908,172)	13,401	303,755

Class R6 Shares

Shares sold	155,619	10,666,653	234,379	16,348,703

Reinvestment of distributions	64,545	4,419,818	62,554	4,255,892

Shares redeemed	(101,007)	(6,969,186)	(172,642)	(11,792,068)

	119,157	8,117,285	124,291	8,812,527

Class R Shares

Shares sold	6,861	431,761	21,119	1,359,612

Reinvestment of distributions	16,251	1,015,104	17,959	1,126,218

Shares redeemed	(6,112)	(389,106)	(38,657)	(2,571,103)

	17,000	1,057,759	421	(85,273)

Class P Shares

Shares sold	680,585	45,804,463	532,677	35,636,828

Reinvestment of distributions	589,347	40,363,024	679,964	46,268,703

Shares redeemed	(384,685)	(26,404,807)	(862,009)	(57,615,613)

	885,247	59,762,680	350,632	24,289,918

NET INCREASE IN SHARES	235,018	$15,753,023	910,873	$60,807,903

108

(This page intentionally left blank)

(This page intentionally left blank)

(This page intentionally left blank)

TRUSTEES OFFICERS Gregory G. Weaver, Chair James A. McNamara, President and Principal Executive Officer Cheryl K. Beebe Joseph F. DiMaria, Principal Financial Officer, Dwight L. Bush Principal Accounting Officer and Treasurer Kathryn A. Cassidy Robert Griffith, Secretary John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener Brian J. Wildman GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 © 2026 Goldman Sachs. All rights reserved. DOMINSAR-26

Goldman Sachs Funds Semi-Annual Financial Statements April 30, 2026 Goldman Sachs Fundamental Equity International Funds Goldman Sachs China Equity Fund Goldman Sachs Emerging Markets Equity Fund Goldman Sachs International Equity ESG Fund Goldman Sachs International Equity Income Fund

Goldman Sachs Fundamental Equity International Funds

GOLDMAN SACHS CHINA EQUITY FUND

Schedule of Investments April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%

China – 93.5%
176,176	Alibaba Group Holding Ltd. (Consumer Discretionary Distribution & Retail)	$2,903,559
11,169	Anji Microelectronics Technology Shanghai Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	412,074
35,600	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	372,946
25,850	Baidu, Inc., Class A (Media & Entertainment)*	408,198
314,200	Bank of Jiangsu Co. Ltd., Class A (Banks)	519,114
144,975	Bank of Ningbo Co. Ltd., Class A (Banks)	704,581
4,900	Busy Ming Group Co. Ltd., Class H (Consumer Staples Distribution & Retail)*	275,362
16,598	BYD Co. Ltd., Class A (Automobiles & Components)	251,885
35,300	BYD Co. Ltd., Class H (Automobiles & Components)	469,567
2,805	Cambricon Technologies Corp. Ltd., Class A (Semiconductors & Semiconductor Equipment)*	705,748
711,699	China Construction Bank Corp., Class A (Banks)	1,035,869
986,000	China Construction Bank Corp., Class H (Banks)	1,112,997
135,000	China Merchants Bank Co. Ltd., Class A (Banks)	757,169
67,500	China Merchants Bank Co. Ltd., Class H (Banks)	408,547
71,400	China Resources Mixc Lifestyle Services Ltd. (Real Estate Management & Development)(a)	431,226
142,400	China Tower Corp. Ltd., Class H (Telecommunication Services)(a)	201,797
124,100	China Yangtze Power Co. Ltd., Class A (Utilities)	496,309
85,789	CITIC Securities Co. Ltd., Class A (Financial Services)	343,134
71,500	CITIC Securities Co. Ltd., Class H (Financial Services)	253,856
23,829	Contemporary Amperex Technology Co. Ltd., Class A (Capital Goods)	1,530,152
37,800	COSCO SHIPPING Energy Transportation Co. Ltd., Class A (Energy)	119,305
36,000	COSCO SHIPPING Energy Transportation Co. Ltd., Class H (Energy)	83,835
98,300	East Money Information Co. Ltd., Class A (Financial Services)	294,316

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
45,700	Foxconn Industrial Internet Co. Ltd., Class A (Technology Hardware & Equipment)	$424,459
12,700	GigaDevice Semiconductor, Inc., Class A (Semiconductors & Semiconductor Equipment)	590,482
54,500	H World Group Ltd. (Consumer Services)	281,391
4,773	H World Group Ltd. ADR (Consumer Services)	246,478
110,600	Huaxin Building Materials Group Co. Ltd., Class A (Materials)	348,253
52,770	Hubei Dinglong Co. Ltd., Class A (Materials)	484,452
36,679	Jiangsu Hengli Hydraulic Co. Ltd., Class A (Capital Goods)	567,857
55,938	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)	443,213
3,600	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)	30,018
97,600	Jiangsu Zhongtian Technology Co. Ltd., Class A (Capital Goods)	476,407
111,200	JL Mag Rare-Earth Co. Ltd., Class H (Capital Goods)	277,207
120,000	Kingdee International Software Group Co. Ltd. (Software & Services)*	132,760
1,500	Knowledge Atlas Technology JSC Ltd., Class H (Software & Services)*	171,431
6,119	Kweichow Moutai Co. Ltd., Class A (Food, Beverage & Tobacco)	1,240,407
1,900	Laopu Gold Co. Ltd., Class H (Consumer Durables & Apparel)	135,658
26,500	Mao Geping Cosmetics Co. Ltd., Class H (Household & Personal Products)	243,770
21,990	Meituan, Class B (Consumer Services)*(a)	236,595
1,680	Minimax Group, Inc. (Software & Services)*	156,961
87,100	Minth Group Ltd. (Automobiles & Components)	380,913
21,594	Montage Technology Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	554,731
10,940	NAURA Technology Group Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	865,794
24,400	NetEase, Inc. (Media & Entertainment)	571,184

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS CHINA EQUITY FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
100,900	PetroChina Co. Ltd., Class A (Energy)	$180,622
588,000	PetroChina Co. Ltd., Class H (Energy)	906,998
254,000	PICC Property & Casualty Co. Ltd., Class H (Insurance)	458,816
59,700	Ping An Insurance Group Co. of China Ltd., Class A (Insurance)	520,677
65,000	Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	528,327
117,294	Qinghai Salt Lake Industry Co. Ltd., Class A (Materials)*	680,171
153,814	Sany Heavy Industry Co. Ltd., Class A (Capital Goods)	459,633
29,600	Sany Heavy Industry Co. Ltd., Class H (Capital Goods)*	82,652
25,700	Shanghai Conant Optical Co. Ltd., Class H (Health Care Equipment & Services)	154,676
19,800	Shenzhen Edge Medical Co. Ltd., Class H (Health Care Equipment & Services)*	134,252
4,600	Shenzhen Han’s CNC Technology Co. Ltd., Class A (Capital Goods)	124,300
7,500	Shenzhen Han’s CNC Technology Co. Ltd., Class H (Capital Goods)*	134,344
25,700	Shenzhen Inovance Technology Co. Ltd., Class A (Capital Goods)	259,144
22,600	Sieyuan Electric Co. Ltd., Class A (Capital Goods)	647,429
21,100	Sigenergy Technology Co. Ltd., Class H (Capital Goods)*	1,535,525
13,000	Sungrow Power Supply Co. Ltd., Class A (Capital Goods)	264,461
54,700	Tencent Holdings Ltd. (Media & Entertainment)	3,322,055
45,700	Universal Scientific Industrial Shanghai Co. Ltd., Class A (Technology Hardware & Equipment)	254,668
10,400	Victory Giant Technology Huizhou Co. Ltd., Class A (Technology Hardware & Equipment)	508,422
3,800	Victory Giant Technology Huizhou Co. Ltd., Class H (Technology Hardware & Equipment)*	154,959
28,128	WuXi AppTec Co. Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)(a)	494,150
27,400	Wuxi Lead Intelligent Equipment Co. Ltd., Class A (Capital Goods)	223,735

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
16,500	WuXi XDC Cayman, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	$125,288
8,550	Yum China Holdings, Inc. (Consumer Services)	418,379
124,870	Yunnan Aluminium Co. Ltd., Class A (Materials)	587,260
7,400	Zhongji Innolight Co. Ltd., Class A (Technology Hardware & Equipment)	934,747
206,000	Zijin Mining Group Co. Ltd., Class H (Materials)	956,664
11,500	ZTO Express Cayman, Inc. (Transportation)	291,397

		38,295,718

Hong Kong – 1.6%
1,201	Hong Kong Exchanges & Clearing Ltd. (Financial Services)	63,969
26,500	Insilico Medicine Cayman TopCo (Pharmaceuticals, Biotechnology & Life Sciences)*	216,882
12,000	Jiaxin International Resources Investment Ltd. (Materials)*	127,046
14,013	Zijin Gold International Co. Ltd. (Materials)*	276,806

		684,703

Taiwan – 3.6%
6,000	Accton Technology Corp. (Technology Hardware & Equipment)	439,420
10,000	Chroma ATE, Inc. (Technology Hardware & Equipment)	683,303
2,000	Jentech Precision Industrial Co. Ltd. (Semiconductors & Semiconductor Equipment)	348,192

		1,470,915

United States – 1.1%
20,600	BeOne Medicines Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)*	467,603

TOTAL INVESTMENTS – 99.8% (Cost $28,134,456)		$40,918,939

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		68,679

NET ASSETS – 100.0%		$40,987,618

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CHINA EQUITY FUND

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

Investment Abbreviations:
ADR	—American Depositary Receipt

Sector Name	% of Market Value

Information Technology	18.0%

Financials	17.1

Industrials	16.8

Consumer Discretionary	13.9

Communication Services	11.0

Materials	8.4

Health Care	5.1

Consumer Staples	4.3

Energy	3.2

Utilities	1.2

Real Estate	1.0

TOTAL INVESTMENTS	100.0%

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At April 30, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased	Currency Sold	Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.
	HKD 191,764	USD 24,470	5/4/2026	$14
	HKD 156,683	USD 20,001	5/5/2026	4

TOTAL				$18

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 97.9%

Brazil – 5.5%
2,231,500	Axia Energia SA (Utilities)	$27,962,473
1,338,500	Banco BTG Pactual SA (Financial Services)	16,039,943
189,178	Embraer SA ADR (Capital Goods)	11,861,461
1,556,600	Localiza Rent a Car SA (Transportation)	14,431,824
8,611	MercadoLibre, Inc. (Consumer Discretionary Distribution & Retail)*	15,436,337
3,065,496	NU Holdings Ltd., Class A (Banks)*	44,388,382
662,067	PicS NV (Financial Services)*(a)	8,004,390
2,805,314	Raia Drogasil SA (Consumer Staples Distribution & Retail)	12,429,538
254,232	Wheaton Precious Metals Corp. (Materials)	32,150,179

		182,704,527

China – 22.8%
6,245,724	Alibaba Group Holding Ltd. (Consumer Discretionary Distribution & Retail)	102,935,865
144,014	Anji Microelectronics Technology Shanghai Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	5,313,314
18,590,095	China Construction Bank Corp., Class A (Banks)	27,057,643
6,679,000	China Merchants Bank Co. Ltd., Class H (Banks)	40,424,917
613,171	Contemporary Amperex Technology Co. Ltd., Class A (Capital Goods)	39,374,075
3,524,800	COSCO SHIPPING Energy Transportation Co. Ltd., Class A (Energy)	11,125,049
2,891,400	Dongfang Electric Corp. Ltd., Class H (Capital Goods)	14,483,989
281,264	H World Group Ltd. ADR (Consumer Services)	14,524,473
765,107	Hubei Dinglong Co. Ltd., Class A (Materials)	7,024,025
996,287	Jiangsu Hengli Hydraulic Co. Ltd., Class A (Capital Goods)	15,424,319
889,600	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)	7,417,740
3,569,800	Jiangsu Zhongtian Technology Co. Ltd., Class A (Capital Goods)	17,424,986
148,351	Kweichow Moutai Co. Ltd., Class A (Food, Beverage & Tobacco)	30,072,824
734,000	Mao Geping Cosmetics Co. Ltd., Class H (Household & Personal Products)	6,751,957

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
2,250,400	Minth Group Ltd. (Automobiles & Components)	$9,841,625
786,392	Montage Technology Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	20,201,724
237,855	NAURA Technology Group Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	18,823,896
544,900	NetEase, Inc. (Media & Entertainment)	12,755,665
1,056,900	Neway Valve Suzhou Co. Ltd., Class A (Capital Goods)	9,752,728
9,110,000	PICC Property & Casualty Co. Ltd., Class H (Insurance)	16,455,963
775,500	Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	6,303,344
4,149,500	Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	33,727,562
3,158,196	Qinghai Salt Lake Industry Co. Ltd., Class A (Materials)*	18,313,917
4,607,600	Sany Heavy Industry Co. Ltd., Class H (Capital Goods)*	12,865,825
1,752,900	Shenzhen Inovance Technology Co. Ltd., Class A (Capital Goods)	17,675,203
782,800	Sungrow Power Supply Co. Ltd., Class A (Capital Goods)	15,924,598
2,088,200	Tencent Holdings Ltd. (Media & Entertainment)	126,821,117
2,778,098	Universal Scientific Industrial Shanghai Co. Ltd., Class A (Technology Hardware & Equipment)	15,481,266
798,700	WuXi AppTec Co. Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)(b)	14,031,494
343,896	Yum China Holdings, Inc. (Consumer Services)	16,661,761
4,685,592	Yunnan Aluminium Co. Ltd., Class A (Materials)	22,036,191
3,560,000	Zijin Mining Group Co. Ltd., Class H (Materials)	16,532,646
431,050	ZTO Express Cayman, Inc. (Transportation)	10,922,312

		754,484,013

Greece – 1.3%
354,123	JUMBO SA (Consumer Discretionary Distribution & Retail)	9,658,935
3,391,729	Piraeus Bank SA (Banks)*	32,109,723

		41,768,658

Hong Kong – 0.3%
582,895	Zijin Gold International Co. Ltd. (Materials)*	11,514,237

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

Hungary – 0.6%
146,624	OTP Bank Nyrt (Banks)	$19,666,520

India – 11.6%
576,776	360 ONE WAM Ltd. (Financial Services)	6,310,815
147,242	Amber Enterprises India Ltd. (Consumer Durables & Apparel)*	12,517,210
207,296	Apollo Hospitals Enterprise Ltd. (Health Care Equipment & Services)	16,733,089
602,994	Archean Chemical Industries Ltd. (Materials)	3,872,984
1,866,852	Axis Bank Ltd. (Banks)	25,039,299
1,608,972	Bajaj Finance Ltd. (Financial Services)	15,981,344
627,808	Coforge Ltd. (Software & Services)	7,986,332
1,529,587	Computer Age Management Services Ltd. (Commercial & Professional Services)	11,977,120
86,622	Dixon Technologies India Ltd. (Consumer Durables & Apparel)	10,257,902
7,916,152	Eternal Ltd. (Consumer Services)*	20,771,290
628,677	Godrej Properties Ltd. (Real Estate Management & Development)*	12,208,012
465,203	Grasim Industries Ltd. (Materials)	13,756,947
335,442	Hindustan Aeronautics Ltd. (Capital Goods)	15,401,119
3,732,492	ICICI Bank Ltd. (Banks)	50,083,849
743,934	Info Edge India Ltd. (Media & Entertainment)	7,666,308
1,571,736	Infosys Ltd. (Software & Services)	19,786,772
257,528	Navin Fluorine International Ltd. (Materials)	18,583,891
761,699	SAI Life Sciences Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*(b)	8,582,518
874,272	SBI Life Insurance Co. Ltd. (Insurance)(b)	16,791,014
1,271,195	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	24,350,763
13,412,890	Suzlon Energy Ltd. (Capital Goods)*	7,907,156
3,374,596	Tata Capital Ltd. (Financial Services)*	11,912,826
1,636,606	Tata Consumer Products Ltd. (Food, Beverage & Tobacco)	19,736,437
288,669	Torrent Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	12,728,489

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
299,207	TVS Motor Co. Ltd. (Automobiles & Components)	$11,080,203

		382,023,689

Indonesia – 0.7%
42,833,100	Bank Central Asia Tbk PT (Banks)	14,522,145
83,987,800	BFI Finance Indonesia Tbk PT (Financial Services)	3,881,585
168,173,700	Map Aktif Adiperkasa PT (Consumer Discretionary Distribution & Retail)	5,941,862

		24,345,592

Kazakhstan – 0.4%
372,847	Halyk Savings Bank of Kazakhstan JSC, GDR (Banks)	12,788,652

Mexico – 1.4%
1,565,699	Arca Continental SAB de CV (Food, Beverage & Tobacco)	18,810,616
4,367,450	Gentera SAB de CV (Financial Services)	11,440,851
3,532,303	Prologis Property Mexico SA de CV REIT (Equity Real Estate Investment Trusts (REITs))	16,162,635

		46,414,102

Peru – 0.5%
53,635	Credicorp Ltd. (Banks)	17,386,858

Philippines – 0.2%
2,228,430	Jollibee Foods Corp. (Consumer Services)	5,763,650

Poland – 1.2%
2,005,092	Dino Polska SA (Consumer Staples Distribution & Retail)*(b)	17,734,288
34,895	KRUK SA (Financial Services)	4,201,775
729,581	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)	19,111,823

		41,047,886

Russia – 0.0%
2,495,750	Renaissance Insurance Group JSC (Insurance)*(c)	—
4,327,745	Sberbank of Russia PJSC (Banks)*(c)	—

		—

Saudi Arabia – 2.0%
1,407,414	Al Rajhi Bank (Banks)	25,803,436
613,860	Almarai Co. JSC (Food, Beverage & Tobacco)	6,789,864
338,531	Rasan Information Technology Co. (Insurance)*	12,767,416
1,936,699	Saudi National Bank (The) (Banks)	20,283,572

		65,644,288

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Singapore – 0.8%
2,606,058	Grab Holdings Ltd., Class A (Transportation)*	$9,955,142
182,592	Sea Ltd. ADR (Consumer Discretionary Distribution & Retail)*	15,498,409

		25,453,551

Slovenia – 0.7%
408,913	Nova Ljubljanska Banka dd, GDR (Banks)	21,476,473

South Africa – 2.2%
91,907	Capitec Bank Holdings Ltd. (Banks)	23,863,929
946,079	Clicks Group Ltd. (Consumer Staples Distribution & Retail)	15,019,523
4,097,971	FirstRand Ltd. (Financial Services)	21,705,777
16,375,746	Old Mutual Ltd. (Insurance)	13,388,658

		73,977,887

South Korea – 18.9%
49,795	HD Hyundai Marine Solution Co. Ltd. (Capital Goods)	9,003,246
4,637	Hyosung Heavy Industries Corp. (Capital Goods)	12,491,202
102,393	Hyundai Rotem Co. Ltd. (Capital Goods)	18,737,439
118,598	IsuPetasys Co. Ltd. (Technology Hardware & Equipment)	12,312,290
439,665	KB Financial Group, Inc. (Banks)	48,145,601
184,981	Kia Corp. (Automobiles & Components)	19,079,269
51,173	LG Energy Solution Ltd. (Capital Goods)*	16,064,921
63,465	NC Corp. (Media & Entertainment)	11,717,555
14,627	Samsung Biologics Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*(b)	14,583,697
1,609,666	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	242,395,883
881,521	Samsung Heavy Industries Co. Ltd. (Capital Goods)*	19,416,913
183,659	SK hynix, Inc. (Semiconductors & Semiconductor Equipment)	163,781,345
63,872	SK Square Co. Ltd. (Capital Goods)*	37,173,563

		624,902,924

Taiwan – 25.1%
587,000	Accton Technology Corp. (Technology Hardware & Equipment)	42,989,887

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
2,874,000	ASE Technology Holding Co. Ltd. (Semiconductors & Semiconductor Equipment)	$45,048,965
36,000	Bizlink Holding, Inc. (Capital Goods)	3,232,554
6,263,000	Cathay Financial Holding Co. Ltd. (Insurance)	15,288,698
645,000	Chroma ATE, Inc. (Technology Hardware & Equipment)	44,073,070
1,157,000	Delta Electronics, Inc. (Technology Hardware & Equipment)	81,135,165
298,000	Elite Material Co. Ltd. (Technology Hardware & Equipment)	44,403,382
3,162,000	Far EasTone Telecommunications Co. Ltd. (Telecommunication Services)	9,430,242
220,000	Jentech Precision Industrial Co. Ltd. (Semiconductors & Semiconductor Equipment)	38,301,127
273,000	Lotes Co. Ltd. (Technology Hardware & Equipment)	22,978,057
747,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	62,360,790
139,000	MPI Corp. (Semiconductors & Semiconductor Equipment)	22,318,368
615,200	Nien Made Enterprise Co. Ltd. (Consumer Durables & Apparel)	6,884,832
5,610,883	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	389,517,983

		827,963,120

Turkey – 0.9%
3,119,994	Aselsan Elektronik Sanayi Ve Ticaret AS (Capital Goods)	29,052,728

United Arab Emirates – 0.3%
1,384,040	Abu Dhabi Islamic Bank PJSC (Banks)	8,264,665

United States – 0.5%
722,200	BeOne Medicines Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)*	16,393,340

TOTAL COMMON STOCKS (Cost $1,818,255,488)		3,233,037,360

Shares	Description	Rate	Value

Preferred Stocks – 1.8%

Brazil – 1.8%
2,421,594	Itau Unibanco Holding SA (Banks)	7.89%	21,121,339

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Shares	Description	Rate	Value

Preferred Stocks – (continued)

Brazil – (continued)
3,884,800	Petroleo Brasileiro SA - Petrobras (Energy)	7.29%	$38,504,379

TOTAL PREFERRED STOCKS (Cost $41,982,868)			59,625,718

Shares	Dividend Rate	Value

Investment Company – 0.0%*(d)

Goldman Sachs Central Government Fund - Institutional Shares
2,287	3.691%	2,287
(Cost $2,287)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,860,240,643)		3,292,665,365

Securities Lending Reinvestment Vehicle – 0.1%(d)

Goldman Sachs Financial Square Government Fund - Institutional Shares
4,024,125	3.537%	4,024,125
(Cost $4,024,125)

TOTAL INVESTMENTS – 99.8% (Cost $1,864,264,768)		$3,296,689,490

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		7,087,612

NET ASSETS – 100.0%		$3,303,777,102

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
REIT	—Real Estate Investment Trust

Sector Name	% of Market Value

Information Technology	39.5%
Financials	20.7
Industrials	11.3
Consumer Discretionary	8.4
Communication Services	5.1
Materials	4.3
Consumer Staples	3.8
Health Care	3.5
Energy	1.5
Real Estate	0.9
Utilities	0.9
Investment Company	0.0
Securities Lending Reinvestment Vehicle	0.1

TOTAL INVESTMENTS	100.0%

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At April 30, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased	Currency Sold	Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.
	HKD 10,637,807	USD 1,357,405	5/4/2026	$757

TOTAL				$757

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased	Currency Sold	Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc.
	USD 357,788	HKD 2,802,830	5/5/2026	(73)

TOTAL				$(73)

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Schedule of Investments April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 98.1%

Denmark – 0.9%
190,392	Novo Nordisk A/S, Class B (Pharmaceuticals, Biotechnology & Life Sciences)	$8,098,507

France – 8.4%
83,579	Air Liquide SA (Materials)	17,981,237
134,094	BNP Paribas SA (Banks)	14,082,768
67,887	Capgemini SE (Software & Services)	8,256,183
44,707	L’Oreal SA (Household & Personal Products)	19,254,840
96,214	Vinci SA (Capital Goods)	14,549,724

		74,124,752

Germany – 8.1%
499,509	Deutsche Telekom AG (Telecommunication Services)	16,134,478
489,279	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	32,906,641
76,597	Siemens AG (Capital Goods)	22,761,675

		71,802,794

Hong Kong – 3.0%
2,451,400	AIA Group Ltd. (Insurance)	26,913,356

Italy – 1.0%
143,916	Moncler SpA (Consumer Durables & Apparel)	8,688,454

Japan – 17.2%
116,800	Hoya Corp. (Health Care Equipment & Services)	21,811,676
2,167,000	ITOCHU Corp. (Capital Goods)	26,855,869
44,400	Keyence Corp. (Technology Hardware & Equipment)	20,364,767
303,000	Nomura Research Institute Ltd. (Software & Services)	8,177,898
789,700	ORIX Corp. (Financial Services)	26,578,531
920,000	Sony Group Corp. (Consumer Durables & Apparel)	18,432,506
849,600	Sumitomo Mitsui Financial Group, Inc. (Banks)	29,998,572

		152,219,819

Netherlands – 9.1%
19,772	ASML Holding NV (Semiconductors & Semiconductor Equipment)	28,581,367
850,280	ING Groep NV (Banks)	24,608,310
590,759	Koninklijke Ahold Delhaize NV (Consumer Staples Distribution & Retail)	27,747,664

		80,937,341

Spain – 7.0%
1,112,760	Banco Bilbao Vizcaya Argentaria SA (Banks)	24,572,443

Shares	Description	Value

Common Stocks – (continued)

Spain – (continued)
270,252	Cellnex Telecom SA (Telecommunication Services)*(a)	$9,097,400
1,200,285	Iberdrola SA (Utilities)	28,139,782

		61,809,625

Switzerland – 5.7%
30,884	Lonza Group AG (Pharmaceuticals, Biotechnology & Life Sciences)	18,988,145
45,076	Zurich Insurance Group AG (Insurance)	31,427,902

		50,416,047

Taiwan – 2.3%
50,169	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	19,869,934

United Kingdom – 20.7%
317,618	3i Group PLC (Financial Services)	11,046,055
173,039	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	32,829,406
766,596	Compass Group PLC (Consumer Services)	22,064,166
176,886	London Stock Exchange Group PLC (Financial Services)	22,952,188
2,072,400	National Grid PLC (Utilities)	37,097,212
2,747,285	NatWest Group PLC (Banks)	21,912,032
418,186	RELX PLC (Commercial & Professional Services)	15,249,737
2,986,764	Rentokil Initial PLC (Commercial & Professional Services)	20,136,073

		183,286,869

United States – 14.7%
125,790	Experian PLC (Commercial & Professional Services)	4,602,542
58,779	Ferguson Enterprises, Inc. (Capital Goods)	15,735,726
140,029	InterContinental Hotels Group PLC (Consumer Services)	20,021,510
132,436	Novartis AG (Pharmaceuticals, Biotechnology & Life Sciences)	19,572,672
96,021	Schneider Electric SE (Capital Goods)	30,554,757
43,239	Spotify Technology SA (Media & Entertainment)*	19,308,376
284,944	Sunbelt Rentals Holdings, Inc. (Capital Goods)	21,417,559

		131,213,142

TOTAL COMMON STOCKS (Cost $622,529,157)		869,380,640

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Shares	Dividend Rate	Value

Investment Company – 0.7%(b)

Goldman Sachs Financial Square Government Fund - Institutional Shares
6,648,681	3.537%	$6,648,681
(Cost $6,648,681)

TOTAL INVESTMENTS – 98.8% (Cost $629,177,838)		$876,029,321

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%		10,510,565

NET ASSETS – 100.0%		$886,539,886

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company

Sector Name	% of Market Value

Financials	26.7%
Industrials	19.6
Information Technology	13.5
Health Care	11.6
Consumer Discretionary	7.9
Utilities	7.4
Consumer Staples	5.4
Communication Services	5.0
Materials	2.1
Investment Company	0.8

TOTAL INVESTMENTS	100.0%

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Schedule of Investments April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 97.9%

Australia – 3.2%
1,092,449	Rio Tinto PLC (Materials)	$110,049,703

France – 12.2%
684,870	Accor SA (Consumer Services)	33,893,387
1,007,765	BNP Paribas SA (Banks)	105,837,104
319,486	Capgemini SE (Software & Services)	38,854,789
3,556,170	Orange SA (Telecommunication Services)	74,047,888
461,998	Societe Generale SA (Banks)	37,190,900
889,217	TotalEnergies SE (Energy)	82,673,754
351,693	Vinci SA (Capital Goods)	53,183,902

		425,681,724

Germany – 7.5%
151,218	Allianz SE (Insurance)	69,066,240
2,557,552	Deutsche Telekom AG (Telecommunication Services)	82,610,657
368,324	Siemens AG (Capital Goods)	109,451,690

		261,128,587

Italy – 2.7%
8,167,761	Enel SpA (Utilities)	95,364,377

Japan – 14.0%
7,453,800	ITOCHU Corp. (Capital Goods)	92,375,762
2,025,900	Murata Manufacturing Co. Ltd. (Technology Hardware & Equipment)	67,187,460
1,690,900	ORIX Corp. (Financial Services)	56,909,761
3,157,200	Sumitomo Mitsui Financial Group, Inc. (Banks)	111,477,746
1,485,100	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	49,651,044
121,500	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	35,803,964
4,047,200	Toyota Motor Corp. (Automobiles & Components)	77,687,694

		491,093,431

Netherlands – 6.0%
3,764,749	ING Groep NV (Banks)	108,957,180
2,188,146	Koninklijke Ahold Delhaize NV (Consumer Staples Distribution & Retail)	102,776,158

		211,733,338

Singapore – 5.0%
2,188,950	DBS Group Holdings Ltd. (Banks)	100,933,945
4,402,900	Singapore Exchange Ltd. (Financial Services)	75,284,076

		176,218,021

Spain – 7.0%
3,802,719	Banco Bilbao Vizcaya Argentaria SA (Banks)	83,973,268

Shares	Description	Value

Common Stocks – (continued)

Spain – (continued)
3,181,521	Iberdrola SA (Utilities)	$74,588,375
1,432,647	Industria de Diseno Textil SA (Consumer Discretionary Distribution & Retail)(a)	85,744,990

		244,306,633

Switzerland – 2.6%
131,609	Zurich Insurance Group AG (Insurance)	91,760,465

Taiwan – 2.0%
1,013,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	70,324,353

United Kingdom – 23.0%
1,453,133	3i Group PLC (Financial Services)	50,536,767
557,879	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	105,842,245
2,130,805	BAE Systems PLC (Capital Goods)	59,265,344
1,089,130	Coca-Cola Europacific Partners PLC (Food, Beverage & Tobacco)	102,999,024
2,460,917	Compass Group PLC (Consumer Services)	70,830,113
6,829,536	HSBC Holdings PLC (Banks)	125,662,420
505,206	London Stock Exchange Group PLC (Financial Services)	65,553,990
6,654,378	National Grid PLC (Utilities)	119,117,385
8,628,070	NatWest Group PLC (Banks)	68,816,504
956,846	RELX PLC (Commercial & Professional Services)	34,892,726

		803,516,518

United States – 12.7%
209,119	Ferguson Enterprises, Inc. (Capital Goods)	55,983,248
4,489	Ferguson Enterprises, Inc. (Capital Goods)	1,188,886
664,702	Novartis AG (Pharmaceuticals, Biotechnology & Life Sciences)	98,236,089
236,039	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	96,185,893
346,811	Schneider Electric SE (Capital Goods)	110,358,419
1,824,252	Shell PLC (Energy)	82,943,008

		444,895,543

TOTAL COMMON STOCKS (Cost $2,512,683,529)		3,426,072,693

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Shares	Dividend Rate	Value

Investment Company – 1.1%*(b)

Goldman Sachs Central Government Fund - Institutional Shares
39,131,229	3.691%	$39,131,229
(Cost $39,131,229)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $2,551,814,758)		3,465,203,922

Securities Lending Reinvestment Vehicle – 2.0%(b)

Goldman Sachs Financial Square Government Fund - Institutional Shares
68,310,000	3.537%	68,310,000
(Cost $68,310,000)

TOTAL INVESTMENTS – 101.0% (Cost $2,620,124,758)		$3,533,513,922

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.0)%		(35,796,958)

NET ASSETS – 100.0%		$3,497,716,964

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company

Sector Name	% of Market Value

Financials	32.6%
Industrials	14.6
Health Care	9.9
Utilities	8.2
Consumer Discretionary	7.6
Information Technology	6.0
Consumer Staples	5.8
Energy	4.7
Communication Services	4.5
Materials	3.1
Investment Company	1.1
Securities Lending Reinvestment Vehicle	1.9

TOTAL INVESTMENTS	100.0%

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At April 30, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased	Currency Sold	Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc.
	USD 8,878,389	JPY 1,415,756,750	5/7/2026	$(167,248)

TOTAL				$(167,248)

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Statements of Assets and Liabilities April 30, 2026 (Unaudited)

	China Equity Fund	Emerging Markets Equity Fund

Assets:

Investments in unaffiliated issuers, at value (cost $28,134,456 and $1,860,238,356, respectively)(a)	$ 40,918,939	$ 3,292,663,078
Investments in affiliated issuers, at value (cost $– and $2,287, respectively)	—	2,287
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	—	4,024,125
Cash	192,502	2,082,978
Foreign Currency, at value (cost $4,245 and $1,329,256, respectively)	4,009	1,325,489
Receivables:
Dividends	13,866	2,494,689
Reimbursement from investment adviser	13,259	—
Investments sold	—	53,354,671
Securities lending income	—	15,416
Foreign tax reclaims	—	637,700
Fund shares sold	—	2,375
Unrealized gain on forward foreign currency exchange contracts	18	757
Other assets	56,485	77,325

Total assets	41,199,078	3,356,680,890

Liabilities:

Unrealized loss on forward foreign currency exchange contracts	—	73
Payables:
Accrued professional fees	79,083	111,702
Investments purchased	44,487	34,039,210
Accrued Miscellaneous expense	29,699	(13,438)
Custody, accounting and administrative services	24,087	384,469
Management fees	16,789	1,206,657
Accrued printing and mailing costs	13,109	173,994
Distribution and Service fees and Transfer Agency fees	2,708	40,554
Payable upon return of securities loaned	—	4,024,125
Fund shares redeemed	—	73
Foreign capital gains taxes	—	12,877,793
Accrued expenses	1,498	58,576

Total liabilities	211,460	52,903,788

Net Assets:

Paid-in capital	73,907,815	2,483,051,261

Total distributable earnings (loss)	(32,920,197)	820,725,841

NET ASSETS	$40,987,618	$3,303,777,102
Net Assets:
Class A	$11,319,620	$100,406,574
Class C	994,964	9,246,061
Institutional	5,687,358	2,511,690,104
Service	—	27,440,853
Investor	235,784	72,645,590
Class R6	547,082	71,477,143
Class P	22,202,810	510,870,777

Total Net Assets	$40,987,618	$3,303,777,102
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	423,122	2,969,320
Class C	43,252	312,331
Institutional	195,565	69,080,859
Service	—	846,342
Investor	8,165	2,011,799
Class R6	18,886	1,956,541
Class P	766,158	13,984,023
Net asset value, offering and redemption price per share:(b)
Class A	$26.75	$33.81
Class C	23.00	29.60
Institutional	29.08	36.36
Service	—	32.42
Investor	28.88	36.11
Class R6	28.97	36.53
Class P	28.98	36.53

(a)	Includes loaned securities having a market value of $– and $3,971,565 for China Equity Fund and Emerging Markets Equity Fund, respectively.
(b)

Maximum public offering price per share for Class A Shares of the China Equity Fund and Emerging Markets Equity Fund is $28.31 and $35.78, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Statements of Assets and Liabilities (continued) April 30, 2026 (Unaudited)

	International Equity ESG Fund	International Equity Income Fund

Assets:

Investments in unaffiliated issuers, at value (cost $622,529,157 and $2,512,683,529, respectively)(a)	$ 869,380,640	$ 3,426,072,693
Investments in affiliated issuers, at value (cost $6,648,681 and $39,131,229, respectively)	6,648,681	39,131,229
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	—	68,310,000
Cash	542,791	3,261,289
Foreign Currency, at value (cost $12,712 and $6,407, respectively)	11,235	6,302
Receivables:
Foreign tax reclaims	4,007,128	8,211,183
Dividends	3,164,835	10,332,758
Investments sold	3,096,123	45,822,446
Reimbursement from investment adviser	25,637	27,259
Fund shares sold	13,987	18,605
Securities lending income	6,734	30,234
Other assets	62,277	172,032

Total assets	886,960,068	3,601,396,030

Liabilities:

Unrealized loss on forward foreign currency exchange contracts	—	167,248
Payables:
Management fees	283,773	1,039,578
Custody, accounting and administrative services	41,642	148,532
Accrued printing and mailing costs	32,732	66,922
Distribution and Service fees and Transfer Agency fees	27,151	102,639
Fund shares redeemed	1,856	23
Payable upon return of securities loaned	—	68,310,000
Investments purchased	—	33,760,057
Accrued expenses	33,028	84,067

Total liabilities	420,182	103,679,066

Net Assets:

Paid-in capital	617,727,756	2,437,692,416
Total distributable earnings	268,812,130	1,060,024,548

NET ASSETS	$886,539,886	$3,497,716,964
Net Assets:
Class A	$78,275,231	$109,824,499
Class C	7,512,511	9,431,284
Institutional	507,930,954	2,035,413,819
Service	317,483	—
Investor	105,383,304	845,419,393
Class R6	83,866,937	347,274,898
Class R	—	2,440,211
Class P	103,253,466	147,912,860

Total Net Assets	$886,539,886	$3,497,716,964
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	2,346,238	4,718,958
Class C	247,334	472,325
Institutional	14,802,577	82,105,894
Service	9,036	—
Investor	3,093,958	36,498,438
Class R6	2,459,614	14,032,872
Class R	—	104,252
Class P	3,027,096	5,979,527
Net asset value, offering and redemption price per share:(b)
Class A	$33.36	$23.27
Class C	30.37	19.97
Institutional	34.31	24.79
Service	35.14	—
Investor	34.06	23.16
Class R6	34.10	24.75
Class R	—	23.41
Class P	34.11	24.74

(a)	Includes loaned securities having a market value of $– and $65,835,818 for International Equity ESG Fund and International Equity Income Fund, respectively.
(b)

Maximum public offering price per share for Class A Shares of the International Equity ESG Fund and International Equity Income Fund is $35.30 and $24.62, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Statements of Operations For the Six Months Ended April 30, 2026 (Unaudited)

	China Equity Fund	Emerging Markets Equity Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $21,228 and $3,071,458, respectively)	$208,774	$18,705,211

Securities lending income, net of rebates received or paid to borrowers – affiliated issuer	4,762	161,924

Dividends — affiliated issuers	1,047	127,727

Total Investment Income	214,583	18,994,862

Expenses:

Management fees	202,526	14,813,831

Professional fees	107,340	128,303

Custody, accounting and administrative services	49,438	945,316

Registration fees	44,576	71,814

Printing and mailing costs	18,812	154,613

Distribution and/or Service (12b-1) fees(a)	17,710	175,508

Transfer Agency fees(a)	13,866	664,341

Trustee fees	13,715	16,857

Service fees — Class C	1,228	10,886

Shareholder Administration fees — Service Shares	—	30,432

Other	—	41,653

Total expenses	469,211	17,053,554

Less — expense reductions	(222,782)	(1,341,990)

Net expenses	246,429	15,711,564

NET INVESTMENT INCOME (LOSS)	(31,846)	3,283,298

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers (including the effects of net foreign capital gains tax of $– and $(7,742,024), respectively)	2,858,758	239,503,277

Forward foreign currency exchange contracts	(37)	(35,625)

Foreign currency transactions	(2,335)	(523,277)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers (including the effects of the net change in foreign capital gains tax liability of $– and $(14,341,548), respectively)	(1,284,564)	323,995,648

Forward foreign currency exchange contracts	18	684

Foreign currency translations	110	(2,922)

Net realized and unrealized gain	1,571,950	562,937,785

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,540,104	$566,221,083

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Fund	Class A	Class C	Service	Class A	Class C	Institutional	Service	Investor	Class R6	Class P
China Equity Fund	$14,025	$3,685	$–	$8,415	$737	$1,238	$–	$200	$71	$3,205
Emerging Markets Equity Fund	112,417	32,659	30,432	67,451	6,532	455,926	4,869	49,047	10,397	70,119

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Statements of Operations (continued) For the Six Months Ended April 30, 2026 (Unaudited)

	International Equity ESG Fund	International Equity Income Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $1,169,958 and $5,161,834, respectively)	$11,661,731	$58,771,886

Dividends — affiliated issuers	98,342	982,902

Securities lending income, net of rebates received or paid to borrowers – affiliated issuer	13,533	65,026

Total Investment Income	11,773,606	59,819,814

Expenses:

Management fees	3,976,662	12,081,985

Transfer Agency fees(a)	287,785	1,151,195

Distribution and/or Service (12b-1) fees(a)	125,568	162,850

Professional fees	99,710	100,744

Custody, accounting and administrative services	95,498	389,312

Registration fees	62,915	117,602

Printing and mailing costs	36,921	102,220

Trustee fees	14,766	18,412

Service fees — Class C	9,460	10,582

Shareholder Administration fees — Service Shares	376	—

Other	10,226	27,889

Total expenses	4,719,887	14,162,791

Less — expense reductions	(544,658)	(706,645)

Net expenses	4,175,229	13,456,146

NET INVESTMENT INCOME	7,598,377	46,363,668

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	31,648,124	133,039,642

Forward foreign currency exchange contracts	(110,128)	432,569

Foreign currency transactions	(94,211)	(546,126)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	32,109,174	288,253,941

Foreign currency translations	196,270	533,325

Forward foreign currency exchange contracts	—	(167,248)

Net realized and unrealized gain	63,749,229	421,546,103

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$71,347,606	$467,909,771

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
International Equity ESG Fund	$96,813	$28,379	$376	$–	$58,088	$5,676	$109,358	$60	$86,262	$13,282	$–	$15,059
International Equity Income Fund	125,469	31,745	–	5,636	75,282	6,349	391,477	–	610,805	46,124	1,691	19,467

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Statements of Changes in Net Assets

	China Equity Fund		Emerging Markets Equity Fund
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Fiscal Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (Unaudited)	For the Fiscal Year Ended October 31, 2025

From operations:

Net investment income (loss)	$(31,846)	$353,776	$3,283,298	$25,789,939

Net realized gain	2,856,386	2,864,560	238,944,375	194,839,151

Net change in unrealized gain (loss)	(1,284,436)	6,362,443	323,993,410	472,072,658

Net increase in net assets resulting from operations	1,540,104	9,580,779	566,221,083	692,701,748

Distributions to shareholders:

From distributable earnings:

Class A Shares	(145,063)	(118,541)	(373,618)	(1,016,465)

Class C Shares	(12,960)	(1,861)	–	–

Institutional Shares	(102,180)	(105,678)	(17,217,090)	(20,960,093)

Service Shares	–	–	(97,646)	(124,858)

Investor Shares	(3,774)	(2,898)	(453,035)	(802,265)

Class R6 Shares	(6,314)	(8,253)	(499,125)	(1,166,910)

Class P Shares	(323,999)	(283,207)	(3,527,703)	(4,436,977)

Total distributions to shareholders	(594,290)	(520,438)	(22,168,217)	(28,507,568)

From share transactions:

Proceeds from sales of shares	2,470,401	7,906,749	150,237,509	331,532,715

Reinvestment of distributions	590,372	516,667	19,827,080	26,482,816

Cost of shares redeemed	(3,945,777)	(12,451,542)	(427,896,569)	(863,555,206)

Net decrease in net assets resulting from share transactions	(885,004)	(4,028,126)	(257,831,980)	(505,539,675)

TOTAL INCREASE	60,810	5,032,215	286,220,886	158,654,505

Net Assets:

Beginning of period	$40,926,808	$35,894,593	$3,017,556,216	$2,858,901,711

End of period	$40,987,618	$40,926,808	$3,303,777,102	$3,017,556,216

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Statements of Changes in Net Assets (continued)

	International Equity ESG Fund		International Equity Income Fund
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Fiscal Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (Unaudited)	For the Fiscal Year Ended October 31, 2025

From operations:

Net investment income	$7,598,377	$15,822,118	$46,363,668	$64,312,915

Net realized gain	31,443,785	36,544,974	132,926,085	42,840,758

Net change in unrealized gain	32,305,444	95,853,667	288,620,018	419,545,908

Net increase in net assets resulting from operations	71,347,606	148,220,759	467,909,771	526,699,581

Distributions to shareholders:

From distributable earnings:

Class A Shares	(1,682,680)	(2,086,643)	(1,935,610)	(2,284,723)

Class C Shares	(132,019)	(107,234)	(148,207)	(125,319)

Institutional Shares	(14,558,358)	(15,211,477)	(42,566,890)	(38,139,075)

Service Shares	(3,414)	(24,820)	–	–

Investor Shares	(3,028,403)	(2,919,686)	(18,103,261)	(16,593,776)

Class R6 Shares	(2,279,075)	(2,439,527)	(6,274,112)	(4,809,251)

Class R Shares	–	–	(39,918)	(37,317)

Class P Shares	(2,446,193)	(2,312,822)	(2,696,111)	(2,249,542)

Total distributions to shareholders	(24,130,142)	(25,102,209)	(71,764,109)	(64,239,003)

From share transactions:

Proceeds from sales of shares	81,759,836	237,328,558	567,776,124	1,488,744,416

Reinvestment of distributions	18,290,472	18,629,391	70,888,970	63,562,665

Cost of shares redeemed	(271,940,466)	(438,995,344)	(641,917,259)	(625,263,362)

Net increase (decrease) in net assets resulting from share transactions	(171,890,158)	(183,037,395)	(3,252,165)	927,043,719

TOTAL INCREASE (DECREASE)	(124,672,694)	(59,918,845)	392,893,497	1,389,504,297

Net Assets:

Beginning of period	$1,011,212,580	$1,071,131,425	$3,104,823,467	$1,715,319,170

End of period	$886,539,886	$1,011,212,580	$3,497,716,964	$3,104,823,467

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS CHINA EQUITY FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	China Equity Fund

	Class A Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$26.10		$20.30	$18.09	$16.62	$35.80	$36.99

Net investment income (loss)(a)	(0.05)		0.17	0.21	0.02	(0.15)	(0.15)

Net realized and unrealized gain (loss)	1.04		5.90	2.16	1.45	(16.89)	0.93

Total from investment operations	0.99		6.07	2.37	1.47	(17.04)	0.78

Distributions to shareholders from net investment income	(0.34)		(0.27)	(0.16)	–	–	–

Distributions to shareholders from net realized gains	–		–	–	–	(2.14)	(1.97)

Total distributions	(0.34)		(0.27)	(0.16)	–	(2.14)	(1.97)

Net asset value, end of period	$26.75		$26.10	$20.30	$18.09	$16.62	$35.80

Total Return(b)	3.88%		30.31%	13.30%	8.91%	(50.53)%	1.96%

Net assets, end of period (in 000’s)	$11,320		$11,223	$8,409	$9,149	$9,664	$22,002

Ratio of net expenses to average net assets	1.45	%(c)	1.45%	1.46%	1.48%	1.47%	1.45%

Ratio of total expenses to average net assets	2.55	%(c)	2.34%	2.30%	1.92%	1.81%	1.77%

Ratio of net investment income (loss) to average net assets	(0.40	)%(c)	0.76%	1.15%	0.11%	(0.55)%	(0.38)%

Portfolio turnover rate(d)	46%		63%	70%	73%	37%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CHINA EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	China Equity Fund

	Class C Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$22.51		$17.46	$15.55	$14.39	$31.53	$33.03

Net investment income (loss)(a)	(0.13)		(0.04)	0.06	(0.12)	(0.36)	(0.40)

Net realized and unrealized gain (loss)	0.91		5.15	1.87	1.28	(14.64)	0.87

Total from investment operations	0.78		5.11	1.93	1.16	(15.00)	0.47

Distributions to shareholders from net investment income	(0.29)		(0.06)	(0.02)	–	–	–

Distributions to shareholders from net realized gains	–		–	–	–	(2.14)	(1.97)

Total distributions	(0.29)		(0.06)	(0.02)	–	(2.14)	(1.97)

Net asset value, end of period	$23.00		$22.51	$17.46	$15.55	$14.39	$31.53

Total Return(b)	3.53%		29.35%	12.40%	8.06%	(50.89)%	1.22%

Net assets, end of period (in 000’s)	$995		$1,013	$754	$831	$1,042	$1,737

Ratio of net expenses to average net assets	2.20	%(c)	2.20%	2.21%	2.23%	2.22%	2.20%

Ratio of total expenses to average net assets	3.31	%(c)	3.11%	3.06%	2.68%	2.56%	2.54%

Ratio of net investment income (loss) to average net assets	(1.13	)%(c)	(0.21)%	0.40%	(0.67)%	(1.56)%	(1.17)%

Portfolio turnover rate(d)	46%		63%	70%	73%	37%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS CHINA EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	China Equity Fund

	Institutional Shares

	Six Months Ended April 30, 2026		Year Ended October 31,
	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$28.37		$22.03	$19.63	$18.01	$38.50	$39.52

Net investment income(a)	–	(b)	0.25	0.29	0.10	0.01	0.03

Net realized and unrealized gain (loss)	1.14		6.43	2.34	1.57	(18.36)	0.92

Total from investment operations	1.14		6.68	2.63	1.67	(18.35)	0.95

Distributions to shareholders from net investment income	(0.43)		(0.34)	(0.23)	(0.05)	–	–

Distributions to shareholders from net realized gains	–		–	–	–	(2.14)	(1.97)

Total distributions	(0.43)		(0.34)	(0.23)	(0.05)	(2.14)	(1.97)

Net asset value, end of period	$29.08		$28.37	$22.03	$19.63	$18.01	$38.50

Total Return(c)	4.09%		30.76%	13.68%	9.24%	(50.35)%	2.28%

Net assets, end of period (in 000’s)	$5,687		$6,523	$6,843	$6,778	$8,320	$23,762

Ratio of net expenses to average net assets	1.09	%(d)	1.09%	1.11%	1.16%	1.15%	1.15%

Ratio of total expenses to average net assets	2.22	%(d)	1.99%	1.95%	1.56%	1.44%	1.40%

Ratio of net investment income (loss) to average net assets	(0.03	)%(d)	1.06%	1.50%	0.46%	0.03%	0.07%

Portfolio turnover rate(e)	46%		63%	70%	73%	37%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CHINA EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	China Equity Fund

	Investor Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$28.18		$21.90	$19.47	$17.87	$38.24	$39.28

Net investment income (loss)(a)	(0.02)		0.15	0.18	0.08	(0.06)	(0.01)

Net realized and unrealized gain (loss)	1.13		6.45	2.43	1.56	(18.17)	0.94

Total from investment operations	1.11		6.60	2.61	1.64	(18.23)	0.93

Distributions to shareholders from net investment income	(0.41)		(0.32)	(0.18)	(0.04)	–	–

Distributions to shareholders from net realized gains	–		–	–	–	(2.14)	(1.97)

Total distributions	(0.41)		(0.32)	(0.18)	(0.04)	(2.14)	(1.97)

Net asset value, end of period	$28.88		$28.18	$21.90	$19.47	$17.87	$38.24

Total Return(b)	4.03%		30.66%	13.60%	9.19%	(50.40)%	2.22%

Net assets, end of period (in 000’s)	$236		$313	$211	$262	$298	$636

Ratio of net expenses to average net assets	1.20	%(c)	1.20%	1.21%	1.23%	1.22%	1.20%

Ratio of total expenses to average net assets	2.31	%(c)	2.10%	2.03%	1.68%	1.56%	1.49%

Ratio of net investment income (loss) to average net assets	(0.16	)%(c)	0.62%	0.94%	0.37%	(0.20)%	(0.02)%

Portfolio turnover rate(d)	46%		63%	70%	73%	37%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS CHINA EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	China Equity Fund

	Class R6 Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$28.26		$21.95	$19.56	$17.95	$38.37	$39.39

Net investment income (loss)(a)	(0.01)		0.27	0.29	0.11	(0.05)	0.03

Net realized and unrealized gain (loss)	1.15		6.38	2.33	1.56	(18.23)	0.92

Total from investment operations	1.14		6.65	2.62	1.67	(18.28)	0.95

Distributions to shareholders from net investment income	(0.43)		(0.34)	(0.23)	(0.06)	–	–

Distributions to shareholders from net realized gains	–		–	–	–	(2.14)	(1.97)

Total distributions	(0.43)		(0.34)	(0.23)	(0.06)	(2.14)	(1.97)

Net asset value, end of period	$28.97		$28.26	$21.95	$19.56	$17.95	$38.37

Total Return(b)	4.11%		30.81%	13.63%	9.32%	(50.37)%	2.29%

Net assets, end of period (in 000’s)	$547		$448	$531	$659	$734	$1,389

Ratio of net expenses to average net assets	1.08	%(c)	1.08%	1.10%	1.15%	1.14%	1.14%

Ratio of total expenses to average net assets	2.16	%(c)	1.98%	1.93%	1.55%	1.43%	1.38%

Ratio of net investment income (loss) to average net assets	(0.06	)%(c)	1.15%	1.48%	0.51%	(0.18)%	0.08%

Portfolio turnover rate(d)	46%		63%	70%	73%	37%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CHINA EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	China Equity Fund

	Class P Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$28.27		$21.96	$19.57	$17.95	$38.39	$39.40

Net investment income (loss)(a)	–	(b)	0.27	0.28	0.10	(0.02)	–(b)

Net realized and unrealized gain (loss)	1.14		6.38	2.34	1.58	(18.28)	0.96

Total from investment operations	1.14		6.65	2.62	1.68	(18.30)	0.96

Distributions to shareholders from net investment income	(0.43)		(0.34)	(0.23)	(0.06)	–	–

Distributions to shareholders from net realized gains	–		–	–	–	(2.14)	(1.97)

Total distributions	(0.43)		(0.34)	(0.23)	(0.06)	(2.14)	(1.97)

Net asset value, end of period	$28.98		$28.27	$21.96	$19.57	$17.95	$38.39

Total Return(c)	4.12%		30.79%	13.63%	9.31%	(50.35)%	2.26%

Net assets, end of period (in 000’s)	$22,203		$21,407	$19,147	$32,077	$36,651	$90,250

Ratio of net expenses to average net assets	1.08	%(d)	1.08%	1.11%	1.15%	1.14%	1.14%

Ratio of total expenses to average net assets	2.18	%(d)	1.98%	1.92%	1.55%	1.43%	1.39%

Ratio of net investment income (loss) to average net assets	(0.02	)%(d)	1.12%	1.45%	0.46%	(0.07)%	0.01%

Portfolio turnover rate(e)	46%		63%	70%	73%	37%	46%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Emerging Markets Equity Fund

	Class A Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$28.32		$22.48	$18.37	$16.80	$28.53	$23.76

Net investment income (loss)(a)	(0.01)		0.17	0.19	0.13	0.08	(0.02)

Net realized and unrealized gain (loss)	5.62		5.86	4.13	1.44	(11.63)	4.81

Total from investment operations	5.61		6.03	4.32	1.57	(11.55)	4.79

Distributions to shareholders from net investment income	(0.12)		(0.19)	(0.21)	–	(0.18)	(0.02)

Net asset value, end of period	$33.81		$28.32	$22.48	$18.37	$16.80	$28.53

Total Return(b)	19.94%		27.13%	23.66%	9.35%	(40.71)%	20.11%

Net assets, end of period (in 000’s)	$100,407		$90,151	$121,954	$104,938	$165,155	$265,040

Ratio of net expenses to average net assets	1.33	%(c)	1.34%	1.33%	1.33%	1.31%	1.34%

Ratio of total expenses to average net assets	1.48	%(c)	1.48%	1.50%	1.48%	1.47%	1.48%

Ratio of net investment income (loss) to average net assets	(0.06	)%(c)	0.71%	0.92%	0.66%	0.37%	(0.08)%

Portfolio turnover rate(d)	32%		43%	36%	32%	51%	52%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Emerging Markets Equity Fund

	Class C Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$24.78		$19.65	$16.06	$14.80	$25.23	$21.16

Net investment income (loss)(a)	(0.11)		(0.03)	0.02	(0.01)	(0.07)	(0.21)

Net realized and unrealized gain (loss)	4.93		5.16	3.64	1.27	(10.28)	4.28

Total from investment operations	4.82		5.13	3.66	1.26	(10.35)	4.07

Distributions to shareholders from net investment income	–		–	(0.07)	–	(0.08)	–

Net asset value, end of period	$29.60		$24.78	$19.65	$16.06	$14.80	$25.23

Total Return(b)	19.45%		26.17%	22.76%	8.51%	(41.14)%	19.23%

Net assets, end of period (in 000’s)	$9,246		$8,758	$9,697	$14,191	$18,128	$36,367

Ratio of net expenses to average net assets	2.08	%(c)	2.09%	2.08%	2.08%	2.06%	2.09%

Ratio of total expenses to average net assets	2.23	%(c)	2.23%	2.24%	2.23%	2.22%	2.23%

Ratio of net investment income (loss) to average net assets	(0.81	)%(c)	(0.13)%	0.11%	(0.07)%	(0.36)%	(0.81)%

Portfolio turnover rate(d)	32%		43%	36%	32%	51%	52%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Emerging Markets Equity Fund

	Institutional Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$30.52		$24.20	$19.77	$18.07	$30.67	$25.54

Net investment income(a)	0.04		0.24	0.27	0.21	0.17	0.07

Net realized and unrealized gain (loss)	6.04		6.33	4.45	1.53	(12.49)	5.15

Total from investment operations	6.08		6.57	4.72	1.74	(12.32)	5.22

Distributions to shareholders from net investment income	(0.24)		(0.25)	(0.29)	(0.04)	(0.28)	(0.09)

Net asset value, end of period	$36.36		$30.52	$24.20	$19.77	$18.07	$30.67

Total Return(b)	20.13%		27.44%	24.09%	9.65%	(40.52)%	20.51%

Net assets, end of period (in 000’s)	$2,511,690		$2,271,752	$2,081,734	$1,804,776	$1,798,319	$2,699,332

Ratio of net expenses to average net assets	1.03	%(c)	1.04%	1.03%	1.03%	1.00%	1.03%

Ratio of total expenses to average net assets	1.12	%(c)	1.12%	1.14%	1.12%	1.10%	1.11%

Ratio of net investment income to average net assets	0.23	%(c)	0.95%	1.19%	1.00%	0.70%	0.24%

Portfolio turnover rate(d)	32%		43%	36%	32%	51%	52%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Emerging Markets Equity Fund

	Service Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$27.19		$21.58	$17.64	$16.17	$27.54	$22.97

Net investment income (loss)(a)	(0.04)		0.10	0.14	0.09	0.04	(0.07)

Net realized and unrealized gain (loss)	5.38		5.65	3.98	1.38	(11.20)	4.64

Total from investment operations	5.34		5.75	4.12	1.47	(11.16)	4.57

Distributions to shareholders from net investment income	(0.11)		(0.14)	(0.18)	–	(0.21)	–

Net asset value, end of period	$32.42		$27.19	$21.58	$17.64	$16.17	$27.54

Total Return(b)	19.80%		26.87%	23.43%	9.09%	(40.80)%	19.90%

Net assets, end of period (in 000’s)	$27,441		$23,251	$19,672	$17,321	$19,903	$32,940

Ratio of net expenses to average net assets	1.53	%(c)	1.54%	1.53%	1.53%	1.50%	1.53%

Ratio of total expenses to average net assets	1.62	%(c)	1.62%	1.64%	1.62%	1.60%	1.61%

Ratio of net investment income (loss) to average net assets	(0.29	)%(c)	0.46%	0.72%	0.49%	0.19%	(0.26)%

Portfolio turnover rate(d)	32%		43%	36%	32%	51%	52%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Emerging Markets Equity Fund

	Investor Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$30.30		$24.03	$19.62	$17.92	$30.43	$25.33

Net investment income(a)	0.03		0.22	0.24	0.19	0.17	0.06

Net realized and unrealized gain (loss)	6.00		6.29	4.44	1.53	(12.42)	5.11

Total from investment operations	6.03		6.51	4.68	1.72	(12.25)	5.17

Distributions to shareholders from net investment income	(0.22)		(0.24)	(0.27)	(0.02)	(0.26)	(0.07)

Net asset value, end of period	$36.11		$30.30	$24.03	$19.62	$17.92	$30.43

Total Return(b)	20.06%		27.44%	24.02%	9.60%	(40.56)%	20.43%

Net assets, end of period (in 000’s)	$72,646		$67,016	$80,605	$107,702	$140,457	$295,910

Ratio of net expenses to average net assets	1.08	%(c)	1.09%	1.08%	1.08%	1.06%	1.08%

Ratio of total expenses to average net assets	1.23	%(c)	1.23%	1.24%	1.23%	1.22%	1.23%

Ratio of net investment income to average net assets	0.18	%(c)	0.88%	1.09%	0.93%	0.69%	0.20%

Portfolio turnover rate(d)	32%		43%	36%	32%	51%	52%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Emerging Markets Equity Fund

	Class R6 Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$30.66		$24.31	$19.86	$18.15	$30.81	$25.65

Net investment income(a)	0.05		0.24	0.28	0.21	0.14	0.07

Net realized and unrealized gain (loss)	6.05		6.36	4.46	1.55	(12.52)	5.19

Total from investment operations	6.10		6.60	4.74	1.76	(12.38)	5.26

Distributions to shareholders from net investment income	(0.23)		(0.25)	(0.29)	(0.05)	(0.28)	(0.10)

Net asset value, end of period	$36.53		$30.66	$24.31	$19.86	$18.15	$30.81

Total Return(b)	20.12%		27.50%	24.10%	9.64%	(40.51)%	20.51%

Net assets, end of period (in 000’s)	$71,477		$98,844	$113,102	$112,783	$132,040	$141,786

Ratio of net expenses to average net assets	1.02	%(c)	1.03%	1.02%	1.02%	0.99%	1.02%

Ratio of total expenses to average net assets	1.11	%(c)	1.11%	1.13%	1.11%	1.09%	1.10%

Ratio of net investment income to average net assets	0.32	%(c)	0.96%	1.23%	1.00%	0.59%	0.22%

Portfolio turnover rate(d)	32%		43%	36%	32%	51%	52%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Emerging Markets Equity Fund

	Class P Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$30.67		$24.32	$19.86	$18.15	$30.81	$25.65

Net investment income(a)	0.04		0.24	0.27	0.21	0.18	0.08

Net realized and unrealized gain (loss)	6.06		6.36	4.48	1.55	(12.56)	5.18

Total from investment operations	6.10		6.60	4.75	1.76	(12.38)	5.26

Distributions to shareholders from net investment income	(0.24)		(0.25)	(0.29)	(0.05)	(0.28)	(0.10)

Net asset value, end of period	$36.53		$30.67	$24.32	$19.86	$18.15	$30.81

Total Return(b)	20.11%		27.49%	24.10%	9.67%	(40.51)%	20.50%

Net assets, end of period (in 000’s)	$510,871		$457,784	$432,138	$439,740	$491,281	$963,360

Ratio of net expenses to average net assets	1.02	%(c)	1.03%	1.02%	1.02%	0.99%	1.01%

Ratio of total expenses to average net assets	1.11	%(c)	1.11%	1.13%	1.11%	1.09%	1.10%

Ratio of net investment income to average net assets	0.25	%(c)	0.94%	1.20%	1.00%	0.72%	0.27%

Portfolio turnover rate(d)	32%		43%	36%	32%	51%	52%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	International Equity ESG Fund

	Class A Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025		2024	2023		2022	2021

Per Share Data

Net asset value, beginning of period	$31.74		$27.97		$23.61	$21.44		$30.27	$21.01

Net investment income(a)	0.23		0.35	(b)	0.40	0.42	(c)	0.29	0.23

Net realized and unrealized gain (loss)	2.09		4.02		4.33	1.94		(7.31)	9.03

Total from investment operations	2.32		4.37		4.73	2.36		(7.02)	9.26

Distributions to shareholders from net investment income	(0.62)		(0.60)		(0.37)	(0.19)		(0.33)	–(d)

Distributions to shareholders from net realized gains	(0.08)		–		–	–		(1.48)	–

Total distributions	(0.70)		(0.60)		(0.37)	(0.19)		(1.81)	–

Net asset value, end of period	$33.36		$31.74		$27.97	$23.61		$21.44	$30.27

Total Return(e)	7.42%		16.09%		20.14%	11.02%		(24.50)%	44.15%

Net assets, end of period (in 000’s)	$78,275		$77,348		$103,205	$108,276		$87,228	$62,250

Ratio of net expenses to average net assets	1.17	%(f)	1.17%		1.17%	1.18%		1.18%	1.18%

Ratio of total expenses to average net assets	1.32	%(f)	1.32%		1.32%	1.35%		1.36%	1.47%

Ratio of net investment income to average net assets	1.45	%(f)	1.21	%(b)	1.46%	1.66	%(c)	1.19%	0.82%

Portfolio turnover rate(g)	11%		40%		43%	23%		35%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.04% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.08% of average net assets.
(d)	Amount is less than $0.005 per share.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Equity ESG Fund

	Class C Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025		2024	2023		2022	2021

Per Share Data

Net asset value, beginning of period	$28.88		$25.47		$21.54	$19.54		$27.80	$19.44

Net investment income(a)	0.10		0.15	(b)	0.19	0.20	(c)	0.12	–(d)

Net realized and unrealized gain (loss)	1.90		3.65		3.93	1.80		(6.72)	8.36

Total from investment operations	2.00		3.80		4.12	2.00		(6.60)	8.36

Distributions to shareholders from net investment income	(0.43)		(0.39)		(0.19)	–		(0.18)	–

Distributions to shareholders from net realized gains	(0.08)		–		–	–		(1.48)	–

Total distributions	(0.51)		(0.39)		(0.19)	–		(1.66)	–

Net asset value, end of period	$30.37		$28.88		$25.47	$21.54		$19.54	$27.80

Total Return(e)	7.00%		15.23%		19.20%	10.24%		(25.08)%	43.08%

Net assets, end of period (in 000’s)	$7,513		$7,555		$7,533	$7,639		$7,481	$8,953

Ratio of net expenses to average net assets	1.92	%(f)	1.92%		1.92%	1.93%		1.93%	1.93%

Ratio of total expenses to average net assets	2.07	%(f)	2.07%		2.07%	2.10%		2.11%	2.23%

Ratio of net investment income (loss) to average net assets	0.65	%(f)	0.55	%(b)	0.75%	0.86	%(c)	0.52%	(0.01)%

Portfolio turnover rate(g)	11%		40%		43%	23%		35%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.04% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.08% of average net assets.
(d)	Amount is less than $0.005 per share.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Equity ESG Fund

	Institutional Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025		2024	2023		2022	2021

Per Share Data

Net asset value, beginning of period	$32.68		$28.80		$24.30	$22.03		$31.04	$21.53

Net investment income(a)	0.27		0.48	(b)	0.52	0.50	(c)	0.44	0.35

Net realized and unrealized gain (loss)	2.16		4.10		4.43	2.01		(7.57)	9.23

Total from investment operations	2.43		4.58		4.95	2.51		(7.13)	9.58

Distributions to shareholders from net investment income	(0.72)		(0.70)		(0.45)	(0.24)		(0.40)	(0.07)

Distributions to shareholders from net realized gains	(0.08)		–		–	–		(1.48)	–

Total distributions	(0.80)		(0.70)		(0.45)	(0.24)		(1.88)	(0.07)

Net asset value, end of period	$34.31		$32.68		$28.80	$24.30		$22.03	$31.04

Total Return(d)	7.56%		16.44%		20.50%	11.43%		(24.27)%	44.62%

Net assets, end of period (in 000’s)	$507,931		$605,777		$643,319	$530,652		$256,615	$111,615

Ratio of net expenses to average net assets	0.85	%(e)	0.86%		0.86%	0.86%		0.86%	0.86%

Ratio of total expenses to average net assets	0.96	%(e)	0.96%		0.96%	0.98%		0.98%	1.09%

Ratio of net investment income to average net assets	1.64	%(e)	1.61	%(b)	1.84%	1.91	%(c)	1.77%	1.20%

Portfolio turnover rate(f)	11%		40%		43%	23%		35%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.04% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.08% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Equity ESG Fund

	Service Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025		2024	2023		2022	2021

Per Share Data

Net asset value, beginning of period	$33.15		$29.22		$24.65	$22.38		$31.63	$22.00

Net investment income(a)	0.24		0.32	(b)	0.37	0.40	(c)	0.32	0.17

Net realized and unrealized gain (loss)	2.17		4.19		4.51	2.02		(7.71)	9.46

Total from investment operations	2.41		4.51		4.88	2.42		(7.39)	9.63

Distributions to shareholders from net investment income	(0.34)		(0.58)		(0.31)	(0.15)		(0.38)	–

Distributions to shareholders from net realized gains	(0.08)		–		–	–		(1.48)	–

Total distributions	(0.42)		(0.58)		(0.31)	(0.15)		(1.86)	–

Net asset value, end of period	$35.14		$33.15		$29.22	$24.65		$22.38	$31.63

Total Return(d)	7.33%		15.88%		19.91%	10.83%		(24.64)%	43.90%

Net assets, end of period (in 000’s)	$317		$270		$1,254	$893		$575	$260

Ratio of net expenses to average net assets	1.35	%(e)	1.36%		1.36%	1.36%		1.36%	1.36%

Ratio of total expenses to average net assets	1.46	%(e)	1.46%		1.46%	1.48%		1.48%	1.58%

Ratio of net investment income to average net assets	1.44	%(e)	1.09	%(b)	1.28%	1.52	%(c)	1.27%	0.57%

Portfolio turnover rate(f)	11%		40%		43%	23%		35%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.04% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.08% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Equity ESG Fund

	Investor Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025		2024	2023		2022	2021

Per Share Data

Net asset value, beginning of period	$32.43		$28.59		$24.12	$21.88		$30.85	$21.41

Net investment income(a)	0.25		0.46	(b)	0.49	0.50	(c)	0.46	0.34

Net realized and unrealized gain (loss)	2.16		4.07		4.41	1.97		(7.55)	9.17

Total from investment operations	2.41		4.53		4.90	2.47		(7.09)	9.51

Distributions to shareholders from net investment income	(0.70)		(0.69)		(0.43)	(0.23)		(0.40)	(0.07)

Distributions to shareholders from net realized gains	(0.08)		–		–	–		(1.48)	–

Total distributions	(0.78)		(0.69)		(0.43)	(0.23)		(1.88)	(0.07)

Net asset value, end of period	$34.06		$32.43		$28.59	$24.12		$21.88	$30.85

Total Return(d)	7.56%		16.35%		20.44%	11.31%		(24.30)%	44.52%

Net assets, end of period (in 000’s)	$105,383		$128,615		$120,244	$109,162		$78,730	$31,735

Ratio of net expenses to average net assets	0.92	%(e)	0.92%		0.92%	0.93%		0.93%	0.93%

Ratio of total expenses to average net assets	1.07	%(e)	1.07%		1.07%	1.10%		1.10%	1.20%

Ratio of net investment income to average net assets	1.53	%(e)	1.54	%(b)	1.74%	1.93	%(c)	1.86%	1.15%

Portfolio turnover rate(f)	11%		40%		43%	23%		35%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.04% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.08% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Equity ESG Fund

	Class R6 Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025		2024	2023		2022	2021

Per Share Data

Net asset value, beginning of period	$32.48		$28.63		$24.15	$21.90		$30.87	$21.41

Net investment income(a)	0.27		0.49	(b)	0.50	0.51	(c)	0.44	0.36

Net realized and unrealized gain (loss)	2.15		4.06		4.43	1.99		(7.53)	9.17

Total from investment operations	2.42		4.55		4.93	2.50		(7.09)	9.53

Distributions to shareholders from net investment income	(0.72)		(0.70)		(0.45)	(0.25)		(0.40)	(0.07)

Distributions to shareholders from net realized gains	(0.08)		–		–	–		(1.48)	–

Total distributions	(0.80)		(0.70)		(0.45)	(0.25)		(1.88)	(0.07)

Net asset value, end of period	$34.10		$32.48		$28.63	$24.15		$21.90	$30.87

Total Return(d)	7.59%		16.45%		20.55%	11.42%		(24.27)%	44.65%

Net assets, end of period (in 000’s)	$83,867		$92,339		$100,479	$86,937		$50,922	$15,095

Ratio of net expenses to average net assets	0.84	%(e)	0.85%		0.85%	0.85%		0.85%	0.85%

Ratio of total expenses to average net assets	0.95	%(e)	0.95%		0.95%	0.97%		0.97%	1.08%

Ratio of net investment income to average net assets	1.68	%(e)	1.66	%(b)	1.80%	1.96	%(c)	1.81%	1.23%

Portfolio turnover rate(f)	11%		40%		43%	23%		35%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.04% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.08% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Equity ESG Fund

	Class P Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025		2024	2023		2022	2021

Per Share Data

Net asset value, beginning of period	$32.49		$28.64		$24.16	$21.91		$30.87	$21.42

Net investment income(a)	0.29		0.49	(b)	0.50	0.50	(c)	0.39	0.33

Net realized and unrealized gain (loss)	2.13		4.06		4.43	1.99		(7.47)	9.19

Total from investment operations	2.42		4.55		4.93	2.49		(7.08)	9.52

Distributions to shareholders from net investment income	(0.72)		(0.70)		(0.45)	(0.24)		(0.40)	(0.07)

Distributions to shareholders from net realized gains	(0.08)		–		–	–		(1.48)	–

Total distributions	(0.80)		(0.70)		(0.45)	(0.24)		(1.88)	(0.07)

Net asset value, end of period	$34.11		$32.49		$28.64	$24.16		$21.91	$30.87

Total Return(d)	7.59%		16.44%		20.54%	11.39%		(24.25)%	44.64%

Net assets, end of period (in 000’s)	$103,253		$99,309		$95,097	$95,559		$89,831	$132,657

Ratio of net expenses to average net assets	0.84	%(e)	0.85%		0.85%	0.85%		0.85%	0.85%

Ratio of total expenses to average net assets	0.95	%(e)	0.95%		0.95%	0.97%		0.98%	1.09%

Ratio of net investment income to average net assets	1.78	%(e)	1.65	%(b)	1.80%	1.93	%(c)	1.52%	1.16%

Portfolio turnover rate(f)	11%		40%		43%	23%		35%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.04% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.08% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Equity Income Fund

	Class A Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$20.65		$17.04	$14.42	$12.47	$15.13	$11.54

Net investment income(a)	0.28		0.47	0.45	0.43	0.39	0.39

Net realized and unrealized gain (loss)	2.78		3.59	2.73	1.87	(2.64)	3.53

Total from investment operations	3.06		4.06	3.18	2.30	(2.25)	3.92

Distributions to shareholders from net investment income	(0.13)		(0.45)	(0.56)	(0.34)	(0.41)	(0.33)

Distributions to shareholders from net realized gains	(0.31)		–	–	(0.01)	–	–

Total distributions	(0.44)		(0.45)	(0.56)	(0.35)	(0.41)	(0.33)

Net asset value, end of period	$23.27		$20.65	$17.04	$14.42	$12.47	$15.13

Total Return(b)	15.07%		23.99%	22.32%	18.38%	(15.16)%	34.07%

Net assets, end of period (in 000’s)	$109,824		$91,381	$77,112	$68,183	$32,121	$20,086

Ratio of net expenses to average net assets	1.11	%(c)	1.13%	1.16%	1.19%	1.19%	1.20%

Ratio of total expenses to average net assets	1.17	%(c)	1.19%	1.25%	1.29%	1.42%	1.69%

Ratio of net investment income to average net assets	2.52	%(c)	2.54%	2.75%	2.86%	2.80%	2.71%

Portfolio turnover rate(d)	27%		49%	41%	18%	12%	28%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Equity Income Fund

	Class C Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$17.75		$14.69	$12.51	$10.87	$13.24	$10.14

Net investment income(a)	0.17		0.27	0.30	0.26	0.24	0.25

Net realized and unrealized gain (loss)	2.39		3.11	2.35	1.66	(2.30)	3.09

Total from investment operations	2.56		3.38	2.65	1.92	(2.06)	3.34

Distributions to shareholders from net investment income	(0.03)		(0.32)	(0.47)	(0.27)	(0.31)	(0.24)

Distributions to shareholders from net realized gains	(0.31)		–	–	(0.01)	–	–

Total distributions	(0.34)		(0.32)	(0.47)	(0.28)	(0.31)	(0.24)

Net asset value, end of period	$19.97		$17.75	$14.69	$12.51	$10.87	$13.24

Total Return(b)	14.62%		23.12%	21.33%	17.52%	(15.76)%	33.02%

Net assets, end of period (in 000’s)	$9,431		$7,593	$5,430	$3,899	$1,653	$2,149

Ratio of net expenses to average net assets	1.86	%(c)	1.88%	1.91%	1.94%	1.94%	1.95%

Ratio of total expenses to average net assets	1.92	%(c)	1.94%	2.00%	2.04%	2.19%	2.44%

Ratio of net investment income to average net assets	1.79	%(c)	1.71%	2.08%	2.04%	1.92%	1.92%

Portfolio turnover rate(d)	27%		49%	41%	18%	12%	28%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Equity Income Fund

	Institutional Shares

	Six Months Ended April 30, 2026		Year Ended October 31,
	(Unaudited)		2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$22.00		$18.16	$15.32	$13.22	$16.01	$12.20

Net investment income(a)	0.33		0.55	0.57	0.50	0.41	0.47

Net realized and unrealized gain (loss)	2.97		3.82	2.88	1.99	(2.75)	3.71

Total from investment operations	3.30		4.37	3.45	2.49	(2.34)	4.18

Distributions to shareholders from net investment income	(0.20)		(0.53)	(0.61)	(0.38)	(0.45)	(0.37)

Distributions to shareholders from net realized gains	(0.31)		–	–	(0.01)	–	–

Total distributions	(0.51)		(0.53)	(0.61)	(0.39)	(0.45)	(0.37)

Net asset value, end of period	$24.79		$22.00	$18.16	$15.32	$13.22	$16.01

Total Return(b)	15.21%		24.41%	22.75%	18.80%	(14.87)%	34.45%

Net assets, end of period (in 000’s)	$2,035,414		$1,857,153	$1,033,131	$615,042	$207,340	$24,118

Ratio of net expenses to average net assets	0.78	%(c)	0.80%	0.82%	0.85%	0.85%	0.85%

Ratio of total expenses to average net assets	0.81	%(c)	0.83%	0.88%	0.92%	1.03%	1.30%

Ratio of net investment income to average net assets	2.81	%(c)	2.74%	3.20%	3.17%	2.87%	3.05%

Portfolio turnover rate(d)	27%		49%	41%	18%	12%	28%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Equity Income Fund

	Investor Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$20.58		$17.01	$14.39	$12.44	$15.09	$11.52

Net investment income(a)	0.30		0.50	0.51	0.46	0.40	0.42

Net realized and unrealized gain (loss)	2.77		3.58	2.71	1.88	(2.61)	3.51

Total from investment operations	3.07		4.08	3.22	2.34	(2.21)	3.93

Distributions to shareholders from net investment income	(0.18)		(0.51)	(0.60)	(0.38)	(0.44)	(0.36)

Distributions to shareholders from net realized gains	(0.31)		–	–	(0.01)	–	–

Total distributions	(0.49)		(0.51)	(0.60)	(0.39)	(0.44)	(0.36)

Net asset value, end of period	$23.16		$20.58	$17.01	$14.39	$12.44	$15.09

Total Return(b)	15.22%		24.35%	22.60%	18.70%	(14.91)%	34.25%

Net assets, end of period (in 000’s)	$845,419		$761,534	$440,373	$285,524	$60,051	$20,450

Ratio of net expenses to average net assets	0.86	%(c)	0.88%	0.91%	0.94%	0.94%	0.95%

Ratio of total expenses to average net assets	0.92	%(c)	0.94%	0.99%	1.04%	1.16%	1.43%

Ratio of net investment income to average net assets	2.72	%(c)	2.67%	3.06%	3.07%	2.95%	2.92%

Portfolio turnover rate(d)	27%		49%	41%	18%	12%	28%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Equity Income Fund

	Class R6 Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$21.97		$18.13	$15.30	$13.20	$15.99	$12.18

Net investment income(a)	0.34		0.56	0.55	0.51	0.42	0.47

Net realized and unrealized gain (loss)	2.95		3.81	2.89	1.99	(2.76)	3.72

Total from investment operations	3.29		4.37	3.44	2.50	(2.34)	4.19

Distributions to shareholders from net investment income	(0.20)		(0.53)	(0.61)	(0.39)	(0.45)	(0.38)

Distributions to shareholders from net realized gains	(0.31)		–	–	(0.01)	–	–

Total distributions	(0.51)		(0.53)	(0.61)	(0.40)	(0.45)	(0.38)

Net asset value, end of period	$24.75		$21.97	$18.13	$15.30	$13.20	$15.99

Total Return(b)	15.20%		24.47%	22.72%	18.83%	(14.89)%	34.52%

Net assets, end of period (in 000’s)	$347,275		$273,976	$98,678	$51,429	$22,020	$6,050

Ratio of net expenses to average net assets	0.77	%(c)	0.79%	0.81%	0.84%	0.84%	0.84%

Ratio of total expenses to average net assets	0.80	%(c)	0.82%	0.87%	0.92%	1.03%	1.29%

Ratio of net investment income to average net assets	2.92	%(c)	2.76%	3.12%	3.23%	2.90%	3.03%

Portfolio turnover rate(d)	27%		49%	41%	18%	12%	28%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Equity Income Fund

	Class R Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$20.76		$17.14	$14.50	$12.53	$15.19	$11.60

Net investment income(a)	0.25		0.41	0.42	0.36	0.34	0.41

Net realized and unrealized gain (loss)	2.80		3.62	2.74	1.92	(2.64)	3.48

Total from investment operations	3.05		4.03	3.16	2.28	(2.30)	3.89

Distributions to shareholders from net investment income	(0.09)		(0.41)	(0.52)	(0.30)	(0.36)	(0.30)

Distributions to shareholders from net realized gains	(0.31)		–	–	(0.01)	–	–

Total distributions	(0.40)		(0.41)	(0.52)	(0.31)	(0.36)	(0.30)

Net asset value, end of period	$23.41		$20.76	$17.14	$14.50	$12.53	$15.19

Total Return(b)	14.88%		23.72%	22.01%	18.14%	(15.36)%	33.62%

Net assets, end of period (in 000’s)	$2,440		$2,079	$1,498	$832	$514	$620

Ratio of net expenses to average net assets	1.36	%(c)	1.38%	1.40%	1.44%	1.44%	1.44%

Ratio of total expenses to average net assets	1.42	%(c)	1.44%	1.49%	1.54%	1.69%	1.91%

Ratio of net investment income to average net assets	2.28	%(c)	2.18%	2.52%	2.42%	2.39%	2.79%

Portfolio turnover rate(d)	27%		49%	41%	18%	12%	28%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Equity Income Fund

	Class P Shares

	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$21.96		$18.12	$15.29	$13.20	$15.98	$12.17

Net investment income(a)	0.34		0.56	0.56	0.50	0.44	0.47

Net realized and unrealized gain (loss)	2.95		3.81	2.88	1.98	(2.77)	3.72

Total from investment operations	3.29		4.37	3.44	2.48	(2.33)	4.19

Distributions to shareholders from net investment income	(0.20)		(0.53)	(0.61)	(0.38)	(0.45)	(0.38)

Distributions to shareholders from net realized gains	(0.31)		–	–	(0.01)	–	–

Total distributions	(0.51)		(0.53)	(0.61)	(0.39)	(0.45)	(0.38)

Net asset value, end of period	$24.74		$21.96	$18.12	$15.29	$13.20	$15.98

Total Return(b)	15.21%		24.47%	22.74%	18.84%	(14.90)%	34.55%

Net assets, end of period (in 000’s)	$147,913		$111,108	$59,097	$49,599	$33,413	$28,616

Ratio of net expenses to average net assets	0.77	%(c)	0.79%	0.82%	0.84%	0.84%	0.84%

Ratio of total expenses to average net assets	0.80	%(c)	0.82%	0.88%	0.92%	1.06%	1.32%

Ratio of net investment income to average net assets	2.93	%(c)	2.82%	3.17%	3.21%	2.95%	3.05%

Portfolio turnover rate(d)	27%		49%	41%	18%	12%	28%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Notes to Financial Statements April 30, 2026 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Goldman Sachs China Equity Fund	A, C, Institutional, Investor, R6 and P	Diversified

Goldman Sachs Emerging Markets Equity Fund	A, C, Institutional, Service, Investor, R6 and P	Non-Diversified

Goldman Sachs International Equity ESG Fund	A, C, Institutional, Service, Investor, R6 and P	Diversified

Goldman Sachs International Equity Income Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

47

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule.

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

China Equity Fund	Annually	Annually

Emerging Markets Equity Fund	Annually	Annually

International Equity ESG Fund	Annually	Annually

International Equity Income Fund	Semi-Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in United States (“U.S.”) dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280)-Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within each Fund’s financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

48

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s financial statements at sec.gov.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received,

49

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of April 30, 2026:

China Equity Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$5,006,855	$35,444,481	$—

North America	—	467,603	—

Total	$5,006,855	$35,912,084	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(b)	$—	$18	$—

50

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Emerging Markets Equity Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$28,408,181	$45,569,706	$—

Asia	75,922,489	2,696,278,620	—

Europe	9,658,935	114,300,602	—

North America	46,414,102	16,393,340	—

South America	200,091,385	59,625,718	—

Investment Company	2,287	—	—

Securities Lending Reinvestment Vehicle	4,024,125	—	—

Total	$364,521,504	$2,932,167,986	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(b)	$—	$757	$—

Liabilities

Forward Foreign Currency Exchange Contracts(b)	$—	$(73)	$—

International Equity ESG Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$19,869,934	$179,133,175	$—

Europe	—	539,164,389	—

North America	35,044,102	96,169,040	—

Investment Company	6,648,681	—	—

Total	$61,562,717	$814,466,604	$—

International Equity Income Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$—	$737,635,805	$—

Europe	102,999,024	2,030,492,618	—

North America	55,983,248	388,912,295	—

Oceania	—	110,049,703	—

Investment Company	39,131,229	—	—

Securities Lending Reinvestment Vehicle	68,310,000	—	—

Total	$266,423,501	$3,267,090,421	$—

Derivative Type

Liabilities

Forward Foreign Currency Exchange Contracts(b)	$—	$(167,248)	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

51

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of April 30, 2026. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefor are not representative of the Funds’ net exposure.

China Equity Fund

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Currency	Receivables for unrealized gain on forward foreign currency exchange contracts	$18	Payable for unrealized loss on forward foreign currency exchange contracts	$—

Emerging Markets Equity Fund

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Currency	Receivables for unrealized gain on forward foreign currency exchange contracts	$757	Payable for unrealized loss on forward foreign currency exchange contracts	$73

International Equity Income Fund

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Currency	Receivables for unrealized gain on forward foreign currency exchange contracts	$—	Payable for unrealized loss on forward foreign currency exchange contracts	$(167,248)

[1]	Includes unrealized gain (loss) on forward foreign currency contracts described in the Additional Investment Information sections of the Schedule of Investments.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended April 30, 2026. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

52

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

China Equity Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward foreign currency contracts/Net change in unrealized gain (loss) on forward foreign currency contracts.	$(37)	$18

Emerging Markets Equity Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward foreign currency contracts/Net change in unrealized gain (loss) on forward foreign currency contracts.	(35,625)	684

International Equity ESG Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward foreign currency contracts/Net change in unrealized gain (loss) on forward foreign currency contracts.	(110,128)	—

International Equity Income Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward foreign currency contracts/Net change in unrealized gain (loss) on forward foreign currency contracts.	432,569	(167,248)

For the six months ended April 30, 2026, the relevant values for each derivative type were as follows:

Average number of Notional Amounts(a)
Fund	Forward Contracts

China Equity Fund	44,488

Emerging Markets Equity Fund	1,358,163

International Equity Income Fund	8,878,389

(a)

Amounts disclosed represent the notional amounts for forward contracts, based on absolute value, which is indicative of volume for this derivative type, for the months that the Funds held such derivatives during the six months ended April 30, 2026.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended April 30, 2026, contractual and effective net management fees with GSAM were at the following rates:

53

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS ( continued)

	Contractual Management Rate						Effective Net Management Rate^
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate

China Equity Fund	1.00%	0.90%	0.86%	0.84%	0.82%	1.00%	1.00%

Emerging Markets Equity Fund	1.02	1.02	0.92	0.87	0.85	0.99	0.90(1)

International Equity ESG Fund	0.85	0.77	0.73	0.71	0.70	0.85	0.81(2)

International Equity Income Fund	0.80	0.72	0.68	0.67	0.66	0.73	0.73

^

Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

(1)

GSAM agreed to waive a portion of its management fee in order to achieve an effective management fee rate of 0.90% as an annual percentage of the average daily net assets of the Fund. This waiver will be in effect through at least February 28, 2027, and prior to such date GSAM may not terminate the arrangement without approval of the Trustees.

(2)

GSAM agreed to waive a portion of its management fee in order to achieve an effective management fee rate of 0.81% as an annual percentage of the average daily net assets of the Fund. This waiver will be in effect through at least February 28, 2027, and prior to such date GSAM may not terminate the arrangement without approval of the Trustees.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund and the Goldman Sachs Central Government Fund, which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. For the six months ended April 30, 2026, GSAM waived $51, $6,225, $4,758 and $44,052 of the China Equity, Emerging Markets Equity, International Equity ESG and International Equity Income Funds’ management fees, respectively.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C	Service	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

54

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS ( continued)

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended April 30, 2026, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class C

China Equity Fund	$216	$—

Emerging Markets Equity Fund	2,670	—

International Equity ESG Fund	388	121

International Equity Income Fund	7,664	—

D. Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

For the six months ended April 30, 2026, the transfer agency fee waivers were as follows:

	China Equity Fund	Emerging Markets Equity Fund	International Equity ESG Fund	International Equity Income Fund

Transfer Agency Waivers (Class A, Class C, Investor, and Class R Shares) *	–%	0.06%	0.02%(a)	0.03%

*	These arrangements will remain in effect through at least February 28, 2027, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.
(a)	Prior to February 28, 2026, the waiver was 0.05%.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the China Equity, Emerging Markets Equity, International Equity ESG and International Equity Income Funds are 0.054%, 0.104%, 0.004% and 0.014%, respectively. These Other Expense limitations will remain in place through at least February 28, 2026 and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees.

In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

55

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS ( continued)

For the six months ended April 30, 2026, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waiver/Credits	Other Expense Reimbursements	Total Expense Reductions

China Equity Fund	$51	$—	$222,731	$222,782

Emerging Markets Equity Fund	1,292,778	49,212	—	1,341,990

International Equity ESG Fund	202,880	40,464	301,314	544,658

International Equity Income Fund	44,052	138,825	523,768	706,645

G. Line of Credit Facility — As of April 30, 2026, the Funds participated in a $1,550,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended April 30, 2026, the Funds did not have any borrowings under the facility. Prior to April 10, 2026, the facility was $1,300,000,000.

H. Other Transactions with Affiliates — For the six months ended April 30, 2026, Goldman Sachs did not earn brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs.

The following table provides information about the Funds’ investments in the Underlying Fund as of and for the six months ended April 30, 2026:

China Equity Fund

Underlying Fund	Beginning value as of October 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of April 30, 2026	Shares as of April 30, 2026	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	$587	$3,245,436	$(3,246,023)	$–	–	$1,046

Emerging Markets Equity Fund
Underlying Fund	Beginning value as of October 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of April 30, 2026	Shares as of April 30, 2026	Dividend Income

Goldman Sachs Central Government Fund - Institutional Shares
	–	12,259,706	(12,257,419)	2,287	2,287	2,287

Goldman Sachs Financial Square Government Fund - Institutional Shares
	61,845	281,446,772	(281,508,617)	–	–	125,440

Total	$61,845	$293,706,478	$(293,766,036)	$2,287		$127,727

International Equity ESG Fund
Underlying Fund	Beginning value as of October 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of April 30, 2026	Shares as of April 30, 2026	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	17,808,154	86,301,713	(97,461,186)	6,648,681	6,648,681	98,342

56

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS ( continued)

International Equity Income Fund

Underlying Fund	Beginning value as of October 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of April 30, 2026	Shares as of April 30, 2026	Dividend Income

Goldman Sachs Central Government Fund - Institutional Shares
	$–	$40,279,988	$(1,148,759)	$39,131,229	39,131,229	$15,118

Goldman Sachs Financial Square Government Fund - Institutional Shares
	74,308,962	358,509,802	(432,818,764)	–	–	967,784

Total	$74,308,962	$398,789,790	$(433,967,523)	$39,131,229		$982,902

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2026, were as follows:

Fund	Purchases	Sales

China Equity Fund	$18,529,247	$19,908,434

Emerging Markets Equity Fund	985,434,396	1,288,409,110

International Equity ESG Fund	99,990,834	285,636,610

International Equity Income Fund	882,003,880	893,333,648

7. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying

57

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

7. SECURITIES LENDING (continued)

the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of April 30, 2026, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities. The amounts earned by the Funds for the six months ended April 30, 2026 are reported under Investment Income on the Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the six months ended April 30, 2026
Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Funds from Lending to Goldman Sachs	Amounts Payable to Goldman Sachs Upon Return of Securities Loaned as of April 30, 2026

China Equity Fund	$486	$2,341	$—

Emerging Markets Equity Fund	16,237	839	—

International Equity ESG Fund	1,339	—	—

International Equity Income Fund	6,326	6,955	—

The following table provides information about the Funds’ investments in the Government Money Market Fund for the six months ended April 30, 2026.

Fund	Beginning value as of October 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of April 30, 2026

China Equity Fund	$106,920	$468,480	$(575,400)	$—

Emerging Markets Equity Fund	20,911,972	68,322,120	(85,209,967)	4,024,125

International Equity ESG Fund	—	85,010,000	(85,010,000)	—

International Equity Income Fund	98,941,250	363,995,730	(394,626,980)	68,310,000

8. TAX INFORMATION

As of the Funds’ most recent fiscal year end, October 31, 2025, the Funds’ capital loss carryforwards on a tax basis were are follows:

58

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

8. TAX INFORMATION (continued)

	China Equity Fund	Emerging Markets Equity Fund	International Equity ESG Fund	International Equity Income Fund

Capital loss carryforwards:

Perpetual Short-Term	$(18,158,895)	$(479,701,749)	$—	$—

Perpetual Long-Term	(27,865,614)	(310,523,042)	—	—

Total capital loss carryforwards	(46,024,509)	(790,224,791)	—	—

As of April 30, 2026, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	China Equity Fund	Emerging Markets Equity Fund	International Equity ESG Fund	International Equity Income Fund

Tax Cost	$30,656,196	$1,914,846,421	$645,894,246	$2,646,965,463

Gross unrealized gain	13,420,008	1,494,262,811	277,718,242	922,237,389

Gross unrealized loss	(3,157,265)	(112,419,742)	(47,583,167)	(35,688,930)

Net unrealized gain (loss)	$10,262,743	$1,381,843,069	$230,135,075	$886,548,459

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, differences in the tax treatment of passive foreign investment company investments and underlying fund investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

59

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

9. OTHER RISKS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/ or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

Non-Diversification Risk — Emerging Markets Equity, Emerging Markets Equity ex. China and ESG Emerging Markets Equity Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

60

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. OTHER MATTERS

The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-09, Income Taxes (Topic 740)-Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations.

12. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

13. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	China Equity Fund

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Fiscal Year Ended October 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	43,412	$1,155,316	205,648	$4,585,593

Reinvestment of distributions	5,614	141,870	5,957	116,350

Shares redeemed	(55,984)	(1,429,019)	(195,678)	(4,229,352)

	(6,958)	(131,833)	15,927	472,591

Class C Shares

Shares sold	291	6,517	26,479	583,013

Reinvestment of distributions	595	12,960	110	1,861

Shares redeemed	(2,611)	(60,835)	(24,770)	(445,767)

	(1,725)	(41,358)	1,819	139,107

Institutional Shares

Shares sold	32,609	921,500	91,449	2,150,604

Reinvestment of distributions	3,699	101,456	4,917	104,097

Shares redeemed	(70,644)	(1,985,587)	(177,045)	(4,178,699)

	(34,336)	(962,631)	(80,679)	(1,923,998)

61

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

13. SUMMARY OF SHARE TRANSACTIONS (continued)

	China Equity Fund

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Fiscal Year Ended October 31, 2025

	Shares	Dollars	Shares	Dollars

Investor Shares

Shares sold	1,396	$40,052	6,717	$189,856

Reinvestment of distributions	138	3,774	138	2,899

Shares redeemed	(4,493)	(126,254)	(5,346)	(113,140)

	(2,959)	(82,428)	1,509	79,615

Class R6 Shares

Shares sold	5,117	146,366	12,564	297,103

Reinvestment of distributions	231	6,314	392	8,253

Shares redeemed	(2,313)	(65,990)	(21,301)	(516,831)

	3,035	86,690	(8,345)	(211,475)

Class P Shares

Shares sold	7,235	200,650	4,745	100,580

Reinvestment of distributions	11,855	323,998	13,422	283,207

Shares redeemed	(10,022)	(278,092)	(133,009)	(2,967,753)

	9,068	246,556	(114,842)	(2,583,966)

NET DECREASE IN SHARES	(33,875)	$(885,004)	(184,611)	$(4,028,126)

	Emerging Markets Equity Fund

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Fiscal Year Ended October 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	203,150	$6,129,754	1,084,814	$25,072,596

Reinvestment of distributions	12,231	336,358	44,128	953,623

Shares redeemed	(428,864)	(12,521,126)	(3,370,772)	(87,277,444)

	(213,483)	(6,055,014)	(2,241,830)	(61,251,225)

Class C Shares

Shares sold	18,409	482,654	16,084	330,526

Shares redeemed	(59,492)	(1,569,132)	(156,223)	(3,154,276)

	(41,083)	(1,086,478)	(140,139)	(2,823,750)

Institutional Shares

Shares sold	3,374,607	109,778,510	9,876,015	246,646,657

Reinvestment of distributions	505,177	14,922,935	819,161	19,029,098

Shares redeemed	(9,233,410)	(298,693,583)	(22,268,890)	(565,760,192)

	(5,353,626)	(173,992,138)	(11,573,714)	(300,084,437)

Service Shares

Shares sold	59,900	1,731,608	126,245	2,725,573

Reinvestment of distributions	3,674	96,954	5,960	123,854

Shares redeemed	(72,509)	(2,067,793)	(188,450)	(4,321,585)

	(8,935)	(239,231)	(56,245)	(1,472,158)

62

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

13. SUMMARY OF SHARE TRANSACTIONS (continued)

	Emerging Markets Equity Fund

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Fiscal Year Ended October 31, 2025

	Shares	Dollars	Shares	Dollars

Investor Shares

Shares sold	242,706	$7,792,766	561,452	$13,655,551

Reinvestment of distributions	15,437	452,908	34,229	789,664

Shares redeemed	(458,017)	(14,473,148)	(1,738,420)	(43,152,069)

	(199,874)	(6,227,474)	(1,142,739)	(28,706,854)

Class R6 Shares

Shares sold	403,630	13,211,608	801,424	20,072,491

Reinvestment of distributions	16,517	490,222	49,275	1,149,600

Shares redeemed	(1,687,598)	(51,892,478)	(2,278,833)	(60,511,314)

	(1,267,451)	(38,190,648)	(1,428,134)	(39,289,223)

Class P Shares

Shares sold	337,127	11,110,609	986,595	23,029,321

Reinvestment of distributions	118,858	3,527,703	190,102	4,436,977

Shares redeemed	(1,400,002)	(46,679,309)	(4,019,043)	(99,378,326)

	(944,017)	(32,040,997)	(2,842,346)	(71,912,028)

NET DECREASE IN SHARES	(8,028,469)	$(257,831,980)	(19,425,147)	$(505,539,675)

	International Equity ESG Fund

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Fiscal Year Ended October 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	164,765	$5,373,721	475,786	$13,862,932

Reinvestment of distributions	41,298	1,315,647	51,707	1,349,045

Shares redeemed	(296,485)	(9,648,890)	(1,780,136)	(49,576,606)

	(90,422)	(2,959,522)	(1,252,643)	(34,364,629)

Class C Shares

Shares sold	21,066	628,138	44,023	1,176,206

Reinvestment of distributions	3,782	109,997	3,982	95,132

Shares redeemed	(39,134)	(1,183,680)	(82,124)	(2,146,638)

	(14,286)	(445,545)	(34,119)	(875,300)

Institutional Shares

Shares sold	1,099,134	36,588,072	4,672,287	137,831,965

Reinvestment of distributions	285,952	9,359,048	364,023	9,748,538

Shares redeemed	(5,121,260)	(172,119,604)	(8,836,806)	(258,149,657)

	(3,736,174)	(126,172,484)	(3,800,496)	(110,569,154)

Service Shares

Shares sold	2,403	83,905	3,171	91,731

Reinvestment of distributions	102	3,414	909	24,819

Shares redeemed	(1,611)	(55,804)	(38,835)	(1,196,942)

	894	31,515	(34,755)	(1,080,392)

63

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

13. SUMMARY OF SHARE TRANSACTIONS (continued)

	International Equity ESG Fund

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Fiscal Year Ended October 31, 2025

	Shares	Dollars	Shares	Dollars

Investor Shares

Shares sold	950,527	$31,216,726	1,838,125	$54,812,240

Reinvestment of distributions	93,187	3,028,395	109,757	2,918,438

Shares redeemed	(1,915,325)	(62,781,467)	(2,188,731)	(64,962,973)

	(871,611)	(28,536,346)	(240,849)	(7,232,295)

Class R6 Shares

Shares sold	228,480	7,563,493	890,998	26,403,170

Reinvestment of distributions	62,369	2,028,206	81,947	2,180,597

Shares redeemed	(674,476)	(22,376,704)	(1,639,856)	(49,207,461)

	(383,627)	(12,785,005)	(666,911)	(20,623,694)

Class P Shares

Shares sold	9,040	305,781	110,454	3,150,314

Reinvestment of distributions	75,167	2,445,765	86,883	2,312,822

Shares redeemed	(113,869)	(3,774,317)	(461,489)	(13,755,067)

	(29,662)	(1,022,771)	(264,152)	(8,291,931)

NET DECREASE IN SHARES	(5,124,888)	$(171,890,158)	(6,293,925)	$(183,037,395)

	International Equity Income Fund

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Fiscal Year Ended October 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	632,489	$14,006,032	1,977,465	$36,915,796

Reinvestment of distributions	85,086	1,796,419	114,095	2,155,856

Shares redeemed	(423,114)	(9,314,634)	(2,191,113)	(41,740,365)

	294,461	6,487,817	(99,553)	(2,668,713)

Class C Shares

Shares sold	50,632	972,184	122,017	1,990,960

Reinvestment of distributions	8,184	148,207	7,495	125,319

Shares redeemed	(14,170)	(268,080)	(71,369)	(1,151,681)

	44,646	852,311	58,143	964,598

Institutional Shares

Shares sold	11,357,595	268,577,187	42,853,132	851,734,092

Reinvestment of distributions	1,860,460	41,831,678	1,892,201	37,591,489

Shares redeemed	(15,521,002)	(367,151,238)	(17,242,176)	(340,712,770)

	(2,302,947)	(56,742,373)	27,503,157	548,612,811

Investor Shares

Shares sold	7,626,878	168,890,048	19,624,040	363,497,680

Reinvestment of distributions	861,357	18,103,021	889,719	16,593,855

Shares redeemed	(8,985,414)	(198,887,463)	(9,403,391)	(174,973,857)

	(497,179)	(11,894,394)	11,110,368	205,117,678

64

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

13. SUMMARY OF SHARE TRANSACTIONS (continued)

	International Equity Income Fund

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Fiscal Year Ended October 31, 2025

	Shares	Dollars	Shares	Dollars

Class R6 Shares

Shares sold	3,698,540	$86,948,458	9,577,250	$190,350,183

Reinvestment of distributions	279,461	6,273,886	240,392	4,809,283

Shares redeemed	(2,418,029)	(56,736,936)	(2,788,386)	(56,087,932)

	1,559,972	36,485,408	7,029,256	139,071,534

Class R Shares

Shares sold	8,070	184,157	36,793	692,726

Reinvestment of distributions	1,880	39,918	1,966	37,317

Shares redeemed	(5,848)	(133,374)	(26,027)	(488,354)

	4,102	90,701	12,732	241,689

Class P Shares

Shares sold	1,194,702	28,198,058	2,212,388	43,562,979

Reinvestment of distributions	120,134	2,695,841	113,278	2,249,546

Shares redeemed	(395,745)	(9,425,534)	(527,072)	(10,108,403)

	919,091	21,468,365	1,798,594	35,704,122

NET INCREASE (DECREASE) IN SHARES	22,146	$(3,252,165)	47,412,697	$927,043,719

65

(This page intentionally left blank)

(This page intentionally left blank)

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener Brian J. Wildman GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President and Principal Executive Officer Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2026 Goldman Sachs. All rights reserved. EQINTEMESAR-26

Goldman Sachs Funds Semi-Annual Financial Statements April 30, 2026 Goldman Sachs International Equity Insights Funds Goldman Sachs Emerging Markets Equity Insights Fund Goldman Sachs International Equity Insights Fund Goldman Sachs International Small Cap Insights Fund

Goldman Sachs International Equity Insights Funds

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 94.4%

Australia – 0.4%
144,583	Anglogold Ashanti PLC (Materials)	$13,435,984

Belgium – 0.0%
89,950	Viohalco SA (Materials)	1,561,226

Brazil – 3.0%
3,329,500	Axia Energia SA (Utilities)	41,721,288
3,350,400	Banco Bradesco SA ADR (Banks)	12,999,552
36,300	Banco BTG Pactual SA (Financial Services)	435,002
56,600	Banco Santander Brasil SA ADR (Banks)(a)	331,676
454,600	Cia De Sanena Do Parana (Utilities)	3,721,775
2,214,300	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira (Technology Hardware & Equipment)	6,381,126
414,600	Lojas Renner SA (Consumer Discretionary Distribution & Retail)	1,138,689
363,200	Petroleo Brasileiro SA - Petrobras ADR (Energy)	8,001,296
1,806,200	Vale SA ADR (Materials)	29,549,432

		104,279,836

Chile – 1.2%
132,173,250	Banco de Chile (Banks)	24,777,435
114,806	Banco de Credito e Inversiones SA (Banks)	7,757,421
8,841	Banco Itau Chile SA (Banks)	180,787
7,331,250	Cia Sud Americana de Vapores SA (Transportation)	415,525
16,944,003	Latam Airlines Group SA (Transportation)	402,976
105,893	Sociedad Quimica y Minera de Chile SA ADR (Materials)*	9,760,158

		43,294,302

China – 22.2%
5,724,500	3SBio, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*(b)	17,122,771
607,000	AAC Technologies Holdings, Inc. (Technology Hardware & Equipment)	2,811,252
29,855	Advanced Micro-Fabrication Equipment Inc China, Class A (Semiconductors & Semiconductor Equipment)	1,659,116
3,598,700	Alibaba Group Holding Ltd. (Consumer Discretionary Distribution & Retail)	59,310,225
1,618,000	Aluminum Corp. of China Ltd., Class H (Materials)	2,369,654

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
448,500	Biocytogen Pharmaceuticals Beijing Co. Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)*	$3,000,498
23,680,100	BOE Technology Group Co. Ltd., Class A (Technology Hardware & Equipment)	14,192,825
209,400	CALB Group Co. Ltd., Class H (Automobiles & Components)*(b)	953,741
539,200	Chery Automobile Co. Ltd., Class H (Automobiles & Components)*	1,997,351
395,500	China CITIC Bank Corp. Ltd., Class A (Banks)	486,903
2,358,000	China CITIC Bank Corp. Ltd., Class H (Banks)	2,472,834
782,000	China Conch Venture Holdings Ltd. (Capital Goods)	1,212,529
6,276,000	China Construction Bank Corp., Class H (Banks)	7,084,349
580,000	China Gold International Resources Corp. Ltd. (Materials)	12,458,607
7,001,000	China Hongqiao Group Ltd. (Materials)	29,635,579
2,526,000	China Life Insurance Co. Ltd., Class H (Insurance)	9,318,551
4,920,000	China Nonferrous Mining Corp. Ltd. (Materials)	8,554,421
2,564,000	China Oilfield Services Ltd., Class H (Energy)	3,095,855
2,013,800	China Pacific Insurance Group Co. Ltd., Class H (Insurance)	8,790,979
7,410,000	China Reinsurance Group Corp., Class H (Insurance)	1,168,449
2,460,500	China Resources Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)(b)	1,651,653
1,530,000	China Resources Power Holdings Co. Ltd. (Utilities)	3,772,917
1,080,700	China Yangtze Power Co. Ltd., Class A (Utilities)	4,322,009
726,000	CIMC Enric Holdings Ltd. (Capital Goods)	972,326
4,620,000	Consun Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	9,573,344
497,300	Contemporary Amperex Technology Co. Ltd., Class A (Capital Goods)	31,933,551
194,300	Contemporary Amperex Technology Co. Ltd., Class H (Capital Goods)(a)	15,356,698

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
6,816,000	Datang International Power Generation Co. Ltd., Class H (Utilities)	$2,349,595
644,000	Dongyue Group Ltd. (Materials)	1,060,554
119,800	Ganfeng Lithium Group Co. Ltd., Class H (Materials)(b)	1,288,582
11,374,000	Geely Automobile Holdings Ltd. (Automobiles & Components)	33,254,338
1,096,000	GEM Co. Ltd., Class A (Capital Goods)	1,477,482
3,878,000	Guangdong Investment Ltd. (Utilities)	4,050,053
990,800	H World Group Ltd. (Consumer Services)	5,115,628
241,900	H World Group Ltd. ADR (Consumer Services)	12,491,716
4,226,000	Harbin Electric Co. Ltd., Class H (Capital Goods)	12,617,732
1,632,422	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A (Materials)	7,743,883
3,454,000	Huaneng Power International, Inc., Class H (Utilities)	2,756,144
959,806	Huayu Automotive Systems Co. Ltd., Class A (Automobiles & Components)	2,621,772
7,542,000	Huishang Bank Corp. Ltd., Class H (Banks)	4,949,362
3,005,300	Industrial & Commercial Bank of China Ltd., Class A (Banks)	3,273,979
26,359,000	Industrial & Commercial Bank of China Ltd., Class H (Banks)	23,748,148
1,094,000	Innovent Biologics, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*(b)	12,775,111
1,940,200	J&T Global Express Ltd. (Transportation)*	2,427,572
2,114,550	JD.com, Inc., Class A (Consumer Discretionary Distribution & Retail)	32,035,694
3,385,000	Jiangxi Copper Co. Ltd., Class H (Materials)	16,087,104
697,000	Kingboard Holdings Ltd. (Technology Hardware & Equipment)	3,951,116
3,571,400	Kuaishou Technology (Media & Entertainment)(b)	19,881,380
686,800	Livzon Pharmaceutical Group, Inc., Class H (Pharmaceuticals, Biotechnology & Life Sciences)	2,469,236
19,000,000	Lonking Holdings Ltd. (Capital Goods)	8,088,217
2,314,600	Ningxia Baofeng Energy Group Co. Ltd., Class A (Materials)	10,401,935

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
15,000	PDD Holdings, Inc. ADR (Consumer Discretionary Distribution & Retail)*	$1,498,200
916,800	PetroChina Co. Ltd., Class A (Energy)	1,641,168
25,947	Piotech, Inc., Class A (Semiconductors & Semiconductor Equipment)	1,701,857
5,463,000	Q Technology Group Co. Ltd. (Technology Hardware & Equipment)	5,733,145
2,209,764	Qinghai Salt Lake Industry Co. Ltd., Class A (Materials)*	12,814,098
587,400	Satellite Chemical Co. Ltd., Class A (Materials)	2,545,221
1,370,000	Shanghai Electric Group Co. Ltd., Class H (Capital Goods)*	684,880
571,802	Shengyi Technology Co. Ltd., Class A (Technology Hardware & Equipment)	6,484,246
1,496,000	Simcere Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)(b)	2,270,469
17,093,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	11,897,821
7,819,000	Sinopec Engineering Group Co. Ltd., Class H (Capital Goods)	6,279,159
13,844,000	Sinopec Shanghai Petrochemical Co. Ltd., Class H (Materials)	2,307,988
628,000	Sinotruk Hong Kong Ltd. (Capital Goods)	3,083,674
4,025,000	SITC International Holdings Co. Ltd. (Transportation)	16,852,566
2,140,600	SooChow Securities Co. Ltd., Class A (Financial Services)	2,528,064
472,180	Sungrow Power Supply Co. Ltd., Class A (Capital Goods)	9,605,617
503,000	TCL Electronics Holdings Ltd. (Consumer Durables & Apparel)*	972,030
28,241,760	TCL Technology Group Corp., Class A (Technology Hardware & Equipment)	17,693,264
1,756,400	Tencent Holdings Ltd. (Media & Entertainment)	106,670,152
1,062,000	Tianneng Power International Ltd. (Automobiles & Components)	780,750
238,800	Tianqi Lithium Corp., Class H (Materials)*	2,036,475
389,350	Trip.com Group Ltd. (Consumer Services)*	21,024,500
1,020,685	Weichai Power Co. Ltd., Class A (Capital Goods)	4,696,107

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

China – (continued)
699,000	Weichai Power Co. Ltd., Class H (Capital Goods)	$3,474,651
2,360,500	Wuxi Biologics Cayman, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*(b)	10,085,819
8,886,000	Yadea Group Holdings Ltd. (Automobiles & Components)(b)	13,648,079
75,000	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H (Technology Hardware & Equipment)(b)	1,933,794
1,773,000	Yangzijiang Shipbuilding Holdings Ltd. (Capital Goods)	6,046,753
963,415	Yunnan Aluminium Co. Ltd., Class A (Materials)	4,530,910
318,800	Zhejiang Chint Electrics Co. Ltd., Class A (Capital Goods)	1,532,950
1,046,900	Zhuzhou CRRC Times Electric Co. Ltd., Class H (Capital Goods)	4,783,466
128,500	ZTO Express Cayman, Inc. (Transportation)	3,256,043

		773,289,236

Colombia – 0.0%
9,844	Grupo Cibest SA ADR (Banks)	671,262
51,246	Interconexion Electrica SA ESP (Utilities)	396,336

		1,067,598

Czech Republic – 0.0%
7,282	Komercni Banka AS (Banks)	387,634
130,526	Moneta Money Bank AS (Banks)(b)	1,149,018

		1,536,652

Egypt – 0.0%
453,253	Misr Fertilizers Production Co. SAE (Materials)	426,071

Greece – 0.5%
82,926	Alpha Bank SA (Banks)	332,802
42,500	Danaos Corp. (Transportation)	5,117,425
12,300	Euroseas Ltd. (Transportation)	861,123
170,099	HELLENiQ ENERGY Holdings SA (Energy)	1,963,429
78,600	Star Bulk Carriers Corp. (Transportation)	1,975,218
119,700	Tsakos Energy Navigation Ltd. (Energy)	4,869,396

		15,119,393

Hong Kong – 0.4%
3,954,000	Skyworth Group Ltd. (Consumer Durables & Apparel)*	3,178,945
2,520,000	Wasion Holdings Ltd. (Technology Hardware & Equipment)	8,738,637

Shares	Description	Value

Common Stocks – (continued)

Hong Kong – (continued)
1,354,500	WH Group Ltd. (Food, Beverage & Tobacco)(b)	$1,646,325

		13,563,907

India – 10.7%
10,503	ABB India Ltd. (Capital Goods)	802,328
36,143	Adani Energy Solutions Ltd. (Utilities)*	513,837
49,800	Aegis Logistics Ltd. (Energy)	369,077
41,336	Anand Rathi Wealth Ltd. (Financial Services)	1,574,193
4,661	Apar Industries Ltd. (Capital Goods)	609,337
44,422	Astra Microwave Products Ltd. (Technology Hardware & Equipment)	528,793
105,023	Avanti Feeds Ltd. (Food, Beverage & Tobacco)	1,545,880
84,935	Balrampur Chini Mills Ltd. (Food, Beverage & Tobacco)	467,361
4,664,658	Bank of India (Banks)	6,920,944
6,053,260	Bharat Petroleum Corp. Ltd. (Energy)	19,274,653
1,805,907	Bharti Airtel Ltd. (Telecommunication Services)	36,099,949
296	Bosch Ltd. (Automobiles & Components)	112,616
38,007	BSE Ltd. (Financial Services)	1,468,001
3,417,749	Canara Bank (Banks)	4,877,957
227,202	CESC Ltd. (Utilities)	451,774
279,555	City Union Bank Ltd. (Banks)	799,449
26,365	Dr Lal PathLabs Ltd. (Health Care Equipment & Services)(b)	381,717
245,407	Eicher Motors Ltd. (Automobiles & Components)	18,465,621
10,481	Escorts Kubota Ltd. (Capital Goods)	359,686
150,344	Federal Bank Ltd. (Banks)	457,129
5,096	Force Motors Ltd. (Capital Goods)	1,075,284
316,168	GE Vernova T&D India Ltd. (Capital Goods)	14,877,397
61,295	Glenmark Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,558,773
92,762	Graphite India Ltd. (Capital Goods)	693,501
24,472	Great Eastern Shipping Co. Ltd. (The) (Energy)	408,706
588,631	Gujarat Alkalies & Chemicals Ltd. (Materials)	4,967,289
14,998	HBL Engineering Ltd. (Capital Goods)	126,877
27,456	HDFC Asset Management Co. Ltd. (Financial Services)(b)	787,799
6,196,323	HDFC Bank Ltd. (Banks)	50,680,184
73,873	Hero MotoCorp Ltd. (Automobiles & Components)	3,991,868

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

India – (continued)
1,779,772	Hindalco Industries Ltd. (Materials)	$19,553,625
64,266	Hindustan Zinc Ltd. (Materials)	406,882
74,930	Hitachi Energy India Ltd. (Capital Goods)	26,616,347
613,886	ICICI Bank Ltd. ADR (Banks)	16,323,229
9,467,865	Indian Oil Corp. Ltd. (Energy)	14,253,108
1,682,937	Indus Towers Ltd. (Telecommunication Services)*	7,295,126
228,237	Infosys Ltd. ADR (Software & Services)(a)	2,843,833
333,082	Jamna Auto Industries Ltd. (Capital Goods)	429,019
49,343	JB Chemicals & Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,063,834
398,474	Larsen & Toubro Ltd. (Capital Goods)	16,927,115
1,491,913	Laurus Labs Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)(b)	17,419,140
3,987	Linde India Ltd. (Materials)	308,696
30,396	Lupin Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	742,973
17,734	MTAR Technologies Ltd. (Capital Goods)*	1,213,105
121,869	Muthoot Finance Ltd. (Financial Services)	4,416,018
354,903	National Aluminium Co. Ltd. (Materials)	1,501,639
2,626,810	NTPC Ltd. (Utilities)	11,091,664
1,499,161	Oil & Natural Gas Corp. Ltd. (Energy)	4,752,535
74,985	Petronet LNG Ltd. (Energy)	219,401
322,608	REC Ltd. (Financial Services)	1,211,296
623,123	Reliance Industries Ltd. (Energy)	9,450,531
2,300,982	Samvardhana Motherson International Ltd. (Automobiles & Components)	2,959,367
392,034	Shipping Corp. of India Ltd. (Transportation)	1,263,000
11,633	Siemens Energy India Ltd. (Capital Goods)	404,053
29,099	Solar Industries India Ltd. (Materials)	4,753,356
2,025,732	State Bank of India (Banks)	22,913,060
59,715	UPL Ltd. (Materials)	406,281
3,725	Voltamp Transformers Ltd. (Capital Goods)	463,456
5,915,441	Yes Bank Ltd. (Banks)*	1,250,057
770,261	Zydus Lifesciences Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	7,280,586

		374,980,312

Shares	Description	Value

Common Stocks – (continued)

Indonesia – 0.8%
8,523,400	Aneka Tambang Tbk (Materials)	$1,849,702
45,949,600	Bank Mandiri Persero Tbk PT (Banks)	11,691,947
4,249,800	Bumitama Agri Ltd. (Food, Beverage & Tobacco)	6,911,601
1,267,700	Charoen Pokphand Indonesia Tbk PT (Food, Beverage & Tobacco)	293,673
37,610,400	Elang Mahkota Teknologi Tbk PT (Media & Entertainment)	1,792,523
8,234,000	Energi Mega Persada Tbk PT (Energy)*	813,552
38,356,000	ESSA Industries Indonesia Tbk PT (Materials)*	1,938,713
15,950,100	Perusahaan Gas Negara Persero Tbk PT (Utilities)	1,794,364
4,357,400	Trimegah Bangun Persada Tbk PT (Materials)	263,055
6,277,800	Unilever Indonesia Tbk PT (Household & Personal Products)	556,697

		27,905,827

Kuwait – 0.4%
105,681	Boubyan Bank KSCP (Banks)	233,573
82,796	Gulf Cables & Electrical Industries Group Co. KSCP (Capital Goods)	521,561
3,426,728	Kuwait International Bank KSCP (Banks)	3,033,106
751,376	Mobile Telecommunications Co. KSCP (Telecommunication Services)	1,392,795
3,374,375	National Bank of Kuwait SAKP (Banks)	9,437,276

		14,618,311

Mexico – 2.1%
4,106,752	Grupo Financiero Banorte SAB de CV, Class O (Banks)	44,592,765
1,837,640	Grupo Mexico SAB de CV, Series B (Materials)	20,113,734
207,517	Promotora y Operadora de Infraestructura SAB de CV (Transportation)	3,285,869
260,814	Regional SAB de CV (Banks)	2,197,775
30,600	Ternium SA ADR (Materials)	1,344,258

		71,534,401

Monaco – 0.1%
594,500	Safe Bulkers, Inc. (Transportation)	4,006,930

Peru – 0.0%
3,800	Credicorp Ltd. (Banks)	1,231,846

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Philippines – 0.4%
831,360	International Container Terminal Services, Inc. (Transportation)	$9,601,718
3,048,150	Metropolitan Bank & Trust Co. (Banks)	3,322,099

		12,923,817

Poland – 1.6%
21,766	Alior Bank SA (Banks)	743,456
10,762	Bank Polska Kasa Opieki SA (Banks)	673,685
4,209	Budimex SA (Capital Goods)	765,210
923,896	ORLEN SA (Energy)	33,955,556
218,098	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)	5,713,211
626,374	Powszechny Zaklad Ubezpieczen SA (Insurance)	11,019,720
1,325,765	Tauron Polska Energia SA (Utilities)*	3,462,175

		56,333,013

Qatar – 0.2%
871,281	Ooredoo QPSC (Telecommunication Services)	3,278,371
40,869	Qatar National Bank QPSC (Banks)	194,748
1,315,283	Qatar Navigation QSC (Transportation)	3,718,988
549,657	Vodafone Qatar PQSC (Telecommunication Services)	402,400

		7,594,507

Russia – 0.0%
106,118	PhosAgro PJSC, GDR (Materials)*(c)	—
683	PhosAgro PJSC NPV (Materials)*(c)	—
18,426	Polyus PJSC, GDR (Materials)*(c)	—
2,789,380	Sberbank of Russia PJSC (Banks)*(c)	—
54,816	VTB Bank PJSC (Banks)*(c)	—

		—

Saudi Arabia – 3.2%
300,481	Al Babtain Power & Telecommunication Co. (Capital Goods)	5,347,128
681,412	Al Rajhi Bank (Banks)	12,492,963
478,690	Alinma Bank (Banks)	3,110,073
1,899,535	Arab National Bank (Banks)	10,935,944
1,338,955	Banque Saudi Fransi (Banks)	6,893,806
128,265	Mouwasat Medical Services Co. (Health Care Equipment & Services)	2,330,291
3,892,172	Riyad Bank (Banks)	21,533,814
182,828	Riyadh Cables Group Co. (Capital Goods)	6,454,187
3,490,539	Saudi Arabian Oil Co. (Energy)(b)	25,890,081

Shares	Description	Value

Common Stocks – (continued)

Saudi Arabia – (continued)
1,386,306	Saudi Awwal Bank (Banks)	$12,610,169
194,370	Saudi Basic Industries Corp. (Materials)	3,176,509

		110,774,965

South Africa – 1.5%
23,198	Astral Foods Ltd. (Food, Beverage & Tobacco)	341,260
54,758	DataTec Ltd. (Technology Hardware & Equipment)	235,271
68,676	Exxaro Resources Ltd. (Energy)(a)	906,651
235,682	Gold Fields Ltd. ADR (Materials)	10,011,771
108,287	Investec Ltd. (Financial Services)	901,010
958,494	Momentum Group Ltd. (Insurance)	2,177,938
512,728	Naspers Ltd., Class N (Consumer Discretionary Distribution & Retail)	27,764,182
39,539	Northam Platinum Holdings Ltd. (Materials)	762,364
6,571,302	Old Mutual Ltd. (Insurance)	5,372,635
134,825	Omnia Holdings Ltd. (Materials)	780,905
302,661	Remgro Ltd. (Financial Services)	3,561,706

		52,815,693

South Korea – 17.4%
236,387	BNK Financial Group, Inc. (Banks)	3,001,459
12,050	CS Wind Corp. (Capital Goods)*	586,584
103,430	Daou Technology, Inc. (Financial Services)	3,274,730
792	Doosan Co. Ltd. (Capital Goods)	874,398
36,210	HAESUNG DS Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,997,030
185,088	Hana Financial Group, Inc. (Banks)	16,080,732
27,726	HD Hyundai Co. Ltd. (Energy)	5,886,667
9,136	HD Hyundai Electric Co. Ltd. (Capital Goods)	7,856,219
68,681	HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (Capital Goods)	21,505,923
48,690	Hyundai Glovis Co. Ltd. (Transportation)	7,517,915
118,737	iM Financial Group Co. Ltd. (Banks)	1,536,588
309,593	KB Financial Group, Inc. (Banks)	33,902,041
3,509	Korea Electric Terminal Co. Ltd. (Capital Goods)	216,237

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

South Korea – (continued)
32,032	LG Electronics, Inc. (Consumer Durables & Apparel)	$3,085,099
10,214	LG Innotek Co. Ltd. (Technology Hardware & Equipment)	3,993,223
223,292	Power Logics Co. Ltd. (Semiconductors & Semiconductor Equipment)*	783,006
1,681,755	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	253,251,599
1,386,509	Samsung Heavy Industries Co. Ltd. (Capital Goods)*	30,540,083
376,429	Shinhan Financial Group Co. Ltd. (Banks)	25,562,818
176,506	SK hynix, Inc. (Semiconductors & Semiconductor Equipment)	157,402,524
4,077	SNT Energy Co. Ltd. (Capital Goods)	156,560
75,459	TES Co. Ltd. (Semiconductors & Semiconductor Equipment)	4,381,863
4,594	WONIK IPS Co. Ltd. (Semiconductors & Semiconductor Equipment)	371,252
1,021,096	Woori Financial Group, Inc. (Banks)	23,285,227
67,096	Zeus Co. Ltd. (Semiconductors & Semiconductor Equipment)	740,824

		607,790,601

Taiwan – 24.6%
460,000	Accton Technology Corp. (Technology Hardware & Equipment)	33,688,838
78,000	Acter Group Corp. Ltd. (Capital Goods)	2,085,060
596,000	Advanced Wireless Semiconductor Co. (Semiconductors & Semiconductor Equipment)	2,755,965
693,000	Alltek Technology Corp. (Technology Hardware & Equipment)	1,147,520
25,000	Alltop Technology Co. Ltd. (Technology Hardware & Equipment)	263,608
468,000	Ampak Technology, Inc. (Technology Hardware & Equipment)	927,483
387,000	Anpec Electronics Corp. (Semiconductors & Semiconductor Equipment)	2,929,738
168,000	AP Memory Technology Corp. (Semiconductors & Semiconductor Equipment)	4,523,827
136,000	Arcadyan Technology Corp. (Technology Hardware & Equipment)	688,640

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
2,369,000	Ardentec Corp. (Semiconductors & Semiconductor Equipment)	$14,872,888
61,000	Argosy Research, Inc. (Technology Hardware & Equipment)	325,504
1,163,000	ASE Technology Holding Co. Ltd. (Semiconductors & Semiconductor Equipment)	18,229,626
297,000	Asia Vital Components Co. Ltd. (Technology Hardware & Equipment)	27,191,327
210,000	Bizlink Holding, Inc. (Capital Goods)	18,856,563
154,000	Brillian Network & Automation Integrated System Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,209,520
3,901,000	Cathay Financial Holding Co. Ltd. (Insurance)	9,522,787
280,000	Channel Well Technology Co. Ltd. (Technology Hardware & Equipment)	496,963
192,000	ChipMOS Technologies, Inc. (Semiconductors & Semiconductor Equipment)	431,561
52,000	Chroma ATE, Inc. (Technology Hardware & Equipment)	3,553,178
94,000	Chunghwa Precision Test Tech Co. Ltd. (Technology Hardware & Equipment)	10,524,878
1,349,000	Contrel Technology Co. Ltd. (Semiconductors & Semiconductor Equipment)	4,503,721
134,000	Daxin Materials Corp. (Materials)	1,906,189
470,000	Delta Electronics, Inc. (Technology Hardware & Equipment)	32,958,969
548,000	Dynapack International Technology Corp. (Technology Hardware & Equipment)	6,396,642
105,000	E&R Engineering Corp. (Semiconductors & Semiconductor Equipment)*	656,121
134,000	Elite Semiconductor Microelectronics Technology, Inc. (Semiconductors & Semiconductor Equipment)	737,983
414,000	Eson Precision Ind Co. Ltd. (Technology Hardware & Equipment)	1,399,901
324,000	Etron Technology, Inc. (Semiconductors & Semiconductor Equipment)*	734,148
10,000	EZconn Corp. (Technology Hardware & Equipment)	681,535

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
219,000	Favite, Inc. (Technology Hardware & Equipment)	$900,708
1,913,000	Formosa Petrochemical Corp. (Energy)	3,418,205
11,000	Fositek Corp. (Technology Hardware & Equipment)	738,017
943,000	Gamania Digital Entertainment Co. Ltd. (Media & Entertainment)	1,179,771
106,000	Genius Electronic Optical Co. Ltd. (Technology Hardware & Equipment)	1,722,064
934,000	Gigastorage Corp. (Semiconductors & Semiconductor Equipment)*	913,072
127,000	Global Mixed Mode Technology, Inc. (Semiconductors & Semiconductor Equipment)	1,016,529
1,483,000	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)	10,477,424
679,000	Hong TAI Electric Industrial (Capital Goods)	768,340
756,000	Ichia Technologies, Inc. (Technology Hardware & Equipment)	1,712,009
329,000	Kaimei Electronic Corp. (Technology Hardware & Equipment)	898,225
85,000	Keystone Microtech Corp. (Semiconductors & Semiconductor Equipment)	5,850,826
1,172,000	King Yuan Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	11,459,120
1,765,000	Kinko Optical Co. Ltd. (Technology Hardware & Equipment)*	3,549,994
20,000	L&K Engineering Co. Ltd. (Commercial & Professional Services)	431,412
1,207,000	Lelon Electronics Corp. (Technology Hardware & Equipment)	6,834,528
1,161,000	Macronix International Co. Ltd. (Semiconductors & Semiconductor Equipment)*	5,802,576
119,000	Marketech International Corp. (Semiconductors & Semiconductor Equipment)	1,453,873
18,000	Mega Union Technology, Inc. (Capital Goods)	519,432
4,000	MPI Corp. (Semiconductors & Semiconductor Equipment)	642,255
348,000	New Era Electronics Co. Ltd. (Technology Hardware & Equipment)	609,179

Shares	Description	Value

Common Stocks – (continued)

Taiwan – (continued)
1,805,000	Pan Jit International, Inc. (Semiconductors & Semiconductor Equipment)	$5,839,703
578,000	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	3,790,764
261,000	Simplo Technology Co. Ltd. (Technology Hardware & Equipment)	2,962,916
1,415,000	Sincere Navigation Corp. (Transportation)	1,549,669
690,000	TA-I Technology Co. Ltd. (Technology Hardware & Equipment)	1,504,758
7,784,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	540,379,827
49,000	Thinking Electronic Industrial Co. Ltd. (Technology Hardware & Equipment)	273,672
70,000	Topco Scientific Co. Ltd. (Semiconductors & Semiconductor Equipment)	908,656
498,000	TPK Holding Co. Ltd. (Technology Hardware & Equipment)	959,657
1,226,000	Tripod Technology Corp. (Technology Hardware & Equipment)	17,663,268
77,000	TXC Corp. (Technology Hardware & Equipment)	374,250
249,000	United Integrated Services Co. Ltd. (Capital Goods)	7,596,555
322,000	Win Semiconductors Corp. (Semiconductors & Semiconductor Equipment)	5,575,918
1,044,000	WPG Holdings Ltd. (Technology Hardware & Equipment)	3,345,288

		858,823,143

Thailand – 1.2%
1,612,100	Advanced Info Service PCL (Telecommunication Services)	16,837,460
532,800	Charoen Pokphand Foods PCL (Food, Beverage & Tobacco)	315,455
2,633,000	Hana Microelectronics PCL (Technology Hardware & Equipment)	2,688,183
2,569,900	Kiatnakin Phatra Bank PCL (Banks)	6,234,985
1,043,100	Krung Thai Bank PCL (Banks)	1,055,980
527,400	Krungthai Card PCL (Financial Services)	473,926
1,613,000	Regional Container Lines PCL (Transportation)	1,521,582

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Thailand – (continued)
8,967,500	Thai Oil PCL (Energy)	$13,260,707

		42,388,278

Turkey – 1.0%
19,690	Agesa Hayat ve Emeklilik AS (Insurance)	104,976
447,158	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS (Capital Goods)	2,810,525
437,998	Aygaz AS (Utilities)	2,786,879
71,508	BIM Birlesik Magazalar AS (Consumer Staples Distribution & Retail)	1,174,769
1,992,631	CW Enerji Muhendislik Ticaret VE Sanayi AS (Capital Goods)*	1,615,811
295,116	EGE Gubre Sanayii AS (Transportation)	828,171
5,717,398	Enka Insaat ve Sanayi AS (Capital Goods)(a)	13,255,868
3,508,037	Is Yatirim Menkul Degerler AS (Financial Services)	3,286,772
875,711	Iskenderun Demir ve Celik AS (Materials)	939,137
875,600	Kocaer Celik Sanayi Ve Ticaret AS (Materials)	227,859
573,611	Margun Enerji Uretim Sanayi VE Ticaret AS (Utilities)*	813,102
0	Turkiye Is Bankasi AS, Class C (Banks)	—
256,413	Turkiye Petrol Rafinerileri AS (Energy)	1,541,501
10,431,489	Turkiye Sigorta AS (Insurance)	3,251,971
524,655	YEO Teknoloji Enerji VE Endustri AS (Capital Goods)*	647,912

		33,285,253

United Arab Emirates – 0.7%
1,650,265	Abu Dhabi Commercial Bank PJSC (Banks)	6,200,119
974,582	Abu Dhabi National Oil Co. for Distribution PJSC (Consumer Discretionary Distribution & Retail)	973,759
301,432	Abu Dhabi Ports Co. PJSC (Transportation)*	356,161
1,364,473	Borouge PLC (Materials)	940,044
1,175,336	Dubai Investments PJSC (Capital Goods)*	1,299,138
1,539,156	Dubai Islamic Bank PJSC (Banks)	2,991,907
370,391	Emaar Development PJSC (Real Estate Management & Development)	1,470,230
400,044	Emaar Properties PJSC (Real Estate Management & Development)	1,288,142
937,886	Emirates NBD Bank PJSC (Banks)	7,404,833

Shares	Description	Value

Common Stocks – (continued)

United Arab Emirates – (continued)
332,938	First Abu Dhabi Bank PJSC (Banks)	$1,591,678
141,490	Orascom Construction PLC (Capital Goods)	1,586,284

		26,102,295

United States – 0.8%
1,111,300	BeOne Medicines Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)*	25,225,587
190,200	Seanergy Maritime Holdings Corp. (Transportation)	2,832,078

		28,057,665

TOTAL COMMON STOCKS (Cost $2,336,984,437)		3,298,741,062

Shares	Description	Rate	Value

Preferred Stocks – 3.4%

Brazil – 2.4%
418,300	Axia Energia SA (Utilities)*	0.00%	5,064,236
361,700	Axia Energia SA (Utilities)	5.84	5,014,481
2,762,300	Itau Unibanco Holding SA (Banks)	7.89	24,093,004
1,920,900	Itausa SA (Banks)	8.82	5,399,840
4,095,100	Petroleo Brasileiro SA - Petrobras (Energy)	7.29	40,588,777
623,500	Usinas Siderurgicas de Minas Gerais SA Usiminas (Materials)*	5.14	1,043,826

			81,204,164

South Korea – 1.0%
10,504	LG Electronics, Inc. (Consumer Durables & Apparel)	2.98	430,105
489,912	Mirae Asset Securities Co. Ltd. (Financial Services)	1.54	6,515,752
3,483	Samsung Electro- Mechanics Co. Ltd. (Technology Hardware & Equipment)	0.69	832,258

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Shares	Description	Rate	Value

Preferred Stocks – (continued)

South Korea – (continued)
255,009	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	1.05%	$27,524,123

			35,302,238

TOTAL PREFERRED STOCKS (Cost $84,883,044)			116,506,402

Shares	Dividend Rate	Value

Investment Company – 0.0%(d)

Goldman Sachs Central Government Fund - Institutional Shares
5,732	3.691%	5,732
(Cost $5,732)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $2,421,873,213)		3,415,253,196

Securities Lending Reinvestment Vehicle – 0.4%(d)

Goldman Sachs Financial Square Government Fund - Institutional Shares
15,501,438	3.537%	15,501,438

(Cost $15,501,438)

TOTAL INVESTMENTS – 98.2% (Cost $2,437,374,651)		$3,430,754,634

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.8%		62,456,785

NET ASSETS – 100.0%		$3,493,211,419

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
PLC	—Public Limited Company

Sector Name	% of Market Value
Information Technology	39.0%
Financials	17.1
Industrials	10.8
Consumer Discretionary	7.2
Materials	7.2
Communication Services	5.7
Energy	5.6
Health Care	3.7
Utilities	2.7
Consumer Staples	0.4
Real Estate	0.1
Investment Company	0.0
Securities Lending Reinvestment Vehicle	0.5

TOTAL INVESTMENTS	100.0%

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At April 30, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
Morgan Stanley Co., Inc.
	HKD	43,940,798	USD	5,607,275	5/4/2026	$2,786
	PLN	10,778,627	USD	2,956,415	5/4/2026	17,164
	TRY	154,677,575	USD	3,421,812	5/4/2026	1,413
	ZAR	10,318,571	USD	613,371	5/5/2026	6,035
TOTAL						$27,398

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
Morgan Stanley Co., Inc.
	USD	1,221,514	CZK	25,510,833	5/4/2026	$(6,323)
TOTAL						$(6,323)

FUTURES CONTRACTS — At April 30, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Emerging Markets Index	815	06/19/26	$ 66,593,650	$	2,314,018

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 96.6%

Australia – 6.9%
956,163	ANZ Group Holdings Ltd. (Banks)	$25,397,151
90,668	Aristocrat Leisure Ltd. (Consumer Services)	3,119,478
1,936,644	Aurizon Holdings Ltd. (Transportation)	5,850,642
1,357,463	BHP Group Ltd. (Materials)	53,727,505
447,587	Brambles Ltd. (Commercial & Professional Services)	7,292,299
352,276	Capricorn Metals Ltd. (Materials)	2,920,825
890,744	Challenger Ltd. (Financial Services)	5,544,149
250,040	Commonwealth Bank of Australia (Banks)	31,494,215
1,932,051	Evolution Mining Ltd. (Materials)	17,081,552
399,922	Fortescue Ltd. (Materials)	5,764,105
1,025,277	Glencore PLC (Materials)*	7,968,296
53,103	HUB24 Ltd. (Financial Services)	3,249,451
128,213	Macquarie Group Ltd. (Financial Services)	22,026,001
955,441	National Australia Bank Ltd. (Banks)	27,638,741
1,092,374	Orica Ltd. (Materials)	16,661,455
1,175,897	Origin Energy Ltd. (Utilities)	10,282,171
1,428,521	Perseus Mining Ltd. (Materials)	5,725,067
1,317,091	Ramelius Resources Ltd. (Materials)	3,268,988
1,074,826	Regis Resources Ltd. (Materials)	5,511,222
468,701	Rio Tinto PLC ADR (Materials)	47,095,076
846,581	Sandfire Resources Ltd. (Materials)*	10,228,057
473,685	Service Stream Ltd. (Capital Goods)	667,825
573,988	South32 Ltd. (Materials)	1,701,041
426,201	Suncorp Group Ltd. (Insurance)	5,303,810
2,170,145	Telstra Group Ltd. (Telecommunication Services)	8,334,495
569,243	Vault Minerals Ltd. (Materials)	1,899,142
1,036,675	Wesfarmers Ltd. (Consumer Discretionary Distribution & Retail)	55,070,643
1,378,786	Westpac Banking Corp. (Banks)	38,573,840
203,305	Woodside Energy Group Ltd. (Energy)	4,860,546

		434,257,788

Austria – 0.4%
120,945	BAWAG Group AG (Banks)(a)	20,711,954
59,024	OMV AG (Energy)	4,166,518

		24,878,472

Belgium – 0.3%
65,697	Aedifica SA REIT (Equity Real Estate Investment Trusts (REITs))	5,538,352

Shares	Description	Value

Common Stocks – (continued)

Belgium – (continued)
9,167	KBC Ancora (Banks)	$836,795
42,368	UCB SA (Pharmaceuticals, Biotechnology & Life Sciences)*	11,536,451

		17,911,598

China – 0.5%
756,000	AAC Technologies Holdings, Inc. (Technology Hardware & Equipment)	3,501,328
1,076,000	MMG Ltd. (Materials)*	1,160,881
7,994,000	Nexteer Automotive Group Ltd. (Automobiles & Components)	4,966,343
430,531	Prosus NV (Consumer Discretionary Distribution & Retail)*	20,843,321
705,100	Yangzijiang Shipbuilding Holdings Ltd. (Capital Goods)	2,404,719

		32,876,592

Denmark – 0.7%
17,035	AL Sydbank (Banks)	1,452,875
497,729	Danske Bank A/S (Banks)	25,587,504
23,054	DSV A/S (Transportation)	5,669,896
94,839	Novo Nordisk A/S, Class B (Pharmaceuticals, Biotechnology & Life Sciences)	4,034,068
99,360	Pandora A/S (Consumer Durables & Apparel)	7,561,196
3,465	Ringkjoebing Landbobank A/S (Banks)	865,770

		45,171,309

Finland – 1.7%
41,537	Elisa OYJ (Telecommunication Services)	2,017,369
2,458,559	Nordea Bank Abp (Banks)	46,232,980
3,733,329	Sampo OYJ, Class A (Insurance)	38,793,953
391,017	Wartsila OYJ Abp (Capital Goods)	16,421,638

		103,465,940

France – 9.7%
241,902	Air Liquide SA (Materials)	52,042,943
90,613	Airbus SE (Capital Goods)	18,680,746
668,136	AXA SA (Insurance)	32,207,722
526,951	BNP Paribas SA (Banks)	55,341,243
32,086	Bureau Veritas SA (Commercial & Professional Services)	983,224
156,792	Capgemini SE (Software & Services)	19,068,504
362,078	Cie de Saint-Gobain SA (Capital Goods)	33,173,572
739,635	Danone SA (Food, Beverage & Tobacco)	57,949,014
41,103	Dassault Aviation SA (Capital Goods)	14,373,645
18,792	Eiffage SA (Capital Goods)	3,029,809
127,075	Engie SA (Utilities)	4,188,722

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

France – (continued)
260,391	EssilorLuxottica SA (Health Care Equipment & Services)	$55,116,906
16,735	Hermes International SCA (Consumer Durables & Apparel)	32,015,786
236,826	Klepierre SA REIT (Equity Real Estate Investment Trusts (REITs))	9,595,310
190,792	Legrand SA (Capital Goods)	34,183,018
30,589	Nexans SA (Capital Goods)	5,709,561
188,607	Safran SA (Capital Goods)	60,564,180
19,744	Societe Generale SA (Banks)	1,589,395
68,132	SPIE SA (Commercial & Professional Services)	3,953,203
127,015	Technip Energies NV (Energy)	6,008,777
148,927	Thales SA (Capital Goods)	40,915,857
232,613	TotalEnergies SE (Energy)	21,626,880
367,683	Valeo SE (Automobiles & Components)	4,628,158
145,923	Vallourec SACA (Energy)	4,396,908
194,418	Vinci SA (Capital Goods)	29,400,380
19,221	Viridien (Energy)*	3,269,221

		604,012,684

Georgia – 0.0%
8,810	Lion Finance Group PLC (Banks)	1,323,500

Germany – 10.0%
192,625	AIXTRON SE (Semiconductors & Semiconductor Equipment)	10,643,295
61,950	Allianz SE (Insurance)	28,294,605
119,974	Aumovio SE (Automobiles & Components)*	5,188,761
429,303	BASF SE (Materials)	27,534,058
26,083	Bilfinger SE (Commercial & Professional Services)	3,008,179
195,986	Commerzbank AG (Banks)	8,100,872
284,362	Continental AG (Automobiles & Components)*	21,515,739
2,272,573	Deutsche Bank AG (Financial Services)	70,606,720
309,269	Deutsche Post AG (Transportation)	18,313,149
1,238,855	Deutsche Telekom AG (Telecommunication Services)	40,015,853
331,634	E.ON SE (Utilities)	7,352,415
244,968	Evonik Industries AG (Materials)	5,066,729
451,589	Fresenius SE & Co. KGaA (Health Care Equipment & Services)	21,870,299
248,425	GEA Group AG (Capital Goods)	16,987,730
44,857	Hannover Rueck SE (Insurance)	13,553,693
37,125	Henkel AG & Co. KGaA (Household & Personal Products)	2,558,505

Shares	Description	Value

Common Stocks – (continued)

Germany – (continued)
480,770	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	$32,334,365
71,991	Knorr-Bremse AG (Capital Goods)	8,396,537
94,847	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	12,281,483
56,265	MTU Aero Engines AG (Capital Goods)	19,296,465
59,717	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Insurance)	35,721,080
86,822	Nemetschek SE (Software & Services)	6,301,033
146,899	Nordex SE (Capital Goods)*	8,376,548
8,692	Rheinmetall AG (Capital Goods)	13,862,108
446,021	RWE AG (Utilities)	32,475,969
175,499	SAP SE (Software & Services)	29,465,114
172,191	Scout24 SE (Media & Entertainment)(a)	14,337,041
222,153	Siemens AG (Capital Goods)	66,015,305
216,021	Siemens Energy AG (Capital Goods)	45,779,633

		625,253,283

Hong Kong – 1.7%
3,588,200	AIA Group Ltd. (Insurance)	39,394,022
202,700	ASMPT Ltd. (Semiconductors & Semiconductor Equipment)	4,246,041
1,332,000	CK Asset Holdings Ltd. (Real Estate Management & Development)	8,390,609
215,700	Hong Kong Exchanges & Clearing Ltd. (Financial Services)	11,488,775
1,581,900	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	12,506,563
1,024,500	Johnson Electric Holdings Ltd. (Automobiles & Components)	2,780,156
1,636,000	Swire Properties Ltd. (Real Estate Management & Development)	5,221,832
20,986,000	WH Group Ltd. (Food, Beverage & Tobacco)(a)	25,507,401

		109,535,399

Indonesia – 0.1%
87,600	Jardine Matheson Holdings Ltd. (Capital Goods)	5,971,893

Ireland – 0.3%
1,273,206	AIB Group PLC (Banks)	14,675,691
224,466	Bank of Ireland Group PLC (Banks)	4,421,401

		19,097,092

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Israel – 0.2%
149,454	Bank Leumi Le-Israel BM (Banks)	$3,783,376
3,618	Elbit Systems Ltd. (Capital Goods)	3,009,986
206,095	Israel Discount Bank Ltd., Class A (Banks)	2,292,778
37,715	Plus500 Ltd. (Financial Services)	2,290,949

		11,377,089

Italy – 2.2%
49,423	Azimut Holding SpA (Financial Services)	2,098,747
48,318	Banca Generali SpA (Financial Services)	3,169,245
685,047	Banco BPM SpA (Banks)(b)	9,981,860
94,249	Coca-Cola HBC AG (Food, Beverage & Tobacco)*	5,497,452
160,756	DiaSorin SpA (Health Care Equipment & Services)(b)	10,967,619
1,219,180	FinecoBank Banca Fineco SpA (Banks)	30,266,932
766,686	Intesa Sanpaolo SpA (Banks)	5,209,048
280,961	Pirelli & C SpA (Automobiles & Components)(a)	1,932,511
233,298	Prysmian SpA (Capital Goods)	35,486,809
12,504	Reply SpA (Software & Services)	1,386,373
373,891	UniCredit SpA (Banks)	28,895,215
79,036	Unipol Assicurazioni SpA (Insurance)	2,065,104

		136,956,915

Ivory Coast – 0.3%
339,721	Endeavour Mining PLC (Materials)	20,504,488

Japan – 24.3%
232,100	Advantest Corp. (Semiconductors & Semiconductor Equipment)	43,337,380
504,600	AGC, Inc. (Capital Goods)	18,096,935
291,900	Ajinomoto Co., Inc. (Food, Beverage & Tobacco)	9,381,789
80,000	Alps Alpine Co. Ltd. (Technology Hardware & Equipment)	1,200,497
97,500	ANA Holdings, Inc. (Transportation)	1,620,275
224,900	Aozora Bank Ltd. (Banks)	3,628,669
231,200	Asahi Intecc Co. Ltd. (Health Care Equipment & Services)	4,865,046
3,111,300	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	44,092,546
877,500	Chiba Bank Ltd. (The) (Banks)	12,112,317
66,300	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,535,739

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
311,300	Cosmo Energy Holdings Co. Ltd. (Energy)	$7,958,142
206,500	Credit Saison Co. Ltd. (Financial Services)	5,719,809
193,700	Dai Nippon Printing Co. Ltd. (Commercial & Professional Services)	3,668,898
340,000	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	5,522,990
290,300	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	6,529,724
3,255,300	Daiwa Securities Group, Inc. (Financial Services)	30,641,702
21,300	Disco Corp. (Semiconductors & Semiconductor Equipment)	10,134,167
164,000	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	4,908,920
4,534,400	ENEOS Holdings, Inc. (Energy)	38,082,089
369,400	FANUC Corp. (Capital Goods)	16,317,545
26,800	Fast Retailing Co. Ltd. (Consumer Discretionary Distribution & Retail)	12,615,975
293,700	Fuji Electric Co. Ltd. (Capital Goods)	24,683,960
1,282,900	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	23,610,031
598,500	Fujikura Ltd. (Capital Goods)	23,091,925
1,851,400	Fujitsu Ltd. (Software & Services)	37,160,102
547,200	Fukuoka Financial Group, Inc. (Banks)	22,338,462
123,200	Hachijuni Bank Ltd. (The) (Banks)	1,669,156
287,400	Hitachi Construction Machinery Co. Ltd. (Capital Goods)	10,059,948
645,100	Hitachi Ltd. (Capital Goods)	20,513,115
208,800	Hoya Corp. (Health Care Equipment & Services)	38,992,106
20,000	Ibiden Co. Ltd. (Technology Hardware & Equipment)	1,710,603
82,600	Idemitsu Kosan Co. Ltd. (Energy)	706,754
428,000	IHI Corp. (Capital Goods)	7,817,664
2,063,900	Isuzu Motors Ltd. (Automobiles & Components)	28,437,478
551,600	ITOCHU Corp. (Capital Goods)	6,836,039
416,700	Iyogin Holdings, Inc. (Banks)	8,030,387
638,800	Japan Exchange Group, Inc. (Financial Services)	7,609,212
2,070,600	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	77,139,657
174,000	Kao Corp. (Household & Personal Products)	6,484,086
737,500	Kawasaki Kisen Kaisha Ltd. (Transportation)	12,071,437

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
333,200	Kinden Corp. (Capital Goods)	$17,853,191
42,600	Kioxia Holdings Corp. (Semiconductors & Semiconductor Equipment)*	10,307,439
351,000	Kubota Corp. (Capital Goods)	5,729,881
464,400	Kyocera Corp. (Technology Hardware & Equipment)	8,069,409
58,100	Kyoritsu Maintenance Co. Ltd. (Consumer Services)	883,959
74,400	Kyoto Financial Group, Inc. (Banks)	2,056,501
413,100	Kyushu Electric Power Co., Inc. (Utilities)	4,466,408
89,900	Kyushu Railway Co. (Transportation)	2,060,370
11,900	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	3,288,903
510,900	LY Corp. (Media & Entertainment)	1,343,783
146,600	Mabuchi Motor Co. Ltd. (Capital Goods)	1,379,722
46,600	Makita Corp. (Capital Goods)	1,730,397
703,000	Mebuki Financial Group, Inc. (Banks)	5,836,545
197,900	Mitsubishi Electric Corp. (Capital Goods)	7,941,923
1,140,100	Mitsubishi Heavy Industries Ltd. (Capital Goods)	34,027,309
139,500	Mitsubishi Materials Corp. (Materials)	4,596,908
2,262,600	Mitsubishi UFJ Financial Group, Inc. (Banks)	40,642,723
100,300	Mitsui & Co. Ltd. (Capital Goods)	3,765,858
740,100	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	8,105,598
48,000	Mitsui Kinzoku Co. Ltd. (Materials)	13,188,418
362,800	Mitsui OSK Lines Ltd. (Transportation)	13,704,467
1,672,700	Murata Manufacturing Co. Ltd. (Technology Hardware & Equipment)	55,473,846
322,800	Nabtesco Corp. (Capital Goods)	10,676,028
956,400	NEC Corp. (Software & Services)	25,440,252
1,298,900	NGK Corp. (Capital Goods)	41,123,897
101,500	Nintendo Co. Ltd. (Media & Entertainment)	4,965,268
215,000	Nippon Electric Glass Co. Ltd. (Technology Hardware & Equipment)	11,223,526
104,500	Nippon Sanso Holdings Corp. (Materials)	3,684,197
107,400	Nishi-Nippon Financial Holdings, Inc. (Banks)	2,696,720

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
70,800	Nissan Chemical Corp. (Materials)	$3,061,360
386,600	Nomura Holdings, Inc. (Financial Services)	3,096,601
800,200	NSK Ltd. (Capital Goods)	6,499,515
1,001,900	NTN Corp. (Capital Goods)	2,445,891
528,000	Obayashi Corp. (Capital Goods)	12,413,640
967,600	ORIX Corp. (Financial Services)	32,566,021
140,700	Osaka Gas Co. Ltd. (Utilities)	5,055,835
1,103,200	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)	22,309,625
511,800	Ricoh Co. Ltd. (Technology Hardware & Equipment)	4,316,076
187,500	Shimizu Corp. (Capital Goods)	3,622,519
1,019,300	SoftBank Group Corp. (Telecommunication Services)	34,818,091
1,185,100	Sompo Holdings, Inc. (Insurance)	44,103,992
2,239,100	Sony Group Corp. (Consumer Durables & Apparel)	44,861,112
1,360,700	Sumitomo Chemical Co. Ltd. (Materials)	4,440,081
259,900	Sumitomo Corp. (Capital Goods)	9,663,655
748,500	Sumitomo Electric Industries Ltd. (Automobiles & Components)	49,276,939
392,700	Sumitomo Forestry Co. Ltd. (Consumer Durables & Apparel)	3,548,884
33,500	Sumitomo Heavy Industries Ltd. (Capital Goods)	1,133,426
1,040,300	Sumitomo Mitsui Financial Group, Inc. (Banks)	36,732,009
52,900	Sumitomo Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	584,010
295,500	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	9,160,385
24,300	SWCC Corp. (Capital Goods)	2,487,268
130,700	Taiheiyo Cement Corp. (Materials)	2,967,385
153,700	Taisei Corp. (Capital Goods)	16,667,350
214,500	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	7,171,335
3,414,600	TDK Corp. (Technology Hardware & Equipment)	62,433,924
260,600	Tokio Marine Holdings, Inc. (Insurance)	11,934,638
280,600	Tokyo Gas Co. Ltd. (Utilities)	11,917,045
80,600	Tokyo Seimitsu Co. Ltd. (Semiconductors & Semiconductor Equipment)	8,905,949

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
1,461,200	Tokyu Fudosan Holdings Corp. (Real Estate Management & Development)	$12,440,849
606,200	Tosoh Corp. (Materials)	9,341,386
79,700	Towa Corp. (Semiconductors & Semiconductor Equipment)(b)	1,514,867
54,700	Toyo Tire Corp. (Automobiles & Components)	1,341,141
59,800	Toyoda Gosei Co. Ltd. (Automobiles & Components)	1,764,516
77,500	Toyota Tsusho Corp. (Capital Goods)	3,042,325
53,600	Tsugami Corp. (Capital Goods)	1,607,682
99,400	UBE Corp. (Materials)	1,506,655
95,900	Ulvac, Inc. (Semiconductors & Semiconductor Equipment)	6,039,062
47,000	Unitika Ltd. (Consumer Durables & Apparel)*(b)	744,016
123,900	USS Co. Ltd. (Consumer Discretionary Distribution & Retail)	1,341,449
77,100	Yamaguchi Financial Group, Inc. (Banks)	1,324,807
680,200	Yamaha Corp. (Consumer Durables & Apparel)	4,854,243
269,700	Yamaha Motor Co. Ltd. (Automobiles & Components)	1,894,366
71,800	Yamaichi Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	4,790,520
2,053,600	Yokohama Financial Group, Inc. (Banks)	19,494,018

		1,520,433,185

Luxembourg – 0.2%
139,895	Eurofins Scientific SE (Pharmaceuticals, Biotechnology & Life Sciences)	9,724,446

Netherlands – 5.9%
49,204	AMG Critical Materials NV (Materials)	2,076,859
15,019	Argenx SE (Pharmaceuticals, Biotechnology & Life Sciences)*	11,778,330
32,945	ASM International NV (Semiconductors & Semiconductor Equipment)	32,229,352
134,546	ASML Holding NV (Semiconductors & Semiconductor Equipment)	194,492,646
85,832	EXOR NV (Financial Services)(b)	6,732,964
137,074	Fugro NV (Capital Goods)	1,987,793
1,495,192	ING Groep NV (Banks)	43,272,979
1,135,491	Koninklijke Ahold Delhaize NV (Consumer Staples Distribution & Retail)	53,333,462

Shares	Description	Value

Common Stocks – (continued)

Netherlands – (continued)
82,146	Koninklijke BAM Groep NV (Capital Goods)	$903,577
163,424	NN Group NV (Insurance)	14,305,141
313,991	SBM Offshore NV (Energy)	13,432,991

		374,546,094

New Zealand – 0.1%
152,079	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Services)	3,277,344

Nigeria – 0.0%
272,539	Airtel Africa PLC (Telecommunication Services)(a)	1,316,264

Norway – 0.6%
150,513	DNB Bank ASA (Banks)	4,558,038
83,254	Hoegh Autoliners ASA (Transportation)	1,190,665
284,104	Kongsberg Gruppen ASA (Capital Goods)	9,506,216
284,104	Kongsberg Maritime AS (Capital Goods)*	1,861,992
4,472,112	Var Energi ASA (Energy)	22,724,771

		39,841,682

Portugal – 0.7%
14,286,106	Banco Comercial Portugues SA, Class R (Banks)	15,270,173
5,012,892	EDP SA (Utilities)	27,316,561

		42,586,734

Singapore – 0.7%
740,900	AEM Holdings Ltd. (Semiconductors & Semiconductor Equipment)*	4,298,835
332,900	City Developments Ltd. (Real Estate Management & Development)	2,142,525
128,944	Keppel REIT (Equity Real Estate Investment Trusts (REITs))	90,785
1,213,100	Keppel DC REIT (Equity Real Estate Investment Trusts (REITs))	2,245,126
1,160,500	Keppel Ltd. (Capital Goods)	9,933,212
176,000	Singapore Exchange Ltd. (Financial Services)	3,009,380
2,227,500	Singapore Technologies Engineering Ltd. (Capital Goods)	18,876,899
1,623,400	Singapore Telecommunications Ltd. (Telecommunication Services)	5,879,627

		46,476,389

South Africa – 0.3%
358,250	Anglo American PLC (Materials)	17,728,014

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

South Africa – (continued)
1,026,603	Pan African Resources PLC (Materials)	$1,960,411

		19,688,425

Spain – 3.3%
102,214	ACS Actividades de Construccion y Servicios SA (Capital Goods)	14,732,609
130,345	Amadeus IT Group SA (Consumer Services)	7,521,218
214,685	Banco Bilbao Vizcaya Argentaria SA (Banks)	4,740,766
703,952	Banco Santander SA (Banks)(b)	8,589,862
156,752	CaixaBank SA (Banks)	1,995,197
689,706	Cellnex Telecom SA (Telecommunication Services)*(a)	23,217,336
129,955	Enagas SA (Utilities)	2,600,497
703,251	Industria de Diseno Textil SA (Consumer Discretionary Distribution & Retail)(b)	42,090,096
1,146,404	Merlin Properties Socimi SA REIT (Equity Real Estate Investment Trusts (REITs))	20,047,420
495,464	Naturgy Energy Group SA (Utilities)	15,572,619
623,755	Redeia Corp. SA (Utilities)	10,907,854
1,448,036	Repsol SA (Energy)	38,895,980
97,241	Solaria Energia y Medio Ambiente SA (Utilities)*	2,772,977
2,936,666	Unicaja Banco SA (Banks)(a)(b)	9,533,413

		203,217,844

Sweden – 2.6%
277,384	Boliden AB (Materials)(b)	14,580,795
920,297	Epiroc AB, Class A (Capital Goods)(b)	26,568,431
42,310	Epiroc AB, Class B (Capital Goods)	1,054,270
432,424	H & M Hennes & Mauritz AB, Class B (Consumer Discretionary Distribution & Retail)(b)	7,761,016
365,541	Investor AB, Class A (Financial Services)	14,630,622
296,163	Investor AB, Class B (Financial Services)(b)	12,019,948
380,129	Skandinaviska Enskilda Banken AB, Class A (Banks)	7,523,582
2,626,416	Svenska Handelsbanken AB, Class A (Banks)	37,321,195
400,427	Swedbank AB, Class A (Banks)	14,154,784
513,818	Tele2 AB, Class B (Telecommunication Services)	10,543,210
1,575,013	Telefonaktiebolaget LM Ericsson, Class B (Technology Hardware & Equipment)	18,788,328

		164,946,181

Shares	Description	Value

Common Stocks – (continued)

Switzerland – 5.4%
657,147	ABB Ltd. (Capital Goods)	$66,463,679
98,427	Accelleron Industries AG (Capital Goods)	10,545,453
1,034	Burckhardt Compression Holding AG (Capital Goods)	692,398
312,839	Cie Financiere Richemont SA (Consumer Durables & Apparel)	60,039,248
109,988	Galderma Group AG (Pharmaceuticals, Biotechnology & Life Sciences)*	23,074,760
14,167	Galenica AG (Health Care Equipment & Services)(a)	1,509,442
2,754	Kuehne + Nagel International AG (Transportation)	646,823
63,495	Logitech International SA (Technology Hardware & Equipment)	6,267,750
94,754	Lonza Group AG (Pharmaceuticals, Biotechnology & Life Sciences)	58,256,789
16,986	Partners Group Holding AG (Financial Services)	18,467,233
236,870	SGS SA (Commercial & Professional Services)	25,664,885
125,821	Sonova Holding AG (Health Care Equipment & Services)	27,580,994
614,626	UBS Group AG (Financial Services)	27,198,308
19,177	Zurich Insurance Group AG (Insurance)	13,370,594

		339,778,356

United Kingdom – 10.4%
71,237	3i Group PLC (Financial Services)	2,477,466
417,924	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	78,306,420
1,066,443	Autotrader Group PLC (Media & Entertainment)(a)	7,173,892
632,173	Aviva PLC (Insurance)	5,361,632
321,982	Babcock International Group PLC (Capital Goods)	4,850,752
739,415	BAE Systems PLC (Capital Goods)	20,565,788
2,458,776	Barclays PLC (Banks)	14,452,502
638,242	Beazley PLC (Insurance)	11,085,890
1,317,130	Centrica PLC (Utilities)	3,849,832
505,500	CK Hutchison Holdings Ltd. (Capital Goods)	4,221,021
1,107,537	Compass Group PLC (Consumer Services)	31,877,130
1,221,289	Convatec Group PLC (Health Care Equipment & Services)(a)	3,502,448
36,602	DCC PLC (Energy)	2,758,809
504,354	easyJet PLC (Transportation)	2,414,015
20,693	Games Workshop Group PLC (Consumer Durables & Apparel)	5,488,343

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
632,003	GSK PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	$33,060,077
3,067,589	Harbour Energy PLC (Energy)	12,199,444
208,965	Hiscox Ltd. (Insurance)	4,397,099
2,400,638	HSBC Holdings PLC (Banks)	44,171,373
71,186	ICG PLC (Financial Services)	1,755,074
100,055	IG Group Holdings PLC (Financial Services)	2,046,334
1,251,066	Imperial Brands PLC (Food, Beverage & Tobacco)	47,531,393
179,649	Intertek Group PLC (Commercial & Professional Services)	11,572,664
547,451	Investec PLC (Financial Services)	4,685,703
1,189,802	ITV PLC (Media & Entertainment)	1,294,673
1,516,442	Kingfisher PLC (Consumer Discretionary Distribution & Retail)	5,963,121
100,557	Lancashire Holdings Ltd. (Insurance)	785,422
40,453,661	Lloyds Banking Group PLC (Banks)	54,988,867
67,787	London Stock Exchange Group PLC (Financial Services)	8,795,834
964,361	Man Group PLC (Financial Services)	3,332,211
2,182,133	National Grid PLC (Utilities)	39,061,499
4,139,147	NatWest Group PLC (Banks)	33,013,365
410,180	Reckitt Benckiser Group PLC (Household & Personal Products)	26,099,221
365,849	RELX PLC (Commercial & Professional Services)	13,341,195
1,326,397	Rolls-Royce Holdings PLC (Capital Goods)	21,343,822
96,831	RS GROUP PLC (Capital Goods)	793,213
800,431	Sage Group PLC (The) (Software & Services)	9,546,467
458,660	Smiths Group PLC (Capital Goods)	15,835,563
522,735	Standard Chartered PLC (Banks)	13,311,373
566,265	Unilever PLC (Household & Personal Products)	33,161,092
1,046,649	Vodafone Group PLC ADR (Telecommunication Services)	16,537,054

		657,009,093

United States – 7.1%
458,626	Alcon AG (Health Care Equipment & Services)	34,237,507
915,017	BP PLC ADR (Energy)	43,353,505
348,998	Carnival PLC ADR (Consumer Services)	9,230,997

Shares	Description	Value

Common Stocks – (continued)

United States – (continued)
156,679	InterContinental Hotels Group PLC (Consumer Services)	$22,402,147
977,258	Nestle SA (Food, Beverage & Tobacco)	98,937,252
202,881	Novartis AG (Pharmaceuticals, Biotechnology & Life Sciences)	29,983,716
60,647	QIAGEN NV (Pharmaceuticals, Biotechnology & Life Sciences)	2,068,766
83,942	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	34,206,365
891,197	Sanofi SA (Pharmaceuticals, Biotechnology & Life Sciences)	83,395,150
625,569	Shell PLC (Energy)	28,244,906
44,069	Spotify Technology SA (Media & Entertainment)*	19,679,012
30,800	Swiss Re AG (Insurance)	4,961,534
627,633	Tenaris SA (Energy)	20,034,921

		430,735,778

TOTAL COMMON STOCKS (Cost $5,244,825,547)		6,046,171,857

Shares	Description	Rate	Value

Preferred Stocks – 0.4%

Germany – 0.4%
221,147	Henkel AG & Co. KGaA (Household & Personal Products)	3.33%	16,092,453
19,294	Sartorius AG (Pharmaceuticals, Biotechnology & Life Sciences)	0.34	4,929,169

TOTAL PREFERRED STOCKS (Cost $25,507,702)			21,021,622

Shares	Dividend Rate	Value

Investment Company – 0.5%(c)
Goldman Sachs Central Government Fund - Institutional Shares
29,713,141	3.691%	29,713,141
(Cost $29,713,141)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $5,300,046,390)		6,096,906,620

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 1.5%(c)

Goldman Sachs Financial Square Government Fund - Institutional Shares
95,682,395	3.537%	$95,682,395
(Cost $95,682,395)

TOTAL INVESTMENTS – 99.0% (Cost $5,395,728,785)		$6,192,589,015

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		64,846,415

NET ASSETS – 100.0%		$6,257,435,430

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Sector Name	% of Market Value

Financials	23.6%
Industrials	18.7
Information Technology	11.5
Health Care	10.7
Consumer Discretionary	8.1
Consumer Staples	7.5
Materials	5.9
Energy	4.4
Communication Services	3.1
Utilities	2.8
Real Estate	1.7
Investment Company	0.5
Securities Lending Reinvestment Vehicle	1.5

TOTAL INVESTMENTS	100.0%

*	Non-income producing security.
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)	All or a portion of security is on loan.
(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At April 30, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	1,042	06/19/26	$71,419,954	$(101,777)
FTSE 100 Index	185	06/19/26	26,126,736	(371,447)
Hang Seng Index	31	05/28/26	5,070,820	(23,708)
MSCI Singapore Index	49	05/28/26	1,698,715	550
SPI 200 Index	57	06/18/26	8,892,753	(297,278)
TOPIX Index	127	06/11/26	30,371,946	(169,615)

Total Futures Contracts				$(963,275)

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – 97.0%

Australia – 10.4%
37,790	Ampol Ltd. (Energy)	$956,865
150,270	Ansell Ltd. (Health Care Equipment & Services)	2,882,676
20,525,805	Aurizon Holdings Ltd. (Transportation)	62,008,890
1,036,958	Austal Ltd. (Capital Goods)*	3,126,884
2,597,910	Capricorn Metals Ltd. (Materials)	21,540,041
1,780,963	Challenger Ltd. (Financial Services)	11,085,030
3,068,825	Charter Hall Group REIT (Equity Real Estate Investment Trusts (REITs))	45,191,764
8,315,747	Charter Hall Retail REIT (Equity Real Estate Investment Trusts (REITs))	23,595,064
1,501,199	Codan Ltd. (Technology Hardware & Equipment)	45,492,272
171,041	Deep Yellow Ltd. (Energy)*	229,126
476,569	Deterra Royalties Ltd. (Materials)	1,435,370
3,122,602	Downer EDI Ltd. (Commercial & Professional Services)	16,779,064
6,691,806	Dyno Nobel Ltd. (Materials)	15,889,708
118,471	HUB24 Ltd. (Financial Services)	7,249,415
956,986	IGO Ltd. (Materials)*	5,265,618
82,015	Magellan Financial Group Ltd. (Financial Services)	608,083
362,529	Mineral Resources Ltd. (Materials)*	17,064,371
34,311,793	Mirvac Group REIT (Equity Real Estate Investment Trusts (REITs))	42,390,368
453,576	Monadelphous Group Ltd. (Capital Goods)	9,212,431
512,712	NRW Holdings Ltd. (Capital Goods)	2,286,068
4,830,818	Orica Ltd. (Materials)	73,682,143
10,821,452	Perenti Ltd. (Materials)	14,646,717
13,022,551	Perseus Mining Ltd. (Materials)	52,190,326
3,282,443	PLS Group Ltd. (Materials)*	14,604,954
7,986,371	Ramelius Resources Ltd. (Materials)	19,821,979
2,445,875	Region Group REIT (Equity Real Estate Investment Trusts (REITs))	4,090,067
148,146	Regis Healthcare Ltd. (Health Care Equipment & Services)	707,141
8,956,897	Regis Resources Ltd. (Materials)	45,926,924
6,998,424	Resolute Mining Ltd. (Materials)*	5,988,736
5,247,620	Sandfire Resources Ltd. (Materials)*	63,399,668
2,781,086	Service Stream Ltd. (Capital Goods)	3,920,915

Shares	Description	Value

Common Stocks – (continued)

Australia – (continued)
2,610,950	Superloop Ltd. (Telecommunication Services)*	$6,376,522
6,015,547	TPG Telecom Ltd. (Telecommunication Services)	18,194,463
3,064,024	Vault Minerals Ltd. (Materials)	10,222,378
3,764,201	Ventia Services Group Pty Ltd. (Capital Goods)	14,490,973
669,255	Waypoint REIT Ltd. REIT (Equity Real Estate Investment Trusts (REITs))	1,194,326
985,603	WEB Travel Group, Ltd. (Consumer Services)*	1,905,472
2,380,633	Westgold Resources Ltd. (Materials)	9,453,952
2,694,419	Whitehaven Coal Ltd. (Energy)	16,464,607

		711,571,371

Austria – 0.1%
66,384	AT&S Austria Technologie & Systemtechnik AG (Technology Hardware & Equipment)*	7,353,608
1,607	DO & CO AG (Commercial & Professional Services)	326,288

		7,679,896

Belgium – 1.3%
634,657	Aedifica SA REIT (Equity Real Estate Investment Trusts (REITs))	53,502,503
36,308	KBC Ancora (Banks)	3,314,317
188,714	Solvay SA (Materials)	6,162,224
1,244,492	Umicore SA (Materials)*	25,170,201
12,989	Warehouses De Pauw CVA REIT (Equity Real Estate Investment Trusts (REITs))	341,406

		88,490,651

China – 0.3%
2,223,000	AAC Technologies Holdings, Inc. (Technology Hardware & Equipment)	10,295,572
19,470,000	Nexteer Automotive Group Ltd. (Automobiles & Components)	12,095,910

		22,391,482

Denmark – 1.4%
6,427	AL Sydbank (Banks)	548,144
17,022	ALK-Abello A/S (Pharmaceuticals, Biotechnology & Life Sciences)	637,570
659,086	Bavarian Nordic A/S (Pharmaceuticals, Biotechnology & Life Sciences)*	19,400,063
76,657	Chemometec A/S (Pharmaceuticals, Biotechnology & Life Sciences)	3,865,211
485,662	GN Store Nord AS (Consumer Durables & Apparel)*	7,305,121

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Denmark – (continued)
255,018	H Lundbeck A/S (Pharmaceuticals, Biotechnology & Life Sciences)	$1,714,384
6,827	NKT A/S (Capital Goods)*	1,008,432
403,467	Pandora A/S (Consumer Durables & Apparel)	30,703,434
70,497	Ringkjoebing Landbobank A/S (Banks)	17,614,484
221,926	Zealand Pharma A/S (Pharmaceuticals, Biotechnology & Life Sciences)*	10,496,263

		93,293,106

Finland – 0.9%
349,945	Elisa OYJ (Telecommunication Services)	16,996,128
243,193	Hiab OYJ (Capital Goods)	14,456,711
93,546	Huhtamaki OYJ (Materials)	2,993,818
258,454	Kalmar OYJ, Class B (Capital Goods)	13,860,112
226,573	Konecranes OYJ (Capital Goods)	7,441,344
210,049	Lumo Kodit OYJ (Real Estate Management & Development)	2,000,544

		57,748,657

France – 5.7%
118,847	Alten SA (Software & Services)	7,917,754
246,265	Arkema SA (Materials)	17,973,409
53,764	Coface SA (Insurance)	996,993
84,372	Covivio SA REIT (Equity Real Estate Investment Trusts (REITs))	5,580,197
129,559	Etablissements Maurel et Prom SA (Energy)	1,512,735
673,866	Forvia SE (Automobiles & Components)*	7,943,896
103,685	Gaztransport Et Technigaz SA (Energy)	25,225,997
194,898	Gecina SA REIT (Equity Real Estate Investment Trusts (REITs))	16,477,528
219,835	Mercialys SA REIT (Equity Real Estate Investment Trusts (REITs))	3,219,747
457,658	Nexans SA (Capital Goods)	85,423,728
171,933	Rubis SCA (Utilities)	7,086,138
250,097	SCOR SE (Insurance)	9,331,829
1,047,130	SPIE SA (Commercial & Professional Services)	60,757,312
559,409	Technip Energies NV (Energy)	26,464,306
3,352,490	Valeo SE (Automobiles & Components)	42,198,997
1,910,468	Vallourec SACA (Energy)	57,565,644
25,588	Vicat SACA (Materials)	1,806,878
30,911	Viridien (Energy)*	5,257,526

Shares	Description	Value

Common Stocks – (continued)

France – (continued)
69,991	Vusion (Technology Hardware & Equipment)(a)	$9,983,355

		392,723,969

Georgia – 0.6%
228,006	Lion Finance Group PLC (Banks)	34,252,651
117,681	TBC Bank Group PLC (Banks)	7,766,529

		42,019,180

Germany – 4.2%
873,596	AIXTRON SE (Semiconductors & Semiconductor Equipment)	48,269,644
319,662	Aumovio SE (Automobiles & Components)*	13,825,075
340,532	Bilfinger SE (Commercial & Professional Services)	39,273,909
49,929	Brenntag SE (Capital Goods)	3,636,082
1,016,723	Deutz AG (Capital Goods)	11,889,024
1,920	Elmos Semiconductor SE (Semiconductors & Semiconductor Equipment)	415,296
1,647,890	Evonik Industries AG (Materials)	34,083,683
36,138	Fielmann Group AG (Consumer Discretionary Distribution & Retail)	1,803,914
19,029	Friedrich Vorwerk Group SE (Energy)	1,632,277
131,209	HelloFresh SE (Consumer Staples Distribution & Retail)*	712,548
724,293	Jenoptik AG (Technology Hardware & Equipment)	28,503,879
29,169	KION Group AG (Capital Goods)	1,522,374
26,808	Krones AG (Capital Goods)	3,879,826
1,146,445	LANXESS AG (Materials)	24,431,160
68,685	LEG Immobilien SE (Real Estate Management & Development)	4,819,545
110,895	Nemetschek SE (Software & Services)	8,048,110
432,208	Nordex SE (Capital Goods)*	24,645,581
235,821	Scout24 SE (Media & Entertainment)(b)	19,635,029
47,429	Tkms AG& Co. KGaA (Capital Goods)*	4,876,778
336,223	Zalando SE (Consumer Discretionary Distribution & Retail)*(b)	8,304,687

		284,208,421

Hong Kong – 1.8%
1,196,100	ASMPT Ltd. (Semiconductors & Semiconductor Equipment)	25,055,205
325,000	Cowell e Holdings, Inc. (Technology Hardware & Equipment)*	1,316,058

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Hong Kong – (continued)
2,137,000	DFI Retail Group Holdings Ltd. (Consumer Staples Distribution & Retail)	$8,932,660
14,757,000	Johnson Electric Holdings Ltd. (Automobiles & Components)	40,045,643
8,240,000	Kerry Properties Ltd. (Real Estate Management & Development)	25,080,499
6,413,000	Luk Fook Holdings International Ltd. (Consumer Discretionary Distribution & Retail)	18,392,019
8,868,000	Pacific Basin Shipping Ltd. (Transportation)	3,464,549
3,178,000	PAX Global Technology Ltd. (Technology Hardware & Equipment)	1,582,407

		123,869,040

Indonesia – 0.1%
8,756,000	First Pacific Co. Ltd. (Food, Beverage & Tobacco)	6,143,581
585,300	First Resources Ltd. (Food, Beverage & Tobacco)	1,607,821

		7,751,402

Iraq – 0.0%
11,114,000	United Energy Group Ltd. (Energy)	681,100

Israel – 5.2%
180,531	Airport City Ltd. (Real Estate Management & Development)*	3,354,954
461,125	Alony Hetz Properties & Investments Ltd. (Real Estate Management & Development)	5,566,667
576,176	Amot Investments Ltd. (Real Estate Management & Development)	3,938,327
87,306	Aryt Industries Ltd. (Capital Goods)	1,242,935
9,368	Bet Shemesh Engines Holdings 1997 Ltd. (Capital Goods)*	2,290,803
14,401,122	Bezeq The Israeli Telecommunication Corp. Ltd. (Telecommunication Services)	39,177,115
18,730	Big Shopping Centers Ltd. (Real Estate Management & Development)	4,941,146
48,041	Camtek Ltd. (Semiconductors & Semiconductor Equipment)*	9,185,279
56,066	Clal Insurance Enterprises Holdings Ltd. (Insurance)	4,844,722
18,975	Delek Group Ltd. (Energy)	6,521,414
576,606	El Al Israel Airlines (Transportation)	2,591,918
6,883	Elco Ltd. (Capital Goods)	336,141
360,906	Enlight Renewable Energy Ltd. (Utilities)*	32,118,902

Shares	Description	Value

Common Stocks – (continued)

Israel – (continued)
15,234	Fattal Holdings 1998 Ltd. (Consumer Services)*	$3,806,834
356,186	First International Bank Of Israel Ltd. (The) (Banks)	29,791,294
16,593	Fox Wizel Ltd. (Consumer Discretionary Distribution & Retail)	1,791,367
209,250	G City Ltd. (Real Estate Management & Development)(a)	738,747
888,237	Harel Insurance Investments & Financial Services Ltd. (Insurance)	55,001,376
6,131	Israel Corp. Ltd. (Materials)	1,743,439
4,528	Mega Or Holdings Ltd. (Real Estate Management & Development)	926,213
55,335	Melisron Ltd. (Real Estate Management & Development)	8,159,737
16,958	Menora Mivtachim Holdings Ltd. (Insurance)	2,767,910
466,749	Migdal Insurance & Financial Holdings Ltd. (Insurance)*	2,982,221
2,360,990	Mivne Real Estate KD Ltd. (Real Estate Management & Development)	11,379,120
66,421	Next Vision Stabilized Systems Ltd. (Technology Hardware & Equipment)	7,613,826
48,535	OPC Energy Ltd. (Utilities)*	2,031,088
59,750	Partner Communications Co. Ltd. (Telecommunication Services)	795,021
1,033,348	Plus500 Ltd. (Financial Services)	62,769,388
1,861,218	Shufersal Ltd. (Consumer Staples Distribution & Retail)	27,788,043
291,172	Strauss Group Ltd. (Food, Beverage & Tobacco)	12,643,547
175,706	Tel Aviv Stock Exchange Ltd. (Financial Services)	8,841,170
5,952	YH Dimri Construction & Development Ltd. (Real Estate Management & Development)	811,310

		358,491,974

Italy – 2.9%
2,582,150	Amplifon SpA (Health Care Equipment & Services)	28,603,141
113,900	Avio SpA (Capital Goods)	4,216,231
232,943	Azimut Holding SpA (Financial Services)	9,891,921
179,563	Banca Generali SpA (Financial Services)	11,777,788
317,764	BFF Bank SpA (Financial Services)*(b)	773,349
125,512	Coca-Cola HBC AG (Food, Beverage & Tobacco)*	7,320,992

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Italy – (continued)
39,085	Danieli & C Officine Meccaniche SpA (Capital Goods)	$3,061,129
775,531	De’ Longhi SpA (Consumer Durables & Apparel)	30,157,549
563,662	DiaSorin SpA (Health Care Equipment & Services)(a)	38,455,984
3,289,111	Pirelli & C SpA (Automobiles & Components)(b)	22,623,224
268,529	Reply SpA (Software & Services)	29,772,992
1,757,510	Saipem SpA (Energy)(a)	9,522,295
102,607	Technogym SpA (Consumer Durables & Apparel)(b)	2,417,411

		198,594,006

Japan – 36.8%
205,800	77 Bank Ltd. (The) (Banks)	3,961,854
4,931,900	Acom Co. Ltd. (Financial Services)	15,828,276
478,600	AGC, Inc. (Capital Goods)	17,164,473
1,957,800	Alps Alpine Co. Ltd. (Technology Hardware & Equipment)	29,379,170
243,700	Aozora Bank Ltd. (Banks)	3,931,999
82,600	Arisawa Manufacturing Co. Ltd. (Technology Hardware & Equipment)	1,438,101
124,800	Asahi Diamond Industrial Co. Ltd. (Capital Goods)	1,033,652
1,691,300	Asahi Intecc Co. Ltd. (Health Care Equipment & Services)	35,589,329
109,000	Bank of Nagoya Ltd. (The) (Banks)	4,070,217
2,296,800	Brother Industries Ltd. (Technology Hardware & Equipment)	43,616,723
15,300	C Uyemura & Co. Ltd. (Materials)	2,290,574
479,000	Chiba Bank Ltd. (The) (Banks)	6,611,738
1,155,500	Chugin Financial Group, Inc. (Banks)	21,505,113
2,237,300	Citizen Watch Co. Ltd. (Technology Hardware & Equipment)	25,921,527
1,559,200	Cosmo Energy Holdings Co. Ltd. (Energy)	39,859,733
807,100	Credit Saison Co. Ltd. (Financial Services)	22,355,728
1,404,900	Dai Nippon Printing Co. Ltd. (Commercial & Professional Services)	26,610,398
23,000	Daido Steel Co. Ltd. (Materials)	268,891
15,700	Daihen Corp. (Capital Goods)	1,553,261
813,900	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	18,307,070
1,178,100	Dexerials Corp. (Technology Hardware & Equipment)	18,386,399

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
392,100	Fuji Corp. (Capital Goods)	$15,275,347
180,500	Fuji Electric Co. Ltd. (Capital Goods)	15,170,088
250,600	Fuji Media Holdings, Inc. (Media & Entertainment)	6,199,052
842,700	Fujita Kanko, Inc. (Consumer Services)	11,077,259
1,047,400	Fukuoka Financial Group, Inc. (Banks)	42,758,232
166,800	Furukawa Electric Co. Ltd. (Capital Goods)	45,300,690
165,800	Furuya Metal Co. Ltd. (Technology Hardware & Equipment)(a)	7,845,033
11,100	Glory Ltd. (Capital Goods)	282,353
5,021	GLP J REIT (Equity Real Estate Investment Trusts (REITs))	4,345,728
213,200	H2O Retailing Corp. (Consumer Staples Distribution & Retail)	3,128,371
452,900	Hachijuni Bank Ltd. (The) (Banks)	6,136,046
19,400	Harmonic Drive Systems, Inc. (Capital Goods)	661,376
750,400	Haseko Corp. (Consumer Durables & Apparel)	12,958,680
222,300	Hazama Ando Corp. (Capital Goods)	2,695,125
123,800	Hirogin Holdings, Inc. (Banks)	1,462,499
150,300	Hirose Electric Co. Ltd. (Technology Hardware & Equipment)	20,894,660
1,204,100	Hitachi Construction Machinery Co. Ltd. (Capital Goods)	42,147,473
9,500	Hokuhoku Financial Group, Inc. (Banks)	362,168
244,400	Hosiden Corp. (Technology Hardware & Equipment)	4,340,673
130,200	Hulic Co. Ltd. (Real Estate Management & Development)	1,468,706
52,000	Idemitsu Kosan Co. Ltd. (Energy)	444,930
13,723	Industrial & Infrastructure Fund Investment Corp. REIT (Equity Real Estate Investment Trusts (REITs))	12,844,529
240,600	INFRONEER Holdings, Inc. (Capital Goods)	3,275,460
23,024	Invincible Investment Corp. REIT (Equity Real Estate Investment Trusts (REITs))	9,058,738
107,200	Ishihara Sangyo Kaisha Ltd. (Materials)	2,064,799
677,300	Isuzu Motors Ltd. (Automobiles & Components)	9,332,188
92,200	Japan Elevator Service Holdings Co. Ltd. (Commercial & Professional Services)	932,794

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
53,500	Japan Exchange Group, Inc. (Financial Services)	$637,277
19,339	Japan Hotel REIT Investment Corp. REIT (Equity Real Estate Investment Trusts (REITs))	9,664,532
271,500	Japan Material Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,125,920
1,092	Japan Metropolitan Fund Invest REIT (Equity Real Estate Investment Trusts (REITs))	807,726
212,000	JFE Holdings, Inc. (Materials)	2,328,257
36,000	JGC Holdings Corp. (Capital Goods)	547,974
409,200	JTEKT Corp. (Automobiles & Components)	4,997,713
220,500	Kamigumi Co. Ltd. (Transportation)	7,287,605
404,400	Kanematsu Corp. (Capital Goods)	5,562,564
44,600	Kansai Paint Co. Ltd. (Materials)	669,334
2,230,900	Kawasaki Kisen Kaisha Ltd. (Transportation)	36,515,482
42,850	KDX Realty Investment Corp. REIT (Equity Real Estate Investment Trusts (REITs))	44,757,209
669,900	Kinden Corp. (Capital Goods)	35,893,916
158,900	Koa Corp. (Technology Hardware & Equipment)	1,914,602
689,700	Kobe Steel Ltd. (Materials)(a)	8,499,880
87,500	Koito Manufacturing Co. Ltd. (Automobiles & Components)	1,419,636
212,900	Kokusai Electric Corp. (Semiconductors & Semiconductor Equipment)	8,959,969
239,300	Kokuyo Co. Ltd. (Commercial & Professional Services)	1,191,952
5,505,400	Konica Minolta, Inc. (Technology Hardware & Equipment)	17,506,997
1,548,300	K’s Holdings Corp. (Consumer Discretionary Distribution & Retail)	17,896,545
907,500	Kuraray Co. Ltd. (Materials)	9,531,088
130,400	Kyokuto Kaihatsu Kogyo Co. Ltd. (Capital Goods)	2,251,199
1,500,200	Kyoritsu Maintenance Co. Ltd. (Consumer Services)(a)	22,824,696
41,000	Kyoto Financial Group, Inc. (Banks)	1,133,287
2,079,100	Kyushu Electric Power Co., Inc. (Utilities)	22,479,082
755,100	Kyushu Railway Co. (Transportation)	17,305,732
13,125	LaSalle Logiport REIT (Equity Real Estate Investment Trusts (REITs))	12,829,523

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
137,000	Lintec Corp. (Materials)	$4,433,434
1,533,300	Lion Corp. (Household & Personal Products)	14,999,177
2,917,400	Mabuchi Motor Co. Ltd. (Capital Goods)	27,457,037
67,400	Makita Corp. (Capital Goods)	2,502,764
25,500	Matsuda Sangyo Co. Ltd. (Commercial & Professional Services)	1,086,858
43,500	MatsukiyoCocokara & Co. (Consumer Staples Distribution & Retail)	635,183
851,500	Mebuki Financial Group, Inc. (Banks)	7,069,442
154,200	MINEBEA MITSUMI, Inc. (Capital Goods)	3,082,930
71,600	MIRAIT ONE Corp. (Capital Goods)	1,845,033
87,200	Mitsubishi Chemical Group Corp. (Materials)	511,205
1,599,400	Mitsubishi HC Capital, Inc. (Financial Services)	14,527,524
170,900	Mitsubishi Kakoki Kaisha Ltd. (Capital Goods)	3,504,846
1,208,400	Mitsubishi Materials Corp. (Materials)	39,820,097
35,500	Mitsui Chemicals, Inc. (Materials)	433,067
260,400	Mitsui Kinzoku Co. Ltd. (Materials)	71,547,166
574,000	Mitsui OSK Lines Ltd. (Transportation)	21,682,370
50,200	Mitsui-Soko Holdings Co. Ltd. (Transportation)	1,260,812
494,700	Morinaga Milk Industry Co. Ltd. (Food, Beverage & Tobacco)	14,928,305
1,237,700	Nabtesco Corp. (Capital Goods)	40,934,694
2,848,200	NGK Corp. (Capital Goods)	90,175,598
89,500	Nichicon Corp. (Technology Hardware & Equipment)	1,368,972
16,300	Nichirei Corp. (Food, Beverage & Tobacco)	196,416
1,437,200	Nippon Electric Glass Co. Ltd. (Technology Hardware & Equipment)	75,025,353
27,800	NIPPON EXPRESS HOLDINGS, Inc. (Transportation)	730,146
793,400	Nippon Light Metal Holdings Co. Ltd. (Materials)	14,530,770
835,300	Nippon Shinyaku Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	25,610,882
59,200	Nippon Shokubai Co. Ltd. (Materials)	815,841
573,100	Nippon Television Holdings, Inc. (Media & Entertainment)	10,895,041

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
501,100	Nipro Corp. (Health Care Equipment & Services)	$4,864,474
288,500	Nishimatsu Construction Co. Ltd. (Capital Goods)	10,610,795
294,500	Nishi-Nippon Financial Holdings, Inc. (Banks)	7,394,638
63,600	Nishi-Nippon Railroad Co. Ltd. (Transportation)	1,165,035
463,000	Nissan Chemical Corp. (Materials)	20,019,908
1,271,700	Nissui Corp. (Food, Beverage & Tobacco)	9,900,759
12,500	Nitto Kogyo Corp. (Capital Goods)	361,575
905,900	Nojima Corp. (Consumer Discretionary Distribution & Retail)	7,061,348
742,200	NOK Corp. (Automobiles & Components)	13,198,882
12,292	Nomura Real Estate Master Fund, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	12,672,408
71,500	Noritake Co. Ltd. (Capital Goods)	1,573,890
735,400	Noritsu Koki Co. Ltd. (Consumer Durables & Apparel)	9,789,597
651,900	NS United Kaiun Kaisha Ltd. (Transportation)(a)	31,738,702
322,100	NSD Co. Ltd. (Software & Services)	5,529,316
7,022,900	NSK Ltd. (Capital Goods)	57,042,544
10,698,600	NTN Corp. (Capital Goods)	26,117,982
391,400	Okamura Corp. (Commercial & Professional Services)	6,255,200
1,671,000	Okasan Securities Group, Inc. (Financial Services)	9,648,319
64,100	Oki Electric Industry Co. Ltd. (Technology Hardware & Equipment)	1,386,713
3,782,700	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	55,946,739
219,200	Orient Corp. (Financial Services)	1,423,167
91,400	OSG Corp. (Capital Goods)	1,911,510
953,400	Penta-Ocean Construction Co. Ltd. (Capital Goods)	10,682,135
707,000	Pigeon Corp. (Household & Personal Products)	7,618,466
310,000	Raito Kogyo Co. Ltd. (Capital Goods)	7,554,277
194,900	Resonac Holdings Corp. (Materials)	17,836,105
889,700	Resorttrust, Inc. (Consumer Services)	9,928,178
3,879,300	Ricoh Co. Ltd. (Technology Hardware & Equipment)	32,714,640

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
255,300	Rinnai Corp. (Consumer Durables & Apparel)	$5,802,187
662,100	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	14,324,507
982,900	Rohto Pharmaceutical Co. Ltd. (Household & Personal Products)	14,453,514
9,100	Sakai Chemical Industry Co. Ltd. (Materials)	216,356
204,700	San-In Godo Bank Ltd. (The) (Banks)	2,460,475
92,800	Sankyu, Inc. (Transportation)	4,986,837
783,000	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	8,069,190
2,784,500	Sawai Group Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	37,430,809
2,080,500	Seiko Epson Corp. (Technology Hardware & Equipment)	27,984,256
135,800	Seiko Group Corp. (Consumer Durables & Apparel)	5,044,493
503,600	Seino Holdings Co. Ltd. (Transportation)(a)	7,718,964
11,327	Sekisui House Reit, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	6,149,883
61,700	Shibaura Mechatronics Corp. (Semiconductors & Semiconductor Equipment)	1,916,900
889,800	Shikoku Electric Power Co., Inc. (Utilities)	8,858,999
440,200	Shimadzu Corp. (Technology Hardware & Equipment)	10,232,661
85,900	Shimamura Co. Ltd. (Consumer Discretionary Distribution & Retail)	1,796,408
32,600	Shinmaywa Industries Ltd. (Capital Goods)	532,923
868,200	SKY Perfect JSAT Corp. (Media & Entertainment)	18,955,178
25,400	Stanley Electric Co. Ltd. (Automobiles & Components)	495,729
120,700	Sumitomo Bakelite Co. Ltd. (Materials)	4,251,168
6,579,200	Sumitomo Chemical Co. Ltd. (Materials)	21,468,494
1,257,500	Sumitomo Forestry Co. Ltd. (Consumer Durables & Apparel)	11,364,202
744,500	Sumitomo Heavy Industries Ltd. (Capital Goods)	25,189,133
531,000	Sumitomo Osaka Cement Co. Ltd. (Materials)	13,223,718
987,500	Sumitomo Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	10,901,879

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
989,500	Sundrug Co. Ltd. (Consumer Staples Distribution & Retail)	$23,847,105
223,000	SWCC Corp. (Capital Goods)	22,825,549
610,400	Taiheiyo Cement Corp. (Materials)	13,858,393
153,900	Taikisha Ltd. (Capital Goods)	3,418,391
306,000	Taiyo Yuden Co. Ltd. (Technology Hardware & Equipment)	12,545,843
302,200	Takasago Thermal Engineering Co. Ltd. (Capital Goods)	8,715,686
258,300	Toa Corp. (Capital Goods)	4,615,160
1,070,300	Toda Corp. (Capital Goods)	9,716,934
797,300	Toho Gas Co. Ltd. (Utilities)	5,986,666
185,900	Tohoku Electric Power Co., Inc. (Utilities)	1,298,467
1,468,600	Tokai Carbon Co. Ltd. (Materials)	10,445,004
2,877,700	Tokai Tokyo Financial Holdings, Inc. (Financial Services)	12,965,522
824,100	Tokyo Century Corp. (Financial Services)	11,320,555
205,300	Tokyo Metro Co. Ltd. (Transportation)	2,056,213
61,600	Tokyo Ohka Kogyo Co. Ltd. (Materials)	3,621,452
387,600	Tokyo Seimitsu Co. Ltd. (Semiconductors & Semiconductor Equipment)	42,828,114
54,700	Tokyo Tatemono Co. Ltd. (Real Estate Management & Development)	1,258,690
64,400	TOPPAN Holdings, Inc. (Commercial & Professional Services)	1,914,197
816,600	Toray Industries, Inc. (Materials)	5,862,987
736,500	Tosoh Corp. (Materials)	11,349,276
417,300	Toyo Seikan Group Holdings Ltd. (Materials)	8,655,085
334,700	Toyo Tire Corp. (Automobiles & Components)	8,206,216
388,300	Toyoda Gosei Co. Ltd. (Automobiles & Components)	11,457,550
347,800	Tsugami Corp. (Capital Goods)	10,431,938
1,238,500	Tsumura & Co. (Pharmaceuticals, Biotechnology & Life Sciences)	28,886,644
582,200	TV Asahi Holdings Corp. (Media & Entertainment)	12,047,422
292,400	UACJ Corp. (Materials)	5,159,087
2,664,300	UBE Corp. (Materials)	40,384,126
510,300	Ulvac, Inc. (Semiconductors & Semiconductor Equipment)	32,134,863
388,800	Ushio, Inc. (Capital Goods)	7,828,989
796,800	USS Co. Ltd. (Consumer Discretionary Distribution & Retail)	8,626,847

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
8,500	Workman Co. Ltd. (Consumer Discretionary Distribution & Retail)	$390,917
298,600	Yamaguchi Financial Group, Inc. (Banks)	5,130,836
4,830,000	Yamaha Corp. (Consumer Durables & Apparel)	34,469,262
978,400	Yamaha Motor Co. Ltd. (Automobiles & Components)	6,872,259
34,800	Yamaichi Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,321,868
12,900	Yaskawa Electric Corp. (Capital Goods)	457,434
721,800	Yokohama Financial Group, Inc. (Banks)	6,851,764
237,200	Zenkoku Hosho Co. Ltd. (Financial Services)	4,778,696
1,301,900	Zeon Corp. (Materials)(a)	15,174,884

		2,518,790,939

Netherlands – 2.3%
442,893	AMG Critical Materials NV (Materials)	18,694,136
1,597,321	Fugro NV (Capital Goods)(a)	23,163,719
2,989,674	Koninklijke BAM Groep NV (Capital Goods)	32,885,361
208,593	Koninklijke Heijmans N.V (Capital Goods)*	21,104,963
1,098,383	SBM Offshore NV (Energy)	46,990,421
43,558	TKH Group NV (Capital Goods)	2,232,321
112,230	Van Lanschot Kempen NV (Financial Services)	8,598,975
9,901	Wereldhave NV REIT (Equity Real Estate Investment Trusts (REITs))	256,041

		153,925,937

Norway – 1.1%
5,274,091	Aker Solutions ASA (Energy)	24,000,310
206,975	BLUENORD ASA (Energy)*	13,173,023
1,420,693	DOF Group ASA (Energy)	21,069,567
127,814	Hoegh Autoliners ASA (Transportation)	1,827,944
3,135,851	MPC Container Ships ASA (Transportation)	7,458,910
262,416	Vend Marketplaces ASA, Class B (Media & Entertainment)	7,217,028

		74,746,782

Portugal – 0.0%
120,335	REN - Redes Energeticas Nacionais SGPS SA (Utilities)	533,148

Singapore – 1.3%
1,163,600	AEM Holdings Ltd. (Semiconductors & Semiconductor Equipment)*	6,751,416

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Singapore – (continued)
768,800	City Developments Ltd. (Real Estate Management & Development)	$4,947,953
276,758	Hafnia Ltd. (Energy)	2,454,010
24,006	Kenon Holdings Ltd. (Utilities)	2,221,234
10,319,800	Keppel DC REIT (Equity Real Estate Investment Trusts (REITs))	19,099,211
1,880,600	Suntec Real Estate Investment Trust REIT (Equity Real Estate Investment Trusts (REITs))	2,212,846
1,945,600	UOL Group Ltd. (Real Estate Management & Development)	16,276,341
2,368,800	Venture Corp. Ltd. (Technology Hardware & Equipment)	30,235,195
8,918,200	Yangzijiang Financial Holding Ltd. (Financial Services)*	1,836,044

		86,034,250

South Africa – 0.1%
4,731,519	Pan African Resources PLC (Materials)	9,035,353

Spain – 1.7%
255,047	Logista Integral SA (Transportation)	9,964,235
3,986,747	Merlin Properties Socimi SA REIT (Equity Real Estate Investment Trusts (REITs))	69,717,127
442,458	Neinor Homes SA (Consumer Durables & Apparel)*(b)	8,656,623
80,044	Pharma Mar SA (Pharmaceuticals, Biotechnology & Life Sciences)*	9,026,240
75,710	Solaria Energia y Medio Ambiente SA (Utilities)*	2,158,987
43,590	Vidrala SA (Materials)	3,932,292
183,656	Viscofan SA (Food, Beverage & Tobacco)	12,932,884

		116,388,388

Sweden – 2.8%
66,902	AAK AB (Food, Beverage & Tobacco)	1,919,082
405,159	AddTech AB, Class B (Capital Goods)	14,879,863
62,251	Ambea AB (Health Care Equipment & Services)(b)	944,612
217,381	Avanza Bank Holding AB (Financial Services)(a)	7,857,943
2,128,361	Betsson AB, Class B (Consumer Services)	21,646,107
348,970	Bravida Holding AB (Commercial & Professional Services)(a)(b)	3,605,831
134,417	Clas Ohlson AB, Class B (Consumer Discretionary Distribution & Retail)	5,800,193

Shares	Description	Value

Common Stocks – (continued)

Sweden – (continued)
768,424	Dometic Group AB (Automobiles & Components)*(b)	$2,596,716
2,277,520	Elekta AB, Class B (Health Care Equipment & Services)	13,135,625
287,030	Fastighets AB Balder, Class B (Real Estate Management & Development)*	1,717,062
104,272	Getinge AB, Class B (Health Care Equipment & Services)	2,099,189
172,940	Granges AB (Materials)	3,253,600
150,458	Hemnet Group AB (Media & Entertainment)(a)	1,950,453
897,961	Hexatronic Group AB (Capital Goods)*	3,708,457
2,286,038	Hexpol AB (Materials)*(a)	18,607,214
486,898	Lagercrantz Group AB, Class B (Technology Hardware & Equipment)	12,875,278
401,580	Loomis AB (Commercial & Professional Services)(a)	18,607,232
518,461	Mycronic AB (Technology Hardware & Equipment)(a)	16,359,905
472,102	NCC AB, Class B (Capital Goods)	10,185,776
823,564	SSAB AB, Class A (Materials)(a)	7,412,243
1,100,557	Sweco AB, Class B (Capital Goods)	15,043,220
191,461	Trelleborg AB, Class B (Capital Goods)	7,861,204
189,480	Wihlborgs Fastigheter AB (Real Estate Management & Development)(a)	1,675,169

		193,741,974

Switzerland – 5.1%
565,017	Accelleron Industries AG (Capital Goods)	60,535,830
71,961	Allreal Holding AG (Real Estate Management & Development)	19,651,883
383,081	Avolta AG (Consumer Discretionary Distribution & Retail)*	21,170,426
24,057	Bachem Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)(a)	2,179,863
5,737	Bucher Industries AG (Capital Goods)	2,278,142
30,634	Burckhardt Compression Holding AG (Capital Goods)	20,513,461
282,661	Cembra Money Bank AG (Financial Services)	34,566,146
2,446,283	Clariant AG (Materials)*	25,195,318
319,028	Galenica AG (Health Care Equipment & Services)(b)	33,991,273
623,472	Georg Fischer AG (Capital Goods)(a)	34,104,586

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)

Switzerland – (continued)
26,681	Huber + Suhner AG (Capital Goods)	$7,748,939
889	Kardex Holding AG (Capital Goods)*	317,629
45,329	Landis+Gyr Group AG (Technology Hardware & Equipment)*	3,039,918
168,036	PSP Swiss Property AG (Real Estate Management & Development)	33,585,522
269,883	R&S Group Holding AG (Capital Goods)*	9,063,737
253,492	Tecan Group AG (Pharmaceuticals, Biotechnology & Life Sciences)(a)	38,353,451
9,978	VZ Holding AG (Financial Services)	1,946,658

		348,242,782

Taiwan – 0.0%
1,438,000	FIT Hon Teng Ltd. (Technology Hardware & Equipment)*(b)	1,421,216

United Kingdom – 9.8%
2,165,929	Autotrader Group PLC (Media & Entertainment)(b)	14,570,061
976,936	Babcock International Group PLC (Capital Goods)	14,717,824
2,025,772	Balfour Beatty PLC (Capital Goods)	22,510,038
3,712,014	Beazley PLC (Insurance)	64,475,508
430,318	Big Yellow Group PLC REIT (Equity Real Estate Investment Trusts (REITs))	5,281,714
675,338	Burberry Group PLC (Consumer Durables & Apparel)*	10,716,391
939,057	Coats Group PLC (Consumer Durables & Apparel)	1,061,871
14,049,309	Convatec Group PLC (Health Care Equipment & Services)(b)	40,291,014
4,378,318	Currys PLC (Consumer Discretionary Distribution & Retail)	7,429,381
248,179	Diploma PLC (Capital Goods)	23,487,531
1,667,939	Drax Group PLC (Utilities)	20,054,633
2,728,028	easyJet PLC (Transportation)	13,057,296
147,245	Entain PLC (Consumer Services)	1,086,814
1,585,147	Firstgroup PLC (Transportation)	3,507,268
74,821	Games Workshop Group PLC (Consumer Durables & Apparel)	19,844,554
1,063,275	Harbour Energy PLC (Energy)	4,228,521
392,421	Hiscox Ltd. (Insurance)	8,257,432
354,093	ICG PLC (Financial Services)	8,730,078
1,713,562	IG Group Holdings PLC (Financial Services)	35,045,935
85,189	IMI PLC (Capital Goods)	3,244,690

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
1,169,390	Imperial Brands PLC (Food, Beverage & Tobacco)	$44,428,300
1,859,157	Inchcape PLC (Consumer Discretionary Distribution & Retail)	20,901,627
42,448	Intertek Group PLC (Commercial & Professional Services)	2,734,424
15,107,593	ITV PLC (Media & Entertainment)	16,439,196
1,476,562	JET2 PLC (Transportation)	21,919,144
307,859	Keller Group PLC (Capital Goods)	9,358,041
121,613	Kier Group PLC (Capital Goods)	338,442
1,090,315	Lancashire Holdings Ltd. (Insurance)	8,516,139
8,992,757	Man Group PLC (Financial Services)	31,073,181
770,781	Paragon Banking Group PLC (Financial Services)	7,850,578
1,680,616	PRS REIT PLC (The) REIT (Equity Real Estate Investment Trusts (REITs))(c)	—
7,769,766	QinetiQ Group PLC (Capital Goods)	47,084,864
168,652	Rightmove PLC (Media & Entertainment)	994,625
2,871,074	Rotork PLC (Capital Goods)	12,064,255
1,341,698	RS GROUP PLC (Capital Goods)	10,990,820
1,325,640	Sage Group PLC (The) (Software & Services)	15,810,455
3,630,354	Senior PLC (Capital Goods)	14,103,728
358,181	Smiths Group PLC (Capital Goods)	12,366,454
807,893	Subsea 7 SA (Energy)	29,103,377
620,958	Supermarket Income Reit PLC REIT (Equity Real Estate Investment Trusts (REITs))	707,240
139,547	Target Healthcare PLC REIT (Equity Real Estate Investment Trusts (REITs))	198,244
6,662,056	TP ICAP Group PLC (Financial Services)	28,664,805
3,117,383	Trainline PLC (Consumer Services)*(b)	10,104,406
638,709	Volex PLC (Capital Goods)	5,188,672

		672,539,571

United States – 1.1%
138,171	Acerinox SA (Materials)	2,267,627
2,194,362	Carnival PLC ADR (Consumer Services)	58,040,875
178,729	QIAGEN NV (Pharmaceuticals, Biotechnology & Life Sciences)	6,096,730

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued) April 30, 2026 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

United States – (continued)
313,690	Signify NV (Capital Goods)(b)	$7,134,574

		73,539,806

TOTAL COMMON STOCKS (Cost $5,494,665,051)		6,638,454,401

Shares	Description	Rate	Value

Preferred Stock – 0.1%

Germany – 0.1%
213,517	FUCHS SE (Materials)
(Cost $9,380,880)		2.91%	10,068,885

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $5,504,045,931)			6,648,523,286

Shares	Dividend Rate

Securities Lending Reinvestment Vehicle – 2.6%(d)

Goldman Sachs Financial Square Government Fund - Institutional Shares
174,535,081	3.537%	174,535,081
(Cost $174,535,081)

TOTAL INVESTMENTS – 99.7% (Cost $5,678,581,012)		$6,823,058,367

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		17,107,553

NET ASSETS – 100.0%		$6,840,165,920

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	All or a portion of security is on loan.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Represents an affiliated issuer.

Investment Abbreviations:

ADR	—American Depositary Receipt
CVA	—Dutch Certification
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

Sector Name	% of Market Value
Industrials	24.5%
Materials	13.6
Information Technology	11.3
Financials	10.9
Consumer Discretionary	9.5
Real Estate	8.5
Health Care	6.8
Energy	4.9
Consumer Staples	3.1
Communication Services	2.8
Utilities	1.5
Securities Lending Reinvestment Vehicle	2.6

TOTAL INVESTMENTS	100.0%

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At April 30, 2026, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
Morgan Stanley Co., Inc.
	GBP	2,410,937	USD	3,275,660	5/5/2026	$5,022
TOTAL						$5,022

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
Morgan Stanley Co., Inc.
	USD	14,480,929	EUR	12,348,261	5/5/2026	(12,324)

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
Morgan Stanley Co., Inc. (continued)
	JPY	158,219,307	USD	1,011,303	5/7/2026	$(398)
TOTAL						$(12,722)

FUTURES CONTRACTS — At April 30, 2026, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	938	06/19/26	$64,291,666	$1,820,192
FTSE 100 Index	203	06/19/26	28,668,797	101,383
Hang Seng Index	20	05/28/26	3,271,497	(12,879)
MSCI Singapore Index	86	05/28/26	2,981,419	4,454
SPI 200 Index	95	06/18/26	14,821,254	(64,926)
TOPIX Index	214	06/12/26	51,177,925	1,875,413

Total Futures Contracts				$3,723,637

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Statements of Assets and Liabilities April 30, 2026 (Unaudited)

	Emerging Markets Equity Insights Fund	International Equity Insights Fund	International Small Cap Insights Fund

Assets:
Investments in unaffiliated issuers, at value (cost $2,421,867,481, $5,270,333,249 and $5,504,045,931, respectively)(a)	$3,415,247,464	$6,067,193,479	$6,648,523,286
Investments in affiliated issuers, at value (cost $5,732, $29,713,141 and $–, respectively)	5,732	29,713,141	—
Investments in affiliated securities lending reinvestment vehicle, at value which equals cost	15,501,438	95,682,395	174,535,081
Cash	65,492,656	93,409,081	83,162,468
Foreign Currency, at value (cost $5,235,529, $38,382,903 and $53,714,326, respectively)	5,244,615	38,531,346	54,132,635
Receivables:
Investments sold	195,798,708	33,713,523	155,649,213
Collateral on certain derivative contracts	5,895,028	3,073	11,393,903
Dividends	4,127,625	24,446,833	38,697,213
Foreign tax reclaims	326,065	11,293,822	11,078,607
Securities lending income	80,788	199,689	120,051
Reimbursement from investment adviser	78,990	77,785	71,768
Fund shares sold	—	40,477	1,701
Unrealized gain on forward foreign currency exchange contracts	27,398	—	5,022
Variation margin on futures contracts	1,192,944	822,702	—
Other assets	89,096	449,881	134,104

Total assets	3,709,108,547	6,395,577,227	7,177,505,052

Liabilities:
Unrealized loss on forward foreign currency exchange contracts	6,323	—	12,723
Payables:
Investments purchased	195,183,430	40,225,071	159,924,634
Payable upon return of securities loaned	15,501,438	95,682,395	174,535,081
Collateral on certain derivative contracts	2,746,370	—	—
Management fees	1,304,834	1,813,169	2,176,212
Foreign capital gains taxes	579,049	—	—
Distribution and Service fees and Transfer Agency fees	80,878	149,476	135,979
Fund shares redeemed	—	157,372	117
Accrued expenses	494,806	114,314	554,386

Total liabilities	215,897,128	138,141,797	337,339,132

Net Assets:
Paid-in capital	2,497,491,767	5,082,013,496	5,052,091,858
Total distributable earnings	995,719,652	1,175,421,934	1,788,074,062

NET ASSETS	$3,493,211,419	$6,257,435,430	$6,840,165,920

Net Assets:
Class A	$47,478,738	$138,321,695	$114,987,043
Class C	2,859,167	11,603,289	3,758,382
Institutional	1,850,782,044	3,951,004,532	5,906,689,249
Service	—	4,893,391	—
Investor	275,088,240	532,390,819	197,494,231
Class R6	1,186,000,822	825,910,465	570,124,391
Class R	36,472,238	8,795,070	—
Class P	94,530,170	784,516,169	47,112,624
Total Net Assets	$3,493,211,419	$6,257,435,430	$6,840,165,920
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	3,562,410	7,309,657	6,414,481
Class C	216,619	625,274	215,529
Institutional	139,598,546	200,966,034	330,903,744
Service	—	254,087	—
Investor	20,792,735	28,744,845	11,114,083
Class R6	89,567,750	42,064,369	31,838,544
Class R	2,802,057	482,354	—
Class P	7,138,800	39,983,059	2,631,605
Net asset value, offering and redemption price per share:(b)
Class A	$13.33	$18.92	$17.93
Class C	13.20	18.56	17.44
Institutional	13.26	19.66	17.85
Service	—	19.26	—
Investor	13.23	18.52	17.77
Class R6	13.24	19.63	17.91
Class R	13.02	18.23	—
Class P	13.24	19.62	17.90

(a)

Includes loaned securities having a market value of $15,009,428, $92,860,115 and $166,454,260 for Emerging Markets Equity Insights Fund, International Equity Insights Fund and International Small Cap Insights Fund, respectively.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Statements of Assets and Liabilities (continued) April 30, 2026 (Unaudited)

(b)

Maximum public offering price per share for Class A Shares of the Emerging Markets Equity Insights Fund, International Equity Insights Fund and International Small Cap Insights Fund is $14.11, $20.02 and $18.97, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Statements of Operations For the Six Months Ended April 30, 2026 (Unaudited)

	Emerging Markets Equity Insights Fund	International Equity Insights Fund	International Small Cap Insights Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $2,988,721, $8,378,395 and $9,955,217, respectively)	$25,496,409	$74,887,237	$79,457,842

Securities lending income, net of rebates received or paid to borrowers – affiliated issuer	482,350	613,254	414,013

Dividends — affiliated issuers	79,421	470,891	99,392

Total Investment Income	26,058,180	75,971,382	79,971,247

Expenses:

Management fees	13,766,801	19,342,725	24,584,944

Custody, accounting and administrative services	1,004,498	483,927	946,807

Transfer Agency fees(a)	676,202	1,303,623	1,368,920

Professional fees	143,397	109,561	111,883

Distribution and/or Service (12b-1) fees(a)	140,759	204,503	139,155

Registration fees	56,185	298,155	102,074

Printing and mailing costs	49,841	45,129	254,198

Trustee fees	16,752	21,574	22,030

Service fees — Class C	3,252	10,898	5,447

Shareholder Administration fees — Service Shares	—	3,080	—

Other	39,360	36,994	54,362

Total expenses	15,897,047	21,860,169	27,589,820

Less — expense reductions	(1,822,257)	(908,154)	(1,057,654)

Net expenses	14,074,790	20,952,015	26,532,166

NET INVESTMENT INCOME	11,983,390	55,019,367	53,439,081

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers (including the effects of net foreign capital gains tax of $447,655, $– and $–, respectively)	232,073,510	349,292,452	680,599,225

Futures contracts	(4,649,962)	10,123,982	8,363,892

Forward foreign currency exchange contracts	76,124	38,279	269,378

Foreign currency transactions	(2,561,105)	362,051	(139,171)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers (including the effects of the net change in foreign capital gains tax liability of $430,073, $– and $–, respectively)	299,942,261	239,918,044	163,538,139

Foreign currency translations	11,456	810,571	2,573,245

Forward foreign currency exchange contracts	21,075	—	(7,700)

Futures contracts	1,005,670	(3,594,670)	(2,034,024)

Net realized and unrealized gain	525,919,029	596,950,709	853,162,984

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$537,902,419	$651,970,076	$906,602,065

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Emerging Markets Equity Insights Fund	$51,829	$9,755	$–	$79,175	$31,097	$1,951	$330,651	$–	$152,831	$124,754	$23,753	$11,165

International Equity Insights Fund	148,146	32,693	3,080	20,584	88,888	6,539	684,732	493	304,367	102,924	6,175	109,505

International Small Cap Insights Fund	122,813	16,342	–	–	73,688	3,268	1,077,490	–	126,259	81,769	–	6,446

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Statements of Changes in Net Assets

	Emerging Markets Equity Insights Fund		International Equity Insights Fund
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Fiscal Year Ended October 31, 2025	For the Six Months Ended April 30, 2026 (Unaudited)	For the Fiscal Year Ended October 31, 2025

From operations:

Net investment income	$11,983,390	$36,370,384	$55,019,367	$57,679,936

Net realized gain	224,938,567	143,706,740	359,816,764	289,940,066

Net change in unrealized gain	300,980,462	426,459,455	237,133,945	417,376,376

Net increase in net assets resulting from operations	537,902,419	606,536,579	651,970,076	764,996,378

Distributions to shareholders:

From distributable earnings:

Class A Shares	(728,338)	(291,615)	(7,785,876)	(4,094,370)

Class C Shares	(23,744)	(6,272)	(507,519)	(233,062)

Institutional Shares	(34,242,985)	(18,082,515)	(235,054,322)	(48,365,276)

Service Shares	–	–	(155,773)	(101,351)

Investor Shares	(4,127,393)	(1,385,679)	(25,021,379)	(6,549,437)

Class R6 Shares	(16,487,115)	(8,650,106)	(47,537,383)	(22,553,843)

Class R Shares	(518,708)	(166,795)	(557,552)	(345,512)

Class P Shares	(1,391,292)	(756,232)	(51,910,976)	(22,023,969)

Total distributions to shareholders	(57,519,575)	(29,339,214)	(368,530,780)	(104,266,820)

From share transactions:

Proceeds from sales of shares	698,861,124	549,798,370	1,647,768,744	2,574,716,175

Reinvestment of distributions	48,353,083	24,848,326	349,367,194	96,429,190

Cost of shares redeemed	(428,744,668)	(609,677,386)	(653,307,929)	(512,601,302)

Net increase (decrease) in net assets resulting from share transactions	318,469,539	(35,030,690)	1,343,828,009	2,158,544,063

TOTAL INCREASE	798,852,383	542,166,675	1,627,267,305	2,819,273,621

Net Assets:

Beginning of period	$2,694,359,036	$2,152,192,361	$4,630,168,125	$1,810,894,504

End of period	$3,493,211,419	$2,694,359,036	$6,257,435,430	$4,630,168,125

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Statements of Changes in Net Assets (continued)

	International Small Cap Insights Fund
	For the Six Months Ended April 30, 2026 (Unaudited)	For the Fiscal Year Ended October 31, 2025

From operations:

Net investment income	$53,439,081	$110,941,702

Net realized gain	689,093,324	568,297,356

Net change in unrealized gain	164,069,660	663,390,843

Net increase in net assets resulting from operations	906,602,065	1,342,629,901

Distributions to shareholders:

From distributable earnings:

Class A Shares	(6,459,559)	(2,800,932)

Class C Shares	(319,156)	(185,801)

Institutional Shares	(395,862,667)	(150,930,334)

Investor Shares	(11,968,253)	(4,458,794)

Class R6 Shares	(39,713,850)	(15,649,313)

Class P Shares	(3,115,433)	(1,590,984)

Total distributions to shareholders	(457,438,918)	(175,616,158)

From share transactions:

Proceeds from sales of shares	927,465,515	1,474,186,246

Reinvestment of distributions	431,753,598	171,272,123

Cost of shares redeemed	(673,527,146)	(1,078,291,610)

Net increase in net assets resulting from share transactions	685,691,967	567,166,759

TOTAL INCREASE	1,134,855,114	1,734,180,502

Net Assets:

Beginning of period	$5,705,310,806	$3,971,130,304

End of period	$6,840,165,920	$5,705,310,806

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Emerging Markets Equity Insights Fund

	Class A Shares
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$11.42		$9.01	$7.59	$6.86	$11.87	$10.25

Net investment income(a)	0.03		0.12	0.14	0.17	0.21	0.18

Net realized and unrealized gain (loss)	2.09		2.38	1.57	0.72	(3.18)	1.53

Total from investment operations	2.12		2.50	1.71	0.89	(2.97)	1.71

Distributions to shareholders from net investment income	(0.21)		(0.09)	(0.29)	(0.16)	(0.17)	(0.09)

Distributions to shareholders from net realized gains	–		–	–	–	(1.87)	–

Total distributions	(0.21)		(0.09)	(0.29)	(0.16)	(2.04)	(0.09)

Net asset value, end of period	$13.33		$11.42	$9.01	$7.59	$6.86	$11.87

Total Return(b)	19.01%		28.03%	23.06%	12.89%	(29.83)%	16.60%

Net assets, end of period (in 000’s)	$47,479		$38,333	$31,584	$26,139	$27,678	$50,146

Ratio of net expenses to average net assets	1.33	%(c)	1.35%	1.39%	1.42%	1.46%	1.46%

Ratio of total expenses to average net assets	1.46	%(c)	1.48%	1.50%	1.52%	1.51%	1.51%

Ratio of net investment income to average net assets	0.50	%(c)	1.23%	1.64%	2.19%	2.30%	1.45%

Portfolio turnover rate(d)	72%		158%	168%	165%	167%	189%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Emerging Markets Equity Insights Fund

	Class C Shares
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$11.25		$8.87	$7.47	$6.75	$11.69	$10.10

Net investment income (loss)(a)	(0.01)		0.04	0.07	0.11	0.14	0.09

Net realized and unrealized gain (loss)	2.07		2.36	1.55	0.71	(3.13)	1.50

Total from investment operations	2.06		2.40	1.62	0.82	(2.99)	1.59

Distributions to shareholders from net investment income	(0.11)		(0.02)	(0.22)	(0.10)	(0.08)	–

Distributions to shareholders from net realized gains	–		–	–	–	(1.87)	–

Total distributions	(0.11)		(0.02)	(0.22)	(0.10)	(1.95)	–

Net asset value, end of period	$13.20		$11.25	$8.87	$7.47	$6.75	$11.69

Total Return(b)	18.55%		27.09%	22.12%	12.03%	(30.36)%	15.74%

Net assets, end of period (in 000’s)	$2,859		$2,662	$3,198	$3,279	$3,163	$5,817

Ratio of net expenses to average net assets	2.08	%(c)	2.10%	2.14%	2.17%	2.21%	2.21%

Ratio of total expenses to average net assets	2.21	%(c)	2.23%	2.26%	2.26%	2.26%	2.26%

Ratio of net investment income (loss) to average net assets	(0.25	)%(c)	0.39%	0.87%	1.44%	1.56%	0.74%

Portfolio turnover rate(d)	72%		158%	168%	165%	167%	189%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Emerging Markets Equity Insights Fund

	Institutional Shares
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$11.38		$8.98	$7.56	$6.85	$11.86	$10.24

Net investment income(a)	0.05		0.15	0.17	0.19	0.24	0.23

Net realized and unrealized gain (loss)	2.08		2.37	1.57	0.72	(3.17)	1.52

Total from investment operations	2.13		2.52	1.74	0.91	(2.93)	1.75

Distributions to shareholders from net investment income	(0.25)		(0.12)	(0.32)	(0.20)	(0.21)	(0.13)

Distributions to shareholders from net realized gains	–		–	–	–	(1.87)	–

Total distributions	(0.25)		(0.12)	(0.32)	(0.20)	(2.08)	(0.13)

Net asset value, end of period	$13.26		$11.38	$8.98	$7.56	$6.85	$11.86

Total Return(b)	19.19%		28.47%	23.59%	13.28%	(29.64)%	17.07%

Net assets, end of period (in 000’s)	$1,850,782		$1,627,136	$1,328,131	$1,074,796	$925,443	$1,029,785

Ratio of net expenses to average net assets	0.97	%(c)	1.00%	1.06%	1.09%	1.09%	1.09%

Ratio of total expenses to average net assets	1.10	%(c)	1.12%	1.14%	1.15%	1.13%	1.14%

Ratio of net investment income to average net assets	0.86	%(c)	1.58%	1.96%	2.49%	2.76%	1.88%

Portfolio turnover rate(d)	72%		158%	168%	165%	167%	189%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Emerging Markets Equity Insights Fund

	Investor Shares
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$11.35		$8.96	$7.55	$6.84	$11.83	$10.22

Net investment income(a)	0.05		0.15	0.15	0.19	0.22	0.22

Net realized and unrealized gain (loss)	2.07		2.35	1.57	0.71	(3.14)	1.51

Total from investment operations	2.12		2.50	1.72	0.90	(2.92)	1.73

Distributions to shareholders from net investment income	(0.24)		(0.11)	(0.31)	(0.19)	(0.20)	(0.12)

Distributions to shareholders from net realized gains	–		–	–	–	(1.87)	–

Total distributions	(0.24)		(0.11)	(0.31)	(0.19)	(2.07)	(0.12)

Net asset value, end of period	$13.23		$11.35	$8.96	$7.55	$6.84	$11.83

Total Return(b)	19.15%		28.35%	23.37%	13.16%	(29.69)%	16.96%

Net assets, end of period (in 000’s)	$275,088		$184,229	$106,734	$48,549	$64,188	$103,200

Ratio of net expenses to average net assets	1.08	%(c)	1.10%	1.14%	1.17%	1.21%	1.21%

Ratio of total expenses to average net assets	1.21	%(c)	1.23%	1.25%	1.27%	1.26%	1.26%

Ratio of net investment income to average net assets	0.79	%(c)	1.54%	1.74%	2.44%	2.51%	1.78%

Portfolio turnover rate(d)	72%		158%	168%	165%	167%	189%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Emerging Markets Equity Insights Fund

	Class R6 Shares
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$11.36		$8.97	$7.56	$6.84	$11.85	$10.23

Net investment income(a)	0.05		0.15	0.17	0.20	0.24	0.23

Net realized and unrealized gain (loss)	2.08		2.36	1.56	0.72	(3.17)	1.52

Total from investment operations	2.13		2.51	1.73	0.92	(2.93)	1.75

Distributions to shareholders from net investment income	(0.25)		(0.12)	(0.32)	(0.20)	(0.21)	(0.13)

Distributions to shareholders from net realized gains	–		–	–	–	(1.87)	–

Total distributions	(0.25)		(0.12)	(0.32)	(0.20)	(2.08)	(0.13)

Net asset value, end of period	$13.24		$11.36	$8.97	$7.56	$6.84	$11.85

Total Return(b)	19.24%		28.41%	23.46%	13.29%	(29.55)%	17.10%

Net assets, end of period (in 000’s)	$1,186,001		$748,976	$602,473	$487,451	$417,309	$572,973

Ratio of net expenses to average net assets	0.96	%(c)	0.99%	1.05%	1.08%	1.08%	1.08%

Ratio of total expenses to average net assets	1.09	%(c)	1.11%	1.13%	1.14%	1.13%	1.13%

Ratio of net investment income to average net assets	0.88	%(c)	1.59%	1.92%	2.52%	2.72%	1.90%

Portfolio turnover rate(d)	72%		158%	168%	165%	167%	189%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Emerging Markets Equity Insights Fund

	Class R Shares
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$11.15		$8.80	$7.42	$6.72	$11.66	$10.08

Net investment income(a)	0.01		0.09	0.12	0.15	0.18	0.13

Net realized and unrealized gain (loss)	2.05		2.33	1.53	0.70	(3.10)	1.52

Total from investment operations	2.06		2.42	1.65	0.85	(2.92)	1.65

Distributions to shareholders from net investment income	(0.19)		(0.07)	(0.27)	(0.15)	(0.15)	(0.07)

Distributions to shareholders from net realized gains	–		–	–	–	(1.87)	–

Total distributions	(0.19)		(0.07)	(0.27)	(0.15)	(2.02)	(0.07)

Net asset value, end of period	$13.02		$11.15	$8.80	$7.42	$6.72	$11.66

Total Return(b)	18.89%		27.68%	22.80%	12.61%	(30.08)%	16.43%

Net assets, end of period (in 000’s)	$36,472		$28,893	$23,786	$19,937	$17,352	$24,710

Ratio of net expenses to average net assets	1.58	%(c)	1.60%	1.64%	1.67%	1.71%	1.71%

Ratio of total expenses to average net assets	1.71	%(c)	1.73%	1.76%	1.76%	1.76%	1.76%

Ratio of net investment income to average net assets	0.25	%(c)	0.97%	1.37%	1.92%	2.08%	1.11%

Portfolio turnover rate(d)	72%		158%	168%	165%	167%	189%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Emerging Markets Equity Insights Fund

	Class P Shares
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$11.36		$8.97	$7.56	$6.84	$11.85	$10.23

Net investment income(a)	0.05		0.15	0.16	0.20	0.25	0.24

Net realized and unrealized gain (loss)	2.08		2.36	1.57	0.72	(3.18)	1.51

Total from investment operations	2.13		2.51	1.73	0.92	(2.93)	1.75

Distributions to shareholders from net investment income	(0.25)		(0.12)	(0.32)	(0.20)	(0.21)	(0.13)

Distributions to shareholders from net realized gains	–		–	–	–	(1.87)	–

Total distributions	(0.25)		(0.12)	(0.32)	(0.20)	(2.08)	(0.13)

Net asset value, end of period	$13.24		$11.36	$8.97	$7.56	$6.84	$11.85

Total Return(b)	19.24%		28.40%	23.47%	13.27%	(29.55)%	17.10%

Net assets, end of period (in 000’s)	$94,530		$64,130	$56,286	$53,221	$78,229	$139,870

Ratio of net expenses to average net assets	0.96	%(c)	0.99%	1.05%	1.08%	1.08%	1.08%

Ratio of total expenses to average net assets	1.09	%(c)	1.11%	1.13%	1.14%	1.13%	1.13%

Ratio of net investment income to average net assets	0.88	%(c)	1.57%	1.91%	2.55%	2.73%	1.92%

Portfolio turnover rate(d)	72%		158%	168%	165%	167%	189%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	International Equity Insights Fund

	Class A Shares
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024		2023		2022	2021

Per Share Data

Net asset value, beginning of period	$18.04		$14.66	$12.14		$10.75		$14.76	$11.40

Net investment income(a)	0.16	(b)	0.30	0.23	(c)	0.27	(d)	0.31	0.22

Net realized and unrealized gain (loss)	2.08		3.84	2.63		1.54		(3.46)	3.35

Total from investment operations	2.24		4.14	2.86		1.81		(3.15)	3.57

Distributions to shareholders from net investment income	(0.26)		(0.29)	(0.34)		(0.42)		(0.41)	(0.21)

Distributions to shareholders from net realized gains	(1.10)		(0.47)	–		–		(0.45)	–

Total distributions	(1.36)		(0.76)	(0.34)		(0.42)		(0.86)	(0.21)

Net asset value, end of period	$18.92		$18.04	$14.66		$12.14		$10.75	$14.76

Total Return(e)	13.07%		29.91%	23.79%		17.17%		(22.56)%	31.50%

Net assets, end of period (in 000’s)	$138,322		$102,336	$77,367		$68,093		$69,254	$103,852

Ratio of net expenses to average net assets	1.12	%(f)	1.16%	1.18%		1.19%		1.18%	1.17%

Ratio of total expenses to average net assets	1.16	%(f)	1.19%	1.23%		1.24%		1.22%	1.21%

Ratio of net investment income to average net assets	1.73	%(f)	1.95%	1.58	%(c)	2.26	%(d)	2.44%	1.55%

Portfolio turnover rate(g)	73%		156%	167%		157%		151%	164%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.31 per share and 0.20% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(d)	Reflects income recognized from withholding tax reclaims which amounted to $0.04 per share and 0.33% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Equity Insights Fund

	Class C Shares
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024		2023		2022	2021

Per Share Data

Net asset value, beginning of period	$17.69		$14.36	$11.88		$10.49		$14.42	$11.13

Net investment income(a)	0.10	(b)	0.17	0.11	(c)	0.18	(d)	0.21	0.15

Net realized and unrealized gain (loss)	2.03		3.79	2.59		1.51		(3.39)	3.24

Total from investment operations	2.13		3.96	2.70		1.69		(3.18)	3.39

Distributions to shareholders from net investment income	(0.16)		(0.16)	(0.22)		(0.30)		(0.30)	(0.10)

Distributions to shareholders from net realized gains	(1.10)		(0.47)	–		–		(0.45)	–

Total distributions	(1.26)		(0.63)	(0.22)		(0.30)		(0.75)	(0.10)

Net asset value, end of period	$18.56		$17.69	$14.36		$11.88		$10.49	$14.42

Total Return(e)	12.63%		29.02%	22.85%		16.26%		(23.16)%	30.53%

Net assets, end of period (in 000’s)	$11,603		$6,401	$5,443		$6,529		$8,393	$14,406

Ratio of net expenses to average net assets	1.87	%(f)	1.91%	1.93%		1.94%		1.93%	1.92%

Ratio of total expenses to average net assets	1.90	%(f)	1.94%	1.98%		1.99%		1.97%	1.96%

Ratio of net investment income to average net assets	1.14	%(f)	1.10%	0.82	%(c)	1.48	%(d)	1.69%	1.05%

Portfolio turnover rate(g)	73%		156%	167%		157%		151%	164%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.31 per share and 0.20% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(d)	Reflects income recognized from withholding tax reclaims which amounted to $0.04 per share and 0.33% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Equity Insights Fund

	Institutional Shares
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024		2023		2022	2021

Per Share Data

Net asset value, beginning of period	$18.72		$15.18	$12.56		$11.11		$15.23	$11.76

Net investment income(a)	0.19	(b)	0.33	0.29	(c)	0.33	(d)	0.36	0.33

Net realized and unrealized gain (loss)	2.16		4.02	2.72		1.59		(3.57)	3.40

Total from investment operations	2.35		4.35	3.01		1.92		(3.21)	3.73

Distributions to shareholders from net investment income	(0.31)		(0.34)	(0.39)		(0.47)		(0.46)	(0.26)

Distributions to shareholders from net realized gains	(1.10)		(0.47)	–		–		(0.45)	–

Total distributions	(1.41)		(0.81)	(0.39)		(0.47)		(0.91)	(0.26)

Net asset value, end of period	$19.66		$18.72	$15.18		$12.56		$11.11	$15.23

Total Return(e)	13.27%		30.42%	24.24%		17.61%		(22.27)%	31.93%

Net assets, end of period (in 000’s)	$3,951,005		$2,927,916	$877,283		$667,420		$675,506	$1,227,429

Ratio of net expenses to average net assets	0.76	%(f)	0.79%	0.82%		0.82%		0.81%	0.80%

Ratio of total expenses to average net assets	0.80	%(f)	0.82%	0.87%		0.87%		0.85%	0.84%

Ratio of net investment income to average net assets	2.05	%(f)	1.98%	1.96	%(c)	2.60	%(d)	2.74%	2.25%

Portfolio turnover rate(g)	73%		156%	167%		157%		151%	164%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.31 per share and 0.20% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(d)	Reflects income recognized from withholding tax reclaims which amounted to $0.04 per share and 0.33% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Equity Insights Fund

	Service Shares
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024		2023		2022	2021

Per Share Data

Net asset value, beginning of period	$18.32		$14.86	$12.31		$10.88		$14.91	$11.52

Net investment income(a)	0.15	(b)	0.27	0.22	(c)	0.26	(d)	0.30	0.25

Net realized and unrealized gain (loss)	2.11		3.92	2.66		1.57		(3.52)	3.33

Total from investment operations	2.26		4.19	2.88		1.83		(3.22)	3.58

Distributions to shareholders from net investment income	(0.22)		(0.26)	(0.33)		(0.40)		(0.36)	(0.19)

Distributions to shareholders from net realized gains	(1.10)		(0.47)	–		–		(0.45)	–

Total distributions	(1.32)		(0.73)	(0.33)		(0.40)		(0.81)	(0.19)

Net asset value, end of period	$19.26		$18.32	$14.86		$12.31		$10.88	$14.91

Total Return(e)	13.00%		29.75%	23.66%		17.03%		(22.69)%	31.25%

Net assets, end of period (in 000’s)	$4,893		$2,068	$2,022		$2,153		$1,887	$2,927

Ratio of net expenses to average net assets	1.26	%(f)	1.30%	1.32%		1.32%		1.31%	1.30%

Ratio of total expenses to average net assets	1.30	%(f)	1.33%	1.37%		1.37%		1.35%	1.34%

Ratio of net investment income to average net assets	1.62	%(f)	1.72%	1.54	%(c)	2.13	%(d)	2.33%	1.71%

Portfolio turnover rate(g)	73%		156%	167%		157%		151%	164%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.31 per share and 0.20% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(d)	Reflects income recognized from withholding tax reclaims which amounted to $0.04 per share and 0.33% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Equity Insights Fund

	Investor Shares
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024		2023		2022	2021

Per Share Data

Net asset value, beginning of period	$17.71		$14.41	$11.94		$10.58		$14.55	$11.19

Net investment income(a)	0.19	(b)	0.34	0.27	(c)	0.30	(d)	0.34	0.25

Net realized and unrealized gain (loss)	2.02		3.76	2.57		1.51		(3.42)	3.30

Total from investment operations	2.21		4.10	2.84		1.81		(3.08)	3.55

Distributions to shareholders from net investment income	(0.30)		(0.33)	(0.37)		(0.45)		(0.44)	(0.19)

Distributions to shareholders from net realized gains	(1.10)		(0.47)	–		–		(0.45)	–

Total distributions	(1.40)		(0.80)	(0.37)		(0.45)		(0.89)	(0.19)

Net asset value, end of period	$18.52		$17.71	$14.41		$11.94		$10.58	$14.55

Total Return(e)	13.21%		30.25%	24.10%		17.48%		(22.39)%	31.90%

Net assets, end of period (in 000’s)	$532,391		$288,779	$112,897		$61,176		$69,844	$96,352

Ratio of net expenses to average net assets	0.87	%(f)	0.90%	0.93%		0.94%		0.93%	0.92%

Ratio of total expenses to average net assets	0.90	%(f)	0.94%	0.98%		0.99%		0.97%	0.96%

Ratio of net investment income to average net assets	2.18	%(f)	2.16%	1.91	%(c)	2.47	%(d)	2.73%	1.86%

Portfolio turnover rate(g)	73%		156%	167%		157%		151%	164%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.31 per share and 0.20% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(d)	Reflects income recognized from withholding tax reclaims which amounted to $0.04 per share and 0.33% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Equity Insights Fund

	Class R6 Shares
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024		2023		2022	2021

Per Share Data

Net asset value, beginning of period	$18.70		$15.17	$12.55		$11.10		$15.22	$11.75

Net investment income(a)	0.20	(b)	0.38	0.29	(c)	0.33	(d)	0.37	0.33

Net realized and unrealized gain (loss)	2.14		3.97	2.72		1.59		(3.58)	3.40

Total from investment operations	2.34		4.35	3.01		1.92		(3.21)	3.73

Distributions to shareholders from net investment income	(0.31)		(0.35)	(0.39)		(0.47)		(0.46)	(0.26)

Distributions to shareholders from net realized gains	(1.10)		(0.47)	–		–		(0.45)	–

Total distributions	(1.41)		(0.82)	(0.39)		(0.47)		(0.91)	(0.26)

Net asset value, end of period	$19.63		$18.70	$15.17		$12.55		$11.10	$15.22

Total Return(e)	13.28%		30.39%	24.35%		17.55%		(22.28)%	31.97%

Net assets, end of period (in 000’s)	$825,910		$616,120	$325,565		$327,287		$407,364	$627,430

Ratio of net expenses to average net assets	0.75	%(f)	0.78%	0.81%		0.81%		0.80%	0.79%

Ratio of total expenses to average net assets	0.79	%(f)	0.82%	0.86%		0.86%		0.84%	0.83%

Ratio of net investment income to average net assets	2.08	%(f)	2.32%	1.96	%(c)	2.59	%(d)	2.85%	2.24%

Portfolio turnover rate(g)	73%		156%	167%		157%		151%	164%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.31 per share and 0.20% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(d)	Reflects income recognized from withholding tax reclaims which amounted to $0.04 per share and 0.33% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Equity Insights Fund

	Class R Shares
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024		2023		2022	2021

Per Share Data

Net asset value, beginning of period	$17.41		$14.18	$11.76		$10.41		$14.32	$11.08

Net investment income(a)	0.12	(b)	0.26	0.19	(c)	0.24	(d)	0.27	0.21

Net realized and unrealized gain (loss)	2.02		3.70	2.54		1.50		(3.37)	3.21

Total from investment operations	2.14		3.96	2.73		1.74		(3.10)	3.42

Distributions to shareholders from net investment income	(0.22)		(0.26)	(0.31)		(0.39)		(0.36)	(0.18)

Distributions to shareholders from net realized gains	(1.10)		(0.47)	–		–		(0.45)	–

Total distributions	(1.32)		(0.73)	(0.31)		(0.39)		(0.81)	(0.18)

Net asset value, end of period	$18.23		$17.41	$14.18		$11.76		$10.41	$14.32

Total Return(e)	12.94%		29.65%	23.46%		16.93%		(22.79)%	31.19%

Net assets, end of period (in 000’s)	$8,795		$7,523	$6,541		$5,254		$5,383	$7,896

Ratio of net expenses to average net assets	1.37	%(f)	1.41%	1.43%		1.44%		1.43%	1.42%

Ratio of total expenses to average net assets	1.41	%(f)	1.44%	1.48%		1.49%		1.47%	1.46%

Ratio of net investment income to average net assets	1.39	%(f)	1.72%	1.35	%(c)	1.99	%(d)	2.20%	1.56%

Portfolio turnover rate(g)	73%		156%	167%		157%		151%	164%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.31 per share and 0.20% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(d)	Reflects income recognized from withholding tax reclaims which amounted to $0.04 per share and 0.33% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Equity Insights Fund

	Class P Shares
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025	2024		2023		2022	2021

Per Share Data

Net asset value, beginning of period	$18.68		$15.15	$12.54		$11.09		$15.21	$11.74

Net investment income(a)	0.19	(b)	0.36	0.29	(c)	0.33	(d)	0.38	0.33

Net realized and unrealized gain (loss)	2.16		3.99	2.71		1.59		(3.59)	3.40

Total from investment operations	2.35		4.35	3.00		1.92		(3.21)	3.73

Distributions to shareholders from net investment income	(0.31)		(0.35)	(0.39)		(0.47)		(0.46)	(0.26)

Distributions to shareholders from net realized gains	(1.10)		(0.47)	–		–		(0.45)	–

Total distributions	(1.41)		(0.82)	(0.39)		(0.47)		(0.91)	(0.26)

Net asset value, end of period	$19.62		$18.68	$15.15		$12.54		$11.09	$15.21

Total Return(e)	13.30%		30.42%	24.30%		17.56%		(22.29)%	32.00%

Net assets, end of period (in 000’s)	$784,516		$679,024	$403,777		$344,796		$341,982	$470,881

Ratio of net expenses to average net assets	0.75	%(f)	0.78%	0.81%		0.81%		0.80%	0.79%

Ratio of total expenses to average net assets	0.79	%(f)	0.82%	0.86%		0.86%		0.84%	0.83%

Ratio of net investment income to average net assets	1.98	%(f)	2.19%	1.96	%(c)	2.61	%(d)	2.95%	2.24%

Portfolio turnover rate(g)	73%		156%	167%		157%		151%	164%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.31 per share and 0.20% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(d)	Reflects income recognized from withholding tax reclaims which amounted to $0.04 per share and 0.33% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	International Small Cap Insights Fund

	Class A Shares
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025		2024		2023	2022	2021

Per Share Data

Net asset value, beginning of period	$16.73		$13.25		$10.92		$10.14	$14.32	$10.96

Net investment income(a)	0.13	(b)	0.29	(c)	0.31	(d)	0.26	0.32	0.27

Net realized and unrealized gain (loss)	2.33		3.72		2.34		0.81	(4.10)	3.28

Total from investment operations	2.46		4.01		2.65		1.07	(3.78)	3.55

Distributions to shareholders from net investment income	(0.47)		(0.53)		(0.32)		(0.29)	(0.40)	(0.19)

Distributions to shareholders from net realized gains	(0.79)		–		–		–	–	–

Total distributions	(1.26)		(0.53)		(0.32)		(0.29)	(0.40)	(0.19)

Net asset value, end of period	$17.93		$16.73		$13.25		$10.92	$10.14	$14.32

Total Return(e)	15.55%		31.80%		24.63%		10.55%	(27.07)%	32.65%

Net assets, end of period (in 000’s)	$114,987		$83,094		$70,997		$71,921	$69,230	$150,934

Ratio of net expenses to average net assets	1.20	%(f)	1.22%		1.23%		1.24%	1.24%	1.24%

Ratio of total expenses to average net assets	1.23	%(f)	1.25%		1.28%		1.29%	1.28%	1.30%

Ratio of net investment income to average net assets	1.49	%(f)	2.03	%(c)	2.42	%(d)	2.25%	2.63%	1.96%

Portfolio turnover rate(g)	74%		165%		165%		163%	156%	185%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.18 per share and 0.18% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.06 per share and 0.39% of average net assets.
(d)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Small Cap Insights Fund

	Class C Shares
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025		2024		2023	2022	2021

Per Share Data

Net asset value, beginning of period	$16.22		$12.81		$10.55		$9.77	$13.81	$10.56

Net investment income(a)	0.03	(b)	0.16	(c)	0.19	(d)	0.16	0.23	0.16

Net realized and unrealized gain (loss)	2.30		3.64		2.29		0.79	(3.98)	3.17

Total from investment operations	2.33		3.80		2.48		0.95	(3.75)	3.33

Distributions to shareholders from net investment income	(0.32)		(0.39)		(0.22)		(0.17)	(0.29)	(0.08)

Distributions to shareholders from net realized gains	(0.79)		–		–		–	–	–

Total distributions	(1.11)		(0.39)		(0.22)		(0.17)	(0.29)	(0.08)

Net asset value, end of period	$17.44		$16.22		$12.81		$10.55	$9.77	$13.81

Total Return(e)	15.11%		30.81%		23.69%		9.77%	(27.65)%	31.67%

Net assets, end of period (in 000’s)	$3,758		$4,846		$6,376		$10,025	$13,111	$28,406

Ratio of net expenses to average net assets	1.95	%(f)	1.97%		1.98%		1.99%	1.99%	1.99%

Ratio of total expenses to average net assets	1.99	%(f)	2.01%		2.03%		2.04%	2.03%	2.05%

Ratio of net investment income to average net assets	0.34	%(f)	1.19	%(c)	1.53	%(d)	1.48%	1.92%	1.20%

Portfolio turnover rate(g)	74%		165%		165%		163%	156%	185%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.18 per share and 0.18% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.06 per share and 0.39% of average net assets.
(d)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Small Cap Insights Fund

	Institutional Shares
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025		2024		2023	2022	2021

Per Share Data

Net asset value, beginning of period	$16.68		$13.23		$10.90		$10.13	$14.33	$10.97

Net investment income(a)	0.15	(b)	0.34	(c)	0.36	(d)	0.30	0.38	0.33

Net realized and unrealized gain (loss)	2.33		3.70		2.34		0.81	(4.11)	3.27

Total from investment operations	2.48		4.04		2.70		1.11	(3.73)	3.60

Distributions to shareholders from net investment income	(0.52)		(0.59)		(0.37)		(0.34)	(0.47)	(0.24)

Distributions to shareholders from net realized gains	(0.79)		–		–		–	–	–

Total distributions	(1.31)		(0.59)		(0.37)		(0.34)	(0.47)	(0.24)

Net asset value, end of period	$17.85		$16.68		$13.23		$10.90	$10.13	$14.33

Total Return(e)	15.78%		32.15%		25.17%		10.96%	(26.80)%	33.11%

Net assets, end of period (in 000’s)	$5,906,689		$4,942,967		$3,347,608		$2,353,230	$2,097,460	$2,579,024

Ratio of net expenses to average net assets	0.84	%(f)	0.86%		0.87%		0.88%	0.87%	0.87%

Ratio of total expenses to average net assets	0.87	%(f)	0.89%		0.92%		0.93%	0.91%	0.92%

Ratio of net investment income to average net assets	1.72	%(f)	2.39	%(c)	2.82	%(d)	2.64%	3.14%	2.39%

Portfolio turnover rate(g)	74%		165%		165%		163%	156%	185%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.18 per share and 0.18% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.06 per share and 0.39% of average net assets.
(d)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Small Cap Insights Fund

	Investor Shares
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025		2024		2023	2022	2021

Per Share Data

Net asset value, beginning of period	$16.61		$13.17		$10.85		$10.08	$14.26	$10.92

Net investment income(a)	0.14	(b)	0.32	(c)	0.34	(d)	0.28	0.36	0.30

Net realized and unrealized gain (loss)	2.32		3.69		2.33		0.81	(4.09)	3.26

Total from investment operations	2.46		4.01		2.67		1.09	(3.73)	3.56

Distributions to shareholders from net investment income	(0.51)		(0.57)		(0.35)		(0.32)	(0.45)	(0.22)

Distributions to shareholders from net realized gains	(0.79)		–		–		–	–	–

Total distributions	(1.30)		(0.57)		(0.35)		(0.32)	(0.45)	(0.22)

Net asset value, end of period	$17.77		$16.61		$13.17		$10.85	$10.08	$14.26

Total Return(e)	15.69%		32.08%		25.03%		10.83%	(26.90)%	32.88%

Net assets, end of period (in 000’s)	$197,494		$141,762		$104,275		$74,012	$89,627	$141,731

Ratio of net expenses to average net assets	0.95	%(f)	0.97%		0.98%		1.00%	0.99%	0.99%

Ratio of total expenses to average net assets	0.98	%(f)	1.00%		1.03%		1.04%	1.03%	1.05%

Ratio of net investment income to average net assets	1.65	%(f)	2.25	%(c)	2.69	%(d)	2.48%	2.98%	2.21%

Portfolio turnover rate(g)	74%		165%		165%		163%	156%	185%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.18 per share and 0.18% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.06 per share and 0.39% of average net assets.
(d)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Small Cap Insights Fund

	Class R6 Shares
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025		2024		2023	2022	2021

Per Share Data

Net asset value, beginning of period	$16.73		$13.26		$10.93		$10.15	$14.36	$10.99

Net investment income(a)	0.15	(b)	0.35	(c)	0.36	(d)	0.30	0.38	0.31

Net realized and unrealized gain (loss)	2.34		3.70		2.34		0.82	(4.12)	3.29

Total from investment operations	2.49		4.05		2.70		1.12	(3.74)	3.60

Distributions to shareholders from net investment income	(0.52)		(0.58)		(0.37)		(0.34)	(0.47)	(0.23)

Distributions to shareholders from net realized gains	(0.79)		–		–		–	–	–

Total distributions	(1.31)		(0.58)		(0.37)		(0.34)	(0.47)	(0.23)

Net asset value, end of period	$17.91		$16.73		$13.26		$10.93	$10.15	$14.36

Total Return(e)	15.80%		32.22%		25.10%		11.04%	(26.81)%	33.12%

Net assets, end of period (in 000’s)	$570,124		$492,785		$405,863		$452,434	$479,843	$878,443

Ratio of net expenses to average net assets	0.83	%(f)	0.85%		0.86%		0.87%	0.86%	0.86%

Ratio of total expenses to average net assets	0.86	%(f)	0.88%		0.90%		0.92%	0.90%	0.91%

Ratio of net investment income to average net assets	1.71	%(f)	2.42	%(c)	2.85	%(d)	2.64%	3.06%	2.26%

Portfolio turnover rate(g)	74%		165%		165%		163%	156%	185%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.18 per share and 0.18% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.06 per share and 0.39% of average net assets.
(d)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Small Cap Insights Fund

	Class P Shares
	Six Months Ended April 30, 2026 (Unaudited)		Year Ended October 31,
			2025		2024		2023	2022	2021

Per Share Data

Net asset value, beginning of period	$16.73		$13.26		$10.93		$10.15	$14.36	$10.99

Net investment income(a)	0.15	(b)	0.33	(c)	0.35	(d)	0.30	0.38	0.33

Net realized and unrealized gain (loss)	2.33		3.73		2.35		0.82	(4.12)	3.28

Total from investment operations	2.48		4.06		2.70		1.12	(3.74)	3.61

Distributions to shareholders from net investment income	(0.52)		(0.59)		(0.37)		(0.34)	(0.47)	(0.24)

Distributions to shareholders from net realized gains	(0.79)		–		–		–	–	–

Total distributions	(1.31)		(0.59)		(0.37)		(0.34)	–	–

Net asset value, end of period	$17.90		$16.73		$13.26		$10.93	$10.15	$14.36

Total Return(e)	15.74%		32.24%		25.10%		11.04%	(26.81)%	33.15%

Net assets, end of period (in 000’s)	$47,113		$39,857		$36,012		$35,815	$35,538	$59,410

Ratio of net expenses to average net assets	0.83	%(f)	0.85%		0.86%		0.87%	0.86%	0.86%

Ratio of total expenses to average net assets	0.86	%(f)	0.88%		0.90%		0.92%	0.90%	0.92%

Ratio of net investment income to average net assets	1.73	%(f)	2.33	%(c)	2.78	%(d)	2.65%	3.15%	2.41%

Portfolio turnover rate(g)	74%		165%		165%		163%	156%	185%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.18 per share and 0.18% of average net assets.
(c)	Reflects income recognized from special dividends which amounts to $0.06 per share and 0.39% of average net assets.
(d)	Reflects income recognized from withholding tax reclaims which amounted to $0.02 per share and 0.16% of average net assets.
(e)

Assumes investment at the NAV at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Notes to Financial Statements April 30, 2026 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Goldman Sachs Emerging Markets Equity Insights Fund	A, C, Institutional, Investor, R6, R and P	Diversified

Goldman Sachs International Equity Insights Fund	A, C, Institutional, Service, Investor, R6, R and P	Diversified

Goldman Sachs International Small Cap Insights Fund	A, C, Institutional, Investor, R6 and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne

58

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

59

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Central Government Fund and Goldman Sachs Financial Square Government Fund (“Underlying Money Market Funds”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Funds’ accounting policies and investment holdings, please see the Underlying Money Market Funds’ financial statements at SEC.gov.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared

60

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of April 30, 2026:

Emerging Markets Equity Insights Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Africa	$15,013,546	$38,228,218	$—
Asia	262,746,352	2,676,596,338	—
Europe	23,792,348	54,764,866	—
North America	74,366,479	25,225,587	—
Oceania	—	13,435,984	—
South America	149,873,582	81,204,164	—
Investment Company	5,732	—	—
Securities Lending Reinvestment Vehicle	15,501,438	—	—

Total	$541,299,477	$2,889,455,157	$—

Derivative Type

Assets(b)

Forward Foreign Currency Exchange Contracts	$—	$27,398	$—

61

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Futures Contracts	$2,314,018	$—	$—

Total	$2,314,018	$27,398	$—

Liabilities

Forward Foreign Currency Exchange Contracts(b)	$—	$(6,323)	$—

International Equity Insights Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Africa	$—	$41,509,177	$—
Asia	54,010,075	1,673,983,972	—
Europe	318,824,879	3,110,594,466	—
North America	72,263,514	358,472,264	—
Oceania	54,387,375	383,147,757	—
Investment Company	29,713,141	—	—
Securities Lending Reinvestment Vehicle	95,682,395	—	—

Total	$624,881,379	$5,567,707,636	$—

Derivative Type

Assets
Futures Contracts(b)	$550	$—	$—

Liabilities
Futures Contracts(b)	$(963,825)	$—	$—

International Small Cap Insights Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Africa	$—	$9,035,353	$—
Asia	202,787,358	2,958,663,225	—
Europe	180,979,501	2,511,946,672	—
North America	58,040,875	15,498,931	—
Oceania	—	711,571,371	—
Securities Lending Reinvestment Vehicle	174,535,081	—	—

Total	$616,342,815	$6,206,715,552	$—

Derivative Type

Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$5,022	$—
Futures Contracts	3,801,442	—	—

Total	$3,801,442	$5,022	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(12,722)	$—
Futures Contracts(b)	(77,805)	—	—

Total	$(77,805)	$(12,722)	$—

62

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of April 30, 2026. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure:

Emerging Markets Equity Insights Fund

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	$27,398	Payable for unrealized loss on forward foreign currency exchange contracts	$(6,323)

Equity	Variation margin on futures contracts	$2,314,018		$—

Total		$2,341,416		$(6,323)

International Equity Insights Fund

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Equity	Variation margin on futures contracts	$550	Variation margin on futures contracts	$(963,825)

International Small Cap Insights Fund

Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]

Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	$5,022	Payable for unrealized loss on forward foreign currency exchange contracts	$(12,722)

Equity	Variation margin on futures contracts	$3,801,442	Variation margin on futures contracts	$(77,805)

Total		$3,806,464		$(90,527)

[1]

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only the variation margin as of April 30, 2026 is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended April 30, 2026. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

63

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

Emerging Markets Equity Insights Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward currency exchange contracts/Net change in unrealized gain (loss) on forward currency exchange contracts	$76,124	$21,025

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(4,649,962)	1,005,670

Total		$(4,573,838)	$1,026,695

International Equity Insights Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward currency exchange contracts/Net change in unrealized gain (loss) on forward currency exchange contracts	38,279	–

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	10,123,982	(3,594,670)

Total		$10,162,261	$(3,594,670)

International Small Cap Insights Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward currency exchange contracts/Net change in unrealized gain (loss) on forward currency exchange contracts	269,379	(7,700)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	8,363,892	(2,034,024)

Total		$8,633,271	$(2,041,724)

For the six months ended April 30, 2026, the relevant values for each derivative type was as follows:

Fund	Average Number of Contracts(a)

Emerging Markets Equity Insights Fund	534

International Equity Insights Fund	1,180

International Small Cap Insights Fund	1,165

(a)

Amounts disclosed represent average number of contracts, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the six months ended April 30, 2026.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement— Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

64

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended April 30, 2026, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate

Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

Emerging Markets Equity Insights Fund	1.00%	1.00%	0.90%	0.86%	0.84%	0.97%	0.92%(1)

International Equity Insights Fund	0.81	0.73	0.69	0.68	0.67	0.72	0.72

International Small Cap Insights Fund	0.85	0.85	0.77	0.73	0.72	0.79	0.79

^

Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

(1)

GSAM agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.92% as an annual percentage of the average daily net assets of the Fund. This waiver will be effective through at least February 28, 2027, and prior to such date GSAM may not terminate the arrangement without approval of the Trustees.

The Emerging Markets Equity Insights, International Equity Insights and International Small Cap Insights Funds invest in Institutional Shares of the Goldman Sachs Central Government Fund and Goldman Sachs Financial Square Government Fund, which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. For the six months ended April 30, 2026, GSAM waived $3,055, $20,485 and $3,557 of the Emerging Markets Equity Insights, International Equity Insights and International Small Cap Insights Funds’ management fees, respectively.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C	Service	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

65

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front-end sales charge and Class C Shares’ CDSC. During the six months ended April 30, 2026, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge

Fund	Class A	Class C

Emerging Markets Equity Insights Fund	$ 963	$—

International Equity Insights Fund	7,150	—

International Small Cap Insights Fund	2,844	—

D. Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for Emerging Markets Equity Insights, International Equity Insights and International Small Cap Insights Funds are 0.014%, 0.004% and 0.014%, respectively. These Other Expense limitations will remain in place through at least February 28, 2027, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended April 30, 2026, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Other Expense Reimbursements	Total Expense Reductions

Emerging Markets Equity Insights Fund	$710,947	$1,111,310	$1,822,257

International Equity Insights Fund	20,485	887,669	908,154

International Small Cap Insights Fund	3,557	1,054,097	1,057,654

66

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

G. Line of Credit Facility — As of April 30, 2026, the Funds participated in a $1,550,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended April 30, 2026, the Funds did not have any borrowings under the facility. Prior to April 10, 2026 the facility was $1,300,000,000.

H. Other Transactions with Affiliates — The following table provides information about the Funds’ investments in the Underlying Money Market Funds as of and for the six months ended April 30, 2026:

Emerging Markets Equity Insights Fund

Underlying Fund	Beginning value as of October 31, 2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gain Distribution

Goldman Sachs Central Government Fund - Institutional Shares

	$ –	$ 31,215,807	$ (31,210,075)	$ –	$ –	$ 5,732	5,732	$ 5,732	$ –

Goldman Sachs Financial Square Government Fund - Institutional Shares

	–	334,297,328	(334,297,328)	–	–	–	–	73,689	–

Total	$ –	$ 365,513,135	$ (365,507,403)	$ –	$ –	$ 5,732		$ 79,421	$ –

International Equity Insights Fund

Underlying Fund	Beginning value as of October 31, 2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gain Distribution

Goldman Sachs Central Government Fund - Institutional Shares

	–	33,102,578	(3,389,437)	–	–	29,713,141	29,713,141	10,723	–

Goldman Sachs Financial Square Government Fund - Institutional Shares

	12,570,434	747,170,709	(759,741,143)	–	–	–	–	460,168	–

Total	$12,570,434	$ 780,273,287	$ (763,130,580)	$ –	$ –	$ 29,713,141		$ 470,891	$ –

International Small Cap Insights Fund

Underlying Fund	Beginning value as of October 31, 2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending value as of April 30, 2026	Shares as of April 30, 2026	Dividend Income	Capital Gain Distribution

Goldman Sachs Financial Square Government Fund - Institutional Shares

	–	174,133,872	(174,133,872)	–	–	–	–	99,392	–

67

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2026, were as follows:

Fund	Purchases	Sales

Emerging Markets Equity Insights Fund	$ 2,284,711,141	$2,042,872,833

International Equity Insights Fund	4,867,812,172	3,884,019,546

International Small Cap Insights Fund	4,809,116,138	4,552,057,164

7. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of April 30, 2026, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the Funds and GSAL received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended April 30, 2026, are reported under Investment Income on the Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

68

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

7. SECURITIES LENDING (continued)

	For the six months ended April 30, 2026

Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Funds from Lending to Goldman Sachs	Amounts Payable to Goldman Sachs Upon Return of Securities Loaned as of April 30, 2026

Emerging Markets Equity Insights Fund	$48,707	$48,053	$1,906,433

International Equity Insights Fund	66,903	2,799	—

International Small Cap Insights Fund	43,151	21,771	—

The following table provides information about the Funds’ investment in the Government Money Market Fund for the fiscal year ended April 30, 2026.

Fund	Beginning value as of October 31, 2025	Purchases at Cost	Proceeds from Sales	Ending value as of April 30, 2026

Emerging Markets Equity Insights Fund	$16,279,113	$67,633,527	$(68,411,202)	$15,501,438

International Equity Insights Fund	71,110,840	566,320,511	(541,748,956)	95,682,395

International Small Cap Insights Fund	97,994,778	718,339,751	(641,799,448)	174,535,081

8. TAX INFORMATION

As of the Fund’s most recent fiscal year end, October 31, 2025, the Funds’ capital loss carryforwards were as follows:

	Emerging Markets Equity Insights Fund	International Equity Insights Fund	International Small Cap Insights Fund

Capital loss carryforwards:

Perpetual Short-Term	$(186,633,150)	$—	$—

As of April 30, 2026, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows.

	Emerging Markets Equity Insights Fund	International Equity Insights Fund	International Small Cap Insights Fund

Tax Cost	$2,483,992,051	$5,429,006,349	$5,776,613,590

Gross unrealized gain	1,075,143,392	938,104,526	1,302,373,819

Gross unrealized loss	(128,380,809)	(174,521,860)	(255,929,042)

Net unrealized gain (loss)	$946,762,583	$763,582,666	$1,046,444,777

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures contracts, net mark to market gains/(losses) on foreign currency contracts and differences in the tax treatment of passive foreign investment company investments and underlying fund investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

69

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Investment Style Risk — Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Management Risk — A strategy used by the Investment Adviser may fail to produce the intended results.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/ or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Mid-Cap and Small-Cap Risk — Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

70

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

9. OTHER RISKS (continued)

Portfolio Turnover Rate Risk — A high rate of portfolio turnover may involve correspondingly greater expenses which must be borne by the Fund and its shareholders, and is also likely to result in short-term capital gains taxable to shareholders.

Stock Risk — Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. OTHER MATTERS

The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations.

12. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

13. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Emerging Markets Equity Insights Fund

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Fiscal Year Ended October 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	564,831	$6,757,384	893,821	$8,538,548

Reinvestment of distributions	66,809	726,215	33,378	290,388

Shares redeemed	(426,115)	(5,073,303)	(1,075,985)	(10,483,621)

	205,525	2,410,296	(148,786)	(1,654,685)

Class C Shares

Shares sold	15,270	189,027	25,745	237,756

Reinvestment of distributions	2,190	23,633	700	6,038

Shares redeemed	(37,503)	(425,483)	(150,287)	(1,350,544)

	(20,043)	(212,823)	(123,842)	(1,106,750)

71

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

13. SUMMARY OF SHARE TRANSACTIONS (continued)

	Emerging Markets Equity Insights Fund

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Fiscal Year Ended October 31, 2025

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	14,195,100	$171,360,774	29,201,862	$270,828,586

Reinvestment of distributions	2,657,079	28,696,453	1,778,869	15,369,430

Shares redeemed	(20,268,527)	(237,098,676)	(35,910,810)	(335,942,467)

	(3,416,348)	(37,041,449)	(4,930,079)	(49,744,451)

Investor Shares

Shares sold	12,133,491	144,294,693	9,449,185	91,713,365

Reinvestment of distributions	382,875	4,127,393	160,566	1,385,679

Shares redeemed	(7,953,245)	(92,522,262)	(5,291,132)	(52,546,361)

	4,563,121	55,899,824	4,318,619	40,552,683

Class R6 Shares

Shares sold	29,581,105	350,064,044	18,740,444	169,535,597

Reinvestment of distributions	1,193,821	12,869,389	796,496	6,873,764

Shares redeemed	(7,109,960)	(86,358,106)	(20,816,866)	(192,903,881)

	23,664,966	276,575,327	(1,279,926)	(16,494,520)

Class R Shares

Shares sold	485,298	5,679,730	494,622	4,648,216

Reinvestment of distributions	48,843	518,708	19,577	166,795

Shares redeemed	(323,130)	(3,752,227)	(626,325)	(5,599,963)

	211,011	2,446,211	(112,126)	(784,952)

Class P Shares

Shares sold	1,659,463	20,515,472	468,774	4,296,302

Reinvestment of distributions	129,062	1,391,292	87,628	756,232

Shares redeemed	(292,770)	(3,514,611)	(1,190,321)	(10,850,549)

	1,495,755	18,392,153	(633,919)	(5,798,015)

NET INCREASE (DECREASE) IN SHARES	26,703,988	$318,469,539	(2,910,059)	$(35,030,690)

	International Equity Insights Fund

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Fiscal Year Ended October 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	2,119,315	$38,999,203	1,392,542	$21,560,289

Reinvestment of distributions	360,823	6,338,614	251,979	3,505,606

Shares redeemed	(843,630)	(15,301,076)	(1,248,736)	(19,458,472)

	1,636,508	30,036,741	395,785	5,607,423

Class C Shares

Shares sold	339,887	6,130,944	134,245	2,223,361

Reinvestment of distributions	27,753	477,983	15,685	215,429

Shares redeemed	(104,304)	(1,840,625)	(167,106)	(2,507,379)

	263,336	4,768,302	(17,176)	(68,589)

72

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

13. SUMMARY OF SHARE TRANSACTIONS (continued)

	International Equity Insights Fund

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Fiscal Year Ended October 31, 2025

	Shares	Dollars	Shares	Dollars

Institutional Shares

Shares sold	53,221,057	$1,016,130,028	110,724,245	$1,879,459,274

Reinvestment of distributions	12,445,419	227,078,103	3,180,202	45,720,154

Shares redeemed	(21,147,733)	(402,155,974)	(15,252,301)	(247,274,956)

	44,518,743	841,052,157	98,652,146	1,677,904,472

Service Shares

Shares sold	151,835	2,873,024	48,642	756,272

Reinvestment of distributions	8,171	145,982	6,780	95,935

Shares redeemed	(18,818)	(342,788)	(78,587)	(1,285,481)

	141,188	2,676,218	(23,165)	(433,274)

Investor Shares

Shares sold	14,342,379	258,881,559	9,958,808	156,990,020

Reinvestment of distributions	1,441,306	24,795,572	480,809	6,550,859

Shares redeemed	(3,348,111)	(60,035,948)	(1,965,345)	(30,608,319)

	12,435,574	223,641,183	8,474,272	132,932,560

Class R6 Shares

Shares sold	13,120,690	250,757,454	18,477,292	287,454,828

Reinvestment of distributions	2,088,933	38,073,036	1,253,453	17,973,611

Shares redeemed	(6,100,521)	(115,556,527)	(8,240,603)	(130,982,154)

	9,109,102	173,273,963	11,490,142	174,446,285

Class R Shares

Shares sold	88,429	1,579,670	83,837	1,271,486

Reinvestment of distributions	32,320	546,928	25,247	339,928

Shares redeemed	(70,601)	(1,258,884)	(138,323)	(2,081,988)

	50,148	867,714	(29,239)	(470,574)

Class P Shares

Shares sold	3,800,738	72,416,861	13,106,473	225,000,645

Reinvestment of distributions	2,849,471	51,910,976	1,534,813	22,027,668

Shares redeemed	(3,018,109)	(56,816,106)	(4,938,311)	(78,402,553)

	3,632,100	67,511,731	9,702,975	168,625,760

NET INCREASE IN SHARES	71,786,699	$1,343,828,009	128,645,740	$2,158,544,063

	International Small Cap Insights Fund

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Fiscal Year Ended October 31, 2025

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	2,080,284	$36,301,711	1,106,517	$16,393,530

Reinvestment of distributions	367,711	6,011,289	214,444	2,618,366

Shares redeemed	(1,001,520)	(17,287,486)	(1,710,931)	(24,994,070)

	1,446,475	25,025,514	(389,970)	(5,982,174)

73

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued) April 30, 2026 (Unaudited)

13. SUMMARY OF SHARE TRANSACTIONS (continued)

	International Small Cap Insights Fund

	For the Six Months Ended April 30, 2026 (Unaudited)		For the Fiscal Year Ended October 31, 2025

	Shares	Dollars	Shares	Dollars

Class C Shares

Shares sold	22,467	$386,254	64,777	$992,293

Reinvestment of distributions	20,038	318,825	15,580	185,711

Shares redeemed	(125,809)	(2,065,928)	(279,188)	(3,767,097)

	(83,304)	(1,360,849)	(198,831)	(2,589,093)

Institutional Shares

Shares sold	43,487,936	744,294,977	91,092,921	1,286,593,556

Reinvestment of distributions	22,962,781	373,707,932	12,141,701	147,400,252

Shares redeemed	(31,835,913)	(543,495,954)	(60,072,469)	(842,841,627)

	34,614,804	574,506,955	43,162,153	591,152,181

Investor Shares

Shares sold	3,209,656	54,874,902	2,922,215	42,165,953

Reinvestment of distributions	738,980	11,968,253	368,519	4,459,082

Shares redeemed	(1,369,856)	(23,366,870)	(2,673,714)	(37,955,398)

	2,578,780	43,476,285	617,020	8,669,637

Class R6 Shares

Shares sold	5,107,868	87,895,037	9,456,222	127,088,485

Reinvestment of distributions	2,246,186	36,664,083	1,235,812	15,052,193

Shares redeemed	(4,966,831)	(84,746,944)	(11,846,722)	(161,911,147)

	2,387,223	39,812,176	(1,154,688)	(19,770,469)

Class P Shares

Shares sold	213,812	3,712,634	63,938	952,429

Reinvestment of distributions	188,882	3,083,216	127,898	1,556,519

Shares redeemed	(153,680)	(2,563,964)	(525,409)	(6,822,271)

	249,014	4,231,886	(333,573)	(4,313,323)

NET INCREASE IN SHARES	41,192,991	$685,691,967	41,702,111	$567,166,759

74

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener Brian J. Wildman GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President and Principal Executive Officer Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2026 Goldman Sachs. All rights reserved. INTINSSAR-26

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 26, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	July 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	July 6, 2026

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	July 6, 2026